File No. 333-138540
Filed on April 30, 2014	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	14	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	57	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2014, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2014, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2014

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915	32-69152-00 2014 /05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Dynamic Asset Allocation

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	American Funds IS ® Asset Allocation

•	American Funds IS ® Blue Chip Income and Growth

•	American Funds IS ® Global Bond

•	American Funds IS ® Global Growth

•	American Funds IS ® Global Growth and Income

•	American Funds IS ® Global Small Capitalization

•	American Funds IS ® Growth

•	American Funds IS ® Growth-Income

•	American Funds IS ® International

•	American Funds IS ® International Growth and Income

•	American Funds IS ® Mortgage

•	American Funds IS ® New World

•	American Funds IS ® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2014

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP

•	DWS Global Growth VIP

•	DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	DWS Small Mid Cap Value VIP

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )

•	Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )

•	Franklin High Income VIP Fund (formerly Franklin High Income Securities )

•	Franklin Income VIP Fund (formerly Franklin Income Securities )

•	Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )

•	Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )

•	Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )

•	Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )

•	Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )

•	Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )

•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )

•	Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )

•	Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

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•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS ® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT International Value

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration2

•	PIMCO VIT Real Return2

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return2

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

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•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )

•	Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )

•	Templeton Growth VIP Fund (formerly Templeton Growth Securities )

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )

•	VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )

•	VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See “Closed Subaccounts.”

2
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission

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(“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 58 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

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The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

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Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.

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Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will

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generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.65%	0.65%
Maximum Annual Charge for Optional Riders4	1.25%	1.25%
Total Separate Account Annual Expenses	1.90%	2.10%
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract
     Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2    Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge. If you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”

3    The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

4    You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider1	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	23.61%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses.
      The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2013 , and the minimum expenses represent the total annual operating expenses of that
      Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2013 .

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$758	$ 4 ,688	$ 7,184	$ 10,246
If you do not surrender or you annuitize your Contract	$303	$ 4,494	$ 7,143	$ 10,246
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$323	$ 4,529	$ 7,174	$ 10,249

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$679	$975	$1,275	$2,524
If you do not surrender or you annuitize your Contract	$222	$685	$1,175	$2,524
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$242	$745	$1,275	$2,726

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Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2013 , the Company had total assets of approximately $ 20.7 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

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Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from

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0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

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The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements,

18

by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;

•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.

For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

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Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.

There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”

What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.	Contract Value immediately prior to the withdrawal.

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How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

•
if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $ 1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after

21

the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract

22

Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

23

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

24

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Dynamic Asset Allocation, AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days
American Funds IS ® Asset Allocation, American Funds IS ® Blue Chip Income and Growth, American Funds IS ® Global Bond, American Funds IS ® Global Growth, American Funds IS ® Global Growth and Income, American Funds IS ® Global Small Capitalization, American Funds IS ® Growth, American Funds IS ® Growth-Income, American Funds IS ® International, American Funds IS ® International Growth and Income, American Funds IS ® Mortgage, American Funds IS ® New World, American Funds IS ® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond , Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund , Franklin Growth and Income VIP Fund , Franklin High Income VIP Fund , Franklin Income VIP Fund , Franklin Large Cap Growth VIP Fund , Franklin Large Cap Value VIP Fund , Franklin Mutual Global Discovery VIP Fund , Franklin Mutual Shares VIP Fund , Franklin Rising Dividends VIP Fund , Franklin Small Cap Value VIP Fund , Franklin Small-Mid Cap Growth VIP Fund , Franklin Strategic Income VIP Fund , Franklin U . S . Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond , Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS ® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT International Value, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF   Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF   Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund , Templeton Global Bond VIP Fund , Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the

28

Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

29

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

30

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2.35 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

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The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint

33

Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage

34

was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.

You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

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0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determi-

36

nation of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary

37

Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit1	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The

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level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has

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been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will

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decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary;

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the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the

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Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It

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is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment

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advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined

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by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be

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applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity

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options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the

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employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.

Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of

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$1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ($181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An

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“eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. D istributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained

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by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts — Effective April 4, 2011, the Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on April 4, 2011, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

In the event that we receive a request on or after April 4, 2011 to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return, as applicable. The Advisor Class imposes a

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distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on April 4, 2011. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Closed Subaccounts
Neuberger Berman AMT Large Cap Value
PIMCO VIT Low Duration Subaccount – Administrative Class
PIMCO VIT Real Return Subaccount – Administrative Class
PIMCO VIT Total Return Subaccount – Administrative Class

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

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Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information  describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

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Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $5,238,251.00, $3,804,507.12, and $4,667,861.92, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid

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to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2013 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Centaurus Financial, Inc., Client One Securities LLC, GWN Securities, Inc., Investacorp, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Support Services Financial Advisors, Inc., and TransAmerica Financial Advisors, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

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Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 403(b)

Roth 403(b)

Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying

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Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value VIP Fund	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Innealta Capital Country Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Innealta Capital Sector Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMIM
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	MFS

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS ® VIT International Value	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS
MFS ® VIT Total Return	Service	Seeks total return.	MFS
MFS ® VIT Utilities	Service	Seeks total return.	MFS
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC

68

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC

69

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

70

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

71

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on   a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance   of the NASDAQ-100 Index ® . The fund does   not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments

72

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .
Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments

73

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s   current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments

74

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark,   before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager

75

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.

76

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

77

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2013 .

		0-Year CDSC			5-Year CDSC
Subaccount	Year	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2013 5	10.00	10.19	0	10.00	10.20	0
Adaptive Allocation Portfolio	2013	10.04	10.24	0	10.04	10.26	0
	20124	10.00	10.04	0	10.00	10.04	0
Alger Capital Appreciation	2013	10.26	13.36	10,783	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	20112	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	20112	10.00	9.15	0	10.00	9.17	0
AllianceBernstein VPS Global Thematic Growth	2013	10.22	12.13	0	10.22	12.16	0
	20124	10.00	10.22	0	10.00	10.22	0
AllianceBernstein VPS Growth and Income	2013	10.15	13.20	10,452	10.15	13.23	0
	20124	10.00	10.15	0	10.00	10.15	0
AllianceBernstein VPS Small/Mid Cap Value	2013	10.20	13.57	5,379	10.20	13.59	0
	20124	10.00	10.20	0	10.00	10.20	0
ALPS/Alerian Energy Infrastructure	2013 5	10.00	10.64	5,764	10.00	10.65	0
American Century VP Income & Growth	2013	10.41	13.63	0	10.45	13.71	0
	2012	9.42	10.41	6,528	9.43	10.45	0
	20112	10.00	9.42	0	10.00	9.43	0
American Century VP Inflation Protection	2013	9.97	8.81	2,780	9.97	8.83	0
	20124	10.00	9.97	0	10.00	9.97	0
American Century VP International	2013	9.55	11.28	13,525	9.59	11.34	0
	2012	8.17	9.55	1,063	8.18	9.59	0
	20112	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2013	10.30	12.92	12,292	10.33	13.00	0
	2012	9.17	10.30	4,563	9.19	10.33	0
	20112	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2013	10.31	13.10	16,955	10.35	13.17	4,099
	2012	9.32	10.31	942	9.33	10.35	3,948
	20112	10.00	9.32	519	10.00	9.33	2,150
BlackRock Basic Value V.I.	2013	9.71	12.92	15,349	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	20112	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	20112	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2013	10.32	12.38	28,026	10.36	12.44	0
	2012	9.55	10.32	20,662	9.56	10.36	0
	20112	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2013	9.60	10.61	22,404	9.63	10.67	0
	2012	9.04	9.60	7,906	9.05	9.63	0
	20112	10.00	9.04	0	10.00	9.05	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock Global Opportunities V.I.	2013	9.12	11.41	2,908	9.15	11.47	0
	2012	8.26	9.12	1,800	8.27	9.15	0
	20112	10.00	8.26	0	10.00	8.27	0
BlackRock High Yield V.I.	2013	10.02	10.55	90,486	10.02	10.57	0
	20124	10.00	10.02	0	10.00	10.02	0
BlackRock Large Cap Core V.I.	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	20112	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2013	10.02	12.93	1,903	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	20112	10.00	9.04	0	10.00	9.05	0
Dimensional VA Global Bond Portfolio	2013	10.00	9.59	6,080	10.00	9.61	0
	20124	10.00	10.00	0	10.00	10.00	0
Dimensional VA International Small Portfolio	2013	10.11	12.36	2,116	10.11	12.38	0
	20124	10.00	10.11	0	10.00	10.11	0
Dimensional VA International Value Portfolio	2013	10.15	11.88	13,705	10.15	11.90	0
	20124	10.00	10.15	0	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2013	10.00	9.65	53,813	10.00	9.67	0
	20124	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2013	10.20	13.81	6,745	10.20	13.84	0
	20124	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2013	10.21	14.21	3,346	10.21	14.24	0
	20124	10.00	10.21	0	10.00	10.21	0
Direxion Dynamic VP HY Bond	2013	9.31	9.35	0	9.42	9.48	0
	2012	8.83	9.31	0	8.92	9.42	0
	2011	8.71	8.83	0	8.78	8.92	0
	2010	8.67	8.71	5,940	8.72	8.78	9,617
	2009	8.17	8.67	54,880	8.21	8.72	11,921
	2008	9.40	8.17	136,826	9.42	8.21	47,922
	2007	10.00	9.40	97	10.00	9.42	0
Dreyfus IP Small Cap Stock Index	2013	10.20	13.86	3,062	10.20	13.89	0
	20124	10.00	10.20	0	10.00	10.20	0
Dreyfus IP Technology Growth	2013	10.17	13.02	282	10.17	13.05	0
	20124	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2013	10.17	12.94	0	10.17	12.97	0
	20124	10.00	10.17	0	10.00	10.17	0
Dreyfus VIF Appreciation	2013	10.16	11.85	0	10.16	11.88	0
	20124	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2013	6.58	7.80	1,832	6.66	7.91	0
	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
	2007	10.00	10.05	2,220	10.00	10.07	196
DWS Capital Growth VIP	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	20112	10.00	8.85	0	10.00	8.86	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
DWS Core Equity VIP 3	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	20112	10.00	8.93	0	10.00	8.94	0
DWS Global Growth VIP	2013	8.98	10.55	0	9.01	10.61	0
	2012	7.87	8.98	0	7.88	9.01	0
	20112	10.00	7.87	0	10.00	7.88	0
DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )	2013	9.39	12.31	461	9.43	12.38	0
	2012	8.46	9.39	200	8.47	9.43	0
	20112	10.00	8.46	0	10.00	8.47	0
DWS Government & Agency Securities VIP	2013	10.23	9.56	4,314	10.26	9.61	0
	2012	10.33	10.23	10,878	10.35	10.26	0
	20112	10.00	10.33	2,500	10.00	10.35	0
DWS High Income VIP	2013	10.01	10.39	2,942	10.01	10.42	0
	20124	10.00	10.01	0	10.00	10.01	0
DWS Large Cap Value VIP	2013	9.71	12.24	3,760	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	20112	10.00	9.18	0	10.00	9.20	0
DWS Small Mid Cap Value VIP	2013	9.19	11.95	7,017	9.22	12.02	4,624
	2012	8.39	9.19	0	8.40	9.22	6,714
	20112	10.00	8.39	0	10.00	8.40	8,126
Federated Fund for U.S. Government Securities II	2013	10.85	10.27	0	10.98	10.41	0
	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194
	2007	10.00	10.26	351	10.00	10.28	352
Federated High Income Bond II	2013	12.90	13.30	23,987	13.06	13.49	1,741
	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
	2007	10.00	9.92	3,878	10.00	9.94	4,668
Fidelity® VIP Balanced	2013	9.88	11.38	45,681	9.91	11.44	0
	2012	8.90	9.88	29,255	8.92	9.91	0
	20112	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2013	9.62	12.17	71,479	9.74	12.34	1,433
	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
	2007	10.00	11.15	9,440	10.00	11.88	5,522
Fidelity® VIP Disciplined Small Cap	2013	10.12	13.49	482	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	20112	10.00	8.84	510	10.00	8.85	0
Fidelity® VIP Emerging Markets	2013	10.09	10.11	26,868	10.09	10.13	0
	20124	10.00	10.09	0	10.00	10.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Growth & Income	2013	10.71	13.79	4,760	10.75	13.87	0
	2012	9.38	10.71	6,121	9.39	10.75	0
	20112	10.00	9.38	0	10.00	9.39	0
Fidelity® VIP Growth Opportunities	2013	9.49	12.61	23,561	9.61	12.79	0
	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
	2007	10.00	11.50	1,010	10.00	11.53	463
Fidelity® VIP High Income	2013	10.00	10.21	70,199	10.00	10.23	0
	20124	10.00	10.00	0	10.00	10.00	0
Fidelity® VIP Index 500	2013	9.08	11.57	289,639	9.19	11.74	7,082
	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
	2007	10.00	10.07	1,123	10.00	10.09	394
Fidelity® VIP Investment-Grade Bond	2013	11.47	10.85	27,900	11.60	11.00	13,844
	2012	11.24	11.47	22,497	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
	2007	10.00	10.06	2,872	10.00	10.08	3,001
Fidelity® VIP Mid Cap	2013	9.16	12.02	49,071	9.19	12.09	0
	2012	8.27	9.16	3,201	8.29	9.19	0
	20112	10.00	8.27	115	10.00	8.29	0
Fidelity® VIP Overseas	2013	9.02	11.34	1,074	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	20112	10.00	7.75	0	10.00	7.76	0
Fidelity® VIP Real Estate	2013	11.11	10.91	16,418	11.15	10.97	0
	2012	9.72	11.11	12,194	9.74	11.15	0
	20112	10.00	9.72	517	10.00	9.74	0
Fidelity® VIP Strategic Income	2013	10.57	10.21	6,488	10.61	10.27	0
	2012	9.92	10.57	25,009	9.94	10.61	0
	20112	10.00	9.92	0	10.00	9.94	0
Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )	2013	10.33	12.93	1,799	10.37	13.01	0
	2012	9.53	10.33	8,119	9.54	10.37	0
	20112	10.00	9.53	0	10.00	9.54	0
Franklin High Income VIP Fund (formerly Franklin High Income Securities )	2013	10.92	11.37	741,988	10.96	11.44	0
	2012	9.78	10.92	20,900	9.80	10.96	2,152
	20112	10.00	9.78	1,209	10.00	9.80	3,671

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund (formerly Franklin Income Securities )	2013	10.28	11.32	57,983	10.32	11.38	0
	2012	9.45	10.28	8,582	9.46	10.32	0
	20112	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	20112	10.00	9.20	0	10.00	9.21	0
Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )	2013	9.66	12.66	4,549	9.69	12.73	0
	2012	8.73	9.66	0	8.75	9.69	0
	20112	10.00	8.73	0	10.00	8.75	0
Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )	2013	9.93	12.24	14,468	9.96	12.31	0
	2012	9.06	9.93	0	9.08	9.96	0
	20112	10.00	9.06	0	10.00	9.08	0
Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )	2013	10.06	12.47	2,440	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	20112	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )	2013	10.67	13.37	68,266	10.71	13.45	0
	2012	9.87	10.67	10,985	9.88	10.71	0
	20112	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )	2013	10.00	13.16	3,883	10.03	13.23	0
	2012	8.74	10.00	13,972	8.75	10.03	2,568
	20112	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )	2013	17.48	23.33	5,064	17.62	23.57	2,398
	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	20081	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )	2013	10.60	10.58	13,357	10.63	10.63	0
	2012	9.73	10.60	39,622	9.74	10.63	1,082
	20112	10.00	9.73	0	10.00	9.74	1,036
Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )	2013	10.11	9.54	8,441	10.14	9.60	0
	2012	10.27	10.11	554	10.28	10.14	0
	20112	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2013	10.12	12.92	3,579	10.16	13.00	0
	2012	8.77	10.12	3,381	8.78	10.16	0
	20112	10.00	8.77	0	10.00	8.78	0
Goldman Sachs VIT High Quality Floating Rate	2013	10.30	9.99	28,993	10.33	10.04	0
	2012	10.37	10.30	11,400	10.39	10.33	0
	20112	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2013	9.84	12.64	1,527	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	3,211
	20112	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2013	9.77	12.51	7,841	9.80	12.58	0
	2012	8.56	9.77	1,084	8.57	9.80	0
	20112	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity)	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	20112	10.00	8.99	0	10.00	9.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT Strategic Growth	2013	10.69	13.63	7,231	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	20112	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2013	9.32	11.14	17,559	9.35	11.20	0
	2012	7.98	9.32	1,993	7.99	9.35	0
	20112	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	20081	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	8.79	10.48	58,695	8.89	10.63	79,248
	2012	8.00	8.79	50,385	8.08	8.89	84,153
	2011	8.93	8.00	51,385	9.00	8.08	117,009
	2010	8.03	8.93	55,668	8.08	9.00	123,454
	2009	5.96	8.03	54,683	5.99	8.08	127,536
	2008	10.84	5.96	74,534	10.86	5.99	142,121
	2007	10.00	10.84	38,105	10.00	10.86	76,761
Guggenheim VIF CLS AdvisorOne Clermont	2013	9.03	9.61	25,449	9.14	9.75	49,118
	2012	8.44	9.03	25,525	8.52	9.14	65,433
	2011	8.76	8.44	31,471	8.83	8.52	42,857
	2010	8.17	8.76	32,578	8.22	8.83	50,400
	2009	6.19	8.17	25,696	6.92	8.22	39,373
	2008	10.21	6.19	21,771	10.23	6.92	18,737
	2007	10.00	10.21	10,262	10.00	10.23	4,328
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	8.97	10.29	15,055	9.08	10.44	21,050
	2012	8.26	8.97	19,666	8.35	9.08	21,842
	2011	8.93	8.26	20,889	9.00	8.35	29,224
	2010	8.12	8.93	20,005	8.17	9.00	27,048
	2009	6.90	8.12	17,783	6.22	8.17	22,105
	2008	11.08	6.90	15,433	11.10	6.22	24,181
	2007	10.00	11.08	6,953	10.00	11.10	11,717
Guggenheim VIF Floating Rate Strategies	2013 5	10.00	10.02	61,886	10.00	10.03	0
Guggenheim VIF Global Managed Futures Strategy	2013	6.26	6.21	4,132	6.32	6.27	0
	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	20081	10.00	9.57	1,723	10.00	9.57	267
Guggenheim VIF High Yield	2013	10.41	10.80	66,380	10.45	10.86	0
	2012	9.38	10.41	42,378	9.40	10.45	427
	20112	10.00	9.38	46,022	10.00	9.40	414
Guggenheim VIF Large Cap Value	2013	14.62	18.64	0	14.74	18.83	0
	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	20081	10.00	10.28	0	10.00	10.28	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )	2013	8.10	9.20	16,992	8.20	9.33	0
	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
	2007	10.00	11.76	165	10.00	11.78	0
Guggenheim VIF Macro Opportunities	2013 5	10.00	9.87	4,514	10.00	9.88	0
Guggenheim VIF Managed Asset Allocation	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	20112	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2013	17.75	22.86	992	17.90	23.10	0
	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	20081	10.00	11.09	0	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2013	7.45	7.32	7,067	7.54	7.42	826
	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766
	2007	10.00	10.04	0	10.00	10.06	0
Guggenheim VIF Small Cap Value	2013	12.07	15.94	4,853	12.21	16.17	0
	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
	2007	10.00	10.77	835	10.00	10.79	358
Guggenheim VIF StylePlus Large Core	2013	10.16	12.65	0	10.17	12.68	0
	20124	10.00	10.16	0	10.00	10.17	0
Guggenheim VIF StylePlus Large Growth	2013	9.31	11.53	0	9.34	11.60	7,165
	2012	8.70	9.31	0	8.72	9.34	7,466
	20112	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VIF StylePlus Mid Growth	2013	18.09	22.82	2,473	18.25	23.05	0
	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	20081	10.00	10.49	0	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2013	10.19	13.91	0	10.19	13.94	0
	20124	10.00	10.19	0	10.00	10.19	0
Guggenheim VIF Total Return Bond	2013	9.99	9.82	0	9.99	9.84	0
	20124	10.00	9.99	0	10.00	9.99	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF World Equity Income ( formerly Guggenheim VT MSCI EAFE Equal Weight )	2013	7.40	8.52	266,478	7.49	8.64	5,929
	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
	2007	10.00	10.49	3,419	10.00	10.51	4,520
Ibbotson Aggressive Growth ETF Asset Allocation	2013	10.12	11.55	0	10.12	11.58	0
	20124	10.00	10.12	0	10.00	10.12	0
Ibbotson Balanced ETF Asset Allocation	2013	10.08	10.89	1,189	10.08	10.91	745
	20124	10.00	10.08	0	10.00	10.08	0
Ibbotson Conservative ETF Asset Allocation	2013	10.02	9.93	0	10.02	9.95	0
	20124	10.00	10.02	0	10.00	10.02	0
Ibbotson Growth ETF Asset Allocation	2013	10.11	11.38	1,386	10.11	11.40	0
	20124	10.00	10.11	0	10.00	10.11	0
Ibbotson Income and Growth ETF Asset Allocation	2013	10.05	10.42	24,906	10.05	10.44	0
	20124	10.00	10.05	0	10.00	10.05	0
Innealta Capital Country Rotation	2013	10.00	9.44	0	10.00	9.46	0
	20124	10.00	10.00	0	10.00	10.00	0
Innealta Capital Sector Rotation	2013	10.00	9.22	0	10.00	9.23	0
	20124	10.00	10.00	0	10.00	10.00	0
Invesco V.I. American Franchise	2013	9.35	12.63	0	7.58	12.70	0
	2012	8.54	9.35	0	8.55	7.58	0
	20112	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2013	10.19	13.19	3,313	10.23	13.26	0
	2012	9.01	10.19	8,388	9.02	10.23	1,552
	20112	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Comstock	2013	10.28	13.47	3,648	10.32	13.55	0
	2012	8.95	10.28	1,190	8.96	10.32	0
	20112	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	20112	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2013	9.93	11.98	4,896	9.97	12.05	0
	2012	9.15	9.93	3,353	9.16	9.97	0
	20112	10.00	9.15	0	10.00	9.16	0
Invesco V.I. Global Core Equity	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2013	10.79	14.62	21,243	10.83	14.70	1,882
	2012	9.27	10.79	2,572	9.28	10.83	2,922
	20112	10.00	9.27	488	10.00	9.28	0
Invesco V.I. Global Real Estate	2013	10.92	10.81	7,341	10.96	10.87	0
	2012	8.84	10.92	5,187	8.86	10.96	3,327
	20112	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2013	10.35	9.71	398	10.38	9.77	0
	2012	10.48	10.35	28,981	10.50	10.38	2,699
	20112	10.00	10.48	0	10.00	10.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Growth and Income	2013	9.92	12.82	1,172	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	20112	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2013	10.72	11.05	7,131	10.75	11.11	0
	2012	9.48	10.72	27,407	9.50	10.75	2,360
	20112	10.00	9.48	8,504	10.00	9.50	0
Invesco V.I. International Growth	2013	9.07	10.40	5,509	9.18	10.55	0
	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
	2007	10.00	11.13	7,753	10.00	11.15	3,849
Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )	2013	10.75	11.48	2,048	10.79	11.55	0
	2012	10.77	10.75	379	10.79	10.79	0
	20112	10.00	10.77	368	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2013	9.58	11.89	5,186	9.69	12.05	0
	2012	8.96	9.58	3,332	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
	2007	10.00	10.44	3,187	10.00	10.46	5,187
Invesco V.I. Mid Cap Growth	2013	8.87	11.71	554	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	20112	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2013	10.17	12.93	5,253	10.17	12.96	0
	20124	10.00	10.17	0	10.00	10.17	0
Invesco V.I. Small Cap Equity	2013	9.47	12.54	1,214	9.51	12.61	0
	2012	8.63	9.47	1,199	8.64	9.51	0
	20112	10.00	8.63	0	10.00	8.64	0
Ivy Funds VIP Asset Strategy	2013	9.91	11.98	6,632	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	20112	10.00	8.61	0	10.00	8.62	0
Ivy Funds VIP Balanced	2013	10.26	12.26	6,334	10.29	12.32	0
	2012	9.50	10.26	2,511	9.52	10.29	0
	20112	10.00	9.50	0	10.00	9.52	0
Ivy Funds VIP Core Equity	2013	10.42	13.43	0	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	20112	10.00	9.09	0	10.00	9.10	0
Ivy Funds VIP Dividend Opportunities	2013	9.45	11.84	5,466	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	20112	10.00	8.65	0	10.00	8.66	0
Ivy Funds VIP Energy	2013	7.66	9.45	14,866	7.68	9.50	0
	2012	7.82	7.66	1,288	7.83	7.68	0
	20112	10.00	7.82	518	10.00	7.83	0
Ivy Funds VIP Global Bond	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	1,598
	20112	10.00	9.73	0	10.00	9.75	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy Funds VIP Growth	2013	10.24	13.50	2,050	10.27	13.57	0
	2012	9.40	10.24	844	9.41	10.27	0
	20112	10.00	9.40	0	10.00	9.41	0
Ivy Funds VIP High Income	2013	11.24	12.00	158,358	11.28	12.07	6,597
	2012	9.81	11.24	91,399	9.82	11.28	1,773
	20112	10.00	9.81	9,460	10.00	9.82	0
Ivy Funds VIP International Core Equity	2013	8.78	10.60	18,110	8.81	10.66	0
	2012	8.02	8.78	38,006	8.04	8.81	0
	20112	10.00	8.02	0	10.00	8.04	0
Ivy Funds VIP International Growth	2013	9.89	11.39	0	9.92	11.45	0
	2012	8.67	9.89	0	8.68	9.92	0
	20112	10.00	8.67	0	10.00	8.68	0
Ivy Funds VIP Limited-Term Bond	2013	10.03	9.64	8,531	10.07	9.69	0
	2012	10.05	10.03	16,544	10.06	10.07	0
	20112	10.00	10.05	0	10.00	10.06	0
Ivy Funds VIP Mid Cap Growth	2013	9.73	12.22	8,992	9.77	12.28	0
	2012	8.87	9.73	4,648	8.88	9.77	0
	20112	10.00	8.87	0	10.00	8.88	0
Ivy Funds VIP Real Estate Securities	2013	10.97	10.71	1,780	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	20112	10.00	9.64	0	10.00	9.66	0
Ivy Funds VIP Science and Technology	2013	10.20	15.41	11,034	10.24	15.50	0
	2012	8.26	10.20	319	8.27	10.24	0
	20112	10.00	8.26	0	10.00	8.27	0
Ivy Funds VIP Small Cap Growth	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	591	7.92	8.06	0
	20112	10.00	7.91	0	10.00	7.92	0
Ivy Funds VIP Small Cap Value	2013	9.18	11.84	309	9.21	11.91	0
	2012	8.01	9.18	315	8.02	9.21	0
	20112	10.00	8.01	0	10.00	8.02	0
Ivy Funds VIP Value	2013	9.73	12.73	0	9.77	12.80	0
	2012	8.47	9.73	1,073	8.49	9.77	0
	20112	10.00	8.47	0	10.00	8.49	0
Janus Aspen Enterprise	2013	10.12	12.91	2,531	10.15	12.98	5,027
	2012	8.95	10.12	2,000	8.97	10.15	7,129
	20112	10.00	8.95	0	10.00	8.97	6,498
Janus Aspen Forty	2013	10.62	13.43	507	10.66	13.51	0
	2012	8.88	10.62	496	8.89	10.66	0
	20112	10.00	8.88	0	10.00	8.89	0
Janus Aspen Janus Portfolio	2013	10.16	12.75	1,017	10.19	12.82	0
	2012	8.89	10.16	60,472	8.90	10.19	0
	20112	10.00	8.89	0	10.00	8.90	0
Janus Aspen Overseas	2013	7.19	7.93	739	7.21	7.98	0
	2012	6.57	7.19	14,480	6.58	7.21	0
	20112	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2013	9.47	11.51	23,145	9.50	11.57	0
	2012	8.85	9.47	462	8.86	9.50	0
	20112	10.00	8.85	0	10.00	8.86	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust Core Bond Portfolio	2013	9.99	9.48	0	9.99	9.50	0
	20124	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust International Equity Portfolio	2013	10.13	11.27	0	10.13	11.30	0
	20124	10.00	10.13	0	10.00	10.13	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2013	10.19	13.20	0	10.19	13.23	0
	20124	10.00	10.19	0	10.00	10.19	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2013	10.18	13.79	0	10.18	13.82	0
	20124	10.00	10.18	0	10.00	10.18	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2013	10.17	14.05	0	10.17	14.08	0
	20124	10.00	10.17	0	10.00	10.17	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2013	10.20	13.99	1,152	10.20	14.02	0
	20124	10.00	10.20	0	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2013	10.17	13.36	0	10.17	13.38	0
	20124	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2013	10.64	11.12	5,460	10.68	11.18	0
	2012	9.79	10.64	3,819	9.80	10.68	2,900
	20112	10.00	9.79	995	10.00	9.80	5,821
Lord Abbett Series Calibrated Dividend Growth VC	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	20112	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	20112	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2013	9.27	14.03	16,386	9.30	14.11	0
	2012	8.56	9.27	2,255	8.57	9.30	0
	20112	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	20112	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2013	9.36	12.29	590	9.40	12.36	0
	2012	8.65	9.36	577	8.66	9.40	0
	20112	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	20112	10.00	8.08	0	10.00	8.09	0
Lord Abbett Series Mid Cap Stock VC	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	12,660	8.60	9.54	0
	20112	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2013	10.82	10.34	9,278	10.86	10.40	0
	2012	10.49	10.82	16,462	10.51	10.86	0
	20112	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	20112	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2013	10.11	9.24	6,510	10.11	9.25	0
	20124	10.00	10.11	0	10.00	10.11	0
MFS® VIT High Yield	2013	10.00	10.25	0	10.00	10.27	0
	20124	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Investors Growth Stock	2013	10.56	13.27	736	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	20112	10.00	9.37	0	10.00	9.39	0
MFS® VIT Investors Trust	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	1,573	9.00	10.36	0
	20112	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2013	9.17	12.50	8,569	9.20	12.57	0
	2012	7.85	9.17	0	7.86	9.20	0
	20112	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2013	10.40	13.26	3,424	10.43	13.33	0
	2012	9.21	10.40	3,323	9.22	10.43	0
	20112	10.00	9.21	0	10.00	9.22	0
MFS® VIT Research Bond	2013	10.60	10.11	15,379	10.64	10.17	0
	2012	10.25	10.60	33,857	10.27	10.64	0
	20112	10.00	10.25	0	10.00	10.27	0
MFS® VIT Research International	2013	9.32	10.68	3,333	9.35	10.74	0
	2012	8.29	9.32	721	8.30	9.35	0
	20112	10.00	8.29	442	10.00	8.30	0
MFS® VIT Total Return	2013	10.20	11.70	22,434	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	20112	10.00	9.52	0	10.00	9.53	0
MFS® VIT Utilities	2013	10.53	12.23	13,145	10.57	12.30	0
	2012	9.63	10.53	7,338	9.64	10.57	0
	20112	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley UIF Emerging Markets Debt	2013	10.01	8.82	526	10.01	8.84	0
	20124	10.00	10.01	0	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2013	10.09	9.64	0	10.09	9.66	0
	20124	10.00	10.09	0	10.00	10.09	0
Neuberger Berman AMT Guardian	2013	9.10	12.20	1,074	9.21	12.37	0
	2012	8.35	9.10	1,063	8.44	9.21	0
	2011	8.91	8.35	1,053	8.98	8.44	459
	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
	2007	10.00	10.20	178	10.00	10.22	547
Neuberger Berman AMT Large Cap Value	2013	8.00	10.14	0	8.10	10.28	0
	2012	7.10	8.00	0	7.18	8.10	0
	2011	8.29	7.10	0	8.36	7.18	115
	2010	7.42	8.29	569	7.47	8.36	1,348
	2009	4.92	7.42	3,229	4.94	7.47	9,547
	2008	10.70	4.92	4,190	10.72	4.94	11,471
	2007	10.00	10.70	2120	10.00	10.72	3,885
Neuberger Berman AMT Socially Responsive	2013	9.38	12.45	346	9.41	12.52	0
	2012	8.77	9.38	336	8.78	9.41	0
	20112	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2013	9.77	11.99	4,198	9.81	12.06	0
	2012	8.36	9.77	9,972	8.38	9.81	0
	20112	10.00	8.36	0	10.00	8.38	0

		0-Year CDSC			5-Year CDSC
Subaccount	Year	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer Global Strategic Income Fund/VA	2013	10.42	10.03	320,769	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	418
	20112	10.00	9.54	0	10.00	9.55	405
Oppenheimer International Growth Fund/VA	2013	10.09	12.26	10,618	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	20112	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2013	9.43	12.80	14,823	9.54	12.99	595
	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
	2007	10.00	9.33	2,593	10.00	9.35	2,534
PIMCO VIT All Asset	2013	10.63	10.28	23,315	10.67	10.34	0
	2012	9.59	10.63	16,989	9.60	10.67	399
	20112	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2013	8.51	7.01	4,331	8.54	7.05	0
	2012	8.38	8.51	15,743	8.39	8.54	0
	20112	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2013	11.61	10.43	28,491	11.65	10.49	0
	2012	10.21	11.61	60,458	10.22	11.65	0
	20112	10.00	10.21	8,482	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2013	10.61	9.58	3,172	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	20112	10.00	10.44	0	10.00	10.45	0
PIMCO VIT Global Bond (Unhedged)	2013	13.78	12.17	3,587	13.89	12.30	1,055
	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	20081	10.00	10.58	0	10.00	10.59	0
PIMCO VIT High Yield	2013	16.28	16.61	32,903	16.42	16.78	0
	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	20081	10.00	9.90	0	10.00	9.90	594
PIMCO VIT Low Duration (Administrative Class)	2013	11.10	10.71	4,730	11.24	10.86	1,837
	2012	10.86	11.10	5,061	10.97	11.24	1,790
	2011	11.12	10.86	5,862	11.20	10.97	1,938
	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
	2008	10.38	9.98	20,648	10.40	10.02	2,554
	2007	10.00	10.38	8,180	10.00	10.40	1,467
PIMCO VIT Low Duration (Advisor Class)	2013	9.95	9.59	36,586	9.99	9.65	7,840
	2012	9.74	9.95	36,397	9.76	9.99	7,182
	20112	10.00	9.74	2,419	10.00	9.76	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return (Administrative Class)	2013	13.12	11.50	0	13.27	11.66	1,769
	2012	12.48	13.12	1,491	12.61	13.27	1,723
	2011	11.57	12.48	1,483	11.66	12.61	1,866
	2010	11.08	11.57	4,875	11.15	11.66	680
	2009	9.69	11.08	14,042	9.73	11.15	6,109
	2008	10.79	9.69	13,840	10.81	9.73	1,995
	2007	10.00	10.79	1,098	10.00	10.81	574
PIMCO VIT Real Return (Advisor Class)	2013	11.16	9.78	45,431	11.20	9.84	1,124
	2012	10.64	11.16	47,055	10.65	11.20	3,453
	20112	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2013	10.00	9.71	28,252	10.00	9.73	0
	20124	10.00	10.00	0	10.00	10.00	0
PIMCO VIT Total Return (Administrative Class)	2013	13.00	12.31	6,855	13.15	12.48	3,860
	2012	12.28	13.00	19,740	12.40	13.15	9,253
	2011	12.27	12.28	30,035	12.36	12.40	10,917
	2010	11.74	12.27	57,851	11.81	12.36	12,314
	2009	10.66	11.74	69,410	10.70	11.81	9,508
	2008	10.53	10.66	22,353	10.55	10.70	7,971
	2007	10.00	10.53	2,881	10.00	10.55	234
PIMCO VIT Total Return (Advisor Class)	2013	10.56	9.99	55,022	10.60	10.05	11,330
	2012	9.99	10.56	78,428	10.00	10.60	11,832
	20112	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2013	9.99	9.73	658	9.99	9.75	0
	20124	10.00	9.99	0	10.00	9.99	0
Pioneer Emerging Markets VCT	2013	10.13	9.57	0	10.13	9.59	0
	20124	10.00	10.13	0	10.00	10.13	0
Pioneer Equity Income VCT	2013	10.13	12.61	3,501	10.13	12.63	0
	20124	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2013	10.05	10.86	15,085	10.05	10.88	0
	20124	10.00	10.05	0	10.00	10.05	0
Pioneer Real Estate Shares VCT	2013	10.11	9.92	0	10.11	9.94	0
	20124	10.00	10.11	0	10.00	10.11	0
Pioneer Strategic Income VCT	2013	10.00	9.75	3,312	10.00	9.77	0
	20124	10.00	10.00	0	10.00	10.00	0
Power Income VIT	2013	10.00	10.10	178,975	10.00	10.13	0
	20124	10.00	10.00	0	10.00	10.00	0
Probabilities Fund	2013 5	10.00	10.19	738,076	10.00	10.21	0
Putnam VT Absolute Return 500	2013	10.04	10.09	25,556	10.04	10.12	0
	20124	10.00	10.04	0	10.00	10.04	0
Putnam VT Capital Opportunities	2013	10.17	13.17	0	10.17	13.20	0
	20124	10.00	10.17	0	10.00	10.17	0
Putnam VT Diversified Income	2013	10.00	10.41	4,976	10.00	10.44	0
	20124	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2013	10.17	13.02	695	10.17	13.04	0
	20124	10.00	10.17	0	10.00	10.17	0
Putnam VT Global Asset Allocation	2013	10.13	11.69	0	10.13	11.71	0
	20124	10.00	10.13	0	10.00	10.13	0
Putnam VT Growth Opportunities	2013	10.21	13.43	0	10.21	13.46	0
	20124	10.00	10.21	0	10.00	10.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT High Yield	2013	10.00	10.42	828,702	10.00	10.44	0
	20124	10.00	10.00	0	10.00	10.00	0
Putnam VT Income	2013	9.99	9.83	11,538	9.99	9.85	0
	20124	10.00	9.99	0	10.00	9.99	0
Putnam VT Investors	2013	10.18	13.28	0	10.18	13.31	0
	20124	10.00	10.18	0	10.00	10.18	0
Putnam VT Voyager	2013	10.21	14.18	0	10.21	14.21	0
	20124	10.00	10.21	0	10.00	10.21	0
Rydex VIF Banking	2013	3.70	4.62	37,405	3.75	4.69	0
	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0
	2007	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2013	10.68	10.44	14,566	10.80	10.59	930
	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
	2007	10.00	12.75	3,611	10.00	12.77	176
Rydex VIF Biotechnology	2013	14.02	20.89	6,595	14.19	21.18	0
	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
	2007	10.00	9.59	172	10.00	9.60	49
Rydex VIF Commodities Strategy	2013	6.56	6.13	3,879	6.64	6.22	0
	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
	2007	10.00	13.78	4,030	10.00	13.80	0
Rydex VIF Consumer Products	2013	11.89	14.73	14,308	12.03	14.93	1,325
	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82
	2007	10.00	10.64	305	10.00	10.66	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Dow 2x Strategy	2013	7.24	11.38	6,782	7.33	11.54	0
	2012	6.40	7.24	384,051	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
	2007	10.00	10.31	3,379	10.00	10.33	258
Rydex VIF Electronics	2013	6.05	7.90	3,533	6.13	8.01	1,288
	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
	2007	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2013	9.79	11.67	11,624	9.90	11.84	349
	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
	2007	10.00	13.55	340	10.00	13.57	0
Rydex VIF Energy Services	2013	9.40	11.26	1,907	9.52	11.41	0
	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49
	2007	10.00	14.13	3,699	10.00	14.16	187
Rydex VIF Europe 1.25x Strategy	2013	5.18	6.20	3,074	5.24	6.28	0
	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
	2007	10.00	10.90	1,426	10.00	10.93	354
Rydex VIF Financial Services	2013	4.84	5.96	9,202	4.89	6.04	4,441
	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
	2007	10.00	7.74	217	10.00	7.75	58
Rydex VIF Government Long Bond 1.2x Strategy	2013	14.36	11.34	1,007	14.53	11.50	0
	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
	2007	10.00	10.71	1,969	10.00	10.73	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Health Care	2013	10.29	14.10	10,993	10.42	14.30	0
	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
	2007	10.00	9.97	177	10.00	9.99	0
Rydex VIF Internet	2013	10.02	14.64	884	10.14	14.84	538
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
	2007	10.00	10.26	2,164	10.00	10.28	45
Rydex VIF Inverse Dow 2x Strategy	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
	2007	10.00	8.89	0	10.00	8.91	0
Rydex VIF Inverse Government Long Bond Strategy	2013	3.65	4.06	13,709	3.69	4.12	0
	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
	2007	10.00	9.14	862	10.00	9.16	646
Rydex VIF Inverse Mid-Cap Strategy	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ-100® Strategy	2013	3.86	2.64	0	3.91	2.68	0
	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
	2007	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
	2007	10.00	10.25	0	10.00	10.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse S&P 500 Strategy	2013	5.22	3.70	0	5.28	3.76	0
	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
	2007	10.00	9.81	0	10.00	9.83	0
Rydex VIF Japan 2x Strategy	2013	5.98	9.01	7,616	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0
	2007	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2013	8.71	11.98	7,945	8.81	12.15	0
	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2013	8.91	12.93	6,168	9.02	13.11	0
	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
	2007	10.00	9.73	1,631	10.00	9.75	395
Rydex VIF NASDAQ-100®	2013	11.41	14.84	17,652	11.54	15.05	0
	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
	2007	10.00	10.86	862	10.00	10.88	0
Rydex VIF NASDAQ-100® 2x Strategy	2013	10.35	18.02	4,570	10.47	18.27	6,090
	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0
	2007	10.00	11.30	1,781	10.00	11.32	0
Rydex VIF Nova	2013	7.27	10.47	5,342	7.36	10.62	0
	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
	2007	10.00	9.66	288	10.00	9.68	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Precious Metals	2013	9.46	4.92	17,275	9.57	4.99	2,975
	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
	2007	10.00	12.19	4,458	10.00	12.21	421
Rydex VIF Real Estate	2013	7.11	7.14	211,411	7.20	7.24	0
	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
	2007	10.00	7.65	761	10.00	7.66	0
Rydex VIF Retailing	2013	10.18	13.36	497	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007	10.00	8.13	0	10.00	8.14	0
Rydex VIF Russell 2000® 1.5x Strategy	2013	7.16	10.97	7,323	7.25	11.13	0
	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
	2007	10.00	8.88	101	10.00	8.89	0
Rydex VIF Russell 2000® 2x Strategy	2013	4.96	8.89	821	5.02	9.02	0
	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
	2007	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2013	5.88	9.59	1,558	5.96	9.73	0
	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
	2007	10.00	9.56	100	10.00	9.58	0
Rydex VIF S&P 500 Pure Growth	2013	10.45	14.26	31,671	10.57	14.46	556
	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0
	2007	10.00	10.00	3,486	10.00	10.02	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P 500 Pure Value	2013	8.53	11.97	8,067	8.63	12.14	655
	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
	2007	10.00	9.16	96	10.00	9.18	0
Rydex VIF S&P MidCap 400 Pure Growth	2013	13.12	17.00	3,863	13.28	17.24	0
	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
	2007	10.00	10.19	3,104	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2013	8.72	11.44	2,043	8.83	11.60	0
	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
	2007	10.00	9.07	285	10.00	9.09	52
Rydex VIF S&P SmallCap 600 Pure Growth	2013	10.24	13.98	13,843	10.37	14.18	551
	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329
	2007	10.00	9.63	1,406	10.00	9.65	289
Rydex VIF S&P SmallCap 600 Pure Value	2013	8.07	11.13	7,095	8.16	11.29	719
	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2013	5.32	4.99	3,116	5.39	5.06	6,359
	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
	2007	10.00	8.31	110	10.00	8.33	0
Rydex VIF Technology	2013	8.44	11.04	4,173	8.55	11.20	434
	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
	2007	10.00	10.37	87	10.00	10.39	501

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Telecommunications	2013	6.31	7.16	2,516	6.39	7.26	0
	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2013	8.01	11.65	2,619	8.10	11.82	678
	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
	2007	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2013	8.53	8.24	769,309	8.64	8.36	4,042
	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
	2007	10.00	10.02	61,319	10.00	10.04	19,057
Rydex VIF Utilities	2013	9.40	10.32	5,828	9.51	10.46	0
	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
	2007	10.00	11.09	2,213	10.00	11.11	0
Rydex VIF Weakening Dollar 2x Strategy	2013	8.50	7.98	4,767	8.60	8.10	0
	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
	2007	10.00	11.79	7,960	10.00	11.81	26,465
T. Rowe Price Blue Chip Growth	2013	10.59	14.41	38,384	10.63	14.49	0
	2012	9.30	10.59	5,120	9.31	10.63	762
	20112	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2013	10.24	12.80	42,707	10.28	12.87	0
	2012	9.07	10.24	6,334	9.08	10.28	0
	20112	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2013	12.01	17.47	11,776	12.05	17.56	0
	2012	9.49	12.01	10,391	9.50	12.05	0
	20112	10.00	9.49	6,916	10.00	9.50	0
T. Rowe Price Limited-Term Bond	2013	9.71	9.37	23,565	9.75	9.43	0
	2012	9.82	9.71	17,803	9.83	9.75	0
	20112	10.00	9.82	1,013	10.00	9.83	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities)	2013	17.35	16.61	12,940	17.49	16.78	2,975
	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	20081	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities)	2013	14.74	17.51	342	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	20081	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities)	2013	10.43	10.24	63,180	10.46	10.29	0
	2012	9.38	10.43	80,425	9.39	10.46	415
	20112	10.00	9.38	871	10.00	9.39	403
Templeton Growth VIP Fund ( formerly Templeton Growth Securities )	2013	9.89	12.50	7,843	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	20112	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2013	9.04	10.39	6,766	9.07	10.45	0
	2012	7.35	9.04	615	7.36	9.07	0
	20112	10.00	7.35	0	10.00	7.36	0
Van Eck VIP Global Gold	2013 5	10.00	7.66	0	10.00	7.67	0
Van Eck VIP Global Hard Assets	2013	7.42	7.90	15,913	7.44	7.95	0
	2012	7.45	7.42	42,872	7.46	7.44	0
	20112	10.00	7.45	3,260	10.00	7.46	0
Virtus International Series	2013 5	10.00	9.89	4,913	10.00	9.90	0
Virtus Multi-Sector Fixed Income Series	2013 5	10.00	9.66	2,605	10.00	9.67	0
Virtus Premium AlphaSector Series	2013 5	10.00	11.30	8,702	10.00	11.31	0
Virtus Real Estate Securities Series	2013 5	10.00	8.80	0	10.00	8.81	0
Virtus Strategic Allocation Series	2013 5	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities)	2013	10.17	12.92	0	10.17	12.94	0
	20124	10.00	10.17	0	10.00	10.17	0
VY Clarion Global Real Estate Portfolio ( formerly ING Clarion Global Real Estate )	2013	10.11	10.11	9,347	10.11	10.13	0
	20124	10.00	10.11	0	10.00	10.11	0
VY Clarion Real Estate Portfolio ( formerly ING Clarion Real Estate)	2013	10.11	9.95	5,526	10.11	9.97	0
	20124	10.00	10.11	0	10.00	10.11	0
Wells Fargo Advantage International Equity VT	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	20112	10.00	8.13	0	10.00	8.15	0
Wells Fargo Advantage Intrinsic Value VT	2013	10.18	12.81	0	10.21	12.88	0
	2012	8.82	10.18	0	8.83	10.21	0
	20112	10.00	8.82	0	10.00	8.83	0
Wells Fargo Advantage Omega Growth VT	2013	9.84	13.30	3,528	9.88	13.37	0
	2012	8.46	9.84	0	8.47	9.88	0
	20112	10.00	8.46	0	10.00	8.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Wells Fargo Advantage Opportunity VT	2013	10.22	12.90	1,091	10.34	13.08	0
	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0
	2007	10.00	10.15	652	10.00	10.17	0
Wells Fargo Advantage Small Cap Value VT	2013	9.46	10.49	2,646	9.49	10.55	4,370
	2012	8.59	9.46	0	8.60	9.49	8,947
	20112	10.00	8.59	0	10.00	8.60	12,383
Western Asset Variable Global High Yield Bond	2013	10.01	10.26	2,876	10.01	10.28	0
	20124	10.00	10.01	0	10.00	10.01	0
1For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2For the period April 18, 2011 (date of inception) through December 31, 2011.
3Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core
  Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4For the period December 28, 2012 (date of inception) through December 31, 2012.
5 For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.

Rider Available for Purchase Only Prior to February 1, 2010

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).

There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:

•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:

•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less

•	any premium tax, less

•	an adjustment for withdrawals, increased

•	at an annual effective rate of interest of 6%.

Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.

•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.

•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:

•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.

•	6% of Contract Value if you purchase this rider on a Contract Anniversary.

The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.

Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.

What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.

•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:

➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and

➢	second by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.

What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.

What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,

2.	Annuity Option 4B, or

3.	the Alternate Benefit, as discussed below.

If you choose Annuity Option 2 or Annuity Option 4B:

•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain.

•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain.

•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.

•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”

If you choose the Alternate Benefit:

•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and

b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.

•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2014

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915B (PRS)	32-69150-02 2014 /05/01

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

Individual Flexible Purchase Payment

Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	7Twelve™ Balanced Portfolio

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Dynamic Asset Allocation

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	American Funds IS ® Asset Allocation

•	American Funds IS ® Blue Chip Income and Growth

•	American Funds IS ® Global Bond

•	American Funds IS ® Global Growth

•	American Funds IS ® Global Growth and Income

•	American Funds IS ® Global Small Capitalization

•	American Funds IS ® Growth

•	American Funds IS ® Growth-Income

•	American Funds IS ® International

•	American Funds IS ® International Growth and Income

•	American Funds IS ® Mortgage

•	American Funds IS ® New World

•	American Funds IS ® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP

•	DWS Global Growth VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2014

V6915J (COMM)	32-69150-10 2014 /05/01

•	DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )

•	DWS Government & Agency Securities VIP

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	DWS Small Mid Cap Value VIP

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )

•	Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )

•	Franklin High Income VIP Fund (formerly Franklin High Income Securities )

•	Franklin Income VIP Fund (formerly Franklin Income Securities )

•	Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )

•	Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )

•	Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )

•	Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )

•	Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )

•	Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )

•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )

•	Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )

•	Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

4

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS ® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT International Value

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

5

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )

•	Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )

•	Templeton Growth VIP Fund (formerly Templeton Growth Securities )

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Large Value Portfolio”)

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )

•	VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )

•	VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

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Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.

The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

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The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion

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of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge3	0.35%
Total Separate Account Annual Expenses	1.20%
1During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”

2The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

3The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	23.61%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1  Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended
    December 31, 2013 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2013 .

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$233	$4,370	$7,029	$10,232

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$152	$471	$813	$1,779

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2013 , the Company had total assets of approximately $ 20.7 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici-

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pated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these

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payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company

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may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

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Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

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For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

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Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $ 1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are

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purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s

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receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

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•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1  Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Dynamic Asset Allocation, AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Funds IS ® Asset Allocation, American Funds IS ® Blue Chip Income and Growth, American Funds IS ® Global Bond, American Funds IS ® Global Growth, American Funds IS ®   Global Growth and Income, American Funds IS ® Global Small Capitalization, American Funds IS ® Growth, American Funds IS ® Growth-Income, American Funds IS ® International, American Funds IS ® International Growth and Income, American Funds IS ® Mortgage, American Funds IS ® New World, American Funds IS U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond , Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund , Franklin Growth and Income VIP Fund , Franklin High Income VIP Fund , Franklin Income VIP Fund , Franklin Large Cap Growth VIP Fund , Franklin Large Cap Value VIP Fund , Franklin Mutual Global Discovery VIP Fund , Franklin Mutual Shares VIP Fund , Franklin Rising Dividends VIP Fund , Franklin Small Cap Value VIP Fund , Franklin Small-Mid Cap Growth VIP Fund , Franklin Strategic Income VIP Fund , Franklin U.S . Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value , Goldman Sachs VIT Small Cap Equity Insights , Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond , Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS ® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT International Value, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund , Templeton Global Bond VIP Fund , Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
VY Clarion Global Real Estate Portfolio , VY Clarion Real Estate Portfolio	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

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Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined

26

by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet

27

functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in

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force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following

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the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may

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receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments

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will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

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Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if

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both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

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More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

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Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of

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a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole

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designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein.

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An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s

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adjusted gross income for the year ( $96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ( $181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made

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for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the

44

Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by

45

law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

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Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Contract Sales. The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”). Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $5,238,251.00, $3,804,507.12, and $4,667,861.92, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Payment of Compensation. The Company may pay commissions to SDI and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.

Compensation Paid to SDI Registered Representatives. Registered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.

Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with

47

the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2013 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Centaurus Financial, Inc., Client One Securities LLC, GWN Securities, Inc., Investacorp, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Support Services Financial Advisors, Inc., and TransAmerica Financial Advisors, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

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Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying

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Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio		Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Mgmt., LLC
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.

53

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value VIP Fund	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Innealta Capital Country Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Innealta Capital Sector Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMIM
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	MFS

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS ® VIT International Value	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS
MFS ® VIT Total Return	Service	Seeks total return.	MFS
MFS ® VIT Utilities	Service	Seeks total return.	MFS
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on   a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance   of the NASDAQ-100 Index ® . The fund does   not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .
Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s   current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark,   before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

68

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2013 .

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2013 5	10.00	10.19	0
Adaptive Allocation Portfolio	2013	10.04	10.24	0
	20124	10.00	10.04	0
Alger Capital Appreciation	2013	10.26	13.36	10,783
	2012	9.01	10.26	0
	20112	10.00	9.01	0
Alger Large Cap Growth	2013	9.67	12.57	0
	2012	9.15	9.67	0
	20112	10.00	9.15	0
AllianceBernstein VPS Global Thematic Growth	2013	10.22	12.13	0
	20124	10.00	10.22	0
AllianceBernstein VPS Growth and Income	2013	10.15	13.20	10,452
	20124	10.00	10.15	0
AllianceBernstein VPS Small/Mid Cap Value	2013	10.20	13.57	5,379
	20124	10.00	10.20	0
ALPS/Alerian Energy Infrastructure	2013 5	10.00	10.64	5,764
American Century VP Income & Growth	2013	10.41	13.63	0
	2012	9.42	10.41	6,528
	20112	10.00	9.42	0
American Century VP Inflation Protection	2013	9.97	8.81	2,780
	20124	10.00	9.97	0
American Century VP International	2013	9.55	11.28	13,525
	2012	8.17	9.55	1,063
	20112	10.00	8.17	0
American Century VP Mid Cap Value	2013	10.30	12.92	12,292
	2012	9.17	10.30	4,563
	20112	10.00	9.17	0
American Century VP Value	2013	10.31	13.10	16,954
	2012	9.32	10.31	942
	20112	10.00	9.32	519
BlackRock Basic Value V.I.	2013	9.71	12.92	15,349
	2012	8.84	9.71	0
	20112	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2013	9.29	11.97	0
	2012	8.47	9.29	0
	20112	10.00	8.47	0
BlackRock Equity Dividend V.I.	2013	10.32	12.38	28,026
	2012	9.55	10.32	20,662
	20112	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2013	9.60	10.61	22,404
	2012	9.04	9.60	7,906
	20112	10.00	9.04	0
BlackRock Global Opportunities V.I.	2013	9.12	11.41	2,908
	2012	8.26	9.12	1,800
	20112	10.00	8.26	0
BlackRock High Yield V.I.	2013	10.02	10.55	90,486
	20124	10.00	10.02	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Large Cap Core V.I.	2013	9.85	12.67	0
	2012	9.07	9.85	0
	20112	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2013	10.02	12.93	1,903
	2012	9.04	10.02	0
	20112	10.00	9.04	0
Dimensional VA Global Bond Portfolio	2013	10.00	9.59	6,080
	20124	10.00	10.00	0
Dimensional VA International Small Portfolio	2013	10.11	12.36	2,116
	20124	10.00	10.11	0
Dimensional VA International Value Portfolio	2013	10.15	11.88	13,705
	20124	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2013	10.00	9.65	53,813
	20124	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2013	10.20	13.81	6,744
	20124	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2013	10.21	14.21	3,346
	20124	10.00	10.21	0
Direxion Dynamic VP HY Bond	2013	9.31	9.35	0
	2012	8.83	9.31	0
	2011	8.71	8.83	0
	2010	8.67	8.71	5,940
	2009	8.17	8.67	54,880
	2008	9.40	8.17	136,826
	2007	10.00	9.40	97
Dreyfus IP Small Cap Stock Index	2013	10.20	13.86	3,062
	20124	10.00	10.20	0
Dreyfus IP Technology Growth	2013	10.17	13.02	282
	20124	10.00	10.17	0
Dreyfus Stock Index	2013	10.17	12.94	0
	20124	10.00	10.17	0
Dreyfus VIF Appreciation	2013	10.16	11.85	0
	20124	10.00	10.16	0
Dreyfus VIF International Value	2013	6.58	7.80	1,832
	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
	2007	10.00	10.05	2,220
DWS Capital Growth VIP	2013	9.88	12.81	0
	2012	8.85	9.88	0
	20112	10.00	8.85	0
DWS Core Equity VIP3	2013	9.95	13.18	0
	2012	8.93	9.95	0
	20112	10.00	8.93	0
DWS Global Growth VIP	2013	8.98	10.55	0
	2012	7.87	8.98	0
	20112	10.00	7.87	0
DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )	2013	9.39	12.31	461
	2012	8.46	9.39	200
	20112	10.00	8.46	0
DWS Government & Agency Securities VIP	2013	10.23	9.56	4,314
	2012	10.33	10.23	10,878
	20112	10.00	10.33	2,500
DWS High Income VIP	2013	10.01	10.39	2,942
	20124	10.00	10.01	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS Large Cap Value VIP	2013	9.71	12.24	3,760
	2012	9.18	9.71	0
	20112	10.00	9.18	0
DWS Small Mid Cap Value VIP	2013	9.19	11.95	7,018
	2012	8.39	9.19	0
	20112	10.00	8.39	0
Federated Fund for U.S. Government Securities II	2013	10.85	10.27	0
	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426
	2007	10.00	10.26	351
Federated High Income Bond II	2013	12.90	13.30	23,986
	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
	2007	10.00	9.92	3,878
Fidelity® VIP Balanced	2013	9.88	11.38	45,680
	2012	8.90	9.88	29,255
	20112	10.00	8.90	0
Fidelity® VIP Contrafund®	2013	9.62	12.17	71,479
	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
	2007	10.00	11.15	9,440
Fidelity® VIP Disciplined Small Cap	2013	10.12	13.49	482
	2012	8.84	10.12	0
	20112	10.00	8.84	510
Fidelity® VIP Emerging Markets	2013	10.09	10.11	26,868
	20124	10.00	10.09	0
Fidelity® VIP Growth & Income	2013	10.71	13.79	4,760
	2012	9.38	10.71	6,121
	20112	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2013	9.49	12.61	23,561
	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
	2007	10.00	11.50	1,010
Fidelity® VIP High Income	2013	10.00	10.21	70,199
	20124	10.00	10.00	0
Fidelity® VIP Index 500	2013	9.08	11.57	289,639
	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
	2007	10.00	10.07	1,123

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Investment-Grade Bond	2013	11.47	10.85	27,900
	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
	2007	10.00	10.06	2,872
Fidelity® VIP Mid Cap	2013	9.16	12.02	49,071
	2012	8.27	9.16	3,201
	20112	10.00	8.27	115
Fidelity® VIP Overseas	2013	9.02	11.34	1,074
	2012	7.75	9.02	0
	20112	10.00	7.75	0
Fidelity® VIP Real Estate	2013	11.11	10.91	16,418
	2012	9.72	11.11	12,194
	20112	10.00	9.72	517
Fidelity® VIP Strategic Income	2013	10.57	10.21	6,488
	2012	9.92	10.57	25,009
	20112	10.00	9.92	0
Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )	2013	9.23	12.25	0
	2012	8.74	9.23	0
	20112	10.00	8.74	0
Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )	2013	10.33	12.93	1,799
	2012	9.53	10.33	8,119
	20112	10.00	9.53	0
Franklin High Income VIP Fund (formerly Franklin High Income Securities )	2013	10.92	11.37	741,988
	2012	9.78	10.92	20,900
	20112	10.00	9.78	1,209
Franklin Income VIP Fund (formerly Franklin Income Securities )	2013	10.28	11.32	57,983
	2012	9.45	10.28	8,582
	20112	10.00	9.45	0
Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )	2013	9.98	12.41	0
	2012	9.20	9.98	0
	20112	10.00	9.20	0
Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )	2013	9.66	12.66	4,549
	2012	8.73	9.66	0
	20112	10.00	8.73	0
Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )	2013	9.93	12.24	14,468
	2012	9.06	9.93	0
	20112	10.00	9.06	0
Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )	2013	10.06	12.47	2,441
	2012	9.12	10.06	0
	20112	10.00	9.12	0
Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )	2013	10.67	13.37	68,266
	2012	9.87	10.67	10,985
	20112	10.00	9.87	0
Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )	2013	10.00	13.16	3,883
	2012	8.74	10.00	13,972
	20112	10.00	8.74	0
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )	2013	17.48	23.33	5,065
	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
	20081	10.00	10.38	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )	2013	10.60	10.58	13,357
	2012	9.73	10.60	39,622
	20112	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )	2013	10.11	9.54	8,441
	2012	10.27	10.11	554
	20112	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2013	10.12	12.92	3,579
	2012	8.77	10.12	3,381
	20112	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2013	10.30	9.99	28,993
	2012	10.37	10.30	11,400
	20112	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2013	9.84	12.64	1,527
	2012	8.58	9.84	0
	20112	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2013	9.77	12.51	7,841
	2012	8.56	9.77	1,084
	20112	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )	2013	9.77	12.78	0
	2012	8.99	9.77	0
	20112	10.00	8.99	0
Goldman Sachs VIT Strategic Growth	2013	10.69	13.63	7,231
	2012	9.25	10.69	0
	20112	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2013	9.32	11.14	17,559
	2012	7.98	9.32	1,993
	20112	10.00	7.98	0
Guggenheim VIF All Cap Value	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	20081	10.00	10.52	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	8.79	10.48	58,695
	2012	8.00	8.79	50,385
	2011	8.93	8.00	51,385
	2010	8.03	8.93	55,668
	2009	5.96	8.03	54,683
	2008	10.84	5.96	74,534
	2007	10.00	10.84	38,105
Guggenheim VIF CLS AdvisorOne Clermont	2013	9.03	9.61	25,449
	2012	8.44	9.03	25,525
	2011	8.76	8.44	31,471
	2010	8.17	8.76	32,578
	2009	6.19	8.17	25,696
	2008	10.21	6.19	21,771
	2007	10.00	10.21	10,262
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	8.97	10.29	15,055
	2012	8.26	8.97	19,666
	2011	8.93	8.26	20,889
	2010	8.12	8.93	20,005
	2009	6.90	8.12	17,783
	2008	11.08	6.90	15,433
	2007	10.00	11.08	6,953
Guggenheim VIF Floating Rate Strategies	2013 5	10.00	10.02	61,886

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Global Managed Futures Strategy	2013	6.26	6.21	4,132
	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	20081	10.00	9.57	1,723
Guggenheim VIF High Yield	2013	10.41	10.80	66,380
	2012	9.38	10.41	42,378
	20112	10.00	9.38	46,022
Guggenheim VIF Large Cap Value	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	20081	10.00	10.28	0
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )	2013	8.10	9.20	16,992
	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
	2007	10.00	11.76	165
Guggenheim VIF Macro Opportunities	2013 5	10.00	9.87	4,514
Guggenheim VIF Managed Asset Allocation	2013	10.34	11.42	0
	2012	9.45	10.34	0
	20112	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2013	17.75	22.86	992
	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
	20081	10.00	11.09	0
Guggenheim VIF Multi-Hedge Strategies	2013	7.45	7.32	7,067
	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
	2007	10.00	10.04	0
Guggenheim VIF Small Cap Value	2013	12.07	15.94	4,853
	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312
	2007	10.00	10.77	835
Guggenheim VIF StylePlus Large Core	2013	10.16	12.65	0
	20124	10.00	10.16	0
Guggenheim VIF StylePlus Large Growth	2013	9.31	11.53	0
	2012	8.70	9.31	0
	20112	10.00	8.70	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Mid Growth	2013	18.09	22.82	2,473
	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
	20081	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2013	10.19	13.91	0
	20124	10.00	10.19	0
Guggenheim VIF Total Return Bond	2013	9.99	9.82	0
	20124	10.00	9.99	0
Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )	2013	7.40	8.52	266,478
	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650
	2007	10.00	10.49	3,419
Ibbotson Aggressive Growth ETF Asset Allocation	2013	10.12	11.55	0
	20124	10.00	10.12	0
Ibbotson Balanced ETF Asset Allocation	2013	10.08	10.89	1,189
	20124	10.00	10.08	0
Ibbotson Conservative ETF Asset Allocation	2013	10.02	9.93	0
	20124	10.00	10.02	0
Ibbotson Growth ETF Asset Allocation	2013	10.11	11.38	1,386
	20124	10.00	10.11	0
Ibbotson Income and Growth ETF Asset Allocation	2013	10.05	10.42	24,906
	20124	10.00	10.05	0
Innealta Capital Country Rotation	2013	10.00	9.44	0
	20124	10.00	10.00	0
Innealta Capital Sector Rotation	2013	10.00	9.22	0
	20124	10.00	10.00	0
Invesco V.I. American Franchise	2013	9.35	12.63	0
	2012	8.54	9.35	0
	20112	10.00	8.54	0
Invesco V.I. American Value	2013	10.19	13.19	3,313
	2012	9.01	10.19	8,388
	20112	10.00	9.01	0
Invesco V.I. Comstock	2013	10.28	13.47	3,648
	2012	8.95	10.28	1,190
	20112	10.00	8.95	781
Invesco V.I. Core Equity	2013	9.98	12.43	0
	2012	9.09	9.98	0
	20112	10.00	9.09	0
Invesco V.I. Equity and Income	2013	9.93	11.98	4,896
	2012	9.15	9.93	3,353
	20112	10.00	9.15	0
Invesco V.I. Global Core Equity	2013	9.02	10.65	0
	2012	8.23	9.02	0
	20112	10.00	8.23	0
Invesco V.I. Global Health Care	2013	10.79	14.62	21,243
	2012	9.27	10.79	2,571
	20112	10.00	9.27	488
Invesco V.I. Global Real Estate	2013	10.92	10.81	7,341
	2012	8.84	10.92	5,187
	20112	10.00	8.84	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Government Securities	2013	10.35	9.71	398
	2012	10.48	10.35	28,981
	20112	10.00	10.48	0
Invesco V.I. Growth and Income	2013	9.92	12.82	1,172
	2012	8.98	9.92	0
	20112	10.00	8.98	0
Invesco V.I. High Yield	2013	10.72	11.05	7,131
	2012	9.48	10.72	27,406
	20112	10.00	9.48	8,504
Invesco V.I. International Growth	2013	9.07	10.40	5,509
	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582
	2007	10.00	11.13	7,753
Invesco V.I. Managed Volatility ( formerly Invesco V.I. Utilities )	2013	10.75	11.48	2,048
	2012	10.77	10.75	379
	20112	10.00	10.77	368
Invesco V.I. Mid Cap Core Equity	2013	9.58	11.89	5,186
	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
	2007	10.00	10.44	3,187
Invesco V.I. Mid Cap Growth	2013	8.87	11.71	554
	2012	8.23	8.87	0
	20112	10.00	8.23	0
Invesco V.I. S&P 500 Index	2013	10.17	12.93	5,253
	20124	10.00	10.17	0
Invesco V.I. Small Cap Equity	2013	9.47	12.54	1,214
	2012	8.63	9.47	1,199
	20112	10.00	8.63	0
Ivy Funds VIP Asset Strategy	2013	9.91	11.98	6,632
	2012	8.61	9.91	0
	20112	10.00	8.61	0
Ivy Funds VIP Balanced	2013	10.26	12.26	6,334
	2012	9.50	10.26	2,511
	20112	10.00	9.50	0
Ivy Funds VIP Core Equity	2013	10.42	13.43	0
	2012	9.09	10.42	0
	20112	10.00	9.09	0
Ivy Funds VIP Dividend Opportunities	2013	9.45	11.84	5,466
	2012	8.65	9.45	0
	20112	10.00	8.65	0
Ivy Funds VIP Energy	2013	7.66	9.45	14,866
	2012	7.82	7.66	1,288
	20112	10.00	7.82	518
Ivy Funds VIP Global Bond	2013	10.00	9.83	0
	2012	9.73	10.00	0
	20112	10.00	9.73	0
Ivy Funds VIP Growth	2013	10.24	13.50	2,050
	2012	9.40	10.24	844
	20112	10.00	9.40	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy Funds VIP High Income	2013	11.24	12.00	158,359
	2012	9.81	11.24	91,400
	20112	10.00	9.81	9,460
Ivy Funds VIP International Core Equity	2013	8.78	10.60	18,110
	2012	8.02	8.78	38,007
	20112	10.00	8.02	0
Ivy Funds VIP International Growth	2013	9.89	11.39	0
	2012	8.67	9.89	0
	20112	10.00	8.67	0
Ivy Funds VIP Limited-Term Bond	2013	10.03	9.64	8,531
	2012	10.05	10.03	16,544
	20112	10.00	10.05	0
Ivy Funds VIP Mid Cap Growth	2013	9.73	12.22	8,992
	2012	8.87	9.73	4,648
	20112	10.00	8.87	0
Ivy Funds VIP Real Estate Securities	2013	10.97	10.71	1,780
	2012	9.64	10.97	0
	20112	10.00	9.64	0
Ivy Funds VIP Science and Technology	2013	10.20	15.41	11,034
	2012	8.26	10.20	319
	20112	10.00	8.26	0
Ivy Funds VIP Small Cap Growth	2013	8.03	11.12	0
	2012	7.91	8.03	591
	20112	10.00	7.91	0
Ivy Funds VIP Small Cap Value	2013	9.18	11.84	309
	2012	8.01	9.18	315
	20112	10.00	8.01	0
Ivy Funds VIP Value	2013	9.73	12.73	0
	2012	8.47	9.73	1,073
	20112	10.00	8.47	0
Janus Aspen Enterprise	2013	10.12	12.91	2,531
	2012	8.95	10.12	2,000
	20112	10.00	8.95	0
Janus Aspen Forty	2013	10.62	13.43	507
	2012	8.88	10.62	496
	20112	10.00	8.88	0
Janus Aspen Janus Portfolio	2013	10.16	12.75	1,017
	2012	8.89	10.16	60,472
	20112	10.00	8.89	0
Janus Aspen Overseas	2013	7.19	7.93	739
	2012	6.57	7.19	14,480
	20112	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2013	9.47	11.51	23,145
	2012	8.85	9.47	462
	20112	10.00	8.85	0
JPMorgan Insurance Trust Core Bond Portfolio	2013	9.99	9.48	0
	20124	10.00	9.99	0
JPMorgan Insurance Trust International Equity Portfolio	2013	10.13	11.27	0
	20124	10.00	10.13	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2013	10.19	13.20	0
	20124	10.00	10.19	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2013	10.18	13.79	0
	20124	10.00	10.18	0
JPMorgan Insurance Trust MidCap Growth Portfolio	2013	10.17	14.05	0
	20124	10.00	10.17	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust Small Cap Core Portfolio	2013	10.20	13.99	1,152
	20124	10.00	10.20	0
JPMorgan Insurance Trust US Equity Portfolio	2013	10.17	13.36	0
	20124	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2013	10.64	11.12	5,460
	2012	9.79	10.64	3,818
	20112	10.00	9.79	995
Lord Abbett Series Calibrated Dividend Growth VC	2013	9.99	12.34	0
	2012	9.19	9.99	0
	20112	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2013	9.65	12.11	0
	2012	8.68	9.65	0
	20112	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2013	9.27	14.03	16,386
	2012	8.56	9.27	2,255
	20112	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2013	9.27	12.15	0
	2012	8.67	9.27	0
	20112	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2013	9.36	12.29	590
	2012	8.65	9.36	577
	20112	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2013	8.90	11.79	0
	2012	8.08	8.90	0
	20112	10.00	8.08	0
Lord Abbett Series Mid Cap Stock VC	2013	9.51	11.97	0
	2012	8.59	9.51	12,660
	20112	10.00	8.59	0
Lord Abbett Series Total Return VC	2013	10.82	10.34	9,278
	2012	10.49	10.82	16,462
	20112	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2013	9.25	12.41	0
	2012	8.63	9.25	0
	20112	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2013	10.11	9.24	6,510
	20124	10.00	10.11	0
MFS® VIT High Yield	2013	10.00	10.25	0
	20124	10.00	10.00	0
MFS® VIT Investors Growth Stock	2013	10.56	13.27	736
	2012	9.37	10.56	0
	20112	10.00	9.37	0
MFS® VIT Investors Trust	2013	10.32	13.14	0
	2012	8.99	10.32	1,573
	20112	10.00	8.99	0
MFS® VIT New Discovery	2013	9.17	12.50	8,569
	2012	7.85	9.17	0
	20112	10.00	7.85	0
MFS® VIT Research	2013	10.40	13.26	3,424
	2012	9.21	10.40	3,323
	20112	10.00	9.21	0
MFS® VIT Research Bond	2013	10.60	10.11	15,379
	2012	10.25	10.60	33,857
	20112	10.00	10.25	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Research International	2013	9.32	10.68	3,333
	2012	8.29	9.32	721
	20112	10.00	8.29	442
MFS® VIT Total Return	2013	10.20	11.70	22,434
	2012	9.52	10.20	0
	20112	10.00	9.52	0
MFS® VIT Utilities	2013	10.53	12.23	13,145
	2012	9.63	10.53	7,338
	20112	10.00	9.63	6,796
Morgan Stanley UIF Emerging Markets Debt	2013	10.01	8.82	526
	20124	10.00	10.01	0
Morgan Stanley UIF Emerging Markets Equity	2013	10.09	9.64	0
	20124	10.00	10.09	0
Neuberger Berman AMT Guardian	2013	9.10	12.20	1,074
	2012	8.35	9.10	1,063
	2011	8.91	8.35	1,053
	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
	2007	10.00	10.20	178
Neuberger Berman AMT Socially Responsive	2013	9.38	12.45	346
	2012	8.77	9.38	336
	20112	10.00	8.77	0
Oppenheimer Global Fund/VA	2013	9.77	11.99	4,198
	2012	8.36	9.77	9,972
	20112	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2013	10.42	10.03	320,769
	2012	9.54	10.42	0
	20112	10.00	9.54	0
Oppenheimer International Growth Fund/VA	2013	10.09	12.26	10,618
	2012	8.59	10.09	0
	20112	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2013	9.43	12.80	14,822
	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
	2007	10.00	9.33	2,593
PIMCO VIT All Asset	2013	10.63	10.28	23,315
	2012	9.59	10.63	16,990
	20112	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2013	8.51	7.01	4,331
	2012	8.38	8.51	15,743
	20112	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2013	11.61	10.43	28,491
	2012	10.21	11.61	60,458
	20112	10.00	10.21	8,482
PIMCO VIT Foreign Bond (Unhedged)	2013	10.61	9.58	3,172
	2012	10.44	10.61	0
	20112	10.00	10.44	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Global Bond (Unhedged)	2013	13.78	12.17	3,587
	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	20081	10.00	10.58	0
PIMCO VIT High Yield	2013	16.28	16.61	32,903
	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	20081	10.00	9.90	0
PIMCO VIT Low Duration	2013	9.95	9.59	36,587
	2012	9.74	9.95	36,398
	2011	10.00	9.74	2,419
PIMCO VIT Real Return	2013	11.16	9.78	45,431
	2012	10.64	11.16	47,054
	2011	10.00	10.64	3,961
PIMCO VIT Short-Term	2013	10.00	9.71	28,252
	20124	10.00	10.00	0
PIMCO VIT Total Return	2013	10.56	9.99	55,023
	2012	9.99	10.56	78,428
	2011	10.00	9.99	20,812
Pioneer Bond VCT	2013	9.99	9.73	658
	20124	10.00	9.99	0
Pioneer Emerging Markets VCT	2013	10.13	9.57	0
	20124	10.00	10.13	0
Pioneer Equity Income VCT	2013	10.13	12.61	3,501
	20124	10.00	10.13	0
Pioneer High Yield VCT	2013	10.05	10.86	15,085
	20124	10.00	10.05	0
Pioneer Real Estate Shares VCT	2013	10.11	9.92	0
	20124	10.00	10.11	0
Pioneer Strategic Income VCT	2013	10.00	9.75	3,312
	20124	10.00	10.00	0
Power Income VIT	2013	10.00	10.10	178,976
	20124	10.00	10.00	0
Probabilities Fund	2013 5	10.00	10.19	738,077
Putnam VT Absolute Return 500	2013	10.04	10.09	25,556
	20124	10.00	10.04	0
Putnam VT Capital Opportunities	2013	10.17	13.17	0
	20124	10.00	10.17	0
Putnam VT Diversified Income	2013	10.00	10.41	4,976
	20124	10.00	10.00	0
Putnam VT Equity Income	2013	10.17	13.02	695
	20124	10.00	10.17	0
Putnam VT Global Asset Allocation	2013	10.13	11.69	0
	20124	10.00	10.13	0
Putnam VT Growth Opportunities	2013	10.21	13.43	0
	20124	10.00	10.21	0
Putnam VT High Yield	2013	10.00	10.42	828,702
	20124	10.00	10.00	0
Putnam VT Income	2013	9.99	9.83	11,538
	20124	10.00	9.99	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Investors	2013	10.18	13.28	0
	20124	10.00	10.18	0
Putnam VT Voyager	2013	10.21	14.18	0
	20124	10.00	10.21	0
Rydex VIF Banking	2013	3.70	4.62	37,405
	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
	2007	10.00	7.09	0
Rydex VIF Basic Materials	2013	10.68	10.44	14,566
	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
	2007	10.00	12.75	3,611
Rydex VIF Biotechnology	2013	14.02	20.89	6,595
	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
	2007	10.00	9.59	172
Rydex VIF Commodities Strategy	2013	6.56	6.13	3,879
	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
	2007	10.00	13.78	4,030
Rydex VIF Consumer Products	2013	11.89	14.73	14,308
	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027
	2007	10.00	10.64	305
Rydex VIF Dow 2x Strategy	2013	7.24	11.38	6,782
	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
	2007	10.00	10.31	3,379
Rydex VIF Electronics	2013	6.05	7.90	3,533
	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
	2007	10.00	9.08	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Energy	2013	9.79	11.67	11,625
	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
	2007	10.00	13.55	340
Rydex VIF Energy Services	2013	9.40	11.26	1,907
	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
	2007	10.00	14.13	3,699
Rydex VIF Europe 1.25x Strategy	2013	5.18	6.20	3,074
	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873
	2007	10.00	10.90	1,426
Rydex VIF Financial Services	2013	4.84	5.96	9,202
	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
	2007	10.00	7.74	217
Rydex VIF Government Long Bond 1.2x Strategy	2013	14.36	11.34	1,007
	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
	2007	10.00	10.71	1,969
Rydex VIF Health Care	2013	10.29	14.10	10,993
	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
	2007	10.00	9.97	177
Rydex VIF Internet	2013	10.02	14.64	884
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763
	2007	10.00	10.26	2,164
Rydex VIF Inverse Dow 2x Strategy	2013	2.62	1.42	0
	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007	10.00	8.89	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Government Long Bond Strategy	2013	3.65	4.06	13,709
	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007	10.00	9.14	862
Rydex VIF Inverse Mid-Cap Strategy	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007	10.00	9.65	0
Rydex VIF Inverse NASDAQ-100® Strategy	2013	3.86	2.64	0
	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
	2007	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0
	2007	10.00	10.25	0
Rydex VIF Inverse S&P 500 Strategy	2013	5.22	3.70	0
	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
	2007	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2013	5.98	9.01	7,616
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
	2007	10.00	8.67	0
Rydex VIF Leisure	2013	8.71	11.98	7,945
	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2013	8.91	12.93	6,168
	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
	2007	10.00	9.73	1,631

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF NASDAQ-100®	2013	11.41	14.84	17,652
	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098
	2007	10.00	10.86	862
Rydex VIF NASDAQ-100® 2x Strategy	2013	10.35	18.02	4,570
	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
	2007	10.00	11.30	1,781
Rydex VIF Nova	2013	7.27	10.47	5,342
	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
	2007	10.00	9.66	288
Rydex VIF Precious Metals	2013	9.46	4.92	17,275
	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
	2007	10.00	12.19	4,458
Rydex VIF Real Estate	2013	7.11	7.14	211,411
	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
	2007	10.00	7.65	761
Rydex VIF Retailing	2013	10.18	13.36	497
	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2013	7.16	10.97	7,323
	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
	2007	10.00	8.88	101
Rydex VIF Russell 2000® 2x Strategy	2013	4.96	8.89	821
	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
	2007	10.00	8.30	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 2x Strategy	2013	5.88	9.59	1,558
	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
	2007	10.00	9.56	100
Rydex VIF S&P 500 Pure Growth	2013	10.45	14.26	31,671
	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
	2007	10.00	10.00	3,486
Rydex VIF S&P 500 Pure Value	2013	8.53	11.97	8,067
	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856
	2007	10.00	9.16	96
Rydex VIF S&P MidCap 400 Pure Growth	2013	13.12	17.00	3,862
	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
	2007	10.00	10.19	3,104
Rydex VIF S&P MidCap 400 Pure Value	2013	8.72	11.44	2,043
	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
	2007	10.00	9.07	285
Rydex VIF S&P SmallCap 600 Pure Growth	2013	10.24	13.98	13,843
	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
	2007	10.00	9.63	1,406
Rydex VIF S&P SmallCap 600 Pure Value	2013	8.07	11.13	7,095
	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
	2007	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2013	5.32	4.99	3,116
	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996
	2007	10.00	8.31	110

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Technology	2013	8.44	11.04	4,173
	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
	2007	10.00	10.37	87
Rydex VIF Telecommunications	2013	6.31	7.16	2,516
	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
	2007	10.00	10.37	0
Rydex VIF Transportation	2013	8.01	11.65	2,619
	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
	2007	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2013	8.53	8.24	769,309
	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
	2007	10.00	10.02	61,319
Rydex VIF Utilities	2013	9.40	10.32	5,828
	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886
	2007	10.00	11.09	2,213
Rydex VIF Weakening Dollar 2x Strategy	2013	8.50	7.98	4,767
	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007	10.00	11.79	7,960
T. Rowe Price Blue Chip Growth	2013	10.59	14.41	38,383
	2012	9.30	10.59	5,120
	20112	10.00	9.30	1,398
T. Rowe Price Equity Income	2013	10.24	12.80	42,707
	2012	9.07	10.24	6,334
	20112	10.00	9.07	1,683
T. Rowe Price Health Sciences	2013	12.01	17.47	11,776
	2012	9.49	12.01	10,391
	20112	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2013	9.71	9.37	23,565
	2012	9.82	9.71	17,803
	20112	10.00	9.82	1,013

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )	2013	17.35	16.61	12,940
	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566
	20081	10.00	10.30	0
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )	2013	14.74	17.51	342
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
	20081	10.00	10.78	0
Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )	2013	10.43	10.24	63,180
	2012	9.38	10.43	80,424
	20112	10.00	9.38	871
Templeton Growth VIP Fund (formerly Templeton Growth Securities )	2013	9.89	12.50	7,843
	2012	8.46	9.89	0
	20112	10.00	8.46	0
Third Avenue Value	2013	9.04	10.39	6,766
	2012	7.35	9.04	615
	20112	10.00	7.35	0
Van Eck VIP Global Gold	2013 5	10.00	7.66	0
Van Eck VIP Global Hard Assets	2013	7.42	7.90	15,913
	2012	7.45	7.42	42,872
	20112	10.00	7.45	3,260
Virtus International Series	2013 5	10.00	9.89	4,913
Virtus Multi-Sector Fixed Income Series	2013 5	10.00	9.66	2,605
Virtus Premium AlphaSector Series	2013 5	10.00	11.30	8,702
Virtus Real Estate Securities Series	2013 5	10.00	8.80	0
Virtus Strategic Allocation Series	2013 5	10.00	10.92	0
Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )	2013	10.17	12.92	0
	20124	10.00	10.17	0
VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )	2013	10.11	10.11	9,347
	20124	10.00	10.11	0
VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )	2013	10.11	9.95	5,526
	20124	10.00	10.11	0
Wells Fargo Advantage International Equity VT	2013	8.92	10.30	0
	2012	8.13	8.92	0
	20112	10.00	8.13	0
Wells Fargo Advantage Intrinsic Value VT	2013	10.18	12.81	0
	2012	8.82	10.18	0
	20112	10.00	8.82	0
Wells Fargo Advantage Omega Growth VT	2013	9.84	13.30	3,528
	2012	8.46	9.84	0
	20112	10.00	8.46	0
Wells Fargo Advantage Opportunity VT	2013	10.22	12.90	1,091
	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0
	2007	10.00	10.15	652

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo Advantage Small Cap Value VT	2013	9.46	10.49	2,646
	2012	8.59	9.46	0
	20112	10.00	8.59	0
Western Asset Variable Global High Yield Bond	2013	10.01	10.26	2,876
	20124	10.00	10.01	0
1 For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
2 For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
3 Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed DWS Core Equity VIP on
   May 1, 2012. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
4 For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.
5 For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.

A-20

Prospectus

ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2014

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915J (COMM)	32-69150-10 2014 /05/01

ELITEDESIGNS® II VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

      This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	7Twelve™ Balanced Portfolio

•	Adaptive Allocation Portfolio

•	Alger Capital Appreciation

•	Alger Large Cap Growth

•	AllianceBernstein VPS Dynamic Asset Allocation

•	AllianceBernstein VPS Global Thematic Growth

•	AllianceBernstein VPS Growth and Income

•	AllianceBernstein VPS Small/Mid Cap Value

•	ALPS/Alerian Energy Infrastructure

•	American Century VP Income & Growth

•	American Century VP Inflation Protection

•	American Century VP International

•	American Century VP Mid Cap Value

•	American Century VP Value

•	American Funds IS ® Asset Allocation

•	American Funds IS ® Blue Chip Income and Growth

•	American Funds IS ® Global Bond

•	American Funds IS ® Global Growth

•	American Funds IS ® Global Growth and Income

•	American Funds IS ® Global Small Capitalization

•	American Funds IS ® Growth

•	American Funds IS ® Growth-Income

•	American Funds IS ® International

•	American Funds IS ® International Growth and Income

•	American Funds IS ® Mortgage

•	American Funds IS ® New World

•	American Funds IS ® U.S. Government/ AAA-Rated Securities

•	BlackRock Basic Value V.I.

•	BlackRock Capital Appreciation V.I.

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock Global Opportunities V.I.

•	BlackRock High Yield V.I.

•	BlackRock Large Cap Core V.I.

•	BlackRock Large Cap Growth V.I.

•	Direxion Dynamic VP HY Bond

•	Direxion VP Indexed Commodity Strategy

•	Direxion VP Indexed Managed Futures Strategy

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus Stock Index

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	DWS Capital Growth VIP

•	DWS Core Equity VIP

•	DWS Global Growth VIP

•	DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP )

•	DWS Government & Agency Securities VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2014

•	DWS High Income VIP

•	DWS Large Cap Value VIP

•	DWS Small Mid Cap Value VIP

•	Eaton Vance VT Floating-Rate Income

•	Eaton Vance VT Large-Cap Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Balanced

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Disciplined Small Cap

•	Fidelity® VIP Emerging Markets

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment Grade Bond

•	Fidelity® VIP Mid Cap

•	Fidelity® VIP Overseas

•	Fidelity® VIP Real Estate

•	Fidelity® VIP Strategic Income

•	Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities )

•	Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities )

•	Franklin High Income VIP Fund (formerly Franklin High Income Securities )

•	Franklin Income VIP Fund (formerly Franklin Income Securities )

•	Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities )

•	Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities )

•	Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities )

•	Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities )

•	Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities )

•	Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities )

•	Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities )

•	Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities )

•	Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities )

•	Goldman Sachs VIT Growth Opportunities

•	Goldman Sachs VIT High Quality Floating Rate

•	Goldman Sachs VIT Large Cap Value

•	Goldman Sachs VIT Mid Cap Value

•	Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity )

•	Goldman Sachs VIT Strategic Growth

•	Goldman Sachs VIT Strategic International Equity

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF CLS AdvisorOne Amerigo

•	Guggenheim VIF CLS AdvisorOne Clermont

•	Guggenheim VIF CLS AdvisorOne Select Allocation

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum )

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight )

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Innealta Capital Country Rotation

•	Innealta Capital Sector Rotation

•	Invesco V.I. American Franchise

•	Invesco V.I. American Value

•	Invesco V.I. Balanced-Risk Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Core Equity

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Core Equity

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. Growth and Income

•	Invesco V.I. High Yield

•	Invesco V.I. International Growth

•	Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities )

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. S&P 500 Index

•	Invesco V.I. Small Cap Equity

•	Ivy Funds VIP Asset Strategy

•	Ivy Funds VIP Balanced

•	Ivy Funds VIP Core Equity

•	Ivy Funds VIP Dividend Opportunities

•	Ivy Funds VIP Energy

•	Ivy Funds VIP Global Bond

•	Ivy Funds VIP Global Natural Resources

•	Ivy Funds VIP Growth

•	Ivy Funds VIP High Income

•	Ivy Funds VIP International Core Equity

•	Ivy Funds VIP International Growth

•	Ivy Funds VIP Limited-Term Bond

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•	Ivy Funds VIP Mid Cap Growth

•	Ivy Funds VIP Real Estate Securities

•	Ivy Funds VIP Science and Technology

•	Ivy Funds VIP Small Cap Growth

•	Ivy Funds VIP Small Cap Value

•	Ivy Funds VIP Value

•	Janus Aspen Enterprise

•	Janus Aspen Forty

•	Janus Aspen Janus Portfolio

•	Janus Aspen Overseas

•	Janus Aspen Perkins Mid Cap Value

•	JPMorgan Insurance Trust Core Bond Portfolio

•	JPMorgan Insurance Trust International Equity Portfolio

•	JPMorgan Insurance Trust Intrepid Growth Portfolio

•	JPMorgan Insurance Trust Intrepid MidCap Portfolio

•	JPMorgan Insurance Trust MidCap Growth Portfolio

•	JPMorgan Insurance Trust Small Cap Core Portfolio

•	JPMorgan Insurance Trust US Equity Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Calibrated Dividend Growth VC

•	Lord Abbett Series Classic Stock VC

•	Lord Abbett Series Developing Growth VC

•	Lord Abbett Series Fundamental Equity VC

•	Lord Abbett Series Growth and Income VC

•	Lord Abbett Series Growth Opportunities VC

•	Lord Abbett Series Mid Cap Stock VC

•	Lord Abbett Series Total Return VC

•	Lord Abbett Series Value Opportunities VC

•	MFS® VIT Emerging Markets Equity

•	MFS ® VIT Global Tactical Allocation

•	MFS® VIT High Yield

•	MFS ® VIT International Value

•	MFS® VIT Investors Growth Stock

•	MFS® VIT Investors Trust

•	MFS® VIT New Discovery

•	MFS® VIT Research

•	MFS® VIT Research Bond

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Debt

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Global Fund/VA

•	Oppenheimer Global Strategic Income Fund/VA

•	Oppenheimer International Growth Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (Unhedged)

•	PIMCO VIT Global Bond (Unhedged)

•	PIMCO VIT Global Multi-Asset Managed Allocation

•	PIMCO VIT High Yield

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Short-Term

•	PIMCO VIT Total Return

•	Pioneer Bond VCT

•	Pioneer Emerging Markets VCT

•	Pioneer Equity Income VCT

•	Pioneer High Yield VCT

•	Pioneer Real Estate Shares VCT

•	Pioneer Strategic Income VCT

•	Power Income VIT

•	Probabilities Fund

•	Putnam VT Absolute Return 500

•	Putnam VT Capital Opportunities

•	Putnam VT Diversified Income

•	Putnam VT Equity Income

•	Putnam VT Global Asset Allocation

•	Putnam VT Growth Opportunities

•	Putnam VT High Yield

•	Putnam VT Income

•	Putnam VT Investors

•	Putnam VT Voyager

•	Rydex VIF Banking

•	Rydex VIF Basic Materials

•	Rydex VIF Biotechnology

•	Rydex VIF Commodities Strategy

•	Rydex VIF Consumer Products

•	Rydex VIF Dow 2x Strategy

•	Rydex VIF Electronics

•	Rydex VIF Energy

•	Rydex VIF Energy Services

•	Rydex VIF Europe 1.25x Strategy

•	Rydex VIF Financial Services

•	Rydex VIF Government Long Bond 1.2x Strategy

•	Rydex VIF Health Care

•	Rydex VIF Internet

•	Rydex VIF Inverse Dow 2x Strategy

•	Rydex VIF Inverse Government Long Bond Strategy

•	Rydex VIF Inverse Mid-Cap Strategy

•	Rydex VIF Inverse NASDAQ-100® Strategy

•	Rydex VIF Inverse Russell 2000® Strategy

•	Rydex VIF Inverse S&P 500 Strategy

•	Rydex VIF Japan 2x Strategy

•	Rydex VIF Leisure

•	Rydex VIF Mid-Cap 1.5x Strategy

•	Rydex VIF NASDAQ-100®

•	Rydex VIF NASDAQ-100® 2x Strategy

•	Rydex VIF Nova

•	Rydex VIF Precious Metals

•	Rydex VIF Real Estate

•	Rydex VIF Retailing

•	Rydex VIF Russell 2000® 1.5x Strategy

•	Rydex VIF Russell 2000® 2x Strategy

•	Rydex VIF S&P 500 2x Strategy

•	Rydex VIF S&P 500 Pure Growth

•	Rydex VIF S&P 500 Pure Value

•	Rydex VIF S&P MidCap 400 Pure Growth

•	Rydex VIF S&P MidCap 400 Pure Value

•	Rydex VIF S&P SmallCap 600 Pure Growth

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•	Rydex VIF S&P SmallCap 600 Pure Value

•	Rydex VIF Strengthening Dollar 2x Strategy

•	Rydex VIF Technology

•	Rydex VIF Telecommunications

•	Rydex VIF Transportation

•	Rydex VIF U.S. Government Money Market

•	Rydex VIF Utilities

•	Rydex VIF Weakening Dollar 2x Strategy

•	SEI VP Balanced Strategy

•	SEI VP Conservative Strategy

•	SEI VP Defensive Strategy

•	SEI VP Market Growth Strategy

•	SEI VP Market Plus Strategy

•	SEI VP Moderate Strategy

•	T. Rowe Price Blue Chip Growth

•	T. Rowe Price Equity Income

•	T. Rowe Price Health Sciences

•	T. Rowe Price Limited-Term Bond

•	Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities )

•	Templeton Foreign VIP Fund (formerly Templeton Foreign Securities )

•	Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities )

•	Templeton Growth VIP Fund (formerly Templeton Growth Securities )

•	Third Avenue Value

•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")

•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")

•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")

•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")

•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")

•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")

•	Van Eck VIP Global Gold

•	Van Eck VIP Global Hard Assets

•	Virtus International Series

•	Virtus Multi-Sector Fixed Income Series

•	Virtus Premium AlphaSector Series

•	Virtus Real Estate Securities Series

•	Virtus Small-Cap Growth Series

•	Virtus Strategic Allocation Series

•	Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities )

•	VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate )

•	VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate )

•	Wells Fargo Advantage International Equity VT

•	Wells Fargo Advantage Intrinsic Value VT

•	Wells Fargo Advantage Omega Growth VT

•	Wells Fargo Advantage Opportunity VT

•	Wells Fargo Advantage Small Cap Value VT

•	Western Asset Variable Global High Yield Bond

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2014 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 49 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

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Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

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Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.

The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

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Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	1.20%
Annual Administration Charge2	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1  During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above.
    See the discussion under “Mortality and Expense Risk Charge.”
2  The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.29%	23.61%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.29%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying
     Fund with the highest total operating expenses for the one-year period ended December 31, 2013 , and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2013 .

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2015 .

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example

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assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$333	$ 4,547	$ 7,190	$ 10,250

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$252	$776	$ 1,326	$2,826

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2013 , the Company had total assets of approximately $ 20.7 billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici-

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pated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

Certain Underlying Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. Following hedging strategies as a way to manage a fund’s exposure to equity market volatility could limit the upside participation of the fund in rising equity markets relative to other funds.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these

14

payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.40% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company

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may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

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Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

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For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”

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Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $ 1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are

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purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s

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receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart below). The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time;

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•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	21
1Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
Adaptive Allocation Portfolio	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
AllianceBernstein VPS Dynamic Asset Allocation, AllianceBernstein VPS Global Thematic Growth, AllianceBernstein VPS Growth and Income, AllianceBernstein VPS Small/Mid Cap Value	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Mid Cap Value, American Century VP Value	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Funds IS ® Asset Allocation, American Funds IS ® Blue Chip Income and Growth, American Funds IS ® Global Bond, American Funds IS ® Global Growth, American Funds IS ® Global Growth and Income, American Funds IS ® Global Small Capitalization, American Funds IS ® Growth, American Funds IS ® Growth-Income, American Funds IS ® International, American Funds IS ® International Growth and Income, American Funds IS ® Mortgage, American Funds IS ® New World, American Funds IS ® U.S. Government/AAA-Rated Securities
90 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock Global Opportunities V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Direxion Dynamic VP HY Bond , Direxion VP Indexed Commodity Strategy, Direxion VP Indexed Managed Futures Strategy	Unlimited
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
DWS Capital Growth VIP, DWS Core Equity VIP, DWS Global Growth VIP, DWS Global Small Cap VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Large Cap Value VIP, DWS Small Mid Cap Value VIP
30 days
Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large-Cap Value	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin High Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Large Cap Value VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund , Franklin Small Cap Value VIP Fund , Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U . S . Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value , Goldman Sachs VIT Small Cap Equity Insights , Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value , Guggenheim VIF Long Short Equity , Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond , Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Amerigo, Guggenheim VIF CLS AdvisorOne Clermont, Guggenheim VIF CLS AdvisorOne Select Allocation	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Innealta Capital Country Rotation, Innealta Capital Sector Rotation	Unlimited
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Dividend Opportunities, Ivy Funds VIP Energy, Ivy Funds VIP Global Bond, Ivy Funds VIP Global Natural Resources, Ivy Funds VIP Growth, Ivy Funds VIP High Income, Ivy Funds VIP International Core Equity, Ivy Funds VIP International Growth, Ivy Funds VIP Limited-Term Bond, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Real Estate Securities, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth, Ivy Funds VIP Small Cap Value, Ivy Funds VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus Portfolio, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio, JPMorgan Insurance Trust MidCap Growth Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio
30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC, Lord Abbett Series Value Opportunities VC
30 days
MFS® VIT Emerging Markets Equity, MFS ® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS ® VIT International Value, MFS® VIT Investors Growth Stock, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Research Bond, MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities
30 days
Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi-Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors, Putnam VT Voyager
30 days
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund , Templeton Foreign VIP Fund , Templeton Global Bond VIP Fund , Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
Van Eck VIP Global Gold, Van Eck VIP Global Hard Assets	30 days
Virtus International Series, Virtus Multi-Sector Fixed Income Series, Virtus Premium AlphaSector Series, Virtus Real Estate Securities Series, Virtus Small-Cap Growth Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities	30 days

24

Subaccount	Transfer Block Restriction (# of Calendar Days)
VY Clarion Global Real Estate, VY Clarion Real Estate	30 days
Wells Fargo Advantage International Equity VT, Wells Fargo Advantage Intrinsic Value VT, Wells Fargo Advantage Omega Growth VT, Wells Fargo Advantage Opportunity VT, Wells Fargo Advantage Small Cap Value VT
60 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

25

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Direxion, Federated, Guggenheim, Innealta , Probabilities and Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion, Innealta, Probabilities, Rydex and certain Federated and Guggenheim Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined

26

by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.

The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2.35 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet

27

functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

28

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in

29

force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following

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the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this prospectus is as follows:

•	0.65% for the Dimensional VA Global Bond Portfolio Subaccount

•	0.65% for the Dimensional VA International Small Portfolio Subaccount

•	0.65% for the Dimensional VA International Value Portfolio Subaccount

•	0.65% for the Dimensional VA Short-Term Fixed Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Large Value Portfolio Subaccount

•	0.65% for the Dimensional VA U.S. Targeted Value Portfolio Subaccount

•	0.25% for all other Subaccounts

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may

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receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

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On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

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Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if

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both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

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More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

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Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-

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mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees

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of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

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The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

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Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014 ).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $96,000 for a married couple filing a joint return and $60,000 for a single taxpayer in 2014 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not,

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the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $181,000 and $191,000 (for 2014 ). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $114,000 to $129,000 in adjusted gross income for 2014 ( $181,000 to $191,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible

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rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014 , the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable

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distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying

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Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under

45

an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

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Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2013, 2012, and 2011, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $5,238,251.00, $3,804,507.12, and $4,667,861.92, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the

47

Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2013 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Centaurus Financial Inc., Client One Securities LLC, GWN Securities, Inc., Investacorp, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Support Services Financial Advisors, Inc., and TransAmerica Financial Advisors, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract offered by this Prospectus was not available for purchase until July 15 , 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
Adaptive Allocation Portfolio	Seeks to provide growth and risk-adjusted total return.	Critical Math Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
AllianceBernstein VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AllianceBernstein VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AllianceBernstein VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Inv. Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Mid Cap Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks to provide a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Global Small Capitalization	4	Seeks long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth	4	Seeks capital growth.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® International	4	Seeks to provide investors with long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS ® Mortgage	4	Seeks to provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS ® U.S. Government/AAA-Rated Securities	4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC	BlackRock Inv. Mgmt., LLC
Dimensional VA Global Bond Portfolio		To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
Dimensional VA International Small Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA International Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd., DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
Dimensional VA U.S. Large Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		To achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Direxion Dynamic VP HY Bond
Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
			Rafferty Asset Mgmt., LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Direxion VP Indexed Commodity Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.	Rafferty Asset Mgmt., LLC
Direxion VP Indexed Managed Futures Strategy		Seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index.	Rafferty Asset Mgmt., LLC
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's ® SmallCap 600 Index.	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's ® 500 Composite Stock Price Index (S&P 500 ® Index).	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Co. Asset Mgmt., LLC
DWS Capital Growth VIP	B	Seeks to provide long-term growth of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Inv. Mgmt. Americas Inc.
DWS Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Inv. Mgmt. Americas Inc.
DWS Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Inv. Mgmt. Americas Inc.
DWS High Income VIP	B	Seeks to provide a high level of current income.	Deutsche Inv. Mgmt. Americas Inc.
DWS Large Cap Value VIP	B	Seeks to achieve a high rate of total return.	Deutsche Inv. Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Inv. Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		To provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value		To seek total return.	Eaton Vance Management
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Emerging Markets	Service Class 2	The fund seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	The fund seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc., FMR Co., Inc., FIL Inv. Advisors (UK) Limited, and other investment advisers
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value VIP Fund	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Select Allocation		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Floating Rate Strategies		Seeks to provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments

54

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks to provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Innealta Capital Country Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Innealta Capital Sector Rotation	2	Capital appreciation and current income, consistent with the preservation of capital.	AFAM Capital, Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.

55

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited (until September 1, 2014)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Limited
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. S&P 500 Index	Series II
Seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s ® 500 Composite Stock Price Index.
Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Balanced		To seek to provide return through a combination of capital appreciation and current income	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Dividend Opportunities		To seek to provide total return.	Waddell & Reed Inv. Mgmt. Co.

56

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Ivy Funds VIP Energy		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Bond		To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Global Natural Resources		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP High Income		To seek to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Core Equity		To seek to provide capital growth and appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP International Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Limited-Term Bond		To seek to provide current income consistent with preservation of capital.	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Mid Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Real Estate Securities		To seek to provide total return through capital appreciation and current income.	Waddell & Reed Inv. Mgmt. Co.	Advantus Capital Mgmt., Inc.
Ivy Funds VIP Science and Technology		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Growth		To seek to provide growth of capital	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Small Cap Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Ivy Funds VIP Value		To seek to provide capital appreciation	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
JPMorgan Insurance Trust International Equity Portfolio	2	Seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	JPMIM

57

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Intrepid Growth Portfolio	2	Seeks to provide long-term capital growth.	JPMIM
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMIM
JPMorgan Insurance Trust MidCap Growth Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMIM
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks to provide high total return from a portfolio of selected equity securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	Long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS ® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	MFS
MFS ® VIT Global Tactical Allocation	Service	Seeks total return.	MFS
MFS ® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS
MFS ® VIT International Value	Service	Seeks capital appreciation.	MFS

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS
MFS ® VIT Total Return	Service	Seeks total return.	MFS
MFS ® VIT Utilities	Service	Seeks total return.	MFS
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Limited and Morgan Stanley Inv. Mgmt. Co.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Pioneer Bond VCT	II	Seeks current income.	Pioneer Inv. Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term capital appreciation.	Pioneer Inv. Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term capital growth.	Pioneer Inv. Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return.	Pioneer Inv. Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks to provide long-term growth of capital.	Pioneer Inv. Mgmt., Inc.
Pioneer Strategic Income VCT	II	Seeks high current income.	Pioneer Inv. Mgmt., Inc.
Power Income VIT	2	Total return from income and capital appreciation with capital preservation as a secondary objective.	W.E.Donoghue & Co., Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Inv. Mgmt., LLC

60

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Inv. Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Inv. Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Inv. Mgmt., LLC	Putnam Advisory Co., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Inv. Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Inv. Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Inv. Mgmt., LLC
Putnam VT Voyager	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

61

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

62

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on   a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance   of the NASDAQ-100 Index ® . The fund does   not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective   over a period of time greater than one day.
Guggenheim Investments

63

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100 ®
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .
Guggenheim Investments
Rydex VIF NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments

64

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s   current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments

65

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark,   before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® . The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager

66

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Conservative Strategy	III	Manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Defensive Strategy	III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Growth Strategy	III	Capital appreciation while maintaining broad equity and fixed income market participation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Market Plus Strategy	III	Long-term capital appreciation.	SEI Inv. Mgmt. Corp.	Multi-manager
SEI VP Moderate Strategy	III	Capital appreciation, while managing the risk of loss.	SEI Inv. Mgmt. Corp.	Multi-manager
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
Van Eck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Virtus International Series	A	High total return consistent with reasonable risk.	Virtus Inv. Advisers, Inc.	Aberdeen Asset Mgmt., Inc.
Virtus Multi-Sector Fixed Income Series	A	Long-term total return.	Virtus Inv. Advisers, Inc.	Newfleet Asset Mgmt., LLC.
Virtus Premium AlphaSector™ Series	A	Long-term capital appreciation.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and F-Squared Institutional Advisors, LLC
Virtus Real Estate Securities Series	A	Capital appreciation and income with approximately equal emphasis.	Virtus Inv. Advisers, Inc.	Duff & Phelps Inv. Mgmt. Co.

67

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Virtus Small-Cap Growth Series	A	Long-term capital growth.	Virtus Inv. Advisers, Inc.	Kayne Anderson Rudnick Inv. Mgmt. LLC
Virtus Strategic Allocation Series	A	High total return over an extended period of time consistent with prudent investment risk.	Virtus Inv. Advisers, Inc.	Euclid Advisors LLC and Newfleet Asset Mgmt., LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Inv. Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and current income.	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Metropolitan West Capital Mgmt., LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited

68

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for the period July 15, 2013 (date of inception) through December 31, 2013. The following information does not include Subaccounts that were not available as of December 31, 2013.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2013	10.00	10.16	7,902
Adaptive Allocation Portfolio	2013	10.00	9.95	0
Alger Capital Appreciation	2013	10.00	11.37	0
Alger Large Cap Growth	2013	10.00	11.52	0
AllianceBernstein VPS Global Thematic Growth	2013	10.00	11.29	0
AllianceBernstein VPS Growth and Income	2013	10.00	10.84	0
AllianceBernstein VPS Small/Mid Cap Value	2013	10.00	10.88	0
ALPS/Alerian Energy Infrastructure	2013	10.00	10.53	0
American Century VP Income & Growth	2013	10.00	10.86	0
American Century VP Inflation Protection	2013	10.00	9.60	0
American Century VP International	2013	10.00	10.95	0
American Century VP Mid Cap Value	2013	10.00	10.53	0
American Century VP Value	2013	10.00	10.56	0
BlackRock Basic Value V.I.	2013	10.00	10.80	0
BlackRock Capital Appreciation V.I.	2013	10.00	11.47	0
BlackRock Equity Dividend V.I.	2013	10.00	10.63	0
BlackRock Global Allocation V.I.	2013	10.00	10.40	0
BlackRock Global Opportunities V.I.	2013	10.00	11.07	816
BlackRock High Yield V.I.	2013	10.00	10.33	0
BlackRock Large Cap Core V.I.	2013	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2013	10.00	11.38	0
Dimensional VA Global Bond Portfolio	2013	10.00	9.80	0
Dimensional VA International Small Portfolio	2013	10.00	11.37	0
Dimensional VA International Value Portfolio	2013	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2013	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2013	10.00	11.08	879
Dimensional VA U.S. Targeted Value Portfolio	2013	10.00	11.20	0
Direxion Dynamic VP HY Bond	2013	10.00	10.02	0
Dreyfus IP Small Cap Stock Index	2013	10.00	11.14	1,210
Dreyfus IP Technology Growth	2013	10.00	11.66	0
Dreyfus Stock Index	2013	10.00	10.83	0
Dreyfus VIF Appreciation	2013	10.00	10.64	0
Dreyfus VIF International Value	2013	10.00	10.82	0
DWS Capital Growth VIP	2013	10.00	11.31	0
DWS Core Equity VIP	2013	10.00	11.15	0
DWS Global Growth VIP	2013	10.00	10.94	0
DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP)	2013	10.00	11.23	0
DWS Government & Agency Securities VIP	2013	10.00	9.84	0
DWS High Income VIP	2013	10.00	10.18	25,072

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
DWS Large Cap Value VIP	2013	10.00	10.68	0
DWS Small Mid Cap Value VIP	2013	10.00	11.00	0
Federated Fund for U.S. Government Securities II	2013	10.00	9.84	0
Federated High Income Bond II	2013	10.00	10.16	0
Fidelity ® VIP Balanced	2013	10.00	10.60	4,469
Fidelity ® VIP Contrafund ®	2013	10.00	10.95	0
Fidelity ® VIP Disciplined Small Cap	2013	10.00	11.09	0
Fidelity ® VIP Emerging Markets	2013	10.00	10.42	0
Fidelity ® VIP Growth & Income	2013	10.00	10.76	0
Fidelity ® VIP Growth Opportunities	2013	10.00	10.99	0
Fidelity ® VIP High Income	2013	10.00	10.17	0
Fidelity ® VIP Index 500	2013	10.00	10.84	0
Fidelity ® VIP Investment-Grade Bond	2013	10.00	9.84	0
Fidelity ® VIP Mid Cap	2013	10.00	11.23	0
Fidelity ® VIP Overseas	2013	10.00	11.46	0
Fidelity ® VIP Real Estate	2013	10.00	9.06	1,125
Fidelity ® VIP Strategic Income	2013	10.00	9.97	0
Franklin Flex Cap Growth VIP Fund (formerly Franklin Flex Cap Growth Securities)	2013	10.00	11.49	780
Franklin Growth and Income VIP Fund (formerly Franklin Growth & Income Securities)	2013	10.00	10.82	0
Franklin High Income VIP Fund (formerly Franklin High Income Securities)	2013	10.00	10.24	0
Franklin Income VIP Fund (formerly Franklin Income Securities)	2013	10.00	10.39	18,901
Franklin Large Cap Growth VIP Fund (formerly Franklin Large Cap Growth Securities)	2013	10.00	10.72	0
Franklin Large Cap Value VIP Fund (formerly Franklin Large Cap Value Securities)	2013	10.00	11.00	0
Franklin Mutual Global Discovery VIP Fund (formerly Franklin Mutual Global Discovery Securities)	2013	10.00	10.70	2,079
Franklin Mutual Shares VIP Fund (formerly Franklin Mutual Shares Securities)	2013	10.00	10.68	1,227
Franklin Rising Dividends VIP Fund (formerly Franklin Rising Dividends Securities)	2013	10.00	10.76	0
Franklin Small Cap Value VIP Fund (formerly Franklin Small Cap Value Securities)	2013	10.00	11.20	0
Franklin Small-Mid Cap Growth VIP Fund (formerly Franklin Small-Mid Cap Growth Securities)	2013	10.00	11.19	0
Franklin Strategic Income VIP Fund (formerly Franklin Strategic Income Securities)	2013	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund (formerly Franklin US Government Securities)	2013	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2013	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2013	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2013	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2013	10.00	10.72	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Small Cap Equity Insights (formerly Goldman Sachs VIT Structured Small Cap Equity)	2013	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2013	10.00	11.29	786
Goldman Sachs VIT Strategic International Equity	2013	10.00	10.94	0
Guggenheim VIF All Cap Value	2013	10.00	10.72	0
Guggenheim VIF CLS AdvisorOne Amerigo	2013	10.00	10.67	0
Guggenheim VIF CLS AdvisorOne Clermont	2013	10.00	10.17	0
Guggenheim VIF CLS AdvisorOne Select Allocation	2013	10.00	10.47	0
Guggenheim VIF Floating Rate Strategies	2013	10.00	10.06	0
Guggenheim VIF Global Managed Futures Strategy	2013	10.00	9.99	8,156
Guggenheim VIF High Yield	2013	10.00	10.17	0
Guggenheim VIF Large Cap Value	2013	10.00	10.71	0
Guggenheim VIF Long Short Equity (formerly Guggenheim VT U.S. Long Short Momentum)	2013	10.00	10.44	0
Guggenheim VIF Macro Opportunities	2013	10.00	10.11	1,985
Guggenheim VIF Managed Asset Allocation	2013	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2013	10.00	10.71	0
Guggenheim VIF Multi-Hedge Strategies	2013	10.00	9.79	0
Guggenheim VIF Small Cap Value	2013	10.00	10.92	1,595
Guggenheim VIF StylePlus Large Core	2013	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2013	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2013	10.00	11.06	0
Guggenheim VIF StylePlus Small Growth	2013	10.00	11.19	0
Guggenheim VIF Total Return Bond	2013	10.00	10.04	0
Guggenheim VIF World Equity Income (formerly Guggenheim VT MSCI EAFE Equal Weight)	2013	10.00	10.67	0
Ibbotson Aggressive Growth ETF Asset Allocation	2013	10.00	10.54	0
Ibbotson Balanced ETF Asset Allocation	2013	10.00	10.30	5,206
Ibbotson Conservative ETF Asset Allocation	2013	10.00	9.96	0
Ibbotson Growth ETF Asset Allocation	2013	10.00	10.47	5,794
Ibbotson Income and Growth ETF Asset Allocation	2013	10.00	10.15	0
Innealta Capital Country Rotation	2013	10.00	9.76	2,462
Innealta Capital Sector Rotation	2013	10.00	9.60	0
Invesco V.I. American Franchise	2013	10.00	11.85	0
Invesco V.I. American Value	2013	10.00	10.79	0
Invesco V.I. Comstock	2013	10.00	10.77	0
Invesco V.I. Core Equity	2013	10.00	10.71	0
Invesco V.I. Equity and Income	2013	10.00	10.43	5,071
Invesco V.I. Global Core Equity	2013	10.00	10.76	0
Invesco V.I. Global Health Care	2013	10.00	11.00	1,197
Invesco V.I. Global Real Estate	2013	10.00	9.54	0
Invesco V.I. Government Securities	2013	10.00	9.76	821
Invesco V.I. Growth and Income	2013	10.00	10.59	0
Invesco V.I. High Yield	2013	10.00	10.21	0
Invesco V.I. International Growth	2013	10.00	11.04	0
Invesco V.I. Managed Volatility (formerly Invesco V.I. Utilities)	2013	10.00	9.63	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2013	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2013	10.00	11.14	0
Invesco V.I. S&P 500 Index	2013	10.00	10.83	0
Invesco V.I. Small Cap Equity	2013	10.00	11.02	0
Ivy Funds VIP Asset Strategy	2013	10.00	11.30	0
Ivy Funds VIP Balanced	2013	10.00	10.72	0
Ivy Funds VIP Core Equity	2013	10.00	11.17	0
Ivy Funds VIP Dividend Opportunities	2013	10.00	10.90	0
Ivy Funds VIP Energy	2013	10.00	10.71	0
Ivy Funds VIP Global Bond	2013	10.00	10.04	0
Ivy Funds VIP Growth	2013	10.00	11.58	0
Ivy Funds VIP High Income	2013	10.00	10.28	3,204
Ivy Funds VIP International Core Equity	2013	10.00	11.22	0
Ivy Funds VIP International Growth	2013	10.00	11.05	0
Ivy Funds VIP Limited-Term Bond	2013	10.00	9.84	0
Ivy Funds VIP Mid Cap Growth	2013	10.00	10.94	203
Ivy Funds VIP Real Estate Securities	2013	10.00	9.14	0
Ivy Funds VIP Science and Technology	2013	10.00	12.00	2,121
Ivy Funds VIP Small Cap Growth	2013	10.00	11.45	0
Ivy Funds VIP Small Cap Value	2013	10.00	10.70	0
Ivy Funds VIP Value	2013	10.00	10.83	0
Janus Aspen Enterprise	2013	10.00	10.87	1,558
Janus Aspen Forty	2013	10.00	11.30	0
Janus Aspen Janus Portfolio	2013	10.00	11.01	0
Janus Aspen Overseas	2013	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2013	10.00	10.51	0
JPMorgan Insurance Trust Core Bond Portfolio	2013	10.00	9.80	0
JPMorgan Insurance Trust International Equity Portfolio	2013	10.00	10.76	0
JPMorgan Insurance Trust Intrepid Growth Portfolio	2013	10.00	11.02	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2013	10.00	11.08	2,061
JPMorgan Insurance Trust MidCap Growth Portfolio	2013	10.00	11.43	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2013	10.00	11.08	324
JPMorgan Insurance Trust US Equity Portfolio	2013	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2013	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2013	10.00	10.71	0
Lord Abbett Series Classic Stock VC	2013	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2013	10.00	11.47	1,505
Lord Abbett Series Fundamental Equity VC	2013	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2013	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2013	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2013	10.00	10.68	0
Lord Abbett Series Total Return VC	2013	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2013	10.00	10.98	0
MFS ® VIT Emerging Markets Equity	2013	10.00	10.19	0
MFS ® VIT High Yield	2013	10.00	10.18	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS ® VIT Investors Growth Stock	2013	10.00	10.96	0
MFS ® VIT Investors Trust	2013	10.00	10.92	0
MFS ® VIT New Discovery	2013	10.00	11.19	0
MFS ® VIT Research	2013	10.00	10.80	0
MFS ® VIT Research Bond	2013	10.00	9.89	0
MFS ® VIT Research International	2013	10.00	10.72	0
MFS ® VIT Total Return	2013	10.00	10.43	0
MFS ® VIT Utilities	2013	10.00	10.39	2,182
Morgan Stanley UIF Emerging Markets Debt	2013	10.00	9.82	0
Morgan Stanley UIF Emerging Markets Equity	2013	10.00	10.12	0
Neuberger Berman AMT Guardian	2013	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2013	10.00	10.97	0
Oppenheimer Global Fund/VA	2013	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2013	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2013	10.00	10.98	4,838
Oppenheimer Main Street Small Cap Fund ® /VA	2013	10.00	11.01	0
PIMCO VIT All Asset	2013	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2013	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2013	10.00	9.86	0
PIMCO VIT Foreign Bond (Unhedged)	2013	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2013	10.00	9.76	0
PIMCO VIT High Yield	2013	10.00	10.14	0
PIMCO VIT Low Duration	2013	10.00	9.91	1,630
PIMCO VIT Real Return	2013	10.00	9.61	0
PIMCO VIT Short-Term	2013	10.00	9.84	0
PIMCO VIT Total Return	2013	10.00	9.86	13,938
Pioneer Bond VCT	2013	10.00	9.94	1,225
Pioneer Emerging Markets VCT	2013	10.00	10.84	0
Pioneer Equity Income VCT	2013	10.00	10.60	0
Pioneer High Yield VCT	2013	10.00	10.25	0
Pioneer Real Estate Shares VCT	2013	10.00	9.07	0
Pioneer Strategic Income VCT	2013	10.00	9.92	0
Power Income VIT	2013	10.00	9.97	16,250
Probabilities Fund	2013	10.00	9.93	551,816
Putnam VT Absolute Return 500	2013	10.00	9.91	22,269
Putnam VT Capital Opportunities	2013	10.00	10.93	0
Putnam VT Diversified Income	2013	10.00	10.20	0
Putnam VT Equity Income	2013	10.00	10.71	3,923
Putnam VT Global Asset Allocation	2013	10.00	10.60	0
Putnam VT Growth Opportunities	2013	10.00	11.38	0
Putnam VT High Yield	2013	10.00	10.23	0
Putnam VT Income	2013	10.00	10.05	0
Putnam VT Investors	2013	10.00	11.02	0
Putnam VT Voyager	2013	10.00	11.81	0
Rydex VIF Banking	2013	10.00	10.74	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Basic Materials	2013	10.00	10.87	10,078
Rydex VIF Biotechnology	2013	10.00	10.82	0
Rydex VIF Commodities Strategy	2013	10.00	9.59	0
Rydex VIF Consumer Products	2013	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2013	10.00	11.31	0
Rydex VIF Electronics	2013	10.00	10.79	0
Rydex VIF Energy	2013	10.00	10.69	0
Rydex VIF Energy Services	2013	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2013	10.00	11.51	3,455
Rydex VIF Financial Services	2013	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2013	10.00	9.23	10,222
Rydex VIF Health Care	2013	10.00	10.99	0
Rydex VIF Internet	2013	10.00	12.07	0
Rydex VIF Inverse Dow 2x Strategy	2013	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2013	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2013	10.00	8.76	0
Rydex VIF Inverse NASDAQ-100 ® Strategy	2013	10.00	8.23	0
Rydex VIF Inverse Russell 2000 ® Strategy	2013	10.00	8.57	11,307
Rydex VIF Inverse S&P 500 Strategy	2013	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2013	10.00	10.45	0
Rydex VIF Leisure	2013	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2013	10.00	11.20	0
Rydex VIF NASDAQ-100 ®	2013	10.00	11.39	3,481
Rydex VIF NASDAQ-100 ® 2x Strategy	2013	10.00	13.25	0
Rydex VIF Nova	2013	10.00	11.33	0
Rydex VIF Precious Metals	2013	10.00	9.35	0
Rydex VIF Real Estate	2013	10.00	9.30	0
Rydex VIF Retailing	2013	10.00	10.66	6,498
Rydex VIF Russell 2000 ® 1.5x Strategy	2013	10.00	11.46	2,000
Rydex VIF Russell 2000 ® 2x Strategy	2013	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2013	10.00	11.85	0
Rydex VIF S&P 500 Pure Growth	2013	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2013	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2013	10.00	11.21	3,549
Rydex VIF S&P MidCap 400 Pure Value	2013	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2013	10.00	11.36	0
Rydex VIF S&P SmallCap 600 Pure Value	2013	10.00	11.11	0
Rydex VIF Strengthening Dollar 2x Strategy	2013	10.00	8.94	0
Rydex VIF Technology	2013	10.00	11.45	6,112
Rydex VIF Telecommunications	2013	10.00	10.63	6,579
Rydex VIF Transportation	2013	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2013	10.00	9.78	133,608
Rydex VIF Utilities	2013	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2013	10.00	10.45	0
T. Rowe Price Blue Chip Growth	2013	10.00	11.63	3,557

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Equity Income	2013	10.00	10.64	0
T. Rowe Price Health Sciences	2013	10.00	11.37	2,132
T. Rowe Price Limited-Term Bond	2013	10.00	9.82	0
Templeton Developing Markets VIP Fund (formerly Templeton Developing Markets Securities)	2013	10.00	10.24	1,089
Templeton Foreign VIP Fund (formerly Templeton Foreign Securities)	2013	10.00	11.25	0
Templeton Global Bond VIP Fund (formerly Templeton Global Bond Securities)	2013	10.00	10.03	2,326
Templeton Growth VIP Fund (formerly Templeton Growth Securities)	2013	10.00	11.22	0
Third Avenue Value	2013	10.00	10.37	0
Van Eck VIP Global Gold	2013	10.00	8.76	4,718
Van Eck VIP Global Hard Assets	2013	10.00	10.89	0
Virtus International Series	2013	10.00	10.31	0
Virtus Multi-Sector Fixed Income Series	2013	10.00	10.05	0
Virtus Premium AlphaSector Series	2013	10.00	10.75	112,040
Virtus Real Estate Securities Series	2013	10.00	9.05	0
Virtus Strategic Allocation Series	2013	10.00	10.65	0
Voya MidCap Opportunities Portfolio (formerly ING MidCap Opportunities)	2013	10.00	10.76	0
VY Clarion Global Real Estate Portfolio (formerly ING Clarion Global Real Estate)	2013	10.00	9.67	0
VY Clarion Real Estate Portfolio (formerly ING Clarion Real Estate)	2013	10.00	9.13	0
Wells Fargo Advantage International Equity VT	2013	10.00	10.89	0
Wells Fargo Advantage Intrinsic Value VT	2013	10.00	10.72	0
Wells Fargo Advantage Omega Growth VT	2013	10.00	11.52	3,666
Wells Fargo Advantage Opportunity VT	2013	10.00	10.81	0
Wells Fargo Advantage Small Cap Value VT	2013	10.00	10.29	0
Western Asset Variable Global High Yield Bond	2013	10.00	10.19	0

A-7

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by

Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2014 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915A	32-69151-01 2014 /12/28

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3

METHOD OF DEDUCTING THE EXCESS CHARGE	3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5

PERFORMANCE INFORMATION	5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6

FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly  subaccount adjustment . The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a n annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $17,500 for tax year 2014 . The $17,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2014 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2014 is the lesser of (i)  $52,000 or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$17,500 in 2014 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $17,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $9,500 in contributions to a traditional 403(b) contract in the same year.

4

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or$5,500 (for 2014) . If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014 ). Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustment s received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not

5

reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2014 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915C (PRS)	32-69150-03 2014/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment . The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a n annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014) . If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014 )   or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014 ). Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200

5

Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2014 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915K (COMM)	32-69150-11 2014/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment . The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a n annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2014) . If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2014 )  or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014 ) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $52,000 (for 2014 ). Salary reduction contributions, if any, are subject to additional annual limits.

4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200

5

Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013 , and for each of the specified periods ended December 31, 2013 and 2012, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Consolidated Financial Statements
Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Years Ended December 31, 2013, 2012, and 2011
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Financial Statements

Years Ended December 31, 2013, 2012, and 2011

Contents

Report of Independent Auditors	1

Consolidated Financial Statements

Consolidated Balance Sheets	3
Consolidated Statements of Operations	5
Consolidated Statements of Comprehensive Income	6
Consolidated Statements of Changes in Stockholder’s Equity	7
Consolidated Statements of Cash Flows	8
Notes to Consolidated Financial Statements	10

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

Change in Method of Accounting for Deferred Policy Acquisition Costs

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2012, and prospectively applied, the Company changed its method of accounting for deferred policy acquisition costs.

/s/ Ernst & Young LLP

April 30, 2014

2

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Balance Sheets

	December 31
	2013	2012
	(In Thousands)
Assets
Investments:
Securities available for sale:
Bonds	$8,449,726	$5,467,234
Equities	148,390	129,787
Securities fair value option:
Bonds	235,507	243,221
Equities	943	–
Mortgage loans	40,020	194,719
Synthetic bonds	8,463	11,377
Notes receivable from related parties	739,946	719,162
Bonds held to maturity	–	558,454
Mortgage loans	485,791	191,379
Policy loans	475,577	494,161
Cash and cash equivalents	2,538,681	1,956,655
Restricted cash	10,915	36,703
Short-term investments	848,359	5,071
Call options	403,621	135,161
Other invested assets	337,204	217,464
Total investments	14,723,143	10,360,548

Accrued investment income	114,872	86,858
Accounts receivable	103,945	42,510
Reinsurance recoverable	2,767,794	2,780,199
Reinsurance derivative asset	15,203	4,437
Income taxes receivable	45,793	–
Deferred tax asset	19,458	–
Property and equipment, net	46,634	47,506
Deferred policy acquisition costs	338,810	66,853
Deferred sales inducement costs	611,582	303,199
Value of business acquired	35,588	33,224
Other intangible assets	2,658	2,758
Other assets	54,905	63,077
Separate account assets	5,536,191	5,020,896
Total assets	$24,416,576	$18,812,065

See accompanying notes.

3

	December 31
	2013	2012
	(In Thousands)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$17,014,412	$10,123,569
Funds withheld	345,695	2,212,085
Policy and contract claims	3,000	2,460
Other policyholder funds	16,328	16,601
Accounts payable and accrued expenses	146,126	74,069
Income taxes payable	–	25,471
Deferred income tax liability	–	7,639
Notes payable to related parties	34,600	8,160
Long-term debt	223,304	123,991
Mortgage debt	29,581	32,078
Other liabilities	256,861	94,473
Repurchase agreements	127,535	304,570
Separate account liabilities	5,536,191	5,020,896
Total liabilities	23,733,633	18,046,062

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	523,492	463,492
Accumulated other comprehensive income	20,011	132,491
Retained earnings	132,440	163,020
Total stockholder’s equity	682,943	766,003

Total liabilities and stockholder’s equity	$24,416,576	$18,812,065

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Operations

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Revenues:
Insurance premiums and other considerations	$1,180	$576	$444
Asset-based fees	108,062	103,976	91,041
Other product charges	13,442	21,476	14,006
Net investment income	470,069	357,892	271,938
Net realized/unrealized gains, excluding impairment
losses on available-for-sale securities	196,825	39,323	4,591
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(2,414)	(5,982)	(803)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	3	32	–
Other revenues	36,124	18,236	27,000
Total revenues	823,291	535,529	408,217

Benefits and expenses:
Annuity benefits:
Interest credited to account balances	252,366	148,273	133,130
Benefits in excess of account balances	2,709	3,418	4,619
Other benefits	111,933	33,796	11,541
Total benefits	367,008	185,487	149,290

Commissions and other operating expenses	145,210	136,983	114,654
Amortization of deferred policy acquisition
costs, deferred sales inducement costs,
and value of business acquired, net of imputed interest	106,014	45,384	6,536
Interest expense	24,395	15,951	15,559
Other expenses	1,355	1,275	554
Total benefits and expenses	643,982	385,080	286,593

Income before income tax expense	179,309	150,449	121,624
Income tax expense	55,024	35,845	22,943
Net income	$124,285	$114,604	$98,681

See accompanying notes.

5

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2013	2012	2011
	(In Thousands)

Net income	$124,285	$114,604	$98,681
Other comprehensive (loss) income, net of income taxes:
Net unrealized and realized (losses) gains on
available-for-sale securities	(181,490)	133,909	47,407
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value
of business acquired	43,083	(28,762)	(3,847)
Policy reserves and annuity account values	25,927	(14,671)	–

Other comprehensive (loss) income	(112,480)	90,476	43,560

Comprehensive income	$11,805	$205,080	$142,241

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
(In Thousands)

Balance at January 1, 2011	$7,000	$463,492	$(1,545)	$20,341	$489,288
Net income	–	–	–	98,681	98,681
Other comprehensive income	–	–	43,560	–	43,560
Dividends paid	–	–	–	(25,000)	(25,000)
Balance at December 31, 2011	7,000	463,492	42,015	94,022	606,529
Net income	–	–	–	114,604	114,604
Other comprehensive income	–	–	90,476	–	90,476
Dividends paid	–	–	–	(45,606)	(45,606)
Balance at December 31, 2012	7,000	463,492	132,491	163,020	766,003
Capital contribution from parent	–	60,000	–	–	60,000
Net income	–	–	–	164,424	164,424
Other comprehensive loss	–	–	(112,480)	–	(112,480)
Dividends paid	–	–	–	(154,865)	(154,865)
Balance at December 31, 2013	$7,000	$523,492	$20,011	$172,579	$723,082

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Cash Flows

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Operating activities
Net income	$124,285	$114,604	$98,681
Adjustments to reconcile net income to net cash and
cash equivalents (used in) provided by operating activities:
Net realized/unrealized gains	(194,884)	(33,376)	(3,788)
Amortization of investment premiums and discounts	(12,891)	(25,715)	(36,523)
Annuity and interest-sensitive life products –
interest credited to account balances	252,366	148,273	133,130
Depreciation and amortization	6,550	2,348	3,611
Policy acquisition costs deferred	(275,938)	(74,512)	(91,082)
Sales inducement costs deferred	(348,382)	(229,657)	(85,684)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and
value of business acquired, net of inputed interest	106,014	45,384	6,536
Net purchases of bonds, fair value option	(6,806)	(11,066)	–
Net purchases of equities, fair value option	(1,000)	–	–
Net sales of mortgage loans, at fair value	43,135	11,117	–
Net (purchases) sales of mutual funds, trading	–	(63)	3,692
Change in restricted cash	25,788	(20,771)	30,244
Change in funds withheld	(643,728)	59,240	–
Deferred income taxes	26,781	(55,490)	16,038
Change in accounts payable and other liabilities	234,445	113,013	48,173
Other changes in operating assets and liabilities	167	30,124	(49,594)
Net cash and cash equivalents (used in) provided by operating
activities	(664,098)	73,453	73,434

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	1,519,097	1,980,634	1,795,153
Equity securities available for sale	30,603	40,191	114,455
Synthetic bonds	4,833	39,667	5,460
Notes receivable from related parties	2,039,626	2,262,662	50,000
Bonds held to maturity	–	1,093	997
Officer mortgage loans	686	691	1,070
Mortgage loans	4,401	284	3,907
Call options	120,075	22,229	–
Other invested assets	21,898	191,413	52,282
	3,741,219	4,538,864	2,023,324
Acquisitions of investments:
Bonds available for sale	(5,202,498)	(2,802,050)	(2,472,088)
Equity securities available for sale	(61,816)	(46,526)	(166,858)
Synthetic bonds	–	(21,066)	(4,949)
Bonds held to maturity	–	(531,890)	–
Notes receivable from related parties	(2,060,630)	(2,373,823)	(25,000)
Officer mortgage loans	(1,376)	(380)	(200)
Mortgage loans	(298,123)	(184,570)	(3,907)
Call options	(276,388)	(139,999)	(16,504)
Other invested assets	(157,001)	(88,800)	(62,907)
	(8,057,832)	(6,189,104)	(2,752,413)

Net purchases of property and equipment	(1,220)	(503)	(718)
Net (purchases) sales of short-term investments	(844,473)	203	(14,381)
Net decrease (increase) in policy loans	18,584	(372,592)	7,565
Net cash and cash equivalents used in investing activities	(5,143,722)	(2,023,132)	(736,623)

8

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31
	2013	2012	2011
	(In Thousands)
Financing activities
Payments on mortgage debt and long-term debt	$(7,093)	$(2,335)	$(2,184)
Issuance of notes payable to related parties and long term debt	127,512	8,000	–
Capital contribution from parent	60,000	–	–
Dividends paid to parent	(154,865)	(45,606)	(25,000)
Net change in repurchase agreements	(177,035)	237,795	66,775
Deposits to annuity account balances	6,841,526	3,927,548	1,421,732
Withdrawals from annuity account balances	(300,199)	(840,366)	(265,809)
Net cash and cash equivalents provided by financing activities	6,389,846	3,285,036	1,195,514

Increase in cash and cash equivalents	582,026	1,335,357	532,325
Cash and cash equivalents at beginning of year	1,956,655	621,298	88,973
Cash and cash equivalents at end of year	$2,538,681	$1,956,655	$621,298

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$20,747	$14,363	$13,857
Income taxes	$99,507	$66,851	$4,463

Supplemental disclosures of noncash information
During the years ended December 31, 2013 and 2012, the Company recognized a change in the reinsurance derivative asset of $13,546 and $(3,970), respectively, which is equal to the change in the unrealized gains or losses on the segregated assets supporting the funds withheld liability (see Notes 3 and 9).

The following are noncash assets and liabilities transferred in and out related to reinsurance agreements (see Note 9) and exchanges for new intercompany promissory notes (see Note 16).

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$1,089,375	$–	$51,770
Equities	–	–	55,188
Short-term investments	–	–	12,500
Mortgage loans, at fair value	110,794	–	–
Other invested assets	22,493	–	35,729
Accrued investment income	–		3,492
Notes receivable from related parties	–	246,137	–
Deferred policy acquisition costs	–	33,379	–
Deferred sales inducement costs	–	1,276	–
Policy reserves	–	(1,725,610)	–
Funds withheld	(1,222,662)	–	–
Total assets (liabilities) transferred out	$–	$(1,444,818)	$158,679

Assets (liabilities) transferred in:
Securities available for sale:
Equities	$–	$36,137	$–
Bonds, fair value option	–	231,754	–
Mortgage loans, at fair value	–	207,189	–
Policy loans	–	22,947	–
Other invested assets	–	210,000	–
Funds withheld	–	(2,152,845)	158,679
Total assets (liabilities) transferred in	$–	$(1,444,818)	$158,679

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiaries, Security Distributors, Inc. (SDI), Gennessee Insurance Agency, LLC (Gennessee), Dunbarre Insurance Agency, LLC (Dunbarre), and SAILES 2-0, LLC (SAILES) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company offers a diversified portfolio of investment products, consisting primarily of individual and group annuities, including fixed index annuities, and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority.

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owned, through its ownership of SBC, all of the issued and outstanding common stock of the Company. During 2010, SBC was purchased by Guggenheim SBC Holdings, LLC (GSBCH) and SBMHC was then demutualized and dissolved.

Basis of Presentation

The consolidated financial statements for the year ended December 31, 2013 include the operations and accounts of SBL and its subsidiaries, SDI, Gennessee, Dunbarre which was formed in August 2013, and SAILES, which was formed in February 2013. The consolidated financial statements for the year ended December 31, 2012 include the operations and accounts of SBL and its subsidiaries, SDI and Gennessee, which was formed in July 2012. The consolidated financial statements for the year ended December 31, 2011 include the operations and accounts of SBL and its subsidiary, SDI.

Significant intercompany accounts and transactions have been eliminated in consolidation.

10

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

On January 1, 2012, the Company adopted, on a prospective basis, Accounting Standards Update (ASU) 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. ASU 2010-26 clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. The required disclosures are provided in Note 4.

On January 1, 2012, the Company adopted ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring, authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. The adoption of ASU 2011-02 did not have a material impact on the consolidated financial statements.

11

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2012, the Company adopted ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements, authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The adoption of ASU 2011-03 did not have a material impact on the consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. The required disclosures are provided in Note 13.

In 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from accumulated other comprehensive income (AOCI) to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted ASU 2011-05 through two separate but consecutive statements in the consolidated financial statements.

In 2012, the Company adopted ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the Financial Accounting Standards Board (FASB) time to re-deliberate whether to present on the face of the financial statements the effects of reclassification out of AOCI for all periods presented. The adoption of ASU 2011-12 did not have a material impact on the consolidated financial statements.

12

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 2013, the Company adopted ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The amendments in ASU 2011-11 enhances disclosures by requiring improved information about financial and derivative instruments that are either (1) offset (netting assets and liabilities) in accordance with Section 210-20-45 or Section 815-10-45 of the FASB Accounting Standards Codification (ASC) or (2) subject to an enforceable master netting arrangement or similar agreement. The adoption of ASU 2011-11 did not have a material impact on the consolidated financial statements.

In 2013, the Company adopted ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, authoritative guidance which provides an entity the option to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. The adoption of ASU 2012-02 did not have a material impact on the consolidated financial statements.

In 2013, the Company adopted ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, authoritative guidance which requires entities to disclose additional information about items reclassified out of accumulated other comprehensive income. Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The adoption of ASU 2013-02 did not have a material impact on the consolidated financial statements.

Investments

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in the statement of comprehensive income, net of adjustments related to deferred policy acquisition costs, policy reserves and annuity account values and applicable income taxes. The adjustment related to deferred policy acquisition costs and policy reserves and annuity account values

13

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

represents the impact from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. If it is determined that a decline in fair value is other than temporary, unrealized losses are generally bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income or loss.

The Company has elected to utilize the fair value option for certain financial instruments segregated to support the funds withheld liability. The change in fair value of these financial instruments is being recognized through net realized/unrealized gains (losses) in the consolidated statements of operations. The Company holds certain bonds classified as available for sale that have embedded credit derivative features. The embedded credit derivative feature of the securities related to the written credit default swaps are required to be bifurcated or the fair value option for the entire instrument may be elected. The Company has elected to utilize the fair value option for the entire instrument, with the changes in fair value being recognized through net realized/unrealized gains (losses) in the consolidated statements of operations.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition to net realized gains and losses, unrealized capital gains and losses related to fair value option securities and other-than-temporary impairments (OTTIs) are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.

The Company has entered into bridge loans to provide a short-term loan facility utilized by the borrower until permanent financing can be secured or an existing obligation or project is completed. The Company is obligated to fund the loans only upon request from the borrower and receives a commitment fee on the maturity date for providing the loan facility. The Company has also entered into revolver agreements, which are lines of credit where the borrower is allowed to

14

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

use the funds as needed and are most often used for operating purposes. The Company receives a commitment fee for providing the line of credit to the borrower. If a portion of a bridge loan or revolver is funded, the Company will receive interest on the amount funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income.

The Company has elected to utilize the fair value option for certain mortgage loans that have been segregated to support the funds withheld liability (see Note 9). The changes in fair value of these mortgage loans are recognized through net realized/unrealized gains (losses) in the consolidated statements of operations. The mortgage loans that are not segregated are reported at amortized cost.

Policy loans are reported at unpaid principal.

In February 2013, SAILES acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires February 28, 2025. The asset is amortized on a straight-line method over 25 years which approximates its estimated productive life. Depreciation on the asset in the amount of $4,358,000 for the year ended December 31, 2013 is included in commissions and other operating expenses in the consolidated statements of operations.

The following is a summary of the asset held at cost less accumulated amortization for the year ended December 31, 2013 (in thousands):

Airplane	$145,000
Less accumulated amortization	(4,358)
$140,642

15

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $186.7 million and $216.8 million at December 31, 2013 and 2012, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income is $3.3 million, $9.5 million, and $37.3 million for the years ended December 31, 2013, 2012, and 2011, respectively.

The Company has investments in limited partnerships that are reviewed to determine if they are Variable Interest Entities (VIEs) under ASC Topic 810, Consolidation. If it is determined that the Company is the primary beneficiary, the entity is consolidated into the Company’s consolidated financial statements. The Company continually evaluates whether it is the primary beneficiary of any VIEs.

The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of the expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $128.4 million and $147.6 million at December 31, 2013 and 2012, respectively, compared to its maximum exposure to loss of $131.1 million and $151.3 million at December 31, 2013 and 2012, respectively.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

16

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Restricted Cash

Restricted cash consists of cash pledged by the Company as collateral, cash restricted to distribution to former policyholders, and cash held in accordance with SEC regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.

Derivatives

The Company hedges exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability in the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting but that are economic hedges, the gain or loss is recognized in net income during the period of change.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives, which are reported with the host instrument in the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the consolidated statements of operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, which contain embedded derivatives whose fair value is based on the change in the fair value of the underlying segregated assets (see Note 3).

The agreements between the Company and certain derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the costs of the instruments subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported in the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.

17

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are instead included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.69% for all years), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

18

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Selling Commissions

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain variable annuity products with fees generated from the products and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges and product fees.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Intangible assets are qualitatively reviewed at least annually for indicators of impairment in value. If facts and circumstances suggest possible impairment, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

19

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The following is a summary of property and equipment at cost, less accumulated depreciation as of December 31:

	2013	2012
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	367
Building	45,410	44,455
Furniture	1,997	1,986
Data processing equipment	352	296
Computer software	1,965	1,965
Other	561	361
	56,282	55,060
Less accumulated depreciation	9,468	7,554
	$46,634	$47,506

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company (see Note 14).

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $20,174,000 and $20,609,000 at December 31, 2013 and 2012, respectively, with the change in net policy value recorded in other revenue of $305,000, $580,000, and $690,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

20

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 3, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.

The Company issued to certain related parties funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2013 and 2012, separate account investments funded through these agreements were held in the amount of $1,115,577,000 and $925,220,000, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $365,990,000 and $379,050,000 as of December 31, 2013 and 2012, respectively, and were reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the

21

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during 2013, from 1.0% to 10% during 2012, and from 1.25% to 10% during 2011. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Policy reserves and annuity account values also include funding agreements of $1.4 billion and $884 billion at December 31, 2013 and 2012, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.

The Company offers fixed index annuity products with returns linked to the performance of certain indices. The fixed index annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the

22

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

23

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Commissions, support fees, and distribution fees include variable point-of-sale fees and asset-based fees that are generally based on a contractual fee as a percentage of assets and recognized when earned. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue-sharing fees represent amounts earned under agreements with the investment advisors and/or underwriters of mutual funds that are in the underlying variable annuities.

The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2013 or 2012.

Reclassifications

In the prior year’s consolidated balance sheet, the reinsurance derivative asset/liability was reclassified out of reinsurance recoverable and funds withheld, and mutual funds trading was reclassified to other invested assets to conform to the current year’s presentation.

Correction of an Error

During 2013, the Company recorded an immaterial adjustment to reclassify securities from held to maturity to available for sale. As of December 31, 2012, the Company should have reported the bonds held to maturity as available for sale, which would have resulted in the recognition of $2,565,000 of net unrealized gains, a net deferred tax liability of $898,000 and an increase to other comprehensive income (OCI) of $1,667,000.

24

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments

Fixed Maturities and Equity Securities

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in OCI, and fair values of the Company’s portfolio of bonds and equity securities available for sale is as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
Available for sale	(In Thousands)
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$610,228	$196	$51,923	$–	$558,501
Obligations of government-sponsored enterprises	600,633	9,575	24,557	–	585,651
Corporate	3,532,923	87,228	39,753	3	3,580,395
Obligations of foreign governments	2,627	164	–	–	2,791
Municipal obligations	330,290	11,155	8,126	–	333,319
Commercial mortgage-backed	595,116	12,437	28,290	–	579,263
Residential mortgage-backed	225,389	3,461	5,436	–	223,414
Collateralized debt obligations	47,425	2,366	470	–	49,321
Other debt obligations(1)	2,517,768	39,948	20,645	–	2,537,071
Total bonds	$8,462,399	$166,530	$179,200	$3	$8,449,726

Equity securities:
Financial	$50,776	$2,335	$3,072	$–	$50,039
Mutual fund	45,992	–	671	–	45,321
Government	51,210	–	–	–	51,210
Technology	1,689	8	158	–	1,539
Warrants	273	8	–	–	281
Total equity securities	$149,940	$2,351	$3,901	$–	$148,390

(1) Other debt obligations consist of other asset-backed securities and bank loans.

25

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
Available for sale	(In Thousands)
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$18,584	$588	$10	$–	$19,162
Obligations of government-sponsored enterprises	310,293	3,127	381	–	313,039
Corporate	2,250,927	131,801	10,455	–	2,372,273
Obligations of foreign governments	45,052	4,638	–	–	49,690
Municipal obligations	267,484	31,023	384	–	298,123
Commercial mortgage-backed	343,617	22,275	484	–	365,408
Residential mortgage-backed	419,202	25,229	69	2	444,360
Other mortgage-backed	140,747	5,948	68	–	146,627
Collateralized debt obligations	24,327	10,327	67	25	34,562
Other debt obligations(1)	1,389,218	49,484	14,706	6	1,423,990
Total bonds	$5,209,451	$284,440	$26,624	$33	$5,467,234

Equity securities:
Financial	$15,354	$900	$24	$–	$16,230
Mutual fund	71,368	200	766	–	70,802
Government	38,778	–	–	–	38,778
Technology	915	–	135	–	780
Industrial	2,700	241	11	–	2,930
Warrants	272	58	63	–	267
Total equity securities	$129,387	$1,399	$999	$–	$129,787

Held to maturity
Bonds:
Corporate	$26,564	$2,568	$3	$–	$29,129
Other debt obligations	531,890	–	–	–	531,890
Total held to maturity	$558,454	$2,568	$3	$–	$561,019

(1) Other debt obligations consist of other asset-backed securities and bank loans.

26

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2013, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value
	(In thousands)

Due in one year or less	$51,718	$51,792
Due after one year through five years	671,174	688,727
Due after five years through ten years	1,643,940	1,646,672
Due after ten years	2,109,236	2,087,815
Mortgage-backed securities and other asset-backed securities	3,986,331	3,974,720
	$8,462,399	$8,449,726

27

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2013 and 2012, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$537,626	$51,923	$–	$–	$537,626	$51,923
Obligations of government-sponsored enterprises	260,085	24,554	132	3	260,217	24,557
Corporate	1,118,910	39,614	4,875	142	1,123,785	39,756
Municipal obligations	132,969	8,126	–	–	132,969	8,126
Commercial mortgage-backed	310,023	28,290	–	–	310,023	28,290
Residential mortgage-backed	124,346	5,426	1,145	10	125,491	5,436
Collateralized debt obligations	30,152	470	–	–	30,152	470
Other debt obligations	537,008	8,338	205,112	12,307	742,120	20,645
Total bonds, available for sale	$3,051,119	$166,741	$211,264	$12,462	$3,262,383	$179,203

Total equity securities available for sale	$48,267	$3,350	$6,755	$551	$55,022	$3,901

28

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2012
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$2,728	$10	$–	$–	$2,728	$10
Obligations of government-sponsored enterprises	47,352	375	318	6	47,670	381
Corporate	388,551	6,505	40,351	3,950	428,902	10,455
Municipal obligations	4,638	384	–	–	4,638	384
Commercial mortgage-backed	13,947	456	760	28	14,707	484
Residential mortgage-backed	6,415	15	1,749	56	8,164	71
Other mortgage-backed	4,358	68	–	–	4,358	68
Collateralized debt obligations	180	67	26	25	206	92
Other debt obligations	80,280	1,150	242,079	13,562	322,359	14,712
Total bonds, available for sale	$548,449	$9,030	$285,283	$17,627	$833,732	$26,657

Total equity securities available for sale	$2,443	$98	$7,712	$901	$10,155	$999

Total bonds held to maturity	$–	$–	$778	$3	$778	$3

As of December 31, 2013, the Company held $3,262 million in available-for-sale fixed maturity securities with unrealized losses of $179.2 million. The Company’s available-for-sale portfolio consists of fixed maturity securities where 93% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 720 securities with a carrying value of $3,051.1 million and unrealized losses of $166.7 million. Of this portfolio, 92% were investment grade (rated AAA through BBB-) at December 31, 2013. For those securities that were in a continuous loss position greater than or equal to 12 months, the Company holds 34 securities with a carrying value of $211.3 million and unrealized losses of $12.5 million. Of this portfolio, 98% were investment grade (rated AAA through BBB-) at December 31, 2013. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2013. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

29

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

As of December 31, 2012, the Company held $834.0 million in available-for-sale fixed maturity securities with unrealized losses of $26.7 million. The Company’s available-for-sale portfolio consists of fixed maturity securities where 88% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company holds 180 securities with a carrying value of $548.0 million and unrealized losses of $9.1 million. Of this portfolio, 92% were investment grade (rated AAA through BBB-) at December 31, 2012. For those securities that were in a continuous loss position greater than or equal to 12 months, the Company holds 71 securities with a carrying value of $285.0 million and unrealized losses of $17.6 million. Of this portfolio, 76% were investment grade (rated AAA through BBB-) at December 31, 2012. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2012. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because the Company expected to recover our amortized cost, it was not the Company’s intent to sell the fixed maturity available-for-sale securities with unrealized losses, and it was not more likely than not that the Company would be required to sell these securities before recovery of the amortized cost, which may be maturity, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2013. The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and

30

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between the amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the noncredit portion is recognized in OCI.

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

The following table provides a rollforward of accumulated credit losses for fixed maturity securities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$(1,163)	$(497)	$(84)
Credit losses for which an other-than-temporary impairment was not previously recognized	(2,374)	(666)	(491)
Reduction for securities sold during the period or intended to be sold	44	–	82
Additional credit loss impairments on securities previously impaired	(37)	–	(4)
Balance at end of year	$(3,530)	$(1,163)	$(497)

31

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Interest on bonds, available for sale	$336,979	$283,426	$210,608
Interest on bonds, fair value option	7,547	2,545	–
Interest on intercompany notes	43,508	32,388	20,928
Dividends on equity securities	2,615	3,373	3,145
Dividends on equities, fair value option	33	–	–
Dividends on mutual funds	–	82	374
Interest on mortgage loans	15,816	2,774	421
Interest on mortgage loans, at fair value	7,117	3,831	–
Interest on policy loans	50,309	23,162	4,726
Interest on short-term investments	35,221	9,769	2,953
Other	7,723	18,707	38,557
Total investment income	506,868	380,057	281,712

Less:
Investment expenses	21,162	15,254	9,774
Ceded to reinsurer	15,637	6,911	–
Net investment income	$470,069	$357,892	$271,938

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Proceeds from sales	$434,043	$982,599	$1,096,595
Gross realized gains	82,132	35,637	14,955
Gross realized losses	5,715	3,835	1,836

32

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

During the year ended December 31, 2013, the Company sold held-to-maturity securities with a net carrying amount of $113.8 million, resulting in a gain of $76,000. This transaction impaired the Company’s ability to hold other held-to-maturity securities. As a result, all of the other held-to-maturity securities have been classified as available for sale, which caused the Company to recognize the unrealized gain/loss on the securities through OCI.

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of deferred policy acquisition costs and VOBA, consist of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Realized gains (losses), available for sale:
Bonds	$78,168	$32,135	$13,060
Equity securities	(1,751)	(333)	59
Other invested assets	8,225	1,354	(4)
Total net realized gains	84,642	33,156	13,115

Realized gains, fair value option:
Bonds	469	3	–

Impairments:
OTTI of available-for-sale bonds	(2,414)	(5,982)	(495)
Portion of OTTIs recognized in OCI	3	32	–
OTTI of other invested assets	–	–	(308)
Total impairments	(2,411)	(5,950)	(803)

Other gains (losses):
Synthetic bonds	1,919	5,631	(3,879)
Call options	112,147	5,259	(4,372)
Mutual funds	–	(62)	116
Bonds, fair value option	(12,968)	1,630	–
Mortgage loans, at fair value option	602	(759)	–
Equity securities, fair value option	(57)	–	–
Mutual funds, other than trading	–	–	590
Embedded derivative on reinsurance contracts	12,423	(706)	–
Total other gains (losses)	114,066	10,993	(7,545)
	196,766	38,202	4,767

Net ceded reinsurance gains	(469)	(3)	–
Related impact on deferred policy acquisition costs and VOBA	(1,883)	(4,826)	(979)
Net realized/unrealized gains	$194,414	$33,373	$3,788

33

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

During the year ended December 31, 2013, the Company recognized a gain of $64 million related to the transfer of assets to a related party in settlement of a funds withheld liability (see Note 9).

There were no outstanding agreements to sell securities at December 31, 2013.

At December 31, 2013 and 2012, the Company had securities and cash pledged with a market value of approximately $1,016 million and $859.0 million, respectively, as collateral in relation to its structured institutional products, for the line of credit with FHLB and the home office building (see Note 15).

At December 31, 2013 and 2012, the Company had securities and cash pledged with a market value of approximately $361.0 million and $598.0 million, respectively, as collateral in relation to its reinsurance agreements (see Note 9).

At December 31, 2013 and 2012, available-for-sale bonds with a carrying amount of $4.4 million and $4.3 million, respectively, were held in joint custody with the various state insurance departments to comply with statutory regulations.

Mortgage Loans

Mortgage loans consist of commercial and officer residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its first lien residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:

	2013	2012
	(In Thousands)

Commercial mortgage loans	$478,008	$184,286
Commercial mortgage loans, at fair value (amortized cost of $40,177 and $195,478 as of December 31, 2013 and 2012, respectively)	40,020	194,719
Residential mortgage loans	7,783	7,093
Total carrying cost	525,811	386,098
Valuation allowance	–	–
Net carrying value	$525,811	$386,098

34

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company periodically purchases mortgage loans as well as sells mortgage loans it has originated. The Company purchased $298,123,000 and sold $110,794,000 commercial mortgage loans during the year ended December 31, 2013. The Company purchased $184,570,000 and sold no commercial mortgage loans during the year ended December 31, 2012. The Company issued $1,376,000 and sold no residential mortgage loans during the year ended December 31, 2013. The Company issued $380,000 and sold no residential mortgage loans during the year ended December 31, 2012.

The commercial mortgage loan portfolio consists primarily of nonrecourse, fixed rate mortgages. Commercial mortgage loans represent a primary area of credit risk exposure.

The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:

	2013		2012
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
Middle Atlantic	$7,835	1%	$7,967	2%
New England	25,228	5	–	–
East North Central	98,520	19	63,551	17
West North Central	41,416	8	19,095	5
South Atlantic	85,785	16	15,912	4
East South Central	15,045	3	–	–
West South Central	82,250	16	75,663	20
Mountain	44,721	9	78,651	21
Pacific	117,228	23	118,166	31
Total	$518,028	100%	$379,005	100%

Property type distribution
Office	$73,375	14%	$67,233	18%
Retail	180,788	35	119,424	32
Industrial	72,505	14	4,136	1
Apartments	160,860	31	174,204	45
Hotel	23,000	5	–	–
Mixed use/other	7,500	1	14,008	4
Total	$518,028	100%	$379,005	100%

35

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The first lien residential mortgages are concentrated in the United States.

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by credit risk was as follows at December 31:

	2013	2012
	(In Thousands)

A– and above	$441,364	$353,978
BBB + thru BBB –	58,136	17,544
BB + thru BB –	18,528	7,483
B + and below	–	–
Total carrying value	$518,028	$379,005

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on nonaccrual status. All of the residential first lien mortgage loans were performing as of December 31, 2013 and 2012.

36

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Commercial and residential mortgage loans are placed on nonaccrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. There were no commercial or residential mortgage loans on nonaccrual status at December 31, 2013 and 2012, respectively.

The Company reviews the commercial mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2013 and 2012 on the commercial or residential mortgage portfolios.

Repurchase Agreements

The Company engages in reverse repurchase agreements to increase its return on investments and improve liquidity. Under reverse repurchase agreements, the Company purchases securities and agrees to sell substantially the same securities as those purchased. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2013 and 2012, the Company had $0 and $572,966,000, respectively, in reverse repurchase agreements.

The Company also enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $141,825,000 and $318,671,000 as of December 31, 2013 and 2012, respectively. The repurchase obligation was $127,535,000 and $304,570,000 as of

37

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

December 31, 2013 and 2012, respectively, and is included in repurchase agreements in the consolidated balance sheets. Accrued interest of $185,000 and $43,000 as of December 31, 2013 and 2012, respectively, was included in accrued investment income in the consolidated balance sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the reverse repurchase agreements are financially responsible and the counterparty risk is minimal as of December 31, 2013.

3. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. Derivative instruments are also used to change the characteristics of the Company’s asset/liability mix to be consistent with the Company’s risk management strategy. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.

The Company recognizes all derivative financial instruments, such as interest rate swaps, call options, and embedded derivatives in the consolidated financial statements at fair value, with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument.

The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of one-year or five-year call options on the applicable markets to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.

38

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.

The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

In addition, the Company has entered into two coinsurance with funds withheld arrangements, one with Guggenheim Life and Annuity Company (GLAC), a related party, and one with an unrelated party (see Note 9). There is also one coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld liability has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld liability is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the variable annuity product.

The fair value of interest rate swaps is included in other liabilities in the consolidated balance sheets. The fair value of the equity call options is included in call options in the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values in the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangements and coinsurance agreement is included in the reinsurance derivative asset in the consolidated balance sheets.

39

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.

The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options failed completely to perform according to the terms of the contracts as of December 31 are as follows:

			2013
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclay’s	A-	A3	$ 371,700	$ 12,213
Bank of America	A-	Baa2	759,200	20,390
JP Morgan	A	A3	970,600	39,821
Morgan Stanley	A-	Baa2	1,434,800	71,820
Royal Bank of Scotland	BBB+	Baa1	2,491,300	185,040
Societe Generale	A	A2	1,569,000	74,337
			$7,596,600	$ 403,621

			2012
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclay’s	A+	A1	$ 88,250	$ 1,239
Bank of America	A	A3	865,500	15,759
JP Morgan	A+	NR	912,200	14,829
Royal Bank of Scotland	A-	Baa1	988,100	95,747
Societe Generale	A	A2	480,350	7,587
			$3,334,400	$ 135,161

40

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

Collateral posted by counterparties at December 31, 2013 and 2012, applicable to derivative instruments, was $195,141,000 and $33,580,000, respectively, and is reflected in the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected in the consolidated balance sheets in other liabilities. In addition, the Company has entered into a tri-party arrangement with a counterparty, whereby collateral is posted to and held by a third party. At December 31, 2013 and 2012, collateral posted by the counterparty under the tri-party arrangement was $184,252,000 and $94,419,000, respectively, which is not reflected in the consolidated financial statements.

The Company has entered into fixed-to-float interest rate swaps which are contracts with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based on London Interbank Offered Rate (LIBOR). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. The Company uses interest rate swaps to effectively modify fixed rate bonds into floating rate investments based on LIBOR.

Details regarding the interest rate swaps as of December 31 are as follows:

				2013
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				(In Thousands)

JP Morgan	12/02/2020	0.25%	2.618%	$ 10,000	$ 125

				2012
Counterparty	Maturity Date	Pay Rate	Receive Rate	Notional Amount	Fair Value
				(In Thousands)

JP Morgan	9/30/2013	4.805%	0.362%	$ 5,000	$ (163)
JP Morgan	10/1/2013	4.654%	0.360%	6,000	(186)
				$ 11,000	$ (349)

41

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities in the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2013	2012	2013	2012
	(In Thousands)

Interest rate swaps	$125	$–	$–	$349
Call options	403,621	135,161	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	9,077	17,317
Fixed index annuity contracts	–	–	678,552	265,635
Reinsurance contract	15,203	4,437	–	–
Total derivative financial instruments	$418,949	$139,598	$687,629	$283,301

The Company’s derivative financial instruments are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. The changes in the market value of the interest rate swaps are included in net investment income on the consolidated statements of operations. The changes in the market value of the call options are included in net realized/unrealized gains (losses) in the consolidated statements of operations. The changes in the market value of the embedded derivatives for the GMWB and GMAB reserves and fixed index annuity contracts are included in interest credited to account balances in the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld arrangement is included in net realized/unrealized gains (losses) in the consolidated statements of operations. The change in the fair value of the embedded derivative within the coinsurance arrangement is included in interest credited to account balances in the consolidated statements of operations.

42

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Interest rate swaps	$(1,431)	$460	$464
Call options	112,147	5,259	(4,372)
Embedded derivatives:
GMWB and GMAB reserves	8,240	855	(1,871)
Fixed index annuity contracts	(85,130)	42,398	(3,602)
Reinsurance contract	10,766	(753)	78
Total change in derivative financial instruments	$44,592	$48,219	$(9,303)

4. Deferred Policy Acquisition Costs

The following table summarizes the components of deferred policy acquisition costs as of December 31:

	2013	2012
	(In Thousands)

Deferred policy acquisition costs	$339,223	$67,933
Unearned premium liability	(1,969)	(2,324)
Deferred selling commissions	1,556	1,244
Balance at end of year	$338,810	$66,853

43

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$67,933	$91,363	$5,042
Cost deferred	275,314	73,860	90,433
Imputed interest	6,862	3,346	3,649
Amortized to expense	(68,966)	(31,678)	(6,317)
Effect of realized gain	(1,611)	(3,373)	(437)
Effect of unrealized loss (gain)	59,691	(34,530)	(1,007)
Effects of reinsurance agreement (see Note 9)	–	(31,055)	–
Balance at end of year	$339,223	$67,933	$91,363

The Company would have deferred costs of $86,243,000 for the year ended December 31, 2012, based on assumptions utilized prior to the adoption of ASU 2010-26.

As a result of the coinsurance agreement entered into on December 31, 2012 (see Note 9), the Company recorded an unearned premium liability in the amount of $2,324,000, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets.

An analysis of the unearned premium liability and associated amortization is presented below for the years ended December 31:

	2013	2012
	(In Thousands)

Balance at beginning of year	$(2,324)	$–
Unearned premium liability	–	(2,324)
Amortized to expense	355	–
Balance at end of year	$(1,969)	$(2,324)

44

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$1,244	$799	$250
Costs deferred	624	652	649
Amortized to expense	(312)	(207)	(100)
Balance at end of year	$1,556	$1,244	$799

5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$303,199	$86,828	$–
Costs deferred	348,382	229,657	85,684
Imputed interest	11,917	6,375	–
(Amortized) accreted to expense	(51,916)	(18,385)	1,144
Effects of reinsurance agreement (see Note 9)	–	(1,276)	–
Balance at end of year	$611,582	$303,199	$86,828

45

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

6. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Balance at beginning of year	$33,224	$44,405	$53,792
Interest imputed	1,995	2,642	3,056
Amortized to expense	(5,949)	(7,477)	(7,968)
Effect of realized gain	(272)	(1,453)	(542)
Effect of unrealized loss (gain)	6,590	(4,893)	(3,933)
Balance at end of year	$35,588	$33,224	$44,405

The weighted average amortization period is 21 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2014	$3,522
2015	2,932
2016	2,670
2017	2,539
2018	2,463

46

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):

	Pre-Tax	Tax	After-Tax
Other comprehensive income for the year ended December 31, 2011:
Unrealized gains on available-for-sale securities	$82,509	$(27,685)	$54,824
Reclassification adjustment for gains included in net income	(12,136)	4,089	(8,047)
OTTI losses recognized in earnings	803	(173)	630
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(5,919)	2,072	(3,847)
Total other comprehensive income for the year ended December 31, 2011	$65,257	$(21,697)	$43,560

Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$218,570	$(69,868)	$148,702
Reclassification adjustment for gains included in net income	(28,330)	9,670	(18,660)
OTTI losses recognized in earnings	5,982	(2,094)	3,888
OTTI losses recognized in other comprehensive income	(32)	11	(21)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	(44,249)	15,487	(28,762)
Policy reserves and annuity account values	(22,571)	7,900	(14,671)
Total other comprehensive income for the year ended December 31, 2012	$129,370	$(38,894)	$90,476

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(192,860)	$63,603	$(129,257)
Unrealized gains on securities transferred from held to maturity to available-for-sale	2,565	(898)	1,667
Reclassification adjustment for gains included in net income	(84,643)	29,176	(55,467)
OTTI losses recognized in earnings	2,414	(845)	1,569
OTTI losses recognized in other comprehensive income	(3)	1	(2)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs and value of business acquired	66,281	(23,198)	43,083
Policy reserves and annuity account values	39,888	(13,961)	25,927
Total other comprehensive loss for the year ended December 31, 2013	$(166,358)	$53,878	$(112,480)

47

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available-for-Sale Securities
(In Thousands)

Accumulated other comprehensive loss at January 1, 2011	$(1,545)
Other comprehensive income before reclassifications	50,977
Amounts reclassified from accumulated other comprehensive income(1)	(7,417)
Accumulated other comprehensive income at December 31, 2011	42,015

Other comprehensive income before reclassifications	105,248
Amounts reclassified from accumulated other comprehensive income(1)	(14,772)
Accumulated other comprehensive income at December 31, 2012	132,491

Other comprehensive loss before reclassifications	(58,582)
Amounts reclassified from accumulated other comprehensive income(1)	(53,898)
Accumulated other comprehensive income at December 31, 2013	$20,011

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized (losses) gains and income tax expense in the consolidated statements of operations.

48

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

8. Employee Benefit Plans

Certain employees of the Company were covered by a qualified, noncontributory, defined-benefit pension plan sponsored by SBC and certain of its related parties. Benefits are based on years of service and an employee’s highest average compensation over a period of five consecutive years during the last ten years of service. During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company provided a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contribution was paid over a five-year period from 2007 to 2012. The transition period ended June 30, 2012.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $801,000, $810,000, and $763,000 for the years ended December 31, 2013, 2012, and 2011, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

Incentive compensation expense amounted to $7,094,000, $6,570,000, and $5,002,000 for the years ended December 31, 2013, 2012, and 2011, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

49

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

9. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance assumed:
Premiums received	$38,253	$41,812	$19,374
Commissions paid	$3,294	$16,075	$2,039
Claims paid	$9,129	$6,003	$4,346
Surrenders paid	$102,582	$93,176	$95,866

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)
Reinsurance ceded:
Premiums paid	$136,722	$54,912	$31,015
Commissions received	$7,431	$17,093	$3,319
Claim recoveries	$74,221	$23,390	$25,170
Surrenders recovered	$250,754	$126,279	$122,738

Effective August 1, 2012, the Company entered into a coinsurance agreement with an unrelated party for certain individual fixed annuity contracts having reserves of $494.5 million. At the same time, the Company entered into an indemnity retrocession agreement through a coinsurance funds withheld agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual fixed annuity contracts that the Company has coinsured. Under the agreement with GLAC, the Company established a funds withheld liability of $494.5 million at the inception of the contract. In addition, the coinsurance agreement provided for a ceding commission of $12.5 million to the Company, which was also ceded to GLAC.

50

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

In addition, on August 1, 2012, the Company entered into an assumption agreement to assume the previously mentioned fixed annuity contracts. As of December 31, 2012, none of the fixed annuity contracts had been assumed under the assumption agreement. The fixed annuity contracts will continue to be covered under the indemnity retrocession agreement with GLAC once the contracts are assumed under the assumption agreement. As of December 31, 2013, fixed annuity contracts having reserves of $263.8 million were assumed under the assumption agreement.

The Company has ceded reserves with GLAC of $533,389,000 and $523,319,000 as of December 31, 2013 and 2012, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.

Effective December 31, 2012, the Company ceded, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million with Heritage Life Insurance Company (Heritage), a related party. The Company recorded an unearned premium liability of $2.3 million, which is being amortized over the estimated life of the business reinsured, in relation to estimated gross profits (see Note 4). Under this coinsurance agreement, the Company established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, were transferred to the reinsurer. The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.

The Company has ceded reserves with Heritage of $1,688.9 million and $1,725.6 million as of December 31, 2013 and 2012, respectively. These are recorded in policy reserve liability on the consolidated balance sheets. The Company received $2,676,000 in administration fees from Heritage for the year ended December 31, 2013. These fees are included in other income on the consolidated statements of operations.

Effective December 31, 2013, the Company entered into an indemnity reinsurance agreement with an unrelated party for certain guaranteed benefits on individual fixed annuity contracts. This agreement does not meet risk transfer for GAAP purposes and will be accounted for under deposit accounting.

As of December 31, 2013 and 2012, the value of the Company’s funds withheld liability under all its reinsurance agreements was $345.7 million and $2,212.1 million, respectively.

51

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

At December 31, 2013 and 2012, the Company had receivables totaling $2,767.8 million and $2,780.2 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2013 and 2012 was $2,795.8 million and $2,944.9 million, respectively.

10. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. As part of these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to variable annuity contract holders are GMDB, GMAB, GMWB, and GMIB.

GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types on its variable annuity products:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract, less any reductions due to partial withdrawals.

•
Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder’s age specified birthday (this age varies by product), adjusted for withdrawals.

•
Roll-up death benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

52

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•
Enhanced death benefit provides the greater of a return of premium death benefit or the contract value, plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

•	Combo death benefit provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Return of premium	$1,832	$25	64	$1,764	$36	63
Reset	138	1	56	123	1	56
Roll-up	187	53	67	183	68	66
Step-up	3,910	62	65	3,524	99	64
Combo	138	24	70	139	37	70
Subtotal	6,205	165	64	5,733	241	64

Enhanced	9	–	68	6	–	66
Total GMDB	$6,214	$165	64	$5,739	$241	64

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $20,678,000 and $19,381,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $10,343,000 and $8,244,000, respectively. The liability for GMWBs and GMABs on variable annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $5,590,000 and $12,174,000, respectively.

53

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, GMAB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as other benefits. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves on the variable annuity products as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate is 7.69% for 2013 and 8.5% for 2012.

•	Long-term equity volatility is 16.5%.

•	Long-term bond volatility is 4.5%.

•	Mortality is 89% of the Annuity 2000 table for 2013 and 65% for 2012.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

54

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The following assumptions were used to determine the GMWB and GMAB reserves on the variable annuity products classified under ASC 820 as of December 31, 2013 and 2012:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 89% of the Annuity 2000 table in 2013 and 65% in 2012.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•
Current volatility surface (3 months to 5 years) of 14% graded to 27% at year 5 for 2013 and 17% graded to 24% at year 5 for 2012, and graded to the long-term average of 45% at end of projection year 60 for 2013 and 18% at end of projection year 60 for 2012.

•	Discount rate used is the current swap curve, plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

The GLWB associated with the fixed index annuity provides guaranteed lifetime periodic withdrawals to the contract holder. The annual withdrawal amount guaranteed is based on a specified percentage of the GLWB benefit base. The following assumptions were used to determine the GLWB benefit base:

•
The GLWB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed roll-up rate or fixed roll-up rate plus the credited rate, adjusted for non-GLWB withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 85 and may be extended for another 10 years up to attained age 85 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

•	The roll-up stops when the GLWB lifetime withdrawals start.

•	The specified withdrawal percentage is based on the attained age of the contract holder on the start date of the GLWB lifetime withdrawals.

55

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The GMDB associated with the fixed index annuity provides a minimum death benefit equal to the lesser of the GMDB benefit base or 300% of premium deposits adjusted for withdrawals. The GMDB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at a fixed roll-up rate plus the credited rate, adjusted for withdrawals and additional deposits. The roll-up term of the benefit base is the lesser of 10 years or attained age 80, but no less than 5 years. The roll-up may be extended for another 10 years up to attained age 80 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account at December 31:

	2013			2012
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk		Weighted-Average Attained Age
	(Dollars in Millions)

Rollup GMDB	$538	$11	70	$237	$	−	70

The liability for GLWB on the fixed index annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $122,408,000 and $56,280,000, respectively, and the liability for GMDB on the fixed index annuity contracts reflected in the general account as of December 31, 2013 and 2012 was $2,922,000 and $770,000, respectively. These liabilities are included in policy reserves and annuity account values on the consolidated balance sheets.

The following assumptions were used to determine the GLWB reserves on the fixed index annuity product as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 16.5%.

•	Long-term bond volatility is 4.5%.

•	Mortality is 80% of the Annuity 2000 table.

56

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•	Discount rate is the credited rate before the exhaustion of account value and is the general account gross earned rate net of investment expense after the exhaustion of account value.

•	Lapse rates vary by duration.

The following assumptions were used to determine the GMDB reserves on the fixed index annuity product as of December 31, 2013 and 2012:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 16.5%.

•	Long-term bond volatility is 4.5%.

•	Mortality is 100% of the Annuity 2000 table.

•	Discount rate is equivalent to the credited rate.

•	Lapse rates vary by duration.

11. Income Taxes

For the years ended December 31, 2013, 2012, and 2011, the Company filed separate federal income tax returns from SBC. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2010. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, VOBA, and unrealized capital gains and losses on bonds available for sale.

57

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

As of December 31, 2013 and 2012, the Company has $14.0 million and $1.5 million, respectively, of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest expense for unrecognized tax benefits of $0, $269,000, and $0 for the years ended December 31, 2013, 2012, and 2011, respectively. The Company recorded a liability of $364,000 and $364,000 at December 31, 2013 and 2012, respectively, which is included in the gross unrecognized tax benefits.

Income tax expense consists of the following for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Current tax expense	$28,243	$91,335	$6,905
Deferred tax expense (benefit)	26,781	(55,490)	16,038
Income tax expense	$55,024	$35,845	$22,943

From a tax return perspective, the Company has $236.5 million of operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these net operating carryforwards is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the net operating loss carryforwards.

The Company also has net operating loss carryforwards in multiple states of approximately $5.0 million that will expire between 2014 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.

58

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended December 31:

	2013	2012	2011
	(In Thousands)

Federal income tax expense computed at statutory rate	$62,758	$52,657	$42,568
Increases (decreases) in taxes resulting from:
Valuation allowance	(28,529)	(16,644)	(12,590)
Dividends received deduction	(4,163)	(3,317)	(3,540)
Credits	(554)	(473)	(473)
Change in uncertain tax positions	25,587	3,900	−
Prior period adjustments	(1,384)	226	(1,967)
Other	1,309	(504)	(1,055)
Income tax expense	$55,024	$35,845	$22,943

“Credits” in the above table primarily result from foreign tax credits. “Other” in the table above includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

59

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2013	2012
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$436,084	$225,077
Net operating loss	396	352
Loss carryforward	69,133	81,813
Deferred loss on investments	13,404	34,792
Credit carryover	6,818	6,292
Net unrealized capital loss on investments	11,751	–
Other	4,106	9,358
Total deferred income tax assets	541,692	357,684
Valuation allowance	(100,260)	(128,789)
Net deferred income tax assets	441,432	228,895

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales inducement costs	310,268	114,492
Value of business acquired	12,456	11,628
Net unrealized capital gain on investments	–	77,726
Net unrealized gain on call options	27,560	1,015
Depreciation	35,168	7,924
Deferred gain on investments	7,687	9,142
Commission accrual	11,703	2,583
Other	17,132	12,024
Total deferred income tax liabilities	421,974	236,534
Net deferred income tax asset (liabilities)	$19,458	$(7,639)

The oldest carryover will expire in 2022 and relates to low-income housing tax credits.

60

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2013 and 2012, the Company recorded a $69.1 million and $81.8 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2013 and 2012, the Company recorded a valuation allowance of $4.3 million and $17.2 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2013 and 2012, the Company established a valuation allowance of $26.8 million and $29.7 million, respectively, against unrealized built-in losses that are limited under IRC Section 382.

12. Intangible Assets

An analysis of intangible asset balances is presented below for the periods presented:

	Trademarks, Trade Names, and Licenses	Developed Technology	Total
	(In Thousands)

Balance at January 1, 2011	$2,500	$458	$2,958
Amortization	–	(100)	(100)
Balance at December 31, 2011	2,500	358	2,858
Amortization	–	(100)	(100)
Balance at December 31, 2012	2,500	258	2,758
Amortization	–	(100)	(100)
Balance at December 31, 2013	$2,500	$158	$2,658

61

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

12. Intangible Assets (continued)

The following summarizes amortizable intangible assets as of December 31:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In Thousands)

Developed technology	$500	$342	$500	$242
Total	$500	$342	$500	$242

Intangible assets subject to amortization include developed technology. Intangible assets not subject to amortization include licenses related to the Company’s insurance and annuity business. The intangible asset subject to amortization is being amortized straight-line over five years. Impairment of intangible assets is evaluated annually. There were no impairments for the years ended December 31, 2013, 2012, and 2011.

The expected future amortization schedule for the next two years for developed technology based on current assumptions is expected to be as follows (in thousands):

2014	$100
2015	58

13. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents, certain equity securities and certain separate account assets.

62

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data, certain options that are model-priced by vendors using inputs that are observable and certain equity securities.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include options that are model-priced by brokers using inputs that are not observable, private placements, structured products, synthetic bonds, certain equity securities, certain short-term investments, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs and certain separate account assets. Level 3 liabilities include interest rate swaps and embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

63

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Cash equivalents

Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. Fair values for the repurchase agreements are based on quoted market prices, if available. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and the reviews are consistent with the fixed maturities process.

Fixed Maturities

Fixed maturities include bonds, synthetic securities, and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisor, Guggenheim Partners Investment Management, LLC (GPIM), to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity securities

Equity securities include common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

64

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Mortgage loans

Mortgage loans include commercial mortgage loans, for which the Company elected the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include short-term notes with related and unrelated parties. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Levels 2 and 3.

Call options

Certain fair values of options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable market assumptions, which are included in Level 3.

Separate account assets

Separate account assets include equity securities and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. For 2012, the fair value of the investments in partnerships and private notes within the separate accounts was determined through redemption value of the partnership interests determined by the manager of the investment. For 2013, the fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and trade data and through the manager’s representation of the fair value of underlying assets all unobservable in the market. The investments in private notes and partnerships are reflected in Level 3.

65

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Interest rate swaps

Fair values of the Company’s interest rate swaps are determined based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions. These assets/liabilities are included in Level 3.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Embedded derivatives – Fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the

66

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present categories reported at fair value on a recurring basis as follows:

	December 31, 2013
	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,856,945	$1,856,945	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	560,385	–	560,385	–
Obligations of government-sponsored enterprises	587,928	–	580,378	7,550
Corporate	3,783,787	–	2,759,641	1,024,146
Obligations of foreign governments	2,791	–	2,791	–
Municipal obligations	335,157	–	335,157	–
Commercial mortgage-backed	585,111	–	444,521	140,590
Residential mortgage-backed	228,142	–	226,739	1,403
Collateralized debt obligations	50,544	–	13,009	37,535
Other debt obligations	2,551,388	–	898,808	1,652,580
Synthetic bonds	8,463	–	–	8,463
Total bonds	8,693,696	–	5,821,429	2,872,267
Equity securities:
Financial	50,982	–	48,432	2,550
Mutual fund	45,321	45,321	–	–
Government	51,210	–	50,250	960
Technology	1,539	–	9	1,530
Warrants	281	–	–	281
Total equity securities	149,333	45,321	98,691	5,321

Mortgage loans, at fair value	40,020	–	–	40,020
Short-term investments	848,359	–	505,297	343,062
Call options	403,621	–	173,546	230,075
Interest rate swaps	125	–	–	125
Reinsurance derivative asset	15,203	–	–	15,203
Separate account assets	5,536,191	4,505,347	–	1,030,844
Total assets	$17,543,493	$6,407,613	$6,598,963	$4,536,917

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,077	$–	$–	$9,077
Fixed index annuity contracts	678,552	–	–	678,552
Total liabilities	$687,629	$–	$–	$687,629

67

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	December 31, 2012
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$1,280,085	$1,280,085	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	19,162	–	19,162	–
Obligations of government-sponsored enterprises	313,039	–	313,039	–
Corporate	2,609,423	–	1,803,902	805,521
Obligations of foreign governments	49,690	–	49,690	–
Municipal obligations	298,123	–	298,123	–
Commercial mortgage-backed	365,408	–	267,771	97,637
Residential mortgage-backed	444,360	–	439,572	4,788
Other mortgage-backed	146,627	–	142,337	4,290
Collateralized debt obligations	34,562	–	3,999	30,563
Other debt obligations	1,430,061	–	508,428	921,633
Synthetic bonds	11,377	–	–	11,377
Total bonds	5,721,832	–	3,846,023	1,875,809
Equity securities:
Financial	16,230	–	15,771	459
Mutual fund	70,802	70,802	–	–
Government	38,778	–	–	38,778
Technology	780	–	780	–
Industrial	2,930	–	–	2,930
Warrants	267	–	–	267
Total equity securities	129,787	70,802	16,551	42,434

Mortgage loans, at fair value	194,719	–	–	194,719
Short-term investments	5,071	–	–	5,071
Call options	135,161	–	25,058	110,103
Reinsurance derivative asset	4,437	–	–	4,437
Separate account assets	5,020,896	4,095,676	–	925,220
Total assets	$12,491,988	$5,446,563	$3,887,632	$3,157,793

Liabilities:
Interest rate swaps	$349	$–	$–	$349
Embedded derivatives:
GMWB and GMAB reserves	17,317	–	–	17,317
Fixed index annuity contracts	265,635	–	–	265,635
Total liabilities	$283,301	$–	$–	$283,301

68

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2013 is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$–	$(112)	$(64)	$7,726	$–	$7,550	$–
Corporate	805,521	1,374	(1,948)	217,051	2,148	1,024,146	(532)
Commercial mortgage-backed	97,637	1,137	(11,618)	55,196	(1,762)	140,590	22
Residential mortgage-backed	4,788	76	60	(3,524)	3	1,403	–
Other mortgage-backed	4,290	–	68	(4,358)	–	–	–
Collateralized debt obligations	30,563	3,403	(8,953)	11,754	768	37,535	(116)
Other debt obligations	921,633	3,950	6,450	103,786	616,761	1,652,580	(58)
Synthetic bonds	11,377	1,017	–	(3,931)	–	8,463	–
Total bonds	1,875,809	10,845	(16,005)	383,700	617,918	2,872,267	(684)

Equities:
Financial	459	(340)	2,031	400	–	2,550	–
Government	38,778	–	–	12,432	(50,250)	960	–
Technology	–	–	(147)	1,677	–	1,530	–
Industrial	2,930	(671)	(181)	(2,078)	–	–	(1,011)
Warrants	267	–	14	–	–	281	–
Total equities	42,434	(1,011)	1,717	12,431	(50,250)	5,321	(1,011)
Mortgage loans, at fair value	194,719	(770)	–	(153,929)	–	40,020	602
Short-term investments	5,071	(1,256)	37	339,210	–	343,062	(1,869)
Call options	110,103	56,093	–	63,879	–	230,075	4,474
Interest rate swap	–	(113)	–	238	–	125	(113)
Reinsurance derivative asset	4,437	10,766	–	–	–	15,203	–
Separate account assets(2)	925,220	38,874	–	66,750	–	1,030,844	–
Total assets	$3,157,793	$113,428	$(14,251)	$712,279	$567,668	$4,536,917	$1,399

69

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2013	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2013	(Losses) in Net Income for Positions Still Held
	(In Thousands)

Liabilities:
Interest rate swaps	$349	$(349)	$–	$–	$–	$–	$–
Embedded derivatives:
GMWB and GMAB reserves	17,317	(8,240)	–	–	–	9,077	–
Fixed index annuity contracts	265,635	85,130	–	327,787	–	678,552	–
Total liabilities	$283,301	$76,541	$–	$327,787	$–	$687,629	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

70

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Obligations of government-sponsored enterprises	$9,372	$–	$1,646	$–	$7,726
Corporate	975,646	–	758,595	–	217,051
Commercial mortgage-backed	124,758	–	69,562	–	55,196
Residential mortgage-backed	–	–	3,524	–	(3,524)
Other mortgage-backed	–	–	4,358	–	(4,358)
Collateralized debt obligations	49,782	–	38,028	–	11,754
Other debt obligations	856,412	–	752,626	–	103,786
Synthetic bonds	–	–	3,931	–	(3,931)
Total bonds	2,015,970	–	1,632,270	–	383,700

Equities:
Financial	400	–	–	–	400
Government	13,567	–	1,135	–	12,432
Technology	–	–	(1,677)	–	1,677
Industrial	271	–	2,349	–	(2,078)
Warrants	331	–	331	–	–
Total equities	14,569	–	2,138	–	12,431

Mortgage loans, at fair value	–	–	153,929	–	(153,929)
Short-term investments	574,144	–	234,934	–	339,210
Call options	140,295	–	3,988	72,428	63,879
Interest rate swap	238	–	–	–	238
Separate account assets	–	347,895	–	281,145	66,750
Total assets	$2,745,216	$347,895	$2,027,259	$353,573	$712,279

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$331,737	$–	$3,950	$327,787
Total liabilities	$–	$331,737	$–	$3,950	$327,787

71

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2012 is as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2012	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2012	(Losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Bonds:
Corporate	$291,441	$(5,282)	$7,467	$527,570	$(15,675)	$805,521	$2,185
Commercial mortgage-backed	24,351	–	2,652	59,052	11,582	97,637	2,652
Residential mortgage-backed	11,127	–	(150)	(5,262)	(927)	4,788	(150)
Other mortgage-backed	7,391	–	(68)	3,608	(6,641)	4,290	(68)
Collateralized debt obligations	23,685	631	4,257	(3,260)	5,250	30,563	4,888
Other debt obligations	758,732	6,624	10,620	187,780	(42,123)	921,633	17,244
Synthetic bonds	23,078	3,063	–	(14,764)	–	11,377	3,063
Total bonds	1,139,805	5,036	24,778	754,724	(48,534)	1,875,809	29,814

Equities:
Financial	483	–	(24)	–	–	459	(24)
Government	66,568	–	–	(27,790)	–	38,778	–
Industrial	–	–	230	2,700	–	2,930	230
Warrants	–	–	(5)	272	–	267	(5)
Total equities	67,051	–	201	(24,818)	–	42,434	201
Mortgage loans, at fair value	–	(759)	–	195,478	–	194,719	(759)
Short-term investments	5,279	7	(360)	145	–	5,071	(353)
Call options	4,078	(2,593)	–	108,618	–	110,103	(2,593)
Reinsurance derivative asset	5,190	(753)	–	–	–	4,437	(753)
Separate account assets(2)	–	–	–	925,220	–	925,220	–
Total assets	$1,221,403	$938	$24,619	$1,959,367	$(48,534)	$3,157,793	$25,557

Liabilities:
Interest rate swaps	$809	$(460)	$–	$–	$–	$349	$–
Embedded derivatives:
GMWB and GMAB reserves	18,172	(855)	–	–	–	17,317	–
Fixed index annuity contracts	109,530	(42,398)	–	198,503	–	265,635	–
Total liabilities	$128,511	$(43,713)	$–	$198,503	$–	$283,301	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

72

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2012 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Bonds:
Corporate	$575,512	$–	$(47,942)	$–	$527,570
Commercial mortgage-backed	59,490	–	(438)	–	59,052
Residential mortgage-backed	–	–	(5,262)	–	(5,262)
Other mortgage-backed	4,358	–	(750)	–	3,608
Collateralized debt obligations	12,418	–	(15,678)	–	(3,260)
Other debt obligations	351,812	–	(164,032)	–	187,780
Synthetic bonds	16,282	–	(31,046)	–	(14,764)
Total bonds	1,019,872	–	(265,148)	–	754,724

Equities:
Government	9,624	–	(37,414)	–	(27,790)
Industrial	2,700	–	–	–	2,700
Warrants	272	–	–	–	272
Total equities	12,596	–	(37,414)	–	(24,818)

Mortgage loans, at fair value	198,202	–	(2,724)	–	195,478
Short-term investments	5,354	–	(5,209)	–	145
Options	117,655	–	–	(9,037)	108,618
Separate account assets	–	925,220	–	–	925,220
Total assets	$1,353,679	$925,220	$(310,495)	$(9,037)	$1,959,367

Liabilities:
Embedded derivatives:
Fixed index annuity contracts	$–	$203,123	$–	$(4,620)	$198,503
Total liabilities	$–	$203,123	$–	$(4,620)	$198,503

73

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2013 are as follows:

	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	Into Level 2	Into Level 3	Into Level 1	Into Level 3	Into Level 1	Into Level 2
	(In Thousands)
Assets:
Bonds:
Corporate	$–	$–	$–	$16,999	$–	$14,851
Commercial mortgage-backed	–	–	–	–	–	1,762
Residential mortgage-backed	–	–	–	3	–	–
Collateralized debt obligations	–	–	–	768	–	–
Other debt obligations	–	–	–	644,539	–	27,778
Total bonds	–	–	–	662,309	–	44,391

Equities:
Government	–	–	–	–	–	50,250

Total Assets	$–	$–	$–	$662,309	$–	$94,641

Transfers of assets and liabilities measured at fair value on a recurring basis between hierarchy levels for the year ended December 31, 2012 are as follows:

	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out	Transfers Out
	of Level 1	of Level 1	of Level 2	of Level 2	of Level 3	of Level 3
	Into Level 2	Into Level 3	Into Level 1	Into Level 3	Into Level 1	Into Level 2
	(In Thousands)
Assets:
Bonds:
Corporate	$–	$–	$–	$20,638	$–	$36,313
Commercial mortgage-backed	–	–	–	11,582	–	–
Residential mortgage-backed	–	–	–	6,903	–	7,830
Other mortgage-backed	–	–	–	–	–	6,641
Collateralized debt obligations	–	–	–	5,250	–	–
Other debt obligations	–	–	–	39,159	–	81,282
Total bonds	$–	$–	$–	$83,532	$–	$132,066

74

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

During 2013 and 2012, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

The transfers between levels are determined as of the end of the period for which the transfer is completed.

75

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Quantitative Information About Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs are not developed internally, which primarily consist of those valued using broker quotes.

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$701,600	Discounted cash flow	Credit spread	74 – 1,409 [415] basis points (bps)
	7,039	Discounted cash flow	Discount rate	0.0% – 22.75% [10.05%]
	2,410	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	3.5x – 17.3x [12.0x]
	45	Stale price	Trade price / vendor price	.0001 – 2.50 [2.50]
	5,000	See Note (5)		100 bps
Commercial mortgage-backed	5,252	Discounted cash flow	Credit spread	495 – 1,407 [627] bps
Residential mortgage-backed	1,403	Odd lot discount	Discount rate	0.067% – 5.0% [4.80%]
Collateralized debt obligations	768	Discounted cash flow	Credit spread	148 [148] bps
Other debt obligations	945,637	Discounted cash flow	Credit spread	184 – 1483 [330] bps
	135,995	Modified discounted cash flow	Credit spread	300 – 750 [396] bps
Synthetic bonds	8,463	Discounted cash flow	Credit spread	228 bps
Total bonds	1,813,612
Equity securities:
Government	960	See Note (3)
Warrants	281	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.5x – 11.5x [7.5x]
Total equity securities	1,241
Mortgage loans, at fair value	40,020	Discounted cash flow	Credit spread	290 – 640 [444] bps
Short-term investments	8,562	Discounted cash flow	Discount rate	4.34% – 7.3% [5.58%]
	312,500	Stale price	Par
Reinsurance derivative asset	15,203	See Note (1)
Separate account assets	1,030,844	Revenue Multiples	Projected revenues	3.5 – 4.0x
		Discounted cash flow	Discount rate	386 – 850bps
		Stale price	Par
		See Note (4)
Total assets	$3,221,982	See Note (2)

76

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2013
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,077	Discounted cash flow	Own credit spread	1.44%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	678,552	Discounted cash flow	Own credit spread	1.44%
			Risk margin	0.12% – 0.16%
Total liabilities	$687,629

	As of December 31, 2012
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Bonds:
Corporate	$501,917	Discounted cash flow	Credit spread	162 – 650 [452] basis points (bps)
	3,839	Discounted cash flow	Discount rate	2.4% – 10.0% [4.1%]
Commercial mortgage-backed	28,511	Discounted cash flow	Credit spread	522 – 1369 [655] bps
Residential mortgage-backed	4,788	Odd lot discount	Discount rate	0.4% – 5.0% [1.7%]
Collateralized debt obligations	4,227	Discounted cash flow	Credit spread	1049 – 1217 [1118] bps
	575	Stale price	Broker mark	11.50
Other debt obligations	431,706	Discounted cash flow	Credit spread	230 – 1841 [385] bps
	13,896	Discounted cash flow	Discount rate	4.0% – 11.7% [6.1%]
	50	Distressed pricing	Liquidation level	See Note (4)
	8,504	Stale price	Trade price	100.00
	26	Stale price	Vendor price	99.77
Synthetic bonds	3,931	Discounted cash flow	Credit spread	282 bps
Total bonds	1,001,970
Equity securities:
Financial	459	Discounted cash flow	Discount rate	15.8%
Government	38,778	See Note (3)
Industrial	852	Discounted cash flow	Discount rate	36.9%
	400	Stale price	Trade price	13.32
Warrants	267	Discounted cash flow	Earnings before interest, taxes, depreciation and amortization multiple	7.4x
Total equity securities	40,756
Mortgage loans, at fair value	194,719	Discounted cash flow	Credit spread	260 – 765 [411] bps
Short-term investments	5,072	Discounted cash flow	Discount rate	7.3% – 47.1% [17.8%]
Reinsurance derivative asset	4,437	See Note (1)
Separate account assets	925,220	See Note (4)
Total assets	$2,172,174	See Note (2)

77

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2012
	Assets/Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Interest rate swaps	$349	Discounted cash flow	Credit spread	515 bps
Embedded derivatives:
GMWB and GMAB reserves	17,317	Discounted cash flow	Own credit spread	1.95%
			Long-term equity market volatility	18.00%
			Risk margin	5.00%
Fixed index annuity contracts	265,635	Discounted cash flow	Own credit spread	1.95%
			Risk margin	0.12% – 0.16%
Total liabilities	$283,301

(1)
Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative (see Note 3).

(2)	The table above excludes certain securities for which the fair value of $1,314,810,000 and $985,619,000 as of December 31, 2013 and 2012, respectively, was based on non-binding broker quotes.
(3)	FHLB of Topeka common stock positions are valued at par as a proxy for fair value, as the stock can only be redeemed by the bank.
(4)
Separate account investments in partnerships for which the fair value as of December 31, 2013, was determined through the manager’s representation of the fair value of the underlying investments. The fair value of $925,220,000 as of December 31, 2012 was determined through redemption value of the partnership interests determined by the manager of the investment.

(5)	Credit tenant lease position is valued at par due to the unique nature of the deal.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.

78

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contract holders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contract holders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contract holders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

79

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Cash equivalents	$300,214	$300,214	$–	$300,214	$–
Mortgage loans	485,791	485,949	–	–	485,949
Notes receivable from related parties	739,946	739,946	–	–	739,946
Policy loans	475,577	489,048	–	–	489,048
Business-owned life insurance	20,174	20,174	–	–	20,174
Supplementary contracts without life contingencies	(9,323)	(8,598)	–	–	(8,598)
Individual and group annuities	(4,516,555)	(4,100,932)	–	–	(4,100,932)
Notes payable to related parties	(34,600)	(34,600)	–	–	(34,600)
Long-term debt	(223,304)	(247,405)	–	–	(247,405)
Mortgage debt	(29,581)	(28,832)	–	–	(28,832)
Repurchase agreements	(127,535)	(127,535)	(127,535)	–	–
Separate account liabilities	(5,536,191)	(5,536,191)	(4,505,347)	–	(1,030,844)

	December 31, 2012
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Cash equivalents	$572,966	$572,966	$572,966	$–	$–
Mortgage loans	191,379	194,150	–	–	194,150
Notes receivable from related parties	719,162	719,162	–	–	719,162
Policy loans	494,161	509,292	–	–	509,292
Business-owned life insurance	20,609	20,609	–	–	20,609
Supplementary contracts without life contingencies	(8,266)	(8,876)	–	–	(8,876)
Individual and group annuities	(2,756,228)	(2,605,728)	–	–	(2,605,728)
Notes payable to related parties	(8,160)	(8,160)			(8,160)
Long-term debt	(123,991)	(137,544)	–	–	(137,544)
Mortgage debt	(32,078)	(33,464)	–	–	(33,464)
Repurchase agreements	(304,570)	(304,570)	(304,570)	–	–
Separate account liabilities	(5,020,896)	(5,020,896)	(4,095,676)	–	(925,220)

80

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Cash equivalents – Cash equivalents include securities which mature within 90 days and commercial paper. These securities are carried at amounts which approximate fair value.

Mortgage loans – The carrying amounts of the officer residential mortgage loans reported in the consolidated balance sheets for these instruments approximate their fair values. Fair values of the commercial mortgage loans not held as fair value option securities are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.

Notes receivable from related parties – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Business-owned life insurance – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Notes payable to related parties – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

81

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Long-term debt and mortgage debt – Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Repurchase agreements – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

14. Commitments and Contingencies

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $7.8 million and $9.9 million at December 31, 2013 and 2012, respectively, over the next several years as required by the general partner.

As of December 31, 2013 and 2012, the Company had committed up to $4.4 million and $3.0 million, respectively, in unfunded bridge loans and $43.9 million and $2.8 million, respectively, in unfunded revolvers.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2013 and 2012, the Company has reserved $941,000 and $1,682,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

82

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Expected future minimum rents related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):

Year ending December 31:
2014	$17,353
2015	17,353
2016	17,353
2017	16,796
2018	16,398
Thereafter	101,121

The amounts received under the FHLB lease is recorded in investment income while the amounts received under the SAILES lease is recorded in other revenues in the consolidated statement of operations.

83

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

SBL has been named as a defendant in Kirschner v. FitzSimons, Case No. 12-2652 (S.D.N.Y.) (the FitzSimons action), in which the plaintiff seeks to recover proceeds received by owners of shares in the Tribune Company (Tribune) in 2007 when Tribune converted to a privately held company through a leveraged buyout transaction (LBO). The plaintiff is asserting a claim for intentional fraudulent conveyance under the federal Bankruptcy Code against the former Tribune shareholders. The plaintiff also asserts claims against certain insiders, professional advisers, and others involved in the LBO.

Separately, certain Tribune creditors have filed numerous additional lawsuits asserting state law constructive fraudulent conveyance claims (the SLCFC actions) against specifically named former Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders. SBL was not named as a defendant in any of the SLCFC actions.

The FitzSimons action and the SLCFC actions have been consolidated in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent Conveyance Litigation, No. 11-md-2296 (S.D.N.Y.).

On August 2, 2013, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint that named SBL and “Security Benefit/Rydex” as defendants. On November 20, 2013, the Court issued Master Case Order No. 4 governing the next steps in the FitzSimons action, including the protocol for filing of any motions to dismiss the lawsuit.

On September 23, 2013, the Court granted the defendants’ motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. As of February 28, 2014 briefs have now been filed in the appeal and the matter is submitted to the court for decision.

84

14. Commitments and Contingencies (continued)

These lawsuits do not allege any misconduct on the part of SBL. Management has determined that SBL did not own any shares of Tribune and received none of the proceeds of the LBO. Nor did SBL otherwise participate in the LBO. Certain Series of SBL Funds, a multi-series fund that serves as an underlying investment for certain of our variable annuity products (Series H, N, and O), which are also named in the FitzSimons action and SLCFC actions, did receive LBO proceeds in exchange for the shares of Tribune that they owned: SBL Fund – Series H received $158,950; SBL Fund – Series N received $51,000; and SBL Fund Series O received $3,774,000. At this stage of the proceedings, management is not able to assess with any reasonable certainty the probable outcome of the pending litigation or the effect, if any, on the Company’s or the Funds’ net asset values. However, given the amounts involved, the Company does not anticipate that an adverse determination of the pending litigation would be material to SBL’s results of operations or financial condition.

Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, se2, LLC (se2), to certain se2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and se2 prior to, or with respect to any period prior to, the termination of such agreements on March 31, 2013.

85

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position

15. Debt

Long-Term Debt

At December 31, 2013, the Company has access to a $20.0 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.25% at December 31, 2013). The Company had no borrowings under this line of credit at December 31, 2013 and 2012. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2013.

The Company has outstanding surplus notes with a carrying value of $125,628,000 and $123,991,000 at December 31, 2013 and 2012, respectively. The surplus notes consist of $50,000,000 of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100,000,000 of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

86

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

On February 28, 2013, SAILES entered into a long-term note of $111,875,000 due to SAIL Finance LLC, a related party, which is due February 28, 2025. The note bears interest at 6.0% per annum, with quarterly payments. The loan amortizes quarterly in arrears to the final maturity date.

At December 31, 2013, future principal maturities for the years ending December 31 are as follows (in thousands):

2014	$6,264
2015	6,649
2016	7,057
2017	7,490
2018	7,950
Thereafter	61,869
$97,279

Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $12.0 million of cash and other marketable securities.

87

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

At December 31, 2013, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2014	$2,670
2015	2,856
2016	3,054
2017	3,266
2018	3,492
Thereafter	14,243
$29,581

16. Related-Party Transactions

There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material that are not otherwise discussed (see Notes 1 and 9).

On December 31, 2011, the Company held intercompany notes with Security Benefit Asset Management Holdings, LLC (SBAMH), a related party, in the amount of $670,239,000, which were subsequently paid in full in February 2012. The Company held an intercompany note with SBAMH as of December 31, 2012 consisting of tranche A and tranche B with principal balances totaling $116,517,000 and $48,704,000, respectively. The SBAMH note was paid off in July 2013. The Company received interest on the SBAMH notes of $6,753,000, $12,263,000, and $20,738,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2013 and 2012, the Company entered into various intercompany notes with SBC Funding, LLC (SBCF), a related party. The Company had short-term notes outstanding with SBCF, aggregated with similar terms, as of December 31, 2013, of $357,177,000 having interest rates ranging from 2.60% to 2.68% and maturities from February 10, 2014 to December 26, 2014. The Company had short-term notes outstanding with SBCF, aggregated with similar terms, as of December 31, 2012, of $366,984,000 having interest rates ranging from 2.66% to 2.70% and maturities from March 9, 2013 to December 15, 2013. The Company had long-term collateralized notes outstanding with SBCF, aggregated with similar terms, as of December 31, 2013, of $128,250,000 having interest rates ranging from

88

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

8.00% to 10.00% and maturities from September 30, 2018 to November 21, 2018. The Company did not have any long-term collateralized notes outstanding with SBCF as of December 31, 2012. The Company received interest on the SBCF notes of $16,240,000 and $10,321,000 for the years ended December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, the Company had investments in the following various investment vehicles managed by related parties. These are included in bonds available for sale on the consolidated balance sheets.

	2013	2012
	(In Thousands)

5180 CLO LP	$218,528	$216,843
Guggenheim Private Debt Funding	135,995	107,143
Mercer Field CLO LP	107,334	111,691
Hempstead CLO LP	295,566	–
	$757,423	$435,677

As of December 31, 2013, the Company had the following individually material investments in other related parties. These investments are included in bonds available for sale on the consolidated balance sheets. The Company did not have any individually material investments in other related parties as of December 31, 2012.

2013
(In Thousands)

Sun Life Assurance Company of Canada	$186,577
American Capital Holdings, LLC	157,460
Santiam Holdings, LLC	110,000
American Media Productions, LLC	190,000
$644,037

The Company has contracted with GPIM to perform investment advisory services. For the years ended December 31, 2013, 2012, and 2011, the Company paid fees of $15,869,000, $12,711,000, and $7,448,000, respectively, associated with the services performed. These fees are included in commissions and other operating expense on the consolidated statements of operations.

89

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company received revenue sharing income of $13,664,000, $13,605,000, and $15,213,000 from Security Investors, LLC and Guggenheim Distributors, LLC, both related parties, for the years ended December 31, 2013, 2012 and 2011, respectively. These fees are included in asset based fees on the consolidated statement of operations.

The Company received $13,579,000, $11,708,000, and $13,337,000 for the years ended December 31, 2013, 2012, and 2011, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues on the consolidated statement of operations.

The Company paid $62,467,000, $65,863,000, and $55,952,000 for the years ended December 31, 2013, 2012, and 2011, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.

The Company received $60,000,000 as a capital contribution from SBC during 2013. The Company paid $154,865,000 and $45,606,000 in dividends to SBC in 2013 and 2012, respectively.

17. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

90

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The State of Kansas has granted its approval of permitted accounting practices for one year call options and multi-year call options that differ from NAIC statutory accounting practices and principles which allows the Company, to the extent the hedging program is and continues to be economically effective, to report call options at amortized cost. In addition, the corresponding reserve liabilities that are hedged by the call options are calculated under AG XXXV, whereas the permitted practices allow the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. These permitted practices will expire on October 1, 2014, unless extended by the Commissioner of Insurance.

As a result of these permitted practices, statutory surplus decreased $55,596,000 and $4,609,000 as of December 31, 2013 and 2012, respectively.

Statutory capital and surplus, including surplus notes (see Note 15) of the insurance operations, were $1,044,803,000 and $773,967,000 at December 31, 2013 and 2012, respectively. Statutory net income of the insurance operations was $163,598,000, $156,867,000, and $1,234,000 for the years ended December 31, 2013, 2012, and 2011, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2013, the Company’s statutory adjusted capital per the RBC calculation is $1,245,400,000 as compared to its company action level RBC of $326,898,000 and its authorized control level RBC of $163,449,000.

91

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus. The maximum amount of dividends the Company may pay in 2014, without the approval or non-disapproval of the Commissioner, is $181,477,000 subject to the limitation of unassigned surplus.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2013, SDI had net capital of $9,469,000, which was $8,194,000 in excess of its required net capital of $1,275,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 2.02 to 1 at December 31, 2013.

18. Subsequent Events

On February 27, 2014, the Company received a capital contribution of $325.0 million from its parent SBC. For statutory reporting purposes, the Company established a receivable for the capital contribution.

The Company has evaluated all material subsequent events or transactions that occurred after the consolidated balance sheet date through the date on which the consolidated financial statements were issued for potential recognition or disclosure. Except as described above, the Company has not identified any other subsequent events requiring recognition or disclosure.

Financial Statements

Variable Annuity Account XIV -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2013
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3

Statements of Operations	47

Statements of Changes in Net Assets	95

Notes to Financial Statements	167

1. Organization and Significant Accounting Policies	167

2. Variable Annuity Contract Charges	194

3. Summary of Unit Transactions	195

4. Financial Highlights	202

5. Subsequent Events	240

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), a separate account of Security Benefit Life Insurance Company comprised of the subaccounts as listed in Note 1, as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 30, 2014

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets

December 31, 2013

	7Twelve Balanced Portfolio(a)	Alger Capital Appreciation	AllianceBernstein VPS Growth and Income	AllianceBernstein VPS Small/Mid Cap Value	ALPS/Alerian Energy Infrastructure(a)
Assets:
Mutual funds, at market value	$80,322	$144,093	$137,954	$72,984	$61,271
Investment income receivable	-	-	-	-	-
Net assets	$80,322	$144,093	$137,954	$72,984	$61,271

Units outstanding:
EliteDesigns 0 Year	-	10,783	10,452	5,379	5,764
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,902	-	-	-	-
Total units	7,902	10,783	10,452	5,379	5,764

Unit value:
EliteDesigns 0 Year	$10.19	$13.36	$13.20	$13.57	$10.64
EliteDesigns 5 Year	$10.20	$13.44	$13.23	$13.59	$10.65
EliteDesigns II	$10.16	$11.37	$10.84	$10.88	$10.53

Mutual funds, at cost	$78,056	$141,500	$123,591	$69,075	$57,200
Mutual fund shares	7,064	2,014	5,018	3,209	5,716
(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	American Century VP Inflation Protection	American Century VP International	American Century VP Mid Cap Value	American Century VP Value	BlackRock Basic Value V.I.
Assets:
Mutual funds, at market value	$24,496	$152,551	$158,870	$276,066	$198,298
Investment income receivable	-	-	-	-	-
Net assets	$24,496	$152,551	$158,870	$276,066	$198,298

Units outstanding:
EliteDesigns 0 Year	2,780	13,525	12,292	16,954	15,349
EliteDesigns 5 Year	-	-	-	4,099	-
EliteDesigns II	-	-	-	-	-
Total units	2,780	13,525	12,292	21,053	15,349

Unit value:
EliteDesigns 0 Year	$8.81	$11.28	$12.92	$13.10	$12.92
EliteDesigns 5 Year	$8.83	$11.34	$13.00	$13.17	$12.99
EliteDesigns II	$9.60	$10.95	$10.53	$10.56	$10.80

Mutual funds, at cost	$24,731	$138,638	$137,279	$250,576	$183,103
Mutual fund shares	2,344	14,217	8,597	32,632	11,429

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Growth V.I.
Assets:
Mutual funds, at market value	$346,762	$237,695	$42,216	$949,870	$24,619
Investment income receivable	-	-	-	4,341	-
Net assets	$346,762	$237,695	$42,216	$954,211	$24,619

Units outstanding:
EliteDesigns 0 Year	28,026	22,404	2,908	90,486	1,903
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	816	-	-
Total units	28,026	22,404	3,724	90,486	1,903

Unit value:
EliteDesigns 0 Year	$12.38	$10.61	$11.41	$10.55	$12.93
EliteDesigns 5 Year	$12.44	$10.67	$11.47	$10.57	$13.00
EliteDesigns II	$10.63	$10.40	$11.07	$10.33	$11.38

Mutual funds, at cost	$314,476	$227,183	$34,500	$924,434	$21,736
Mutual fund shares	32,197	15,256	2,355	123,842	1,741

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Assets:
Mutual funds, at market value	$58,295	$26,163	$162,763	$519,005	$102,901
Investment income receivable	-	-	-	-	-
Net assets	$58,295	$26,163	$162,763	$519,005	$102,901

Units outstanding:
EliteDesigns 0 Year	6,080	2,116	13,705	53,813	6,744
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	879
Total units	6,080	2,116	13,705	53,813	7,623

Unit value:
EliteDesigns 0 Year	$9.59	$12.36	$11.88	$9.65	$13.81
EliteDesigns 5 Year	$9.61	$12.38	$11.90	$9.67	$13.84
EliteDesigns II	$9.80	$11.37	$11.15	$9.78	$11.08

Mutual funds, at cost	$59,537	$23,609	$157,236	$520,490	$101,541
Mutual fund shares	5,474	2,129	12,340	50,933	4,703

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF International Value(e)	DWS Global Small Cap Growth VIP
Assets:
Mutual funds, at market value	$47,538	$55,903	$3,674	$14,287	$5,678
Investment income receivable	-	-	-	-	-
Net assets	$47,538	$55,903	$3,674	$14,287	$5,678

Units outstanding:
EliteDesigns 0 Year	3,346	3,062	282	1,832	461
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,210	-	-	-
Total units	3,346	4,272	282	1,832	461

Unit value:
EliteDesigns 0 Year	$14.21	$13.86	$13.02	$7.80	$12.31
EliteDesigns 5 Year	$14.24	$13.89	$13.05	$7.91	$12.38
EliteDesigns II	$11.20	$11.14	$11.66	$10.82	$11.23

Mutual funds, at cost	$42,720	$49,597	$3,371	$12,893	$4,867
Mutual fund shares	2,534	3,006	206	1,209	335
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	DWS Government & Agency Securities VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Small Mid Cap Value VIP(c)	Federated High Income Bond II(e)
Assets:
Mutual funds, at market value	$41,204	$285,892	$46,043	$139,439	$342,767
Investment income receivable	-	-	-	-	-
Net assets	$41,204	$285,892	$46,043	$139,439	$342,767

Units outstanding:
EliteDesigns 0 Year	4,314	2,942	3,760	7,018	23,986
EliteDesigns 5 Year	-	-	-	4,624	1,741
EliteDesigns II	-	25,072	-	-	-
Total units	4,314	28,014	3,760	11,642	25,727

Unit value:
EliteDesigns 0 Year	$9.56	$10.39	$12.24	$11.95	$13.30
EliteDesigns 5 Year	$9.61	$10.42	$12.31	$12.02	$13.49
EliteDesigns II	$9.84	$10.18	$10.68	$11.00	$10.16

Mutual funds, at cost	$45,708	$281,783	$44,718	$113,620	$335,889
Mutual fund shares	3,595	40,900	2,879	8,169	48,209
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income
Assets:
Mutual funds, at market value	$567,485	$887,917	$6,511	$271,157	$65,635
Investment income receivable	-	-	-	-	-
Net assets	$567,485	$887,917	$6,511	$271,157	$65,635

Units outstanding:
EliteDesigns 0 Year	45,680	71,479	482	26,868	4,760
EliteDesigns 5 Year	-	1,433	-	-	-
EliteDesigns II	4,469	-	-	-	-
Total units	50,149	72,912	482	26,868	4,760

Unit value:
EliteDesigns 0 Year	$11.38	$12.17	$13.49	$10.11	$13.79
EliteDesigns 5 Year	$11.44	$12.34	$13.57	$10.13	$13.87
EliteDesigns II	$10.60	$10.95	$11.09	$10.42	$10.76

Mutual funds, at cost	$521,218	$763,124	$6,578	$272,548	$63,089
Mutual fund shares	32,483	26,293	421	30,028	3,488

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Fidelity VIP Growth Opportunities(e)	Fidelity VIP High Income	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap
Assets:
Mutual funds, at market value	$297,202	$716,808	$3,434,158	$454,891	$589,853
Investment income receivable	-	-	-	-	-
Net assets	$297,202	$716,808	$3,434,158	$454,891	$589,853

Units outstanding:
EliteDesigns 0 Year	23,561	70,199	289,639	27,900	49,071
EliteDesigns 5 Year	-	-	7,082	13,844	-
EliteDesigns II	-	-	-	-	-
Total units	23,561	70,199	296,721	41,744	49,071

Unit value:
EliteDesigns 0 Year	$12.61	$10.21	$11.57	$10.85	$12.02
EliteDesigns 5 Year	$12.79	$10.23	$11.74	$11.00	$12.09
EliteDesigns II	$10.99	$10.17	$10.84	$9.84	$11.23

Mutual funds, at cost	$261,372	$749,997	$3,101,389	$477,848	$557,962
Mutual fund shares	10,014	127,094	18,607	37,625	16,569
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income	Franklin Flex Cap Growth Securities	Franklin Growth & Income Securities
Assets:
Mutual funds, at market value	$12,193	$189,215	$66,325	$8,960	$23,266
Investment income receivable	-	-	-	-	-
Net assets	$12,193	$189,215	$66,325	$8,960	$23,266

Units outstanding:
EliteDesigns 0 Year	1,074	16,419	6,488	-	1,799
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,125	-	780	-
Total units	1,074	17,544	6,488	780	1,799

Unit value:
EliteDesigns 0 Year	$11.34	$10.91	$10.21	$12.25	$12.93
EliteDesigns 5 Year	$11.40	$10.97	$10.27	$12.32	$13.01
EliteDesigns II	$11.46	$9.06	$9.97	$11.49	$10.82

Mutual funds, at cost	$10,154	$213,031	$69,805	$8,594	$17,638
Mutual fund shares	596	11,709	5,954	495	1,479

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Franklin High Income Securities	Franklin Income Securities	Franklin Large Cap Value Securities	Franklin Mutual Global Discovery Securities	Franklin Mutual Shares Securities
Assets:
Mutual funds, at market value	$8,438,653	$852,724	$57,594	$199,275	$43,530
Investment income receivable	-	-	-	-	-
Net assets	$8,438,653	$852,724	$57,594	$199,275	$43,530

Units outstanding:
EliteDesigns 0 Year	741,988	57,983	4,549	14,468	2,441
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	18,901	-	2,079	1,227
Total units	741,988	76,884	4,549	16,547	3,668

Unit value:
EliteDesigns 0 Year	$11.37	$11.32	$12.66	$12.24	$12.47
EliteDesigns 5 Year	$11.44	$11.38	$12.73	$12.31	$12.54
EliteDesigns II	$10.24	$10.39	$11.00	$10.70	$10.68

Mutual funds, at cost	$8,142,708	$837,397	$54,407	$192,266	$41,508
Mutual fund shares	1,239,156	53,063	3,886	8,725	2,013

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Franklin Rising Dividends Securities	Franklin Small Cap Value Securities	Franklin Small-Mid Cap Growth Securities	Franklin Strategic Income Securities	Franklin US Government Securities
Assets:
Mutual funds, at market value	$912,921	$51,187	$174,703	$141,143	$80,585
Investment income receivable	-	-	-	-	-
Net assets	$912,921	$51,187	$174,703	$141,143	$80,585

Units outstanding:
EliteDesigns 0 Year	68,266	3,883	5,065	13,357	8,441
EliteDesigns 5 Year	-	-	2,398	-	-
EliteDesigns II	-	-	-	-	-
Total units	68,266	3,883	7,463	13,357	8,441

Unit value:
EliteDesigns 0 Year	$13.37	$13.16	$23.33	$10.58	$9.54
EliteDesigns 5 Year	$13.45	$13.23	$23.57	$10.63	$9.60
EliteDesigns II	$10.76	$11.20	$11.19	$10.05	$9.84

Mutual funds, at cost	$799,780	$46,931	$150,097	$142,503	$80,690
Mutual fund shares	33,053	2,127	6,432	11,475	6,370

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate(c)	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth
Assets:
Mutual funds, at market value	$46,302	$289,562	$19,305	$98,138	$107,469
Investment income receivable	-	-	-	-	-
Net assets	$46,302	$289,562	$19,305	$98,138	$107,469

Units outstanding:
EliteDesigns 0 Year	3,579	28,993	1,527	7,841	7,231
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	786
Total units	3,579	28,993	1,527	7,841	8,017

Unit value:
EliteDesigns 0 Year	$12.92	$9.99	$12.64	$12.51	$13.63
EliteDesigns 5 Year	$13.00	$10.04	$12.71	$12.58	$13.71
EliteDesigns II	$10.98	$9.82	$10.77	$10.72	$11.29

Mutual funds, at cost	$41,332	$293,206	$20,971	$94,261	$97,345
Mutual fund shares	5,397	27,551	1,535	5,259	6,103
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Goldman Sachs VIT Strategic International Equity	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Floating Rate Strategies(a)
Assets:
Mutual funds, at market value	$195,550	$1,458,587	$723,136	$374,740	$620,052
Investment income receivable	-	-	-	-	-
Net assets	$195,550	$1,458,587	$723,136	$374,740	$620,052

Units outstanding:
EliteDesigns 0 Year	17,559	58,695	25,449	15,055	61,886
EliteDesigns 5 Year	-	79,248	49,118	21,050	-
EliteDesigns II	-	-	-	-	-
Total units	17,559	137,943	74,567	36,105	61,886

Unit value:
EliteDesigns 0 Year	$11.14	$10.48	$9.61	$10.29	$10.02
EliteDesigns 5 Year	$11.20	$10.63	$9.75	$10.44	$10.03
EliteDesigns II	$10.94	$10.67	$10.17	$10.47	$10.06

Mutual funds, at cost	$187,628	$1,213,894	$649,672	$320,432	$607,546
Mutual fund shares	18,731	34,506	26,973	12,781	24,202
(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Guggenheim VT Global Managed Futures Strategy	Guggenheim VT High Yield	Guggenheim VT Long Short Equity(c)	Guggenheim VT Macro Opportunities(a)	Guggenheim VT Mid Cap Value
Assets:
Mutual funds, at market value	$107,168	$718,096	$156,321	$64,615	$22,673
Investment income receivable	-	-	-	-	-
Net assets	$107,168	$718,096	$156,321	$64,615	$22,673

Units outstanding:
EliteDesigns 0 Year	4,132	66,380	16,992	4,514	992
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	8,156	-	-	1,985	-
Total units	12,288	66,380	16,992	6,499	992

Unit value:
EliteDesigns 0 Year	$6.21	$10.80	$9.20	$9.87	$22.86
EliteDesigns 5 Year	$6.27	$10.86	$9.33	$9.88	$23.10
EliteDesigns II	$9.99	$10.17	$10.44	$10.11	$10.71

Mutual funds, at cost	$105,342	$699,611	$146,317	$63,078	$20,252
Mutual fund shares	5,756	21,747	10,656	2,560	272
(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT StylePlus Large Growth(c)	Guggenheim VT StylePlus Mid Growth(c)(e)	Guggenheim VT World Equity Income(c)
Assets:
Mutual funds, at market value	$57,876	$94,799	$83,065	$56,437	$2,321,998
Investment income receivable	-	-	-	-	-
Net assets	$57,876	$94,799	$83,065	$56,437	$2,321,998

Units outstanding:
EliteDesigns 0 Year	7,067	4,853	-	2,473	266,478
EliteDesigns 5 Year	826	-	7,165	-	5,929
EliteDesigns II	-	1,595	-	-	-
Total units	7,893	6,448	7,165	2,473	272,407

Unit value:
EliteDesigns 0 Year	$7.32	$15.94	$11.53	$22.82	$8.52
EliteDesigns 5 Year	$7.42	$16.17	$11.60	$23.05	$8.64
EliteDesigns II	$9.79	$10.92	$11.14	$11.06	$10.67

Mutual funds, at cost	$57,078	$76,036	$65,498	$49,241	$2,154,026
Mutual fund shares	2,544	1,807	6,144	1,299	193,500

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Ibbotson Balanced ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	ING Clarion Global Real Estate	ING Clarion Real Estate
Assets:
Mutual funds, at market value	$74,683	$76,490	$259,391	$94,494	$55,003
Investment income receivable	-	-	-	-	-
Net assets	$74,683	$76,490	$259,391	$94,494	$55,003

Units outstanding:
EliteDesigns 0 Year	1,189	1,386	24,906	9,347	5,526
EliteDesigns 5 Year	745	-	-	-	-
EliteDesigns II	5,206	5,794	-	-	-
Total units	7,140	7,180	24,906	9,347	5,526

Unit value:
EliteDesigns 0 Year	$10.89	$11.38	$10.42	$10.11	$9.95
EliteDesigns 5 Year	$10.91	$11.40	$10.44	$10.13	$9.97
EliteDesigns II	$10.30	$10.47	$10.15	$9.67	$9.13

Mutual funds, at cost	$72,167	$74,711	$253,285	$95,742	$56,172
Mutual fund shares	6,633	7,102	22,894	8,622	2,024

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Innealta Capital Country Rotation	Invesco V.I. American Value(c)	Invesco V.I. Comstock(c)	Invesco V.I. Equity and Income(c)	Invesco V.I. Global Health Care
Assets:
Mutual funds, at market value	$24,033	$43,716	$49,184	$111,572	$351,387
Investment income receivable	-	-	-	-	-
Net assets	$24,033	$43,716	$49,184	$111,572	$351,387

Units outstanding:
EliteDesigns 0 Year	-	3,313	3,648	4,896	21,243
EliteDesigns 5 Year	-	-	-	-	1,882
EliteDesigns II	2,462	-	-	5,071	1,197
Total units	2,462	3,313	3,648	9,967	24,322

Unit value:
EliteDesigns 0 Year	$9.44	$13.19	$13.47	$11.98	$14.62
EliteDesigns 5 Year	$9.46	$13.26	$13.55	$12.05	$14.70
EliteDesigns II	$9.76	$10.79	$10.77	$10.43	$11.00

Mutual funds, at cost	$24,155	$33,664	$43,200	$100,725	$276,048
Mutual fund shares	2,445	2,216	2,782	6,024	12,299

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities(e)	Invesco V.I. Growth and Income(c)	Invesco V.I. High Yield	Invesco V.I. International Growth
Assets:
Mutual funds, at market value	$79,489	$11,881	$15,029	$78,870	$57,116
Investment income receivable	-	-	-	-	-
Net assets	$79,489	$11,881	$15,029	$78,870	$57,116

Units outstanding:
EliteDesigns 0 Year	7,341	398	1,172	7,131	5,509
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	821	-	-	-
Total units	7,341	1,219	1,172	7,131	5,509

Unit value:
EliteDesigns 0 Year	$10.81	$9.71	$12.82	$11.05	$10.40
EliteDesigns 5 Year	$10.87	$9.77	$12.89	$11.11	$10.55
EliteDesigns II	$9.54	$9.76	$10.59	$10.21	$11.04

Mutual funds, at cost	$85,182	$12,365	$13,171	$79,331	$47,980
Mutual fund shares	5,335	1,030	573	13,910	1,638

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth(c)	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Invesco V.I. Utilities
Assets:
Mutual funds, at market value	$61,623	$6,481	$67,745	$15,243	$23,510
Investment income receivable	-	-	-	-	-
Net assets	$61,623	$6,481	$67,745	$15,243	$23,510

Units outstanding:
EliteDesigns 0 Year	5,186	554	5,253	1,214	2,048
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	5,186	554	5,253	1,214	2,048

Unit value:
EliteDesigns 0 Year	$11.89	$11.71	$12.93	$12.54	$11.48
EliteDesigns 5 Year	$12.05	$11.77	$12.96	$12.61	$11.55
EliteDesigns II	$10.67	$11.14	$10.83	$11.02	$9.63

Mutual funds, at cost	$59,433	$5,744	$58,059	$13,091	$23,603
Mutual fund shares	4,122	1,216	4,086	613	1,390

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Growth
Assets:
Mutual funds, at market value	$79,453	$77,617	$64,719	$140,478	$27,671
Investment income receivable	-	-	-	-	-
Net assets	$79,453	$77,617	$64,719	$140,478	$27,671

Units outstanding:
EliteDesigns 0 Year	6,632	6,334	5,466	14,866	2,050
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	6,632	6,334	5,466	14,866	2,050

Unit value:
EliteDesigns 0 Year	$11.98	$12.26	$11.84	$9.45	$13.50
EliteDesigns 5 Year	$12.05	$12.32	$11.90	$9.50	$13.57
EliteDesigns II	$11.30	$10.72	$10.90	$10.71	$11.58

Mutual funds, at cost	$71,411	$73,169	$56,688	$132,480	$24,680
Mutual fund shares	5,997	7,422	7,156	18,721	2,075

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities
Assets:
Mutual funds, at market value	$2,013,607	$192,064	$82,537	$112,063	$19,073
Investment income receivable	-	-	-	-	-
Net assets	$2,013,607	$192,064	$82,537	$112,063	$19,073

Units outstanding:
EliteDesigns 0 Year	158,359	18,110	8,531	8,992	1,780
EliteDesigns 5 Year	6,597	-	-	-	-
EliteDesigns II	3,204	-	-	203	-
Total units	168,160	18,110	8,531	9,195	1,780

Unit value:
EliteDesigns 0 Year	$12.00	$10.60	$9.64	$12.22	$10.71
EliteDesigns 5 Year	$12.07	$10.66	$9.69	$12.28	$10.77
EliteDesigns II	$10.28	$11.22	$9.84	$10.94	$9.14

Mutual funds, at cost	$1,947,048	$147,104	$84,912	$96,151	$20,058
Mutual fund shares	503,918	9,725	16,886	10,450	2,414

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Value	Janus Aspen Enterprise	Janus Aspen Forty	Janus Aspen Janus Portfolio
Assets:
Mutual funds, at market value	$195,506	$3,656	$114,810	$6,819	$12,980
Investment income receivable	-	-	-	-	-
Net assets	$195,506	$3,656	$114,810	$6,819	$12,980

Units outstanding:
EliteDesigns 0 Year	11,034	309	2,531	507	1,017
EliteDesigns 5 Year	-	-	5,027	-	-
EliteDesigns II	2,121	-	1,558	-	-
Total units	13,155	309	9,116	507	1,017

Unit value:
EliteDesigns 0 Year	$15.41	$11.84	$12.91	$13.43	$12.75
EliteDesigns 5 Year	$15.50	$11.91	$12.98	$13.51	$12.82
EliteDesigns II	$12.00	$10.70	$10.87	$11.30	$11.01

Mutual funds, at cost	$165,216	$3,371	$85,226	$5,803	$12,388
Mutual fund shares	7,354	184	2,021	130	385

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC
Assets:
Mutual funds, at market value	$5,864	$266,471	$22,823	$19,703	$60,721
Investment income receivable	-	-	-	-	-
Net assets	$5,864	$266,471	$22,823	$19,703	$60,721

Units outstanding:
EliteDesigns 0 Year	739	23,145	-	1,152	5,460
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	2,061	324	-
Total units	739	23,145	2,061	1,476	5,460

Unit value:
EliteDesigns 0 Year	$7.93	$11.51	$13.79	$13.99	$11.12
EliteDesigns 5 Year	$7.98	$11.57	$13.82	$14.02	$11.18
EliteDesigns II	$10.99	$10.51	$11.08	$11.08	$10.21

Mutual funds, at cost	$5,697	$246,149	$21,967	$18,286	$62,793
Mutual fund shares	143	14,040	936	824	4,933

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT Investors Growth Stock
Assets:
Mutual funds, at market value	$247,186	$7,253	$95,943	$60,052	$9,762
Investment income receivable	-	-	-	-	-
Net assets	$247,186	$7,253	$95,943	$60,052	$9,762

Units outstanding:
EliteDesigns 0 Year	16,386	590	9,278	6,510	736
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,505	-	-	-	-
Total units	17,891	590	9,278	6,510	736

Unit value:
EliteDesigns 0 Year	$14.03	$12.29	$10.34	$9.24	$13.27
EliteDesigns 5 Year	$14.11	$12.36	$10.40	$9.25	$13.35
EliteDesigns II	$11.47	$10.83	$9.90	$10.19	$10.96

Mutual funds, at cost	$232,888	$5,351	$97,910	$59,427	$9,069
Mutual fund shares	10,412	218	5,915	4,202	653

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	MFS VIT New Discovery	MFS VIT Research	MFS VIT Research Bond	MFS VIT Research International	MFS VIT Total Return
Assets:
Mutual funds, at market value	$107,160	$45,412	$155,481	$35,602	$262,480
Investment income receivable	-	-	-	-	-
Net assets	$107,160	$45,412	$155,481	$35,602	$262,480

Units outstanding:
EliteDesigns 0 Year	8,569	3,424	15,379	3,333	22,434
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	-	-	-
Total units	8,569	3,424	15,379	3,333	22,434

Unit value:
EliteDesigns 0 Year	$12.50	$13.26	$10.11	$10.68	$11.70
EliteDesigns 5 Year	$12.57	$13.33	$10.17	$10.74	$11.77
EliteDesigns II	$11.19	$10.80	$9.89	$10.72	$10.43

Mutual funds, at cost	$99,705	$38,004	$158,327	$34,633	$247,194
Mutual fund shares	5,098	1,594	12,034	2,484	11,353

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA(c)
Assets:
Mutual funds, at market value	$183,449	$4,644	$13,102	$4,305	$50,360
Investment income receivable	-	-	-	-	-
Net assets	$183,449	$4,644	$13,102	$4,305	$50,360

Units outstanding:
EliteDesigns 0 Year	13,145	526	1,074	346	4,198
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,182	-	-	-	-
Total units	15,327	526	1,074	346	4,198

Unit value:
EliteDesigns 0 Year	$12.23	$8.82	$12.20	$12.45	$11.99
EliteDesigns 5 Year	$12.30	$8.84	$12.37	$12.52	$12.06
EliteDesigns II	$10.39	$9.82	$11.14	$10.97	$10.96

Mutual funds, at cost	$175,651	$5,232	$10,088	$2,970	$45,640
Mutual fund shares	5,829	568	491	198	1,244

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA(c)	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Assets:
Mutual funds, at market value	$3,217,311	$183,329	$197,508	$239,853	$30,229
Investment income receivable	-	-	-	-	-
Net assets	$3,217,311	$183,329	$197,508	$239,853	$30,229

Units outstanding:
EliteDesigns 0 Year	320,769	10,617	14,822	23,315	4,331
EliteDesigns 5 Year	-	-	595	-	-
EliteDesigns II	-	4,838	-	-	-
Total units	320,769	15,455	15,417	23,315	4,331

Unit value:
EliteDesigns 0 Year	$10.03	$12.26	$12.80	$10.28	$7.01
EliteDesigns 5 Year	$10.09	$12.33	$12.99	$10.34	$7.05
EliteDesigns II	$9.93	$10.98	$11.01	$10.02	$9.52

Mutual funds, at cost	$3,210,188	$172,927	$183,321	$243,532	$34,758
Mutual fund shares	584,966	68,921	7,174	21,845	4,997

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Adminstrative Class(e)
Assets:
Mutual funds, at market value	$297,092	$30,380	$56,623	$546,999	$70,576
Investment income receivable	-	-	-	-	-
Net assets	$297,092	$30,380	$56,623	$546,999	$70,576

Units outstanding:
EliteDesigns 0 Year	28,491	3,172	3,587	32,903	4,729
EliteDesigns 5 Year	-	-	1,055	-	1,837
EliteDesigns II	-	-	-	-	-
Total units	28,491	3,172	4,642	32,903	6,566

Unit value:
EliteDesigns 0 Year	$10.43	$9.58	$12.17	$16.61	$10.71
EliteDesigns 5 Year	$10.49	$9.63	$12.30	$16.78	$10.86
EliteDesigns II	$9.86	$9.98	$9.76	$10.14	$-

Mutual funds, at cost	$315,157	$30,747	$60,063	$543,201	$68,790
Mutual fund shares	22,105	2,829	4,589	67,782	6,652

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Adminstrative Class(e)	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Adminstrative Class(e)
Assets:
Mutual funds, at market value	$442,981	$20,586	$455,444	$274,202	$132,878
Investment income receivable	-	-	-	-	-
Net assets	$442,981	$20,586	$455,444	$274,202	$132,878

Units outstanding:
EliteDesigns 0 Year	36,587	-	45,431	28,252	6,855
EliteDesigns 5 Year	7,840	1,769	1,124	-	3,860
EliteDesigns II	1,630	-	-	-	-
Total units	46,057	1,769	46,555	28,252	10,715

Unit value:
EliteDesigns 0 Year	$9.59	$11.50	$9.78	$9.71	$12.31
EliteDesigns 5 Year	$9.65	$11.66	$9.84	$9.73	$12.48
EliteDesigns II	$9.91	$-	$9.61	$9.84	$-

Mutual funds, at cost	$444,620	$21,853	$509,000	$273,471	$132,529
Mutual fund shares	41,751	1,634	36,146	26,699	12,102

(e) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT	Pioneer Strategic Income VCT
Assets:
Mutual funds, at market value	$801,512	$18,573	$44,171	$163,730	$32,300
Investment income receivable	-	-	-	-	-
Net assets	$801,512	$18,573	$44,171	$163,730	$32,300

Units outstanding:
EliteDesigns 0 Year	55,023	658	3,501	15,085	3,312
EliteDesigns 5 Year	11,330	-	-	-	-
EliteDesigns II	13,938	1,225	-	-	-
Total units	80,291	1,883	3,501	15,085	3,312

Unit value:
EliteDesigns 0 Year	$9.99	$9.73	$12.61	$10.86	$9.75
EliteDesigns 5 Year	$10.05	$9.75	$12.63	$10.88	$9.77
EliteDesigns II	$9.86	$9.94	$10.60	$10.25	$9.92

Mutual funds, at cost	$829,045	$18,538	$40,658	$162,962	$32,597
Mutual fund shares	72,997	1,684	1,624	15,683	3,121

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Power Income VIT	Probabilities Fund(a)	Putnam VT Absolute Return 500	Putnam VT Diversified Income	Putnam VT Equity Income
Assets:
Mutual funds, at market value	$1,968,988	$13,000,446	$478,688	$51,817	$51,049
Investment income receivable	-	-	-	-	-
Net assets	$1,968,988	$13,000,446	$478,688	$51,817	$51,049

Units outstanding:
EliteDesigns 0 Year	178,976	738,077	25,556	4,976	695
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	16,250	551,816	22,269	-	3,923
Total units	195,226	1,289,893	47,825	4,976	4,618

Unit value:
EliteDesigns 0 Year	$10.10	$10.19	$10.09	$10.41	$13.02
EliteDesigns 5 Year	$10.13	$10.21	$10.12	$10.44	$13.04
EliteDesigns II	$9.97	$9.93	$9.91	$10.20	$10.71

Mutual funds, at cost	$1,965,671	$12,467,845	$471,594	$49,900	$48,359
Mutual fund shares	187,701	1,246,447	45,983	6,845	2,502

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Putnam VT High Yield	Putnam VT Income	Rydex VT Banking	Rydex VT Basic Materials	Rydex VT Biotechnology
Assets:
Mutual funds, at market value	$8,631,767	$113,431	$172,789	$271,499	$137,952
Investment income receivable	-	-	-	-	-
Net assets	$8,631,767	$113,431	$172,789	$271,499	$137,952

Units outstanding:
EliteDesigns 0 Year	828,702	11,538	37,405	14,566	6,595
EliteDesigns 5 Year	-	-	-	930	-
EliteDesigns II	-	-	-	10,078	-
Total units	828,702	11,538	37,405	25,574	6,595

Unit value:
EliteDesigns 0 Year	$10.42	$9.83	$4.62	$10.44	$20.89
EliteDesigns 5 Year	$10.44	$9.85	$4.69	$10.59	$21.18
EliteDesigns II	$10.23	$10.05	$10.74	$10.87	$10.82

Mutual funds, at cost	$8,339,767	$112,953	$179,748	$272,194	$129,019
Mutual fund shares	1,220,901	9,532	11,941	10,939	2,386

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics	Rydex VT Energy
Assets:
Mutual funds, at market value	$23,767	$230,422	$73,844	$38,201	$139,881
Investment income receivable	-	-	-	-	-
Net assets	$23,767	$230,422	$73,844	$38,201	$139,881

Units outstanding:
EliteDesigns 0 Year	3,879	14,308	6,782	3,533	11,625
EliteDesigns 5 Year	-	1,325	-	1,288	349
EliteDesigns II	-	-	-	-	-
Total units	3,879	15,633	6,782	4,821	11,974

Unit value:
EliteDesigns 0 Year	$6.13	$14.73	$11.38	$7.90	$11.67
EliteDesigns 5 Year	$6.22	$14.93	$11.54	$8.01	$11.84
EliteDesigns II	$9.59	$10.30	$11.31	$10.79	$10.69

Mutual funds, at cost	$24,471	$220,638	$67,257	$34,300	$133,159
Mutual fund shares	2,191	4,047	434	985	4,514

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy	Rydex VT Health Care
Assets:
Mutual funds, at market value	$21,478	$58,827	$81,721	$105,785	$155,102
Investment income receivable	-	-	-	-	-
Net assets	$21,478	$58,827	$81,721	$105,785	$155,102

Units outstanding:
EliteDesigns 0 Year	1,907	3,074	9,202	1,007	10,993
EliteDesigns 5 Year	-	-	4,441	-	-
EliteDesigns II	-	3,455	-	10,222	-
Total units	1,907	6,529	13,643	11,229	10,993

Unit value:
EliteDesigns 0 Year	$11.26	$6.20	$5.96	$11.34	$14.10
EliteDesigns 5 Year	$11.41	$6.28	$6.04	$11.50	$14.30
EliteDesigns II	$10.35	$11.51	$10.39	$9.23	$10.99

Mutual funds, at cost	$21,113	$57,180	$78,675	$120,092	$116,824
Mutual fund shares	974	3,142	4,076	9,370	3,172

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Internet	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Japan 2x Strategy
Assets:
Mutual funds, at market value	$20,923	$55,700	$2	$96,835	$68,657
Investment income receivable	-	-	-	-	-
Net assets	$20,923	$55,700	$2	$96,835	$68,657

Units outstanding:
EliteDesigns 0 Year	884	13,709	-	-	7,616
EliteDesigns 5 Year	538	-	-	-	-
EliteDesigns II	-	-	-	11,307	-
Total units	1,422	13,709	-	11,307	7,616

Unit value:
EliteDesigns 0 Year	$14.64	$4.06	$2.64	$2.64	$9.01
EliteDesigns 5 Year	$14.84	$4.12	$2.68	$2.67	$9.14
EliteDesigns II	$12.07	$10.20	$8.23	$8.57	$10.45

Mutual funds, at cost	$17,958	$55,294	$2	$97,014	$68,331
Mutual fund shares	974	5,230	-	8,925	2,400

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova
Assets:
Mutual funds, at market value	$95,241	$79,717	$301,731	$193,659	$56,010
Investment income receivable	-	-	-	-	-
Net assets	$95,241	$79,717	$301,731	$193,659	$56,010

Units outstanding:
EliteDesigns 0 Year	7,945	6,168	17,652	4,570	5,342
EliteDesigns 5 Year	-	-	-	6,090	-
EliteDesigns II	-	-	3,481	-	-
Total units	7,945	6,168	21,133	10,660	5,342

Unit value:
EliteDesigns 0 Year	$11.98	$12.93	$14.84	$18.02	$10.47
EliteDesigns 5 Year	$12.15	$13.11	$15.05	$18.27	$10.62
EliteDesigns II	$11.19	$11.20	$11.39	$13.25	$11.33

Mutual funds, at cost	$90,286	$66,732	$296,182	$188,757	$52,762
Mutual fund shares	998	2,247	9,935	4,267	426

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Precious Metals	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy
Assets:
Mutual funds, at market value	$99,910	$1,509,471	$75,882	$103,209	$7,304
Investment income receivable	-	-	-	-	-
Net assets	$99,910	$1,509,471	$75,882	$103,209	$7,304

Units outstanding:
EliteDesigns 0 Year	17,275	211,411	497	7,323	821
EliteDesigns 5 Year	2,975	-	-	-	-
EliteDesigns II	-	-	6,498	2,000	-
Total units	20,250	211,411	6,995	9,323	821

Unit value:
EliteDesigns 0 Year	$4.92	$7.14	$13.36	$10.97	$8.89
EliteDesigns 5 Year	$4.99	$7.24	$13.54	$11.13	$9.02
EliteDesigns II	$9.35	$9.30	$10.66	$11.46	$12.12

Mutual funds, at cost	$151,181	$1,511,461	$75,358	$90,155	$4,902
Mutual fund shares	14,934	49,621	3,725	1,994	28

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value
Assets:
Mutual funds, at market value	$14,921	$458,426	$104,527	$105,185	$23,374
Investment income receivable	-	-	-	-	-
Net assets	$14,921	$458,426	$104,527	$105,185	$23,374

Units outstanding:
EliteDesigns 0 Year	1,558	31,671	8,067	3,862	2,043
EliteDesigns 5 Year	-	556	655	-	-
EliteDesigns II	-	-	-	3,549	-
Total units	1,558	32,227	8,722	7,411	2,043

Unit value:
EliteDesigns 0 Year	$9.59	$14.26	$11.97	$17.00	$11.44
EliteDesigns 5 Year	$9.73	$14.46	$12.14	$17.24	$11.60
EliteDesigns II	$11.85	$11.20	$11.36	$11.21	$10.86

Mutual funds, at cost	$13,326	$401,293	$94,882	$101,955	$21,268
Mutual fund shares	63	9,629	751	2,445	200

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Tele- communications
Assets:
Mutual funds, at market value	$201,304	$87,580	$47,770	$120,932	$87,949
Investment income receivable	-	-	-	-	-
Net assets	$201,304	$87,580	$47,770	$120,932	$87,949

Units outstanding:
EliteDesigns 0 Year	13,843	7,095	3,116	4,173	2,516
EliteDesigns 5 Year	551	719	6,359	434	-
EliteDesigns II	-	-	-	6,112	6,579
Total units	14,394	7,814	9,475	10,719	9,095

Unit value:
EliteDesigns 0 Year	$13.98	$11.13	$4.99	$11.04	$7.16
EliteDesigns 5 Year	$14.18	$11.29	$5.06	$11.20	$7.26
EliteDesigns II	$11.36	$11.11	$8.94	$11.45	$10.63

Mutual funds, at cost	$194,172	$81,072	$52,567	$116,263	$85,729
Mutual fund shares	4,409	554	4,176	9,353	8,305

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Rydex VT Transportation	Rydex VT U.S. Government Money Market(d)	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	T. Rowe Price Blue Chip Growth
Assets:
Mutual funds, at market value	$38,516	$7,664,853	$60,105	$38,036	$594,429
Investment income receivable	-	-	-	-	-
Net assets	$38,516	$7,664,853	$60,105	$38,036	$594,429

Units outstanding:
EliteDesigns 0 Year	2,619	769,309	5,828	4,767	38,383
EliteDesigns 5 Year	678	4,042	-	-	-
EliteDesigns II	-	133,608	-	-	3,557
Total units	3,297	906,959	5,828	4,767	41,940

Unit value:
EliteDesigns 0 Year	$11.65	$8.24	$10.32	$7.98	$14.41
EliteDesigns 5 Year	$11.82	$8.36	$10.46	$8.10	$14.49
EliteDesigns II	$11.40	$9.78	$9.65	$10.45	$11.63

Mutual funds, at cost	$36,435	$7,664,853	$60,626	$37,557	$499,054
Mutual fund shares	1,554	7,664,853	2,877	1,597	32,045

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets Securities	Templeton Foreign Securities
Assets:
Mutual funds, at market value	$546,651	$229,774	$220,823	$275,966	$5,988
Investment income receivable	-	-	-	-	-
Net assets	$546,651	$229,774	$220,823	$275,966	$5,988

Units outstanding:
EliteDesigns 0 Year	42,707	11,776	23,565	12,940	342
EliteDesigns 5 Year	-	-	-	2,975	-
EliteDesigns II	-	2,132	-	1,089	-
Total units	42,707	13,908	23,565	17,004	342

Unit value:
EliteDesigns 0 Year	$12.80	$17.47	$9.37	$16.61	$17.51
EliteDesigns 5 Year	$12.87	$17.56	$9.43	$16.78	$17.69
EliteDesigns II	$10.64	$11.37	$9.82	$10.24	$11.25

Mutual funds, at cost	$503,224	$180,309	$223,680	$270,003	$5,268
Mutual fund shares	19,262	7,711	45,158	27,082	347

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Templeton Global Bond Securities	Templeton Growth Securities	Third Avenue Value	Van Eck VIP Global Gold(a)	Van Eck VIP Global Hard Assets
Assets:
Mutual funds, at market value	$670,035	$98,081	$70,287	$41,344	$125,605
Investment income receivable	-	-	-	-	-
Net assets	$670,035	$98,081	$70,287	$41,344	$125,605

Units outstanding:
EliteDesigns 0 Year	63,180	7,843	6,766	-	15,913
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,326	-	-	4,718	-
Total units	65,506	7,843	6,766	4,718	15,913

Unit value:
EliteDesigns 0 Year	$10.24	$12.50	$10.39	$7.66	$7.90
EliteDesigns 5 Year	$10.29	$12.57	$10.45	$7.67	$7.95
EliteDesigns II	$10.03	$11.22	$10.37	$8.76	$10.89

Mutual funds, at cost	$667,185	$89,001	$68,147	$40,453	$121,845
Mutual fund shares	36,023	6,440	4,244	6,036	4,111

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Virtus International Series(a)	Virtus Multi-Sector Fixed Income Series(a)	Virtus Premium AlphaSector Series(a)	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT
Assets:
Mutual funds, at market value	$48,571	$25,157	$1,302,379	$89,164	$14,065
Investment income receivable	-	-	-	-	-
Net assets	$48,571	$25,157	$1,302,379	$89,164	$14,065

Units outstanding:
EliteDesigns 0 Year	4,913	2,605	8,702	3,528	1,091
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	112,040	3,666	-
Total units	4,913	2,605	120,742	7,194	1,091

Unit value:
EliteDesigns 0 Year	$9.89	$9.66	$11.30	$13.30	$12.90
EliteDesigns 5 Year	$9.90	$9.67	$11.31	$13.37	$13.08
EliteDesigns II	$10.31	$10.05	$10.75	$11.52	$10.81

Mutual funds, at cost	$47,608	$25,594	$1,208,669	$86,521	$10,814
Mutual fund shares	2,664	2,637	97,923	2,770	538

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Net Assets (continued)

December 31, 2013

	Wells Fargo Advantage Small Cap Value VT	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$73,782	$29,583
Investment income receivable	-	-
Net assets	$73,782	$29,583

Units outstanding:
EliteDesigns 0 Year	2,646	2,876
EliteDesigns 5 Year	4,370	-
EliteDesigns II	-	-
Total units	7,016	2,876

Unit value:
EliteDesigns 0 Year	$10.49	$10.26
EliteDesigns 5 Year	$10.55	$10.28
EliteDesigns II	$10.29	$10.19

Mutual funds, at cost	$63,631	$29,650
Mutual fund shares	6,889	3,564

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2013

	7Twelve Balanced Portfolio(a)	Alger Capital Appreciation	Alliance- Bernstein VPS Growth and Income	Alliance- Bernstein VPS Small/Mid Cap Value	ALPS/Alerian Energy Infrastructure(a)
Investment income (loss):
Dividend distributions	$137	$106	$-	$162	$-
Expenses:
Mortality and expense risk charge	(244)	(180)	(212)	(102)	(252)
Net investment income (loss)	(107)	(74)	(212)	60	(252)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	10	11,252	-	2,212	-
Realized capital gain (loss) on investments	4	11	10	(21)	(446)
Change in unrealized appreciation/depreciation on investments during the year	2,266	2,593	14,363	3,909	4,071
Net realized and unrealized capital gain (loss) on investments	2,280	13,856	14,373	6,100	3,625
Net increase (decrease) in net assets from operations	$2,173	$13,782	$14,161	$6,160	$3,373

(a) New subaccount. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	American Century VP Income & Growth	American Century VP Inflation Protection	American Century VP International	American Century VP Mid Cap Value	American Century VP Value
Investment income (loss):
Dividend distributions	$362	$111	$681	$985	$1,768
Expenses:
Mortality and expense risk charge	(96)	(38)	(285)	(419)	(391)
Net investment income (loss)	266	73	396	566	1,377

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	691	-
Realized capital gain (loss) on investments	8,319	-	657	2,008	4,608
Change in unrealized appreciation/depreciation on investments during the year	(734)	(235)	13,557	19,601	21,619
Net realized and unrealized capital gain (loss) on investments	7,585	(235)	14,214	22,300	26,227
Net increase (decrease) in net assets from operations	$7,851	$(162)	$14,610	$22,866	$27,604

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.	BlackRock High Yield V.I.
Investment income (loss):
Dividend distributions	$2,002	$5,664	$2,383	$47	$25,704
Expenses:
Mortality and expense risk charge	(232)	(1,570)	(597)	(123)	(2,145)
Net investment income (loss)	1,770	4,094	1,786	(76)	23,559

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	4,811	8,892	-	-
Realized capital gain (loss) on investments	12	38,413	918	45	4,919
Change in unrealized appreciation/depreciation on investments during the year	15,195	21,860	8,111	6,748	25,436
Net realized and unrealized capital gain (loss) on investments	15,207	65,084	17,921	6,793	30,355
Net increase (decrease) in net assets from operations	$16,977	$69,178	$19,707	$6,717	$53,914

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	BlackRock Large Cap Growth V.I.	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Investment income (loss):
Dividend distributions	$113	$263	$551	$3,888	$1,371
Expenses:
Mortality and expense risk charge	(72)	(179)	(114)	(436)	(1,407)
Net investment income (loss)	41	84	437	3,452	(36)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,812	827	754	-	457
Realized capital gain (loss) on investments	6	8	9	660	1
Change in unrealized appreciation/depreciation on investments during the year	2,883	(1,242)	2,554	5,527	(1,485)
Net realized and unrealized capital gain (loss) on investments	4,701	(407)	3,317	6,187	(1,027)
Net increase (decrease) in net assets from operations	$4,742	$(323)	$3,754	$9,639	$(1,063)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Direxion Dynamic VP HY Bond(e)	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth
Investment income (loss):
Dividend distributions	$896	$340	$200	$-	$-
Expenses:
Mortality and expense risk charge	(196)	(110)	(43)	(110)	(4)
Net investment income (loss)	700	230	157	(110)	(4)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,123	-	-	-	-
Realized capital gain (loss) on investments	26	144	84	1,291	-
Change in unrealized appreciation/depreciation on investments during the year	1,360	4,818	-	6,306	303
Net realized and unrealized capital gain (loss) on investments	6,509	4,962	84	7,597	303
Net increase (decrease) in net assets from operations	$7,209	$5,192	$241	$7,487	$299

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Dreyfus VIF International Value(e)	DWS Global Growth VIP(c)	DWS Global Small Cap Growth VIP	DWS Government & Agency Securities VIP	DWS High Income VIP
Investment income (loss):
Dividend distributions	$54	$-	$11	$1,787	$347
Expenses:
Mortality and expense risk charge	(44)	(40)	(16)	(363)	(974)
Net investment income (loss)	10	(40)	(5)	1,424	(627)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	199	2,775	-
Realized capital gain (loss) on investments	3	1,337	55	(3,989)	530
Change in unrealized appreciation/depreciation on investments during the year	1,642	-	706	(2,828)	4,109
Net realized and unrealized capital gain (loss) on investments	1,645	1,337	960	(4,042)	4,639
Net increase (decrease) in net assets from operations	$1,655	$1,297	$955	$(2,618)	$4,012

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	DWS Large Cap Value VIP	DWS Small Mid Cap Value VIP(c)	Federated High Income Bond II(e)	Fidelity VIP Balanced	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$-	$665	$13,327	$7,125	$6,633
Expenses:
Mortality and expense risk charge	(97)	(322)	(691)	(2,249)	(2,073)
Net investment income (loss)	(97)	343	12,636	4,876	4,560

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	20,879	232
Realized capital gain (loss) on investments	801	7,524	3,324	9,834	12,928
Change in unrealized appreciation/depreciation on investments during the year	1,325	19,265	(4,038)	46,744	117,026
Net realized and unrealized capital gain (loss) on investments	2,126	26,789	(714)	77,457	130,186
Net increase (decrease) in net assets from operations	$2,029	$27,132	$11,922	$82,333	$134,746

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities(e)	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$12	$16,089	$9	$83	$38,459
Expenses:
Mortality and expense risk charge	(5)	(745)	(230)	(534)	(466)
Net investment income (loss)	7	15,344	(221)	(451)	37,993

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	382	2,340	-	114	-
Realized capital gain (loss) on investments	-	(12,585)	16,736	15,295	(873)
Change in unrealized appreciation/depreciation on investments during the year	(67)	(1,391)	(874)	26,756	(33,189)
Net realized and unrealized capital gain (loss) on investments	315	(11,636)	15,862	42,165	(34,062)
Net increase (decrease) in net assets from operations	$322	$3,708	$15,641	$41,714	$3,931

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate
Investment income (loss):
Dividend distributions	$52,176	$10,099	$1,450	$121	$3,162
Expenses:
Mortality and expense risk charge	(5,153)	(1,498)	(1,334)	(50)	(1,416)
Net investment income (loss)	47,023	8,601	116	71	1,746

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	10,032	5,777	64,500	42	8,925
Realized capital gain (loss) on investments	18,016	(2,808)	1,715	(221)	(12,492)
Change in unrealized appreciation/depreciation on investments during the year	320,608	(21,747)	34,097	2,039	(29,340)
Net realized and unrealized capital gain (loss) on investments	348,656	(18,778)	100,312	1,860	(32,907)
Net increase (decrease) in net assets from operations	$395,679	$(10,177)	$100,428	$1,931	$(31,161)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Fidelity VIP Strategic Income	Franklin Flex Cap Growth Securities	Franklin Growth & Income Securities	Franklin High Income Securities	Franklin Income Securities
Investment income (loss):
Dividend distributions	$2,675	$-	$2,810	$4,001	$19,213
Expenses:
Mortality and expense risk charge	(989)	(57)	(269)	(14,724)	(1,676)
Net investment income (loss)	1,686	(57)	2,541	(10,723)	17,537

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	889	-	-	-	-
Realized capital gain (loss) on investments	(1,070)	3,705	12,354	21,796	2,877
Change in unrealized appreciation/depreciation on investments during the year	(2,735)	366	(1,259)	284,608	12,906
Net realized and unrealized capital gain (loss) on investments	(2,916)	4,071	11,095	306,404	15,783
Net increase (decrease) in net assets from operations	$(1,230)	$4,014	$13,636	$295,681	$33,320

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Franklin Large Cap Value Securities	Franklin Mutual Global Discovery Securities	Franklin Mutual Shares Securities	Franklin Rising Dividends Securities	Franklin Small Cap Value Securities
Investment income (loss):
Dividend distributions	$-	$2,355	$579	$9,386	$22
Expenses:
Mortality and expense risk charge	(42)	(356)	(224)	(2,415)	(444)
Net investment income (loss)	(42)	1,999	355	6,971	(422)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	9,787	-	-	28
Realized capital gain (loss) on investments	14	44	7,387	2,066	23,207
Change in unrealized appreciation/depreciation on investments during the year	3,187	7,009	2,022	107,868	1,077
Net realized and unrealized capital gain (loss) on investments	3,201	16,840	9,409	109,934	24,312
Net increase (decrease) in net assets from operations	$3,159	$18,839	$9,764	$116,905	$23,890

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Franklin Small-Mid Cap Growth Securities	Franklin Strategic Income Securities	Franklin US Government Securities	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate(c)
Investment income (loss):
Dividend distributions	$-	$10,472	$904	$-	$822
Expenses:
Mortality and expense risk charge	(585)	(755)	(984)	(168)	(875)
Net investment income (loss)	(585)	9,717	(80)	(168)	(53)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	12,995	2,252	-	2,883	1,636
Realized capital gain (loss) on investments	7,071	(3,247)	4,467	824	(736)
Change in unrealized appreciation/depreciation on investments during the year	25,416	(7,208)	(104)	6,820	(430)
Net realized and unrealized capital gain (loss) on investments	45,482	(8,203)	4,363	10,527	470
Net increase (decrease) in net assets from operations	$44,897	$1,514	$4,283	$10,359	$417

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity	Goldman Sachs VIT Structured Small Cap Equity
Investment income (loss):
Dividend distributions	$171	$555	$156	$1,724	$-
Expenses:
Mortality and expense risk charge	(16)	(359)	(269)	(197)	(186)
Net investment income (loss)	155	196	(113)	1,527	(186)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,081	7,410	3,713	-	-
Realized capital gain (loss) on investments	2,043	4,834	112	2,272	10,467
Change in unrealized appreciation/depreciation on investments during the year	(2,366)	3,610	10,124	6,977	-
Net realized and unrealized capital gain (loss) on investments	1,758	15,854	13,949	9,249	10,467
Net increase (decrease) in net assets from operations	$1,913	$16,050	$13,836	$10,776	$10,281

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Select Allocation	Guggenheim VT Floating Rate Strategies(a)	Guggenheim VT Global Managed Futures Strategy
Investment income (loss):
Dividend distributions	$201	$10,639	$5,525	$-	$-
Expenses:
Mortality and expense risk charge	(4,499)	(2,275)	(1,309)	(1,412)	(86)
Net investment income (loss)	(4,298)	8,364	4,216	(1,412)	(86)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	16,097	-	-	-
Realized capital gain (loss) on investments	27,383	31,233	13,387	2,161	(2,838)
Change in unrealized appreciation/depreciation on investments during the year	252,945	13,862	43,721	12,506	4,245
Net realized and unrealized capital gain (loss) on investments	280,328	61,192	57,108	14,667	1,407
Net increase (decrease) in net assets from operations	$276,030	$69,556	$61,324	$13,255	$1,321

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT High Yield	Guggenheim VT Large Cap Value	Guggenheim VT Long Short Equity(c)	Guggenheim VT Macro Opportunities(a)	Guggenheim VT Mid Cap Value
Investment income (loss):
Dividend distributions	$-	$-	$4	$-	$-
Expenses:
Mortality and expense risk charge	(2,190)	(10)	(230)	(118)	(66)
Net investment income (loss)	(2,190)	(10)	(226)	(118)	(66)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	62,407	3,505	34	66	978
Change in unrealized appreciation/depreciation on investments during the year	(8,436)	(1,700)	9,764	1,537	2,177
Net realized and unrealized capital gain (loss) on investments	53,971	1,805	9,798	1,603	3,155
Net increase (decrease) in net assets from operations	$51,781	$1,795	$9,572	$1,485	$3,089

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Small Cap Value	Guggenheim VT StylePlus Large Growth(c)	Guggenheim VT StylePlus Mid Growth(c)(e)	Guggenheim VT Total Return Bond(c)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(256)	(289)	(174)	(81)	-
Net investment income (loss)	(256)	(289)	(174)	(81)	-

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	525	5,856	4,608	6	1
Change in unrealized appreciation/depreciation on investments during the year	106	13,450	13,193	7,196	-
Net realized and unrealized capital gain (loss) on investments	631	19,306	17,801	7,202	1
Net increase (decrease) in net assets from operations	$375	$19,017	$17,627	$7,121	$1

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Guggenheim VT World Equity Income(c)	Ibbotson Balanced ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	ING Clarion Global Real Estate
Investment income (loss):
Dividend distributions	$-	$999	$854	$3,688	$2,274
Expenses:
Mortality and expense risk charge	(5,139)	(330)	(203)	(550)	(168)
Net investment income (loss)	(5,139)	669	651	3,138	2,106

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	387	93	2,338	-
Realized capital gain (loss) on investments	151,687	650	4	41	(96)
Change in unrealized appreciation/depreciation on investments during the year	83,155	2,516	1,779	6,106	(1,248)
Net realized and unrealized capital gain (loss) on investments	234,842	3,553	1,876	8,485	(1,344)
Net increase (decrease) in net assets from operations	$229,703	$4,222	$2,527	$11,623	$762

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	ING Clarion Real Estate	Innealta Capital Country Rotation	Innealta Capital Sector Rotation	Invesco V.I. American Value(c)	Invesco V.I. Comstock(c)
Investment income (loss):
Dividend distributions	$559	$10	$-	$186	$738
Expenses:
Mortality and expense risk charge	(145)	(135)	(25)	(245)	(243)
Net investment income (loss)	414	(125)	(25)	(59)	495

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	2	-	-	-
Realized capital gain (loss) on investments	986	-	(462)	12,164	4,733
Change in unrealized appreciation/depreciation on investments during the year	(1,169)	(122)	-	4,842	5,348
Net realized and unrealized capital gain (loss) on investments	(183)	(120)	(462)	17,006	10,081
Net increase (decrease) in net assets from operations	$231	$(245)	$(487)	$16,947	$10,576

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Invesco V.I. Equity and Income(c)	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities(e)	Invesco V.I. Growth and Income(c)
Investment income (loss):
Dividend distributions	$1,305	$1,360	$2,438	$387	$174
Expenses:
Mortality and expense risk charge	(415)	(1,094)	(598)	(87)	(44)
Net investment income (loss)	890	266	1,840	300	130

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	120
Realized capital gain (loss) on investments	686	3,334	4,590	(2,627)	210
Change in unrealized appreciation/depreciation on investments during the year	9,931	75,907	(16,625)	905	1,858
Net realized and unrealized capital gain (loss) on investments	10,617	79,241	(12,035)	(1,722)	2,188
Net increase (decrease) in net assets from operations	$11,507	$79,507	$(10,195)	$(1,422)	$2,318

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth(c)	Invesco V.I. S&P 500 Index
Investment income (loss):
Dividend distributions	$13,782	$742	$77	$136	$1,082
Expenses:
Mortality and expense risk charge	(1,019)	(391)	(258)	(59)	(3,812)
Net investment income (loss)	12,763	351	(181)	77	(2,730)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	1,075	-	-
Realized capital gain (loss) on investments	3,756	4,601	14,828	5,114	107,914
Change in unrealized appreciation/depreciation on investments during the year	(7,436)	4,576	(118)	737	9,686
Net realized and unrealized capital gain (loss) on investments	(3,680)	9,177	15,785	5,851	117,600
Net increase (decrease) in net assets from operations	$9,083	$9,528	$15,604	$5,928	$114,870

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Invesco V.I. Small Cap Equity	Invesco V.I. Utilities	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity
Investment income (loss):
Dividend distributions	$-	$555	$-	$414	$-
Expenses:
Mortality and expense risk charge	(219)	(63)	(119)	(258)	-
Net investment income (loss)	(219)	492	(119)	156	-

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	845	427	-	2,377	-
Realized capital gain (loss) on investments	8,440	(1)	13	3,754	35
Change in unrealized appreciation/depreciation on investments during the year	1,590	(139)	8,042	4,170	-
Net realized and unrealized capital gain (loss) on investments	10,875	287	8,055	10,301	35
Net increase (decrease) in net assets from operations	$10,656	$779	$7,936	$10,457	$35

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Growth	Ivy Funds VIP High Income
Investment income (loss):
Dividend distributions	$772	$-	$-	$47	$112,605
Expenses:
Mortality and expense risk charge	(191)	(250)	-	(58)	(6,923)
Net investment income (loss)	581	(250)	-	(11)	105,682

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,049	68	-	834	-
Realized capital gain (loss) on investments	14	50	24	(332)	53,204
Change in unrealized appreciation/depreciation on investments during the year	8,031	8,495	15	3,699	(5,776)
Net realized and unrealized capital gain (loss) on investments	9,094	8,613	39	4,201	47,428
Net increase (decrease) in net assets from operations	$9,675	$8,363	$39	$4,190	$153,110
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology
Investment income (loss):
Dividend distributions	$5,731	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(1,268)	(522)	(283)	(43)	(387)
Net investment income (loss)	4,463	(522)	(283)	(43)	(387)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	165	1,641	-	5,673
Realized capital gain (loss) on investments	29,337	(3,529)	2,050	(33)	989
Change in unrealized appreciation/depreciation on investments during the year	24,530	3,464	12,674	(985)	30,202
Net realized and unrealized capital gain (loss) on investments	53,867	100	16,365	(1,018)	36,864
Net increase (decrease) in net assets from operations	$58,330	$(422)	$16,082	$(1,061)	$36,477

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise	Janus Aspen Forty
Investment income (loss):
Dividend distributions	$-	$660	$109	$403	$359
Expenses:
Mortality and expense risk charge	(2)	(81)	(9)	(341)	(94)
Net investment income (loss)	(2)	579	100	62	265

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	4,879	348	-	-
Realized capital gain (loss) on investments	(187)	(699)	21	7,528	543
Change in unrealized appreciation/depreciation on investments during the year	463	203	(219)	20,565	1,090
Net realized and unrealized capital gain (loss) on investments	276	4,383	150	28,093	1,633
Net increase (decrease) in net assets from operations	$274	$4,962	$250	$28,155	$1,898

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
Investment income (loss):
Dividend distributions	$18	$21	$1,072	$-	$14
Expenses:
Mortality and expense risk charge	(80)	(165)	(393)	(31)	(42)
Net investment income (loss)	(62)	(144)	679	(31)	(28)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	225	-	-
Realized capital gain (loss) on investments	13,395	6,188	18	1	838
Change in unrealized appreciation/depreciation on investments during the year	(113)	(395)	20,237	856	1,417
Net realized and unrealized capital gain (loss) on investments	13,282	5,793	20,480	857	2,255
Net increase (decrease) in net assets from operations	$13,220	$5,649	$21,159	$826	$2,227

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC
Investment income (loss):
Dividend distributions	$-	$3,016	$-	$38	$-
Expenses:
Mortality and expense risk charge	(6)	(835)	(611)	(30)	(44)
Net investment income (loss)	(6)	2,181	(611)	8	(44)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	1,171	18,788	-	4
Realized capital gain (loss) on investments	129	17,636	14,617	13	2,004
Change in unrealized appreciation/depreciation on investments during the year	-	(1,783)	15,419	1,877	-
Net realized and unrealized capital gain (loss) on investments	129	17,024	48,824	1,890	2,008
Net increase (decrease) in net assets from operations	$123	$19,205	$48,213	$1,898	$1,964

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	MFS VIT Emerging Markets Equity	MFS VIT Investors Growth Stock	MFS VIT Investors Trust
Investment income (loss):
Dividend distributions	$-	$1,847	$611	$37	$-
Expenses:
Mortality and expense risk charge	(95)	(683)	(163)	(24)	(29)
Net investment income (loss)	(95)	1,164	448	13	(29)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	97	-	278	-
Realized capital gain (loss) on investments	17,231	(1,038)	(816)	(211)	2,407
Change in unrealized appreciation/depreciation on investments during the year	(4,199)	(3,869)	625	693	(121)
Net realized and unrealized capital gain (loss) on investments	13,032	(4,810)	(191)	760	2,286
Net increase (decrease) in net assets from operations	$12,937	$(3,646)	$257	$773	$2,257

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	MFS VIT New Discovery	MFS VIT Research	MFS VIT Research Bond	MFS VIT Research International	MFS VIT Total Return
Investment income (loss):
Dividend distributions	$-	$317	$2,046	$75	$4,256
Expenses:
Mortality and expense risk charge	(272)	(209)	(960)	(27)	(744)
Net investment income (loss)	(272)	108	1,086	48	3,512

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8	264	825	-	-
Realized capital gain (loss) on investments	7,570	4,247	2,230	1,032	463
Change in unrealized appreciation/depreciation on investments during the year	7,455	4,901	(7,476)	543	15,286
Net realized and unrealized capital gain (loss) on investments	15,033	9,412	(4,421)	1,575	15,749
Net increase (decrease) in net assets from operations	$14,761	$9,520	$(3,335)	$1,623	$19,261

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA(c)
Investment income (loss):
Dividend distributions	$2,232	$191	$95	$21	$460
Expenses:
Mortality and expense risk charge	(690)	(17)	(55)	(17)	(200)
Net investment income (loss)	1,542	174	40	4	260

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,986	59	601	-	-
Realized capital gain (loss) on investments	10,499	(1)	278	4	9,494
Change in unrealized appreciation/depreciation on investments during the year	6,074	(588)	2,967	1,150	2,286
Net realized and unrealized capital gain (loss) on investments	18,559	(530)	3,846	1,154	11,780
Net increase (decrease) in net assets from operations	$20,101	$(356)	$3,886	$1,158	$12,040

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA(c)	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Investment income (loss):
Dividend distributions	$1,566	$181	$257	$11,419	$351
Expenses:
Mortality and expense risk charge	(783)	(297)	(163)	(1,100)	(152)
Net investment income (loss)	783	(116)	94	10,319	199

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	444	-	-
Realized capital gain (loss) on investments	299	1,070	1,933	(1,108)	(6,319)
Change in unrealized appreciation/depreciation on investments during the year	6,869	10,402	14,109	(13,133)	4,160
Net realized and unrealized capital gain (loss) on investments	7,168	11,472	16,486	(14,241)	(2,159)
Net increase (decrease) in net assets from operations	$7,951	$11,356	$16,580	$(3,922)	$(1,960)

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Adminstrative Class(e)
Investment income (loss):
Dividend distributions	$22,048	$597	$294	$90,643	$1,068
Expenses:
Mortality and expense risk charge	(2,041)	(145)	(128)	(7,564)	(289)
Net investment income (loss)	20,007	452	166	83,079	779

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,773	188	400	-	-
Realized capital gain (loss) on investments	(18,969)	(547)	(1,212)	60,872	178
Change in unrealized appreciation/depreciation on investments during the year	(46,398)	(367)	(3,288)	(29,341)	(1,370)
Net realized and unrealized capital gain (loss) on investments	(61,594)	(726)	(4,100)	31,531	(1,192)
Net increase (decrease) in net assets from operations	$(41,587)	$(274)	$(3,934)	$114,610	$(413)

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Adminstrative Class(e)	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Adminstrative Class(e)
Investment income (loss):
Dividend distributions	$6,144	$411	$7,691	$678	$4,843
Expenses:
Mortality and expense risk charge	(2,060)	(123)	(1,996)	(517)	(886)
Net investment income (loss)	4,084	288	5,695	161	3,957

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	242	3,081	-	1,163
Realized capital gain (loss) on investments	(620)	707	(14,266)	22	10,817
Change in unrealized appreciation/depreciation on investments during the year	(5,497)	(4,977)	(40,398)	731	(19,825)
Net realized and unrealized capital gain (loss) on investments	(6,117)	(4,028)	(51,583)	753	(7,845)
Net increase (decrease) in net assets from operations	$(2,033)	$(3,740)	$(45,888)	$914	$(3,888)

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT	Pioneer Strategic Income VCT
Investment income (loss):
Dividend distributions	$23,429	$163	$863	$1,920	$553
Expenses:
Mortality and expense risk charge	(4,752)	(55)	(149)	(178)	(64)
Net investment income (loss)	18,677	108	714	1,742	489

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,379	-	-	-	32
Realized capital gain (loss) on investments	(21,258)	9	2,564	(6,940)	(1)
Change in unrealized appreciation/depreciation on investments during the year	(29,332)	35	3,513	768	(297)
Net realized and unrealized capital gain (loss) on investments	(45,211)	44	6,077	(6,172)	(266)
Net increase (decrease) in net assets from operations	$(26,534)	$152	$6,791	$(4,430)	$223

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Power Income VIT	Probabilities Fund(a)	Putnam VT Absolute Return 500	Putnam VT Diversified Income	Putnam VT Equity Income
Investment income (loss):
Dividend distributions	$3,685	$-	$-	$-	$153
Expenses:
Mortality and expense risk charge	(3,116)	(41,254)	(1,758)	(101)	(87)
Net investment income (loss)	569	(41,254)	(1,758)	(101)	66

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,186	-	-	-	-
Realized capital gain (loss) on investments	29,172	(17,037)	(3,180)	1	3
Change in unrealized appreciation/depreciation on investments during the year	3,317	532,601	7,094	1,917	2,690
Net realized and unrealized capital gain (loss) on investments	35,675	515,564	3,914	1,918	2,693
Net increase (decrease) in net assets from operations	$36,244	$474,310	$2,156	$1,817	$2,759

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Putnam VT High Yield	Putnam VT Income	Putnam VT Voyager	Rydex VT Banking	Rydex VT Basic Materials
Investment income (loss):
Dividend distributions	$-	$-	$-	$1,918	$801
Expenses:
Mortality and expense risk charge	(14,226)	(54)	(6)	(1,242)	(498)
Net investment income (loss)	(14,226)	(54)	(6)	676	303

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	24,905	5,707
Realized capital gain (loss) on investments	4,408	-	(144)	48,783	(3,235)
Change in unrealized appreciation/depreciation on investments during the year	292,000	478	-	(9,139)	(515)
Net realized and unrealized capital gain (loss) on investments	296,408	478	(144)	64,549	1,957
Net increase (decrease) in net assets from operations	$282,182	$424	$(150)	$65,225	$2,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Investment income (loss):
Dividend distributions	$-	$-	$2,769	$-	$92
Expenses:
Mortality and expense risk charge	(2,187)	(842)	(1,551)	(3,422)	(152)
Net investment income (loss)	(2,187)	(842)	1,218	(3,422)	(60)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	217,802	(72,814)	63,181	494,939	4,272
Change in unrealized appreciation/depreciation on investments during the year	7,114	(176)	9,288	45,323	7,257
Net realized and unrealized capital gain (loss) on investments	224,916	(72,990)	72,469	540,262	11,529
Net increase (decrease) in net assets from operations	$222,729	$(73,832)	$73,687	$536,840	$11,469

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Investment income (loss):
Dividend distributions	$259	$-	$59	$405	$1,427
Expenses:
Mortality and expense risk charge	(670)	(125)	(646)	(603)	(1,034)
Net investment income (loss)	(411)	(125)	(587)	(198)	393

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,842	911	-	-	11,229
Realized capital gain (loss) on investments	25,416	2,596	(9,297)	(5,622)	(150,001)
Change in unrealized appreciation/depreciation on investments during the year	11,288	1,543	(494)	2,788	18,864
Net realized and unrealized capital gain (loss) on investments	38,546	5,050	(9,791)	(2,834)	(119,908)
Net increase (decrease) in net assets from operations	$38,135	$4,925	$(10,378)	$(3,032)	$(119,515)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse NASDAQ-100 Strategy
Investment income (loss):
Dividend distributions	$235	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(713)	(49)	(112)	(189)	(164)
Net investment income (loss)	(478)	(49)	(112)	(189)	(164)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	374	-	-	-
Realized capital gain (loss) on investments	24,943	1,367	(26,063)	7,476	(17,996)
Change in unrealized appreciation/depreciation on investments during the year	29,848	2,965	3,103	463	179
Net realized and unrealized capital gain (loss) on investments	54,791	4,706	(22,960)	7,939	(17,817)
Net increase (decrease) in net assets from operations	$54,313	$4,657	$(23,072)	$7,750	$(17,981)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure	Rydex VT Mid-Cap 1.5x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$472	$-
Expenses:
Mortality and expense risk charge	(32)	(19)	(2,649)	(364)	(448)
Net investment income (loss)	(32)	(19)	(2,649)	108	(448)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on investments	(2,352)	(1,133)	37,956	17,417	21,515
Change in unrealized appreciation/depreciation on investments during the year	(179)	361	326	4,884	12,691
Net realized and unrealized capital gain (loss) on investments	(2,531)	(772)	38,282	22,301	34,206
Net increase (decrease) in net assets from operations	$(2,563)	$(791)	$35,633	$22,409	$33,758

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals	Rydex VT Real Estate
Investment income (loss):
Dividend distributions	$-	$-	$-	$1,470	$1,133
Expenses:
Mortality and expense risk charge	(1,956)	(175)	(57)	(1,070)	(3,444)
Net investment income (loss)	(1,956)	(175)	(57)	400	(2,311)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	15,928	-	-	-
Realized capital gain (loss) on investments	166,285	(5,423)	5,843	(263,982)	32,550
Change in unrealized appreciation/depreciation on investments during the year	3,872	4,899	2,616	23,029	(5,679)
Net realized and unrealized capital gain (loss) on investments	170,157	15,404	8,459	(240,953)	26,871
Net increase (decrease) in net assets from operations	$168,201	$15,229	$8,402	$(240,553)	$24,560

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(40)	(462)	(24)	(33)	(3,781)
Net investment income (loss)	(40)	(462)	(24)	(33)	(3,781)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	190	-	-	-	-
Realized capital gain (loss) on investments	383	26,820	982	38	166,770
Change in unrealized appreciation/depreciation on investments during the year	524	10,749	2,219	1,595	54,455
Net realized and unrealized capital gain (loss) on investments	1,097	37,569	3,201	1,633	221,225
Net increase (decrease) in net assets from operations	$1,057	$37,107	$3,177	$1,600	$217,444

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value
Investment income (loss):
Dividend distributions	$-	$-	$18	$-	$1,571
Expenses:
Mortality and expense risk charge	(2,812)	(590)	(527)	(1,225)	(536)
Net investment income (loss)	(2,812)	(590)	(509)	(1,225)	1,035

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,533	-	8,149	-
Realized capital gain (loss) on investments	144,990	(3,847)	22,278	96,388	13,088
Change in unrealized appreciation/depreciation on investments during the year	6,380	3,354	993	6,775	3,415
Net realized and unrealized capital gain (loss) on investments	151,370	3,040	23,271	111,312	16,503
Net increase (decrease) in net assets from operations	$148,558	$2,450	$22,762	$110,087	$17,538

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Tele- communications	Rydex VT Transportation	Rydex VT U.S. Government Money Market(d)
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$4
Expenses:
Mortality and expense risk charge	(267)	(71)	(531)	(1,252)	(50,401)
Net investment income (loss)	(267)	(71)	(531)	(1,252)	(50,397)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	99
Realized capital gain (loss) on investments	(3,800)	497	7,508	60,831	-
Change in unrealized appreciation/depreciation on investments during the year	(3,319)	6,083	2,352	(5,236)	-
Net realized and unrealized capital gain (loss) on investments	(7,119)	6,580	9,860	55,595	99
Net increase (decrease) in net assets from operations	$(7,386)	$6,509	$9,329	$54,343	$(50,298)

(d) Liquidation. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Investment income (loss):
Dividend distributions	$1,903	$-	$-	$3,584	$-
Expenses:
Mortality and expense risk charge	(826)	(102)	(1,217)	(879)	(1,188)
Net investment income (loss)	1,077	(102)	(1,217)	2,705	(1,188)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	9,243
Realized capital gain (loss) on investments	(46,047)	(3,695)	8,478	9,680	48,951
Change in unrealized appreciation/depreciation on investments during the year	(247)	1,324	91,113	39,019	46,238
Net realized and unrealized capital gain (loss) on investments	(46,294)	(2,371)	99,591	48,699	104,432
Net increase (decrease) in net assets from operations	$(45,217)	$(2,473)	$98,374	$51,404	$103,244

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets Securities	Templeton Foreign Securities	Templeton Global Bond Securities	Templeton Growth Securities
Investment income (loss):
Dividend distributions	$2,732	$7,017	$656	$45,760	$-
Expenses:
Mortality and expense risk charge	(885)	(1,292)	(32)	(3,535)	(172)
Net investment income (loss)	1,847	5,725	624	42,225	(172)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	11,815	-
Realized capital gain (loss) on investments	(391)	(1,365)	(1,099)	(5,712)	354
Change in unrealized appreciation/depreciation on investments during the year	(2,389)	(15,264)	720	(47,625)	9,080
Net realized and unrealized capital gain (loss) on investments	(2,780)	(16,629)	(379)	(41,522)	9,434
Net increase (decrease) in net assets from operations	$(933)	$(10,904)	$245	$703	$9,262

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Third Avenue Value	Van Eck VIP Global Gold(a)	Van Eck VIP Global Hard Assets	Virtus International Series(a)	Virtus Multi-Sector Fixed Income Series(a)
Investment income (loss):
Dividend distributions	$2,632	$-	$1,704	$799	$617
Expenses:
Mortality and expense risk charge	(209)	(7)	(863)	(114)	(23)
Net investment income (loss)	2,423	(7)	841	685	594

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	6,607	-	-
Realized capital gain (loss) on investments	(171)	-	(9,573)	2	-
Change in unrealized appreciation/depreciation on investments during the year	1,930	891	(88)	963	(437)
Net realized and unrealized capital gain (loss) on investments	1,759	891	(3,054)	965	(437)
Net increase (decrease) in net assets from operations	$4,182	$884	$(2,213)	$1,650	$157

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

	Virtus Premium AlphaSector Series(a)	Wells Fargo Advantage International Equity VT	Wells Fargo Advantage Omega Growth VT	Wells Fargo Advantage Opportunity VT	Wells Fargo Advantage Small Cap Value VT
Investment income (loss):
Dividend distributions	$2,534	$-	$-	$25	$613
Expenses:
Mortality and expense risk charge	(4,400)	(538)	(67)	(62)	(196)
Net investment income (loss)	(1,866)	(538)	(67)	(37)	417

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,898	-	25	-	-
Realized capital gain (loss) on investments	156	22,481	2	1,591	8,777
Change in unrealized appreciation/depreciation on investments during the year	93,710	-	2,643	2,096	814
Net realized and unrealized capital gain (loss) on investments	97,764	22,481	2,670	3,687	9,591
Net increase (decrease) in net assets from operations	$95,898	$21,943	$2,603	$3,650	$10,008

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2013

Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$193
Expenses:
Mortality and expense risk charge	(505)
Net investment income (loss)	(312)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-
Realized capital gain (loss) on investments	13,642
Change in unrealized appreciation/depreciation on investments during the year	(67)
Net realized and unrealized capital gain (loss) on investments	13,575
Net increase (decrease) in net assets from operations	$13,263

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2013 and 2012

	7Twelve Balanced Portfolio(a)	Alger Capital Appreciation		Alliance- Bernstein VPS Growth and Income	Alliance- Bernstein VPS Small/Mid Cap Value	ALPS/Alerian Energy Infrastructure(a)
	2013	2013	2012	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(107)	$(74)	$-	$(212)	$60	$(252)
Capital gains distributions	10	11,252	-	-	2,212	-
Realized capital gain (loss) on sales of fund shares	4	11	(36)	10	(21)	(446)
Change in unrealized appreciation/depreciation on investments during the year	2,266	2,593	-	14,363	3,909	4,071
Net increase (decrease) in net assets from operations	2,173	13,782	(36)	14,161	6,160	3,373

From contract owner transactions:
Variable annuity deposits	78,149	-	-	-	35,244	12,616
Contract owner maintenance charges	-	(27)	-	-	-	(124)
Terminations and withdrawals	-	(190)	(2)	-	(88)	(932)
Transfers between subaccounts, net	-	130,528	38	123,793	31,668	46,338
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	78,149	130,311	36	123,793	66,824	57,898
Net increase (decrease) in net assets	80,322	144,093	-	137,954	72,984	61,271
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$80,322	$144,093	$-	$137,954	$72,984	$61,271

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	American Century VP Income & Growth		American Century VP Inflation Protection	American Century VP International
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$266	$1,319	$73	$396	$(351)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	8,319	3,328	-	657	24,091
Change in unrealized appreciation/depreciation on investments during the year	(734)	734	(235)	13,557	356
Net increase (decrease) in net assets from operations	7,851	5,381	(162)	14,610	24,096

From contract owner transactions:
Variable annuity deposits	-	128,770	-	62,104	7,400
Contract owner maintenance charges	-	-	-	-	-
Terminations and withdrawals	-	(26,759)	-	(1,325)	(1,540)
Transfers between subaccounts, net	(75,819)	(39,424)	24,658	67,012	(19,806)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(75,819)	62,587	24,658	127,791	(13,946)
Net increase (decrease) in net assets	(67,968)	67,968	24,496	142,401	10,150
Net assets at beginning of year	67,968	-	-	10,150	-
Net assets at end of year	$-	$67,968	$24,496	$152,551	$10,150

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	American Century VP Mid Cap Value		American Century VP Value		BlackRock Basic Value V.I.
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$566	$670	$1,377	$905	$1,770	$(99)
Capital gains distributions	691	1,584	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2,008	(185)	4,608	3,205	12	(2,928)
Change in unrealized appreciation/depreciation on investments during the year	19,601	1,990	21,619	4,163	15,195	-
Net increase (decrease) in net assets from operations	22,866	4,059	27,604	8,273	16,977	(3,027)

From contract owner transactions:
Variable annuity deposits	8,260	25,754	-	-	-	-
Contract owner maintenance charges	-	-	(9)	(8)	-	(17)
Terminations and withdrawals	(5,774)	(6,654)	(21,763)	(2,010)	-	(1,414)
Transfers between subaccounts, net	86,523	23,836	219,664	19,413	181,321	4,458
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	89,009	42,936	197,892	17,395	181,321	3,027
Net increase (decrease) in net assets	111,875	46,995	225,496	25,668	198,298	-
Net assets at beginning of year	46,995	-	50,570	24,902	-	-
Net assets at end of year	$158,870	$46,995	$276,066	$50,570	$198,298	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	BlackRock Equity Dividend V.I.		BlackRock Global Allocation V.I.		BlackRock Global Opportunities V.I.
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,094	$3,340	$1,786	$961	$(76)	$96
Capital gains distributions	4,811	175	8,892	246	-	-
Realized capital gain (loss) on sales of fund shares	38,413	177	918	5	45	137
Change in unrealized appreciation/depreciation on investments during the year	21,860	11,707	8,111	2,401	6,748	968
Net increase (decrease) in net assets from operations	69,178	15,399	19,707	3,613	6,717	1,201

From contract owner transactions:
Variable annuity deposits	111,542	64,215	19,838	52,219	19,330	14,800
Contract owner maintenance charges	(112)	(51)	(83)	(18)	-	-
Terminations and withdrawals	(10,532)	(17,275)	(11,839)	(30)	(243)	(3,074)
Transfers between subaccounts, net	(36,568)	95,479	134,188	20,100	-	3,485
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	64,330	142,368	142,104	72,271	19,087	15,211
Net increase (decrease) in net assets	133,508	157,767	161,811	75,884	25,804	16,412
Net assets at beginning of year	213,254	55,487	75,884	-	16,412	-
Net assets at end of year	$346,762	$213,254	$237,695	$75,884	$42,216	$16,412

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
	2013	2012	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$23,559	$(32)	$41	$84	$437	$3,452
Capital gains distributions	-	-	1,812	827	754	-
Realized capital gain (loss) on sales of fund shares	4,919	2,824	6	8	9	660
Change in unrealized appreciation/depreciation on investments during the year	25,436	-	2,883	(1,242)	2,554	5,527
Net increase (decrease) in net assets from operations	53,914	2,792	4,742	(323)	3,754	9,639

From contract owner transactions:
Variable annuity deposits	13,579	-	19,877	7,766	4,268	7,275
Contract owner maintenance charges	-	(6)	-	-	-	-
Terminations and withdrawals	(12,936)	(386)	-	(2,336)	-	(14,807)
Transfers between subaccounts, net	899,654	(2,400)	-	53,188	18,141	160,656
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	900,297	(2,792)	19,877	58,618	22,409	153,124
Net increase (decrease) in net assets	954,211	-	24,619	58,295	26,163	162,763
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$954,211	$-	$24,619	$58,295	$26,163	$162,763

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Direxion Dynamic VP HY Bond(e)	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth
	2013	2013	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(36)	$700	$230	$157	$(110)	$(4)
Capital gains distributions	457	5,123	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1	26	144	84	1,291	-
Change in unrealized appreciation/depreciation on investments during the year	(1,485)	1,360	4,818	-	6,306	303
Net increase (decrease) in net assets from operations	(1,063)	7,209	5,192	241	7,487	299

From contract owner transactions:
Variable annuity deposits	459,791	63,170	-	-	-	3,379
Contract owner maintenance charges	-	-	-	(1)	-	-
Terminations and withdrawals	-	(23)	(1,862)	(225)	(1,846)	(4)
Transfers between subaccounts, net	60,277	32,545	44,208	(15)	50,262	-
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	520,068	95,692	42,346	(241)	48,416	3,375
Net increase (decrease) in net assets	519,005	102,901	47,538	-	55,903	3,674
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$519,005	$102,901	$47,538	$-	$55,903	$3,674

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Dreyfus VIF International Value(b)(e)		DWS Global Growth VIP(c)	DWS Global Small Cap Growth VIP
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$10	$56	$(40)	$(5)	$(3)
Capital gains distributions	-	-	-	199	19
Realized capital gain (loss) on sales of fund shares	3	(23)	1,337	55	(1)
Change in unrealized appreciation/depreciation on investments during the year	1,642	264	-	706	105
Net increase (decrease) in net assets from operations	1,655	297	1,297	955	120

From contract owner transactions:
Variable annuity deposits	-	-	-	1,350	1,800
Contract owner maintenance charges	(17)	(14)	(9)	(13)	(3)
Terminations and withdrawals	(111)	(100)	(97)	(138)	(35)
Transfers between subaccounts, net	10,002	-	(1,191)	1,642	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	9,874	(114)	(1,297)	2,841	1,762
Net increase (decrease) in net assets	11,529	183	-	3,796	1,882
Net assets at beginning of year	2,758	2,575	-	1,882	-
Net assets at end of year	$14,287	$2,758	$-	$5,678	$1,882

(b)  Prior year new subaccount.  See Note 1.
(c)  Name change.  See Note 1.
(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	DWS Government & Agency Securities VIP		DWS High Income VIP	DWS Large Cap Value VIP	DWS Small Mid Cap Value VIP(c)
	2013	2012	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,424	$2,863	$(627)	$(97)	$343	$365
Capital gains distributions	2,775	1,950	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,989)	(1,425)	530	801	7,524	1,213
Change in unrealized appreciation/depreciation on investments during the year	(2,828)	(1,873)	4,109	1,325	19,265	6,795
Net increase (decrease) in net assets from operations	(2,618)	1,515	4,012	2,029	27,132	8,373

From contract owner transactions:
Variable annuity deposits	-	46,240	638	-	-	-
Contract owner maintenance charges	(21)	(43)	-	(12)	(26)	-
Terminations and withdrawals	(69,485)	(375)	(47,449)	(95)	(32,987)	(1,587)
Transfers between subaccounts, net	2,062	38,101	328,691	44,121	83,422	(13,145)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(67,444)	83,923	281,880	44,014	50,409	(14,732)
Net increase (decrease) in net assets	(70,062)	85,438	285,892	46,043	77,541	(6,359)
Net assets at beginning of year	111,266	25,828	-	-	61,898	68,257
Net assets at end of year	$41,204	$111,266	$285,892	$46,043	$139,439	$61,898

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Federated High Income Bond II(b)(e)		Fidelity VIP Balanced		Fidelity VIP Contrafund
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$12,636	$14,370	$4,876	$3,127	$4,560	$1,095
Capital gains distributions	-	-	20,879	6,397	232	-
Realized capital gain (loss) on sales of fund shares	3,324	1,590	9,834	(4,183)	12,928	16,912
Change in unrealized appreciation/depreciation on investments during the year	(4,038)	8,201	46,744	(477)	117,026	12,323
Net increase (decrease) in net assets from operations	11,922	24,161	82,333	4,864	134,746	30,330

From contract owner transactions:
Variable annuity deposits	133,935	-	151,479	267,840	367,350	23,884
Contract owner maintenance charges	(295)	(465)	(38)	(29)	(443)	(166)
Terminations and withdrawals	(64,828)	(5,496)	(44,118)	(1,344)	(71,193)	(3,886)
Transfers between subaccounts, net	107,379	(58,709)	88,727	17,771	263,742	(66,364)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	176,191	(64,670)	196,050	284,238	559,456	(46,532)
Net increase (decrease) in net assets	188,113	(40,509)	278,383	289,102	694,202	(16,202)
Net assets at beginning of year	154,654	195,163	289,102	-	193,715	209,917
Net assets at end of year	$342,767	$154,654	$567,485	$289,102	$887,917	$193,715

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Disciplined Small Cap		Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7	$(19)	$15,344	$(221)	$1,138
Capital gains distributions	382	2	2,340	-	31
Realized capital gain (loss) on sales of fund shares	-	(1,285)	(12,585)	16,736	1,223
Change in unrealized appreciation/depreciation on investments during the year	(67)	485	(1,391)	(874)	3,420
Net increase (decrease) in net assets from operations	322	(817)	3,708	15,641	5,812

From contract owner transactions:
Variable annuity deposits	6,189	-	-	74,095	2,178
Contract owner maintenance charges	-	(3)	-	-	-
Terminations and withdrawals	-	(37)	(8,281)	(4,225)	(3,427)
Transfers between subaccounts, net	-	(3,653)	275,730	(85,439)	61,000
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	6,189	(3,693)	267,449	(15,569)	59,751
Net increase (decrease) in net assets	6,511	(4,510)	271,157	72	65,563
Net assets at beginning of year	-	4,510	-	65,563	-
Net assets at end of year	$6,511	$-	$271,157	$65,635	$65,563
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Growth Opportunities(b)(e)		Fidelity VIP High Income	Fidelity VIP Index 500
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(451)	$(46)	$37,993	$47,023	$22,133
Capital gains distributions	114	-	-	10,032	3,906
Realized capital gain (loss) on sales of fund shares	15,295	1,321	(873)	18,016	(9,951)
Change in unrealized appreciation/depreciation on investments during the year	26,756	6,184	(33,189)	320,608	4,080
Net increase (decrease) in net assets from operations	41,714	7,459	3,931	395,679	20,168

From contract owner transactions:
Variable annuity deposits	163,088	-	21,983	374,213	54,068
Contract owner maintenance charges	(71)	(131)	-	(444)	(159)
Terminations and withdrawals	(41,568)	(691)	-	(76,642)	(11,775)
Transfers between subaccounts, net	37,862	55,818	690,894	2,461,137	52,226
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	159,311	54,996	712,877	2,758,264	94,360
Net increase (decrease) in net assets	201,025	62,455	716,808	3,153,943	114,528
Net assets at beginning of year	96,177	33,722	-	280,215	165,687
Net assets at end of year	$297,202	$96,177	$716,808	$3,434,158	$280,215

(b)  Prior year new subaccount.  See Note 1.
(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Investment Grade Bond		Fidelity VIP Mid Cap		Fidelity VIP Overseas
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,601	$7,376	$116	$22	$71
Capital gains distributions	5,777	10,615	64,500	2,332	42
Realized capital gain (loss) on sales of fund shares	(2,808)	3,097	1,715	(2,135)	(221)
Change in unrealized appreciation/depreciation on investments during the year	(21,747)	(1,874)	34,097	(2,071)	2,039
Net increase (decrease) in net assets from operations	(10,177)	19,214	100,428	(1,852)	1,931

From contract owner transactions:
Variable annuity deposits	49,842	-	369,876	-	10,189
Contract owner maintenance charges	(442)	(588)	(215)	(1)	-
Terminations and withdrawals	(54,933)	(17,249)	(11,783)	(161)	(86)
Transfers between subaccounts, net	56,744	69,508	102,233	30,376	159
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	51,211	51,671	460,111	30,214	10,262
Net increase (decrease) in net assets	41,034	70,885	560,539	28,362	12,193
Net assets at beginning of year	413,857	342,972	29,314	952	-
Net assets at end of year	$454,891	$413,857	$589,853	$29,314	$12,193

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Fidelity VIP Real Estate		Fidelity VIP Strategic Income		Franklin Flex Cap Growth Securities
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,746	$1,175	$1,686	$3,591	$(57)
Capital gains distributions	8,925	2,469	889	1,047	-
Realized capital gain (loss) on sales of fund shares	(12,492)	1,907	(1,070)	359	3,705
Change in unrealized appreciation/depreciation on investments during the year	(29,340)	5,386	(2,735)	(745)	366
Net increase (decrease) in net assets from operations	(31,161)	10,937	(1,230)	4,252	4,014

From contract owner transactions:
Variable annuity deposits	13,304	42,923	13,447	146,803	8,606
Contract owner maintenance charges	(482)	(48)	(22)	(22)	(8)
Terminations and withdrawals	(23,483)	(13,098)	(18,614)	(110)	(91)
Transfers between subaccounts, net	95,588	89,705	(191,607)	113,428	(3,561)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	84,927	119,482	(196,796)	260,099	4,946
Net increase (decrease) in net assets	53,766	130,419	(198,026)	264,351	8,960
Net assets at beginning of year	135,449	5,030	264,351	-	-
Net assets at end of year	$189,215	$135,449	$66,325	$264,351	$8,960

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Franklin Growth & Income Securities		Franklin High Income Securities		Franklin Income Securities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,541	$2,234	$(10,723)	$2,693	$17,537	$3,398
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	12,354	222	21,796	2,456	2,877	-
Change in unrealized appreciation/depreciation on investments during the year	(1,259)	6,887	284,608	10,515	12,906	2,421
Net increase (decrease) in net assets from operations	13,636	9,343	295,681	15,664	33,320	5,819

From contract owner transactions:
Variable annuity deposits	19,878	-	31,766	10,000	187,801	-
Contract owner maintenance charges	(43)	(50)	(982)	(58)	(6)	(10)
Terminations and withdrawals	-	(4,550)	(318,944)	(3,694)	(25,220)	(539)
Transfers between subaccounts, net	(94,044)	79,096	8,179,377	182,062	568,592	82,967
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(74,209)	74,496	7,891,217	188,310	731,167	82,418
Net increase (decrease) in net assets	(60,573)	83,839	8,186,898	203,974	764,487	88,237
Net assets at beginning of year	83,839	-	251,755	47,781	88,237	-
Net assets at end of year	$23,266	$83,839	$8,438,653	$251,755	$852,724	$88,237

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Franklin Large Cap Value Securities	Franklin Mutual Global Discovery Securities		Franklin Mutual Shares Securities
	2013	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(42)	$1,999	$(143)	$355	$(147)
Capital gains distributions	-	9,787	-	-	-
Realized capital gain (loss) on sales of fund shares	14	44	6,044	7,387	1,296
Change in unrealized appreciation/depreciation on investments during the year	3,187	7,009	-	2,022	-
Net increase (decrease) in net assets from operations	3,159	18,839	5,901	9,764	1,149

From contract owner transactions:
Variable annuity deposits	-	12,857	110,277	12,834	-
Contract owner maintenance charges	-	-	-	(22)	(33)
Terminations and withdrawals	-	(3,677)	(137)	-	(1,534)
Transfers between subaccounts, net	54,435	171,256	(116,041)	20,954	418
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	54,435	180,436	(5,901)	33,766	(1,149)
Net increase (decrease) in net assets	57,594	199,275	-	43,530	-
Net assets at beginning of year	-	-	-	-	-
Net assets at end of year	$57,594	$199,275	$-	$43,530	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Franklin Rising Dividends Securities		Franklin Small Cap Value Securities		Franklin Small-Mid Cap Growth Securities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,971	$3,097	$(422)	$148	$(585)	$(305)
Capital gains distributions	-	-	28	-	12,995	7,466
Realized capital gain (loss) on sales of fund shares	2,066	(1,975)	23,207	1,029	7,071	5,915
Change in unrealized appreciation/depreciation on investments during the year	107,868	5,273	1,077	3,179	25,416	74
Net increase (decrease) in net assets from operations	116,905	6,395	23,890	4,356	44,897	13,150

From contract owner transactions:
Variable annuity deposits	16,799	123,011	-	17,169	6,759	-
Contract owner maintenance charges	(812)	(38)	(29)	(15)	(253)	(33)
Terminations and withdrawals	(49,126)	(589)	(49,848)	(4,752)	(22,073)	(2,514)
Transfers between subaccounts, net	711,944	(11,568)	(88,268)	148,684	39,892	(26,349)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	678,805	110,816	(138,145)	161,086	24,325	(28,896)
Net increase (decrease) in net assets	795,710	117,211	(114,255)	165,442	69,222	(15,746)
Net assets at beginning of year	117,211	-	165,442	-	105,481	121,227
Net assets at end of year	$912,921	$117,211	$51,187	$165,442	$174,703	$105,481

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Franklin Strategic Income Securities		Franklin US Government Securities		Goldman Sachs VIT Growth Opportunities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,717	$451	$(80)	$(26)	$(168)	$(260)
Capital gains distributions	2,252	14	-	-	2,883	2,884
Realized capital gain (loss) on sales of fund shares	(3,247)	3,684	4,467	280	824	2,789
Change in unrealized appreciation/depreciation on investments during the year	(7,208)	5,840	(104)	(94)	6,820	(1,850)
Net increase (decrease) in net assets from operations	1,514	9,989	4,283	160	10,359	3,563

From contract owner transactions:
Variable annuity deposits	1,250	52,220	19,235	-	6,765	-
Contract owner maintenance charges	(68)	(36)	(14)	-	-	(26)
Terminations and withdrawals	(56,170)	(1,016)	(4,876)	(63)	(4,890)	(1,170)
Transfers between subaccounts, net	(236,532)	359,899	56,360	(57,084)	(188)	31,889
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(291,520)	411,067	70,705	(57,147)	1,687	30,693
Net increase (decrease) in net assets	(290,006)	421,056	74,988	(56,987)	12,046	34,256
Net assets at beginning of year	431,149	10,093	5,597	62,584	34,256	-
Net assets at end of year	$141,143	$431,149	$80,585	$5,597	$46,302	$34,256

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Goldman Sachs VIT High Quality Floating Rate(c)		Goldman Sachs VIT Large Cap Value		Goldman Sachs VIT Mid Cap Value
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(53)	$274	$155	$283	$196	$93
Capital gains distributions	1,636	3,618	2,081	773	7,410	-
Realized capital gain (loss) on sales of fund shares	(736)	318	2,043	(228)	4,834	-
Change in unrealized appreciation/depreciation on investments during the year	(430)	(3,214)	(2,366)	1,796	3,610	267
Net increase (decrease) in net assets from operations	417	996	1,913	2,624	16,050	360

From contract owner transactions:
Variable annuity deposits	-	52,122	-	-	72,448	-
Contract owner maintenance charges	(50)	(53)	-	(10)	-	-
Terminations and withdrawals	(11,015)	(3,684)	(55)	(191)	(25,264)	-
Transfers between subaccounts, net	182,834	67,995	(14,272)	20,315	24,317	10,227
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	171,769	116,380	(14,327)	20,114	71,501	10,227
Net increase (decrease) in net assets	172,186	117,376	(12,414)	22,738	87,551	10,587
Net assets at beginning of year	117,376	-	31,719	8,981	10,587	-
Net assets at end of year	$289,562	$117,376	$19,305	$31,719	$98,138	$10,587

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity		Goldman Sachs VIT Structured Small Cap Equity	Guggenheim VT CLS AdvisorOne Amerigo
	2013	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(113)	$1,527	$311	$(186)	$(4,298)	$(4,266)
Capital gains distributions	3,713	-	-	-	-	69,269
Realized capital gain (loss) on sales of fund shares	112	2,272	(1,527)	10,467	27,383	(1,388)
Change in unrealized appreciation/depreciation on investments during the year	10,124	6,977	945	-	252,945	106,326
Net increase (decrease) in net assets from operations	13,836	10,776	(271)	10,281	276,030	169,941

From contract owner transactions:
Variable annuity deposits	8,606	14,393	810	-	-	-
Contract owner maintenance charges	(213)	(15)	(8)	(36)	(1,605)	(1,740)
Terminations and withdrawals	-	(167)	(1,132)	(180)	(259,719)	(38,675)
Transfers between subaccounts, net	85,240	151,986	19,178	(10,065)	251,624	(294,726)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	93,633	166,197	18,848	(10,281)	(9,700)	(335,141)
Net increase (decrease) in net assets	107,469	176,973	18,577	-	266,330	(165,200)
Net assets at beginning of year	-	18,577	-	-	1,192,257	1,357,457
Net assets at end of year	$107,469	$195,550	$18,577	$-	$1,458,587	$1,192,257

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT CLS AdvisorOne Clermont		Guggenheim VT CLS AdvisorOne Select Allocation		Guggenheim VT Floating Rate Strategies(a)
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,364	$11,153	$4,216	$3,165	$(1,412)
Capital gains distributions	16,097	-	-	-	-
Realized capital gain (loss) on sales of fund shares	31,233	5,225	13,387	(1,259)	2,161
Change in unrealized appreciation/depreciation on investments during the year	13,862	44,491	43,721	44,747	12,506
Net increase (decrease) in net assets from operations	69,556	60,869	61,324	46,653	13,255

From contract owner transactions:
Variable annuity deposits	-	-	-	-	6,440
Contract owner maintenance charges	(1,129)	(1,513)	(475)	(605)	(522)
Terminations and withdrawals	(13,154)	(71,504)	(30,597)	(21,284)	(82,898)
Transfers between subaccounts, net	(160,600)	209,923	(30,344)	(66,427)	683,777
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(174,883)	136,906	(61,416)	(88,316)	606,797
Net increase (decrease) in net assets	(105,327)	197,775	(92)	(41,663)	620,052
Net assets at beginning of year	828,463	630,688	374,832	416,495	-
Net assets at end of year	$723,136	$828,463	$374,740	$374,832	$620,052

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT Global Managed Futures Strategy		Guggenheim VT High Yield		Guggenheim VT Large Cap Value
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(86)	$(107)	$(2,190)	$(1,793)	$(10)	$(36)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,838)	(200)	62,407	28,077	3,505	306
Change in unrealized appreciation/depreciation on investments during the year	4,245	(2,078)	(8,436)	22,650	(1,700)	1,700
Net increase (decrease) in net assets from operations	1,321	(2,385)	51,781	48,934	1,795	1,970

From contract owner transactions:
Variable annuity deposits	80,920	33,705	100,324	-	-	-
Contract owner maintenance charges	-	(3)	(98)	(3,362)	(4)	-
Terminations and withdrawals	(438)	(107)	(135,318)	(207,752)	(90)	(215)
Transfers between subaccounts, net	(6,249)	(4,969)	255,609	172,270	(33,404)	29,948
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	74,233	28,626	220,517	(38,844)	(33,498)	29,733
Net increase (decrease) in net assets	75,554	26,241	272,298	10,090	(31,703)	31,703
Net assets at beginning of year	31,614	5,373	445,798	435,708	31,703	-
Net assets at end of year	$107,168	$31,614	$718,096	$445,798	$-	$31,703

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT Long Short Equity(c)		Guggenheim VT Macro Opportunities(a)	Guggenheim VT Mid Cap Value
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(226)	$(27)	$(118)	$(66)	$(33)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	34	29	66	978	(30)
Change in unrealized appreciation/depreciation on investments during the year	9,764	169	1,537	2,177	565
Net increase (decrease) in net assets from operations	9,572	171	1,485	3,089	502

From contract owner transactions:
Variable annuity deposits	141,045	1,134	19,980	13,739	-
Contract owner maintenance charges	(26)	(23)	(20)	-	-
Terminations and withdrawals	(300)	(289)	(2,294)	(112)	(54)
Transfers between subaccounts, net	-	40	45,464	(2,233)	3,541
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	140,719	862	63,130	11,394	3,487
Net increase (decrease) in net assets	150,291	1,033	64,615	14,483	3,989
Net assets at beginning of year	6,030	4,997	-	8,190	4,201
Net assets at end of year	$156,321	$6,030	$64,615	$22,673	$8,190

(a)  New subaccount.  See Note 1.
(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT Multi-Hedge Strategies		Guggenheim VT Small Cap Value		Guggenheim VT StylePlus Large Growth(c)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(256)	$187	$(289)	$(235)	$(174)	$(177)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	525	60	5,856	7,323	4,608	668
Change in unrealized appreciation/depreciation on investments during the year	106	562	13,450	123	13,193	4,576
Net increase (decrease) in net assets from operations	375	809	19,017	7,211	17,627	5,067

From contract owner transactions:
Variable annuity deposits	22,316	33,308	22,150	13,562	-	-
Contract owner maintenance charges	(56)	(55)	(61)	(29)	-	-
Terminations and withdrawals	-	(2,453)	(7,466)	(808)	(22,854)	(2,587)
Transfers between subaccounts, net	(56,025)	50,812	17,675	(64,850)	18,575	19,112
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(33,765)	81,612	32,298	(52,125)	(4,279)	16,525
Net increase (decrease) in net assets	(33,390)	82,421	51,315	(44,914)	13,348	21,592
Net assets at beginning of year	91,266	8,845	43,484	88,398	69,717	48,125
Net assets at end of year	$57,876	$91,266	$94,799	$43,484	$83,065	$69,717

(c) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Guggenheim VT StylePlus Mid Growth(c)(e)	Guggenheim VT Total Return Bond(c)	Guggenheim VT World Equity Income(c)		Ibbotson Balanced ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation
	2013	2013	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(81)	$-	$(5,139)	$(1,385)	$669	$651
Capital gains distributions	-	-	-	-	387	93
Realized capital gain (loss) on sales of fund shares	6	1	151,687	11,903	650	4
Change in unrealized appreciation/depreciation on investments during the year	7,196	-	83,155	85,037	2,516	1,779
Net increase (decrease) in net assets from operations	7,121	1	229,703	95,555	4,222	2,527

From contract owner transactions:
Variable annuity deposits	-	-	22,980	53,252	170,729	73,994
Contract owner maintenance charges	-	-	(494)	(10)	(6)	(31)
Terminations and withdrawals	-	-	(45,590)	(20,060)	-	-
Transfers between subaccounts, net	49,316	(1)	988,132	974,332	(100,262)	-
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	49,316	(1)	965,028	1,007,514	70,461	73,963
Net increase (decrease) in net assets	56,437	-	1,194,731	1,103,069	74,683	76,490
Net assets at beginning of year	-	-	1,127,267	24,198	-	-
Net assets at end of year	$56,437	$-	$2,321,998	$1,127,267	$74,683	$76,490

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ibbotson Income and Growth ETF Asset Allocation	ING Clarion Global Real Estate	ING Clarion Real Estate	Innealta Capital Country Rotation	Innealta Capital Sector Rotation
	2013	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,138	$2,106	$414	$(125)	$(25)
Capital gains distributions	2,338	-	-	2	-
Realized capital gain (loss) on sales of fund shares	41	(96)	986	-	(462)
Change in unrealized appreciation/depreciation on investments during the year	6,106	(1,248)	(1,169)	(122)	-
Net increase (decrease) in net assets from operations	11,623	762	231	(245)	(487)

From contract owner transactions:
Variable annuity deposits	-	6,759	-	59,592	35,341
Contract owner maintenance charges	-	(13)	-	-	-
Terminations and withdrawals	(1,259)	(1,944)	(69)	(35,319)	(34,847)
Transfers between subaccounts, net	249,027	88,930	54,841	5	(7)
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	247,768	93,732	54,772	24,278	487
Net increase (decrease) in net assets	259,391	94,494	55,003	24,033	-
Net assets at beginning of year	-	-	-	-	-
Net assets at end of year	$259,391	$94,494	$55,003	$24,033	$-

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. American Value(c)		Invesco V.I. Comstock(c)		Invesco V.I. Equity and Income(c)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(59)	$343	$495	$120	$890	$467
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	12,164	237	4,733	3,770	686	1
Change in unrealized appreciation/depreciation on investments during the year	4,842	5,210	5,348	636	9,931	916
Net increase (decrease) in net assets from operations	16,947	5,790	10,576	4,526	11,507	1,384

From contract owner transactions:
Variable annuity deposits	6,403	1,893	599	66,410	67,122	-
Contract owner maintenance charges	(5)	-	(29)	(8)	-	-
Terminations and withdrawals	(4,379)	(3,937)	(13,015)	(97)	(364)	(182)
Transfers between subaccounts, net	(76,632)	97,636	38,782	(65,550)	11	32,094
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(74,613)	95,592	26,337	755	66,769	31,912
Net increase (decrease) in net assets	(57,666)	101,382	36,913	5,281	78,276	33,296
Net assets at beginning of year	101,382	-	12,271	6,990	33,296	-
Net assets at end of year	$43,716	$101,382	$49,184	$12,271	$111,572	$33,296

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate
	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$266	$(62)	$1,840	$149
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2	3,334	(43)	4,590	8,503
Change in unrealized appreciation/depreciation on investments during the year	-	75,907	(97)	(16,625)	10,956
Net increase (decrease) in net assets from operations	2	79,507	(202)	(10,195)	19,608

From contract owner transactions:
Variable annuity deposits	-	22,361	-	34,490	-
Contract owner maintenance charges	-	(209)	(9)	(41)	(13)
Terminations and withdrawals	-	(19,157)	(1,201)	(14,969)	(1,675)
Transfers between subaccounts, net	(2)	209,472	56,307	(22,982)	46,084
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2)	212,467	55,097	(3,502)	44,396
Net increase (decrease) in net assets	-	291,974	54,895	(13,697)	64,004
Net assets at beginning of year	-	59,413	4,518	93,186	29,182
Net assets at end of year	$-	$351,387	$59,413	$79,489	$93,186

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. Government Securities(e)		Invesco V.I. Growth and Income(c)		Invesco V.I. High Yield
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$300	$491	$130	$38	$12,763	$52,942
Capital gains distributions	-	-	120	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,627)	(8)	210	146	3,756	17,600
Change in unrealized appreciation/depreciation on investments during the year	905	(1,389)	1,858	-	(7,436)	5,496
Net increase (decrease) in net assets from operations	(1,422)	(906)	2,318	184	9,083	76,038

From contract owner transactions:
Variable annuity deposits	8,020	-	27	-	60,383	161,603
Contract owner maintenance charges	-	(1)	-	-	(23)	(144)
Terminations and withdrawals	(108)	(1,596)	(42)	(25)	(258,572)	(23,802)
Transfers between subaccounts, net	(322,515)	330,409	12,726	(159)	(51,244)	24,883
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(314,603)	328,812	12,711	(184)	(249,456)	162,540
Net increase (decrease) in net assets	(316,025)	327,906	15,029	-	(240,373)	238,578
Net assets at beginning of year	327,906	-	-	-	319,243	80,665
Net assets at end of year	$11,881	$327,906	$15,029	$-	$78,870	$319,243

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth(c)	Invesco V.I. S&P 500 Index
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$351	$1,784	$(181)	$(227)	$77	$(2,730)
Capital gains distributions	-	-	1,075	733	-	-
Realized capital gain (loss) on sales of fund shares	4,601	(1,155)	14,828	(289)	5,114	107,914
Change in unrealized appreciation/depreciation on investments during the year	4,576	10,045	(118)	3,221	737	9,686
Net increase (decrease) in net assets from operations	9,528	10,674	15,604	3,438	5,928	114,870

From contract owner transactions:
Variable annuity deposits	36,532	21,945	24,698	13,054	6,190	10,763
Contract owner maintenance charges	(65)	(77)	(108)	(134)	(9)	(131)
Terminations and withdrawals	(19,177)	(9,127)	(46,602)	(1,133)	(91)	(90,385)
Transfers between subaccounts, net	(58,721)	(19,254)	(5,040)	26,129	(5,537)	32,628
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(41,431)	(6,513)	(27,052)	37,916	553	(47,125)
Net increase (decrease) in net assets	(31,903)	4,161	(11,448)	41,354	6,481	67,745
Net assets at beginning of year	89,019	84,858	73,071	31,717	-	-
Net assets at end of year	$57,116	$89,019	$61,623	$73,071	$6,481	$67,745

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Invesco V.I. Small Cap Equity		Invesco V.I. Utilities		Ivy Funds VIP Asset Strategy
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(219)	$(95)	$492	$99	$(119)
Capital gains distributions	845	-	427	147	-
Realized capital gain (loss) on sales of fund shares	8,440	4,374	(1)	1	13
Change in unrealized appreciation/depreciation on investments during the year	1,590	562	(139)	(132)	8,042
Net increase (decrease) in net assets from operations	10,656	4,841	779	115	7,936

From contract owner transactions:
Variable annuity deposits	-	-	-	-	31,554
Contract owner maintenance charges	(24)	(9)	(4)	(5)	(3)
Terminations and withdrawals	(193)	-	(464)	-	(14)
Transfers between subaccounts, net	(6,561)	6,533	19,129	-	39,980
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(6,778)	6,524	18,661	(5)	71,517
Net increase (decrease) in net assets	3,878	11,365	19,440	110	79,453
Net assets at beginning of year	11,365	-	4,070	3,960	-
Net assets at end of year	$15,243	$11,365	$23,510	$4,070	$79,453

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP Balanced		Ivy Funds VIP Core Equity		Ivy Funds VIP Dividend Opportunities
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$156	$179	$-	$(2)	$581
Capital gains distributions	2,377	1,332	-	-	1,049
Realized capital gain (loss) on sales of fund shares	3,754	(1,130)	35	86	14
Change in unrealized appreciation/depreciation on investments during the year	4,170	278	-	-	8,031
Net increase (decrease) in net assets from operations	10,457	659	35	84	9,675

From contract owner transactions:
Variable annuity deposits	-	23,884	-	-	-
Contract owner maintenance charges	(20)	(26)	-	-	-
Terminations and withdrawals	(163)	(792)	(36)	-	(222)
Transfers between subaccounts, net	41,628	1,990	1	(84)	55,266
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	41,445	25,056	(35)	(84)	55,044
Net increase (decrease) in net assets	51,902	25,715	-	-	64,719
Net assets at beginning of year	25,715	-	-	-	-
Net assets at end of year	$77,617	$25,715	$-	$-	$64,719

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP Energy		Ivy Funds VIP Global Bond		Ivy Funds VIP Growth
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(250)	$(37)	$-	$426	$(11)	$(21)
Capital gains distributions	68	-	-	15	834	611
Realized capital gain (loss) on sales of fund shares	50	(705)	24	(57)	(332)	(6)
Change in unrealized appreciation/depreciation on investments during the year	8,495	438	15	(15)	3,699	(708)
Net increase (decrease) in net assets from operations	8,363	(304)	39	369	4,190	(124)

From contract owner transactions:
Variable annuity deposits	8,759	7,400	-	-	-	-
Contract owner maintenance charges	(82)	(2)	-	-	-	-
Terminations and withdrawals	(582)	(1,459)	-	(385)	(9,038)	(43)
Transfers between subaccounts, net	114,156	175	(16,092)	16,069	23,875	8,811
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	122,251	6,114	(16,092)	15,684	14,837	8,768
Net increase (decrease) in net assets	130,614	5,810	(16,053)	16,053	19,027	8,644
Net assets at beginning of year	9,864	4,054	16,053	-	8,644	-
Net assets at end of year	$140,478	$9,864	$-	$16,053	$27,671	$8,644

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP High Income		Ivy Funds VIP International Core Equity		Ivy Funds VIP Limited-Term Bond
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$105,682	$33,126	$4,463	$(527)	$(522)	$4,190
Capital gains distributions	-	-	-	-	165	4,108
Realized capital gain (loss) on sales of fund shares	53,204	25,979	29,337	21	(3,529)	815
Change in unrealized appreciation/depreciation on investments during the year	(5,776)	70,243	24,530	20,430	3,464	(5,839)
Net increase (decrease) in net assets from operations	153,110	129,348	58,330	19,924	(422)	3,274

From contract owner transactions:
Variable annuity deposits	543,880	514,174	-	32,330	13,290	111,601
Contract owner maintenance charges	(245)	(226)	-	-	(3)	(21)
Terminations and withdrawals	(215,599)	(67,608)	(119,083)	(459)	(319)	(36,540)
Transfers between subaccounts, net	484,512	379,462	(81,028)	282,050	(96,255)	87,932
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	812,548	825,802	(200,111)	313,921	(83,287)	162,972
Net increase (decrease) in net assets	965,658	955,150	(141,781)	333,845	(83,709)	166,246
Net assets at beginning of year	1,047,949	92,799	333,845	-	166,246	-
Net assets at end of year	$2,013,607	$1,047,949	$192,064	$333,845	$82,537	$166,246

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP Mid Cap Growth		Ivy Funds VIP Real Estate Securities	Ivy Funds VIP Science and Technology
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(283)	$(165)	$(43)	$(387)	$(10)
Capital gains distributions	1,641	3,821	-	5,673	209
Realized capital gain (loss) on sales of fund shares	2,050	(7,001)	(33)	989	(12)
Change in unrealized appreciation/depreciation on investments during the year	12,674	3,238	(985)	30,202	88
Net increase (decrease) in net assets from operations	16,082	(107)	(1,061)	36,477	275

From contract owner transactions:
Variable annuity deposits	-	2,043	-	-	-
Contract owner maintenance charges	-	(6)	-	(222)	-
Terminations and withdrawals	(4,336)	(2,326)	(450)	(115)	(30)
Transfers between subaccounts, net	55,075	45,638	20,584	156,111	3,010
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	50,739	45,349	20,134	155,774	2,980
Net increase (decrease) in net assets	66,821	45,242	19,073	192,251	3,255
Net assets at beginning of year	45,242	-	-	3,255	-
Net assets at end of year	$112,063	$45,242	$19,073	$195,506	$3,255

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Ivy Funds VIP Small Cap Growth		Ivy Funds VIP Small Cap Value		Ivy Funds VIP Value
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2)	$(15)	$579	$(1)	$100	$(5)
Capital gains distributions	-	111	4,879	-	348	-
Realized capital gain (loss) on sales of fund shares	(187)	(2)	(699)	-	21	-
Change in unrealized appreciation/depreciation on investments during the year	463	(463)	203	82	(219)	219
Net increase (decrease) in net assets from operations	274	(369)	4,962	81	250	214

From contract owner transactions:
Variable annuity deposits	-	-	3,379	-	13,739	-
Contract owner maintenance charges	-	-	(11)	-	-	-
Terminations and withdrawals	(5,018)	(25)	(164)	-	-	-
Transfers between subaccounts, net	(2)	5,140	(7,405)	2,814	(24,430)	10,227
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(5,020)	5,115	(4,201)	2,814	(10,691)	10,227
Net increase (decrease) in net assets	(4,746)	4,746	761	2,895	(10,441)	10,441
Net assets at beginning of year	4,746	-	2,895	-	10,441	-
Net assets at end of year	$-	$4,746	$3,656	$2,895	$-	$10,441

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Janus Aspen Enterprise		Janus Aspen Forty		Janus Aspen Janus Portfolio
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$62	$(313)	$265	$117	$(62)	$(90)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	7,528	2,654	543	(1,538)	13,395	-
Change in unrealized appreciation/depreciation on investments during the year	20,565	9,209	1,090	(74)	(113)	705
Net increase (decrease) in net assets from operations	28,155	11,550	1,898	(1,495)	13,220	615

From contract owner transactions:
Variable annuity deposits	-	25,754	-	-	12,380	-
Contract owner maintenance charges	-	-	(12)	(18)	-	-
Terminations and withdrawals	(23,452)	(8,267)	(44)	(1,037)	(810)	-
Transfers between subaccounts, net	17,503	5,344	(292)	7,819	(625,872)	613,447
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(5,949)	22,831	(348)	6,764	(614,302)	613,447
Net increase (decrease) in net assets	22,206	34,381	1,550	5,269	(601,082)	614,062
Net assets at beginning of year	92,604	58,223	5,269	-	614,062	-
Net assets at end of year	$114,810	$92,604	$6,819	$5,269	$12,980	$614,062
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Janus Aspen Overseas		Janus Aspen Perkins Mid Cap Value		JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(144)	$(17)	$679	$26	$(31)	$(28)
Capital gains distributions	-	-	225	265	-	-
Realized capital gain (loss) on sales of fund shares	6,188	(68)	18	-	1	838
Change in unrealized appreciation/depreciation on investments during the year	(395)	562	20,237	85	856	1,417
Net increase (decrease) in net assets from operations	5,649	477	21,159	376	826	2,227

From contract owner transactions:
Variable annuity deposits	-	-	235,075	-	-	3,208
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(288)	-	-	-	-	(25,287)
Transfers between subaccounts, net	(103,606)	103,632	5,862	3,999	21,997	39,555
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(103,894)	103,632	240,937	3,999	21,997	17,476
Net increase (decrease) in net assets	(98,245)	104,109	262,096	4,375	22,823	19,703
Net assets at beginning of year	104,109	-	4,375	-	-	-
Net assets at end of year	$5,864	$104,109	$266,471	$4,375	$22,823	$19,703

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Developing Growth VC
	2013	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6)	$2,181	$3,314	$(611)	$(88)
Capital gains distributions	-	1,171	937	18,788	1,384
Realized capital gain (loss) on sales of fund shares	129	17,636	896	14,617	62
Change in unrealized appreciation/depreciation on investments during the year	-	(1,783)	3,786	15,419	(1,121)
Net increase (decrease) in net assets from operations	123	19,205	8,933	48,213	237

From contract owner transactions:
Variable annuity deposits	-	13,273	662	599	17,169
Contract owner maintenance charges	(1)	(176)	(76)	(32)	-
Terminations and withdrawals	-	(12,812)	(3,506)	(621)	(4,533)
Transfers between subaccounts, net	(122)	(30,364)	(1,188)	178,130	8,024
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(123)	(30,079)	(4,108)	178,076	20,660
Net increase (decrease) in net assets	-	(10,874)	4,825	226,289	20,897
Net assets at beginning of year	-	71,595	66,770	20,897	-
Net assets at end of year	$-	$60,721	$71,595	$247,186	$20,897

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Lord Abbett Series Growth and Income VC		Lord Abbett Series Growth Opportunities VC		Lord Abbett Series Mid Cap Stock VC
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8	$44	$(44)	$(293)	$(95)	$706
Capital gains distributions	-	-	4	250	-	-
Realized capital gain (loss) on sales of fund shares	13	-	2,004	(9,064)	17,231	2
Change in unrealized appreciation/depreciation on investments during the year	1,877	25	-	-	(4,199)	4,199
Net increase (decrease) in net assets from operations	1,898	69	1,964	(9,107)	12,937	4,907

From contract owner transactions:
Variable annuity deposits	-	-	5	-	5	-
Contract owner maintenance charges	-	-	-	(54)	(6)	(20)
Terminations and withdrawals	(47)	-	(210)	(1,775)	(51,661)	-
Transfers between subaccounts, net	-	5,333	(1,759)	10,936	(81,601)	115,439
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(47)	5,333	(1,964)	9,107	(133,263)	115,419
Net increase (decrease) in net assets	1,851	5,402	-	-	(120,326)	120,326
Net assets at beginning of year	5,402	-	-	-	120,326	-
Net assets at end of year	$7,253	$5,402	$-	$-	$-	$120,326

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Lord Abbett Series Total Return VC		MFS VIT Emerging Markets Equity	MFS VIT Investors Growth Stock	MFS VIT Investors Trust
	2013	2012	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,164	$2,656	$448	$13	$(29)	$(19)
Capital gains distributions	97	1,292	-	278	-	-
Realized capital gain (loss) on sales of fund shares	(1,038)	203	(816)	(211)	2,407	-
Change in unrealized appreciation/depreciation on investments during the year	(3,869)	1,902	625	693	(121)	121
Net increase (decrease) in net assets from operations	(3,646)	6,053	257	773	2,257	102

From contract owner transactions:
Variable annuity deposits	14,908	-	103,249	10,991	-	-
Contract owner maintenance charges	(102)	(65)	-	-	(6)	(5)
Terminations and withdrawals	(16,279)	(6,089)	(439)	(80)	-	-
Transfers between subaccounts, net	(77,094)	178,257	(43,015)	(1,922)	(18,489)	16,141
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(78,567)	172,103	59,795	8,989	(18,495)	16,136
Net increase (decrease) in net assets	(82,213)	178,156	60,052	9,762	(16,238)	16,238
Net assets at beginning of year	178,156	-	-	-	16,238	-
Net assets at end of year	$95,943	$178,156	$60,052	$9,762	$-	$16,238

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	MFS VIT New Discovery		MFS VIT Research		MFS VIT Research Bond
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(272)	$(2)	$108	$39	$1,086	$4,214
Capital gains distributions	8	-	264	-	825	1,297
Realized capital gain (loss) on sales of fund shares	7,570	(75)	4,247	141	2,230	649
Change in unrealized appreciation/depreciation on investments during the year	7,455	-	4,901	2,507	(7,476)	4,630
Net increase (decrease) in net assets from operations	14,761	(77)	9,520	2,687	(3,335)	10,790

From contract owner transactions:
Variable annuity deposits	-	-	-	42,923	-	103,016
Contract owner maintenance charges	(107)	-	(4)	-	(106)	(91)
Terminations and withdrawals	(422)	-	(92)	(11,066)	(4,303)	(32,429)
Transfers between subaccounts, net	92,928	77	1,444	-	(195,734)	277,673
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	92,399	77	1,348	31,857	(200,143)	348,169
Net increase (decrease) in net assets	107,160	-	10,868	34,544	(203,478)	358,959
Net assets at beginning of year	-	-	34,544	-	358,959	-
Net assets at end of year	$107,160	$-	$45,412	$34,544	$155,481	$358,959

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	MFS VIT Research International		MFS VIT Total Return		MFS VIT Utilities
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$48	$113	$3,512	$-	$1,542	$8,304
Capital gains distributions	-	-	-	-	1,986	-
Realized capital gain (loss) on sales of fund shares	1,032	-	463	10	10,499	5,814
Change in unrealized appreciation/depreciation on investments during the year	543	649	15,286	-	6,074	(1,199)
Net increase (decrease) in net assets from operations	1,623	762	19,261	10	20,101	12,919

From contract owner transactions:
Variable annuity deposits	34,645	-	-	-	4,268	23,500
Contract owner maintenance charges	(3)	(4)	(496)	-	(58)	(25)
Terminations and withdrawals	(6,973)	(50)	-	-	(2,441)	(2,268)
Transfers between subaccounts, net	(412)	2,354	243,715	(10)	84,383	(22,344)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	27,257	2,300	243,219	(10)	86,152	(1,137)
Net increase (decrease) in net assets	28,880	3,062	262,480	-	106,253	11,782
Net assets at beginning of year	6,722	3,660	-	-	77,196	65,414
Net assets at end of year	$35,602	$6,722	$262,480	$-	$183,449	$77,196

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Morgan Stanley UIF Emerging Markets Debt	Neuberger Berman AMT Guardian		Neuberger Berman AMT Large Cap Value(e)	Neuberger Berman AMT Socially Responsive
	2013	2013	2012	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$174	$40	$(18)	$(1)	$4	$(7)
Capital gains distributions	59	601	76	-	-	-
Realized capital gain (loss) on sales of fund shares	(1)	278	273	(259)	4	1
Change in unrealized appreciation/depreciation on investments during the year	(588)	2,967	988	350	1,150	185
Net increase (decrease) in net assets from operations	(356)	3,886	1,319	90	1,158	179

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	-	(240)	(187)	(3)	-	(30)
Transfers between subaccounts, net	5,000	(217)	(4,124)	(915)	-	2,998
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	5,000	(457)	(4,311)	(918)	-	2,968
Net increase (decrease) in net assets	4,644	3,429	(2,992)	(828)	1,158	3,147
Net assets at beginning of year	-	9,673	12,665	828	3,147	-
Net assets at end of year	$4,644	$13,102	$9,673	$-	$4,305	$3,147

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Oppenheimer Global Fund/VA(c)		Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$260	$(32)	$783	$340	$(116)
Capital gains distributions	-	-	-	68	-
Realized capital gain (loss) on sales of fund shares	9,494	6	299	(89)	1,070
Change in unrealized appreciation/depreciation on investments during the year	2,286	2,434	6,869	232	10,402
Net increase (decrease) in net assets from operations	12,040	2,408	7,951	551	11,356

From contract owner transactions:
Variable annuity deposits	21,983	-	33,695	-	13,612
Contract owner maintenance charges	(9)	(8)	-	-	(82)
Terminations and withdrawals	(32,053)	-	(12,544)	(15)	(85)
Transfers between subaccounts, net	(49,069)	95,068	3,183,843	(38)	158,528
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(59,148)	95,060	3,204,994	(53)	171,973
Net increase (decrease) in net assets	(47,108)	97,468	3,212,945	498	183,329
Net assets at beginning of year	97,468	-	4,366	3,868	-
Net assets at end of year	$50,360	$97,468	$3,217,311	$4,366	$183,329

(c)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Oppenheimer Main Street Small Cap Fund/VA(c)		PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$94	$(78)	$10,319	$7,290	$199	$1,117
Capital gains distributions	444	-	-	-	-	4,460
Realized capital gain (loss) on sales of fund shares	1,933	(4,641)	(1,108)	181	(6,319)	6,505
Change in unrealized appreciation/depreciation on investments during the year	14,109	337	(13,133)	9,454	4,160	(7,751)
Net increase (decrease) in net assets from operations	16,580	(4,382)	(3,922)	16,925	(1,960)	4,331

From contract owner transactions:
Variable annuity deposits	156,806	-	88,797	-	4,850	-
Contract owner maintenance charges	(2)	(18)	(26)	(26)	(16)	(57)
Terminations and withdrawals	(2,816)	(973)	(31,836)	(4,295)	(29,458)	(1,499)
Transfers between subaccounts, net	24,339	1,835	1,877	172,359	(77,001)	126,738
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	178,327	844	58,812	168,038	(101,625)	125,182
Net increase (decrease) in net assets	194,907	(3,538)	54,890	184,963	(103,585)	129,513
Net assets at beginning of year	2,601	6,139	184,963	-	133,814	4,301
Net assets at end of year	$197,508	$2,601	$239,853	$184,963	$30,229	$133,814

(c) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (Unhedged)		PIMCO VIT Global Bond (Unhedged)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$20,007	$12,108	$452	$28	$166	$328
Capital gains distributions	3,773	-	188	-	400	1,300
Realized capital gain (loss) on sales of fund shares	(18,969)	9,710	(547)	(56)	(1,212)	329
Change in unrealized appreciation/depreciation on investments during the year	(46,398)	28,159	(367)	-	(3,288)	(110)
Net increase (decrease) in net assets from operations	(41,587)	49,977	(274)	(28)	(3,934)	1,847

From contract owner transactions:
Variable annuity deposits	74,347	285,049	-	-	43,020	216
Contract owner maintenance charges	(109)	(51)	-	-	(78)	(71)
Terminations and withdrawals	(106,432)	(11,790)	(1,033)	-	(211)	(1,549)
Transfers between subaccounts, net	(331,235)	292,335	31,687	28	(4,822)	(221)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(363,429)	565,543	30,654	28	37,909	(1,625)
Net increase (decrease) in net assets	(405,016)	615,520	30,380	-	33,975	222
Net assets at beginning of year	702,108	86,588	-	-	22,648	22,426
Net assets at end of year	$297,092	$702,108	$30,380	$-	$56,623	$22,648

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT High Yield		PIMCO VIT Low Duration Adminstrative Class(e)		PIMCO VIT Low Duration Advisor Class
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$83,079	$35,714	$779	$1,210	$4,084	$3,172
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	60,872	7,995	178	313	(620)	991
Change in unrealized appreciation/depreciation on investments during the year	(29,341)	32,828	(1,370)	2,715	(5,497)	4,057
Net increase (decrease) in net assets from operations	114,610	76,537	(413)	4,238	(2,033)	8,220

From contract owner transactions:
Variable annuity deposits	38,839	59,143	-	-	16,033	353,969
Contract owner maintenance charges	(492)	(146)	(373)	(409)	(71)	(93)
Terminations and withdrawals	(246,664)	(66,151)	(862)	(4,423)	(152,329)	(5,015)
Transfers between subaccounts, net	(2,739,225)	3,199,805	(4,042)	(8,000)	147,181	53,554
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,947,542)	3,192,651	(5,277)	(12,832)	10,814	402,415
Net increase (decrease) in net assets	(2,832,932)	3,269,188	(5,690)	(8,594)	8,781	410,635
Net assets at beginning of year	3,379,931	110,743	76,266	84,860	434,200	23,565
Net assets at end of year	$546,999	$3,379,931	$70,576	$76,266	$442,981	$434,200

(e) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Real Return Adminstrative Class(e)		PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$288	$302	$5,695	$1,451	$161
Capital gains distributions	242	2,157	3,081	23,871	-
Realized capital gain (loss) on sales of fund shares	707	277	(14,266)	13,585	22
Change in unrealized appreciation/depreciation on investments during the year	(4,977)	645	(40,398)	(12,847)	731
Net increase (decrease) in net assets from operations	(3,740)	3,381	(45,888)	26,060	914

From contract owner transactions:
Variable annuity deposits	-	-	10,934	157,511	9,200
Contract owner maintenance charges	(171)	(199)	(170)	(141)	(16)
Terminations and withdrawals	(4,744)	(2,800)	(69,587)	(17,355)	(9,113)
Transfers between subaccounts, net	(13,058)	-	(3,927)	345,971	273,217
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(17,973)	(2,999)	(62,750)	485,986	273,288
Net increase (decrease) in net assets	(21,713)	382	(108,638)	512,046	274,202
Net assets at beginning of year	42,299	41,917	564,082	52,036	-
Net assets at end of year	$20,586	$42,299	$455,444	$564,082	$274,202

(e)  Closed to new investments.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	PIMCO VIT Total Return Adminstrative Class(e)		PIMCO VIT Total Return Advisor Class		Pioneer Bond VCT	Pioneer Equity Income VCT
	2013	2012	2013	2012	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,957	$9,294	$18,677	$11,421	$108	$714
Capital gains distributions	1,163	7,108	5,379	15,808	-	-
Realized capital gain (loss) on sales of fund shares	10,817	6,418	(21,258)	15,411	9	2,564
Change in unrealized appreciation/depreciation on investments during the year	(19,825)	14,560	(29,332)	4,306	35	3,513
Net increase (decrease) in net assets from operations	(3,888)	37,380	(26,534)	46,946	152	6,791

From contract owner transactions:
Variable annuity deposits	-	-	220,960	230,217	18,421	385
Contract owner maintenance charges	(389)	(425)	(254)	(365)	-	(20)
Terminations and withdrawals	(55,730)	(140,801)	(49,903)	(39,052)	-	-
Transfers between subaccounts, net	(185,731)	(21,934)	(297,109)	407,651	-	37,015
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(241,850)	(163,160)	(126,306)	598,451	18,421	37,380
Net increase (decrease) in net assets	(245,738)	(125,780)	(152,840)	645,397	18,573	44,171
Net assets at beginning of year	378,616	504,396	954,352	308,955	-	-
Net assets at end of year	$132,878	$378,616	$801,512	$954,352	$18,573	$44,171

(e) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Pioneer High Yield VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund(a)	Putnam VT Absolute Return 500	Putnam VT Diversified Income
	2013	2013	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,742	$489	$569	$(41,254)	$(1,758)	$(101)
Capital gains distributions	-	32	3,186	-	-	-
Realized capital gain (loss) on sales of fund shares	(6,940)	(1)	29,172	(17,037)	(3,180)	1
Change in unrealized appreciation/depreciation on investments during the year	768	(297)	3,317	532,601	7,094	1,917
Net increase (decrease) in net assets from operations	(4,430)	223	36,244	474,310	2,156	1,817

From contract owner transactions:
Variable annuity deposits	-	-	208,179	7,512,240	218,226	-
Contract owner maintenance charges	-	-	(241)	(3,123)	(486)	-
Terminations and withdrawals	(699)	(41)	(74,279)	(2,596,639)	(1,740)	-
Transfers between subaccounts, net	168,859	32,118	1,799,085	7,613,658	260,532	50,000
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	168,160	32,077	1,932,744	12,526,136	476,532	50,000
Net increase (decrease) in net assets	163,730	32,300	1,968,988	13,000,446	478,688	51,817
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$163,730	$32,300	$1,968,988	$13,000,446	$478,688	$51,817

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Putnam VT Equity Income	Putnam VT High Yield	Putnam VT Income	Putnam VT Voyager	Rydex VT Banking
	2013	2013	2013	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$66	$(14,226)	$(54)	$(6)	$676	$34
Capital gains distributions	-	-	-	-	24,905	114
Realized capital gain (loss) on sales of fund shares	3	4,408	-	(144)	48,783	3,867
Change in unrealized appreciation/depreciation on investments during the year	2,690	292,000	478	-	(9,139)	2,545
Net increase (decrease) in net assets from operations	2,759	282,182	424	(150)	65,225	6,560

From contract owner transactions:
Variable annuity deposits	-	-	98,210	10,991	3,379	1,152
Contract owner maintenance charges	-	(974)	-	-	(73)	(45)
Terminations and withdrawals	-	(257,450)	-	-	(64,055)	(1,013)
Transfers between subaccounts, net	48,290	8,608,009	14,797	(10,841)	95,977	61,680
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	48,290	8,349,585	113,007	150	35,228	61,774
Net increase (decrease) in net assets	51,049	8,631,767	113,431	-	100,453	68,334
Net assets at beginning of year	-	-	-	-	72,336	4,002
Net assets at end of year	$51,049	$8,631,767	$113,431	$-	$172,789	$72,336

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Basic Materials		Rydex VT Biotechnology		Rydex VT Commodities Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$303	$(278)	$(2,187)	$(107)	$(842)	$(533)
Capital gains distributions	5,707	4,553	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,235)	(17,990)	217,802	6,051	(72,814)	(37,466)
Change in unrealized appreciation/depreciation on investments during the year	(515)	17,228	7,114	880	(176)	1,092
Net increase (decrease) in net assets from operations	2,260	3,513	222,729	6,824	(73,832)	(36,907)

From contract owner transactions:
Variable annuity deposits	108,028	961	15,087	-	-	1,260
Contract owner maintenance charges	(16)	(21)	(7)	(7)	(117)	(38)
Terminations and withdrawals	(12,019)	(25,348)	(76,511)	(283)	(8,624)	(15,907)
Transfers between subaccounts, net	61,568	72,752	(46,423)	(2,596)	94,544	52,470
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	157,561	48,344	(107,854)	(2,886)	85,803	37,785
Net increase (decrease) in net assets	159,821	51,857	114,875	3,938	11,971	878
Net assets at beginning of year	111,678	59,821	23,077	19,139	11,796	10,918
Net assets at end of year	$271,499	$111,678	$137,952	$23,077	$23,767	$11,796

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Consumer Products		Rydex VT Dow 2x Strategy		Rydex VT Electronics
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,218	$1,099	$(3,422)	$(1,080)	$(60)	$(219)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	63,181	11,095	494,939	83,876	4,272	(15,881)
Change in unrealized appreciation/depreciation on investments during the year	9,288	(3,811)	45,323	(41,094)	7,257	18,915
Net increase (decrease) in net assets from operations	73,687	8,383	536,840	41,702	11,469	2,815

From contract owner transactions:
Variable annuity deposits	19,056	468	4	498	-	-
Contract owner maintenance charges	(65)	(25)	(297)	(226)	-	-
Terminations and withdrawals	(17,934)	(30,414)	(18,661)	(726)	(20,756)	(22,225)
Transfers between subaccounts, net	52,805	(25,792)	(3,222,588)	2,543,066	9,149	(1,242)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	53,862	(55,763)	(3,241,542)	2,542,612	(11,607)	(23,467)
Net increase (decrease) in net assets	127,549	(47,380)	(2,704,702)	2,584,314	(138)	(20,652)
Net assets at beginning of year	102,873	150,253	2,778,546	194,232	38,339	58,991
Net assets at end of year	$230,422	$102,873	$73,844	$2,778,546	$38,201	$38,339

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Energy		Rydex VT Energy Services		Rydex VT Europe 1.25x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(411)	$(132)	$(125)	$(96)	$(587)	$123
Capital gains distributions	1,842	8,247	911	5,070	-	-
Realized capital gain (loss) on sales of fund shares	25,416	(7,250)	2,596	(5,488)	(9,297)	2,607
Change in unrealized appreciation/depreciation on investments during the year	11,288	(4,611)	1,543	630	(494)	1,865
Net increase (decrease) in net assets from operations	38,135	(3,746)	4,925	116	(10,378)	4,595

From contract owner transactions:
Variable annuity deposits	1,125	1,170	1,125	1,314	39,246	-
Contract owner maintenance charges	(81)	(34)	(60)	(40)	(4)	(6)
Terminations and withdrawals	(25,454)	(1,960)	(15,303)	(632)	(66,833)	(1,353)
Transfers between subaccounts, net	71,714	46,830	13,397	(14,526)	56,961	23,284
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	47,304	46,006	(841)	(13,884)	29,370	21,925
Net increase (decrease) in net assets	85,439	42,260	4,084	(13,768)	18,992	26,520
Net assets at beginning of year	54,442	12,182	17,394	31,162	39,835	13,315
Net assets at end of year	$139,881	$54,442	$21,478	$17,394	$58,827	$39,835

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Financial Services		Rydex VT Government Long Bond 1.2x Strategy		Rydex VT Health Care
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(198)	$8	$393	$830	$(478)	$(418)
Capital gains distributions	-	-	11,229	59,144	-	-
Realized capital gain (loss) on sales of fund shares	(5,622)	29	(150,001)	(22,883)	24,943	3,833
Change in unrealized appreciation/depreciation on investments during the year	2,788	312	18,864	(41,514)	29,848	9,340
Net increase (decrease) in net assets from operations	(3,032)	349	(119,515)	(4,423)	54,313	12,755

From contract owner transactions:
Variable annuity deposits	-	-	-	-	1,125	34,658
Contract owner maintenance charges	(3)	(4)	(21)	(139)	(102)	(64)
Terminations and withdrawals	(22,416)	(77)	(83,875)	(10,145)	(34,577)	(2,415)
Transfers between subaccounts, net	82,797	23,801	135,283	(19,890)	(11,654)	65,397
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	60,378	23,720	51,387	(30,174)	(45,208)	97,576
Net increase (decrease) in net assets	57,346	24,069	(68,128)	(34,597)	9,105	110,331
Net assets at beginning of year	24,375	306	173,913	208,510	145,997	35,666
Net assets at end of year	$81,721	$24,375	$105,785	$173,913	$155,102	$145,997

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Internet		Rydex VT Inverse Dow 2x Strategy		Rydex VT Inverse Government Long Bond Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(49)	$(56)	$(112)	$(159)	$(189)	$(513)
Capital gains distributions	374	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	1,367	4,768	(26,063)	(38,884)	7,476	2,161
Change in unrealized appreciation/depreciation on investments during the year	2,965	(3,383)	3,103	(2,820)	463	(57)
Net increase (decrease) in net assets from operations	4,657	1,329	(23,072)	(41,863)	7,750	1,591

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	154,259
Contract owner maintenance charges	(4)	-	(1)	(3)	(10)	(38)
Terminations and withdrawals	(18,454)	-	(5,295)	(251)	(143,454)	(898)
Transfers between subaccounts, net	34,724	(45,073)	(67,346)	124,338	177,245	(140,745)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	16,266	(45,073)	(72,642)	124,084	33,781	12,578
Net increase (decrease) in net assets	20,923	(43,744)	(95,714)	82,221	41,531	14,169
Net assets at beginning of year	-	43,744	95,714	13,493	14,169	-
Net assets at end of year	$20,923	$-	$-	$95,714	$55,700	$14,169

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Inverse Mid-Cap Strategy	Rydex VT Inverse NASDAQ-100 Strategy		Rydex VT Inverse Russell 2000 Strategy
	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(101)	$(164)	$(130)	$(32)	$(51)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,861)	(17,996)	(5,437)	(2,352)	(719)
Change in unrealized appreciation/depreciation on investments during the year	-	179	(179)	(179)	-
Net increase (decrease) in net assets from operations	(1,962)	(17,981)	(5,746)	(2,563)	(770)

From contract owner transactions:
Variable annuity deposits	-	-	-	97,017	-
Contract owner maintenance charges	-	(3)	-	(2)	-
Terminations and withdrawals	(368)	(395)	(1,992)	(10,936)	(163)
Transfers between subaccounts, net	2,330	12,824	13,295	13,319	933
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,962	12,426	11,303	99,398	770
Net increase (decrease) in net assets	-	(5,555)	5,557	96,835	-
Net assets at beginning of year	-	5,557	-	-	-
Net assets at end of year	$-	$2	$5,557	$96,835	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy	Rydex VT Leisure
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(19)	$(160)	$(2,649)	$108	$(147)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,133)	(13,333)	37,956	17,417	4,595
Change in unrealized appreciation/depreciation on investments during the year	361	3,650	326	4,884	71
Net increase (decrease) in net assets from operations	(791)	(9,843)	35,633	22,409	4,519

From contract owner transactions:
Variable annuity deposits	-	-	20,006	-	-
Contract owner maintenance charges	(2)	-	(58)	(23)	(32)
Terminations and withdrawals	(619)	(7,972)	(9,080)	(10,641)	(1,754)
Transfers between subaccounts, net	(11,906)	(15,533)	22,156	80,521	242
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(12,527)	(23,505)	33,024	69,857	(1,544)
Net increase (decrease) in net assets	(13,318)	(33,348)	68,657	92,266	2,975
Net assets at beginning of year	13,318	46,666	-	2,975	-
Net assets at end of year	$-	$13,318	$68,657	$95,241	$2,975

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Mid-Cap 1.5x Strategy		Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(448)	$(310)	$(1,956)	$(1,082)	$(175)	$(110)
Capital gains distributions	-	-	-	-	15,928	-
Realized capital gain (loss) on sales of fund shares	21,515	19,395	166,285	70,058	(5,423)	(11,029)
Change in unrealized appreciation/depreciation on investments during the year	12,691	(3,706)	3,872	1,146	4,899	36
Net increase (decrease) in net assets from operations	33,758	15,379	168,201	70,122	15,229	(11,103)

From contract owner transactions:
Variable annuity deposits	154	-	56,268	57,448	-	-
Contract owner maintenance charges	(16)	(6)	(35)	(21)	-	(2)
Terminations and withdrawals	(21,832)	(3,630)	(114,458)	(6,104)	(312)	(190)
Transfers between subaccounts, net	(84,217)	34,616	34,891	(95,311)	177,337	10,958
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(105,911)	30,980	(23,334)	(43,988)	177,025	10,766
Net increase (decrease) in net assets	(72,153)	46,359	144,867	26,134	192,254	(337)
Net assets at beginning of year	151,870	105,511	156,864	130,730	1,405	1,742
Net assets at end of year	$79,717	$151,870	$301,731	$156,864	$193,659	$1,405

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Nova		Rydex VT Precious Metals		Rydex VT Real Estate
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(57)	$(206)	$400	$(2,012)	$(2,311)	$700
Capital gains distributions	-	-	-	70,269	-	-
Realized capital gain (loss) on sales of fund shares	5,843	7,607	(263,982)	(43,433)	32,550	44,395
Change in unrealized appreciation/depreciation on investments during the year	2,616	(319)	23,029	(49,759)	(5,679)	4,909
Net increase (decrease) in net assets from operations	8,402	7,082	(240,553)	(24,935)	24,560	50,004

From contract owner transactions:
Variable annuity deposits	-	-	-	382,138	13,262	1,266
Contract owner maintenance charges	(1)	(7)	(253)	(573)	(155)	(111)
Terminations and withdrawals	(5,176)	(2,769)	(47,947)	(23,670)	(77,152)	(34,936)
Transfers between subaccounts, net	31,449	(11,443)	(262,816)	127,762	382,731	1,015,564
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	26,272	(14,219)	(311,016)	485,657	318,686	981,783
Net increase (decrease) in net assets	34,674	(7,137)	(551,569)	460,722	343,246	1,031,787
Net assets at beginning of year	21,336	28,473	651,479	190,757	1,166,225	134,438
Net assets at end of year	$56,010	$21,336	$99,910	$651,479	$1,509,471	$1,166,225

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy		Rydex VT Russell 2000 2x Strategy
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(40)	$(34)	$(462)	$(217)	$(24)	$(3)
Capital gains distributions	190	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	383	-	26,820	9,563	982	26
Change in unrealized appreciation/depreciation on investments during the year	524	29	10,749	(1,831)	2,219	354
Net increase (decrease) in net assets from operations	1,057	(5)	37,107	7,515	3,177	377

From contract owner transactions:
Variable annuity deposits	68,782	-	21,126	-	155	-
Contract owner maintenance charges	(2)	(2)	(19)	(7)	-	-
Terminations and withdrawals	(6,159)	(32)	(26,458)	(2,546)	(69)	-
Transfers between subaccounts, net	12,204	(3,412)	(9,936)	(29,358)	(699)	2,916
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	74,825	(3,446)	(15,287)	(31,911)	(613)	2,916
Net increase (decrease) in net assets	75,882	(3,451)	21,820	(24,396)	2,564	3,293
Net assets at beginning of year	-	3,451	81,389	105,785	4,740	1,447
Net assets at end of year	$75,882	$-	$103,209	$81,389	$7,304	$4,740

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(33)	$(32)	$(3,781)	$(1,739)	$(2,812)	$3,133
Capital gains distributions	-	-	-	8,677	-	-
Realized capital gain (loss) on sales of fund shares	38	1,236	166,770	83,724	144,990	105,588
Change in unrealized appreciation/depreciation on investments during the year	1,595	24	54,455	4,093	6,380	3,962
Net increase (decrease) in net assets from operations	1,600	1,228	217,444	94,755	148,558	112,683

From contract owner transactions:
Variable annuity deposits	231	-	87,130	51,830	515	884
Contract owner maintenance charges	(2)	(1)	(423)	(81)	(227)	(55)
Terminations and withdrawals	(126)	(1,919)	(24,460)	(16,111)	(14,443)	(6,501)
Transfers between subaccounts, net	13,218	(1,205)	8,780	(87,654)	(146,447)	(50,205)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	13,321	(3,125)	71,027	(52,016)	(160,602)	(55,877)
Net increase (decrease) in net assets	14,921	(1,897)	288,471	42,739	(12,044)	56,806
Net assets at beginning of year	-	1,897	169,955	127,216	116,571	59,765
Net assets at end of year	$14,921	$-	$458,426	$169,955	$104,527	$116,571
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P MidCap 400 Pure Growth		Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(590)	$(183)	$(509)	$(183)	$(1,225)	$(279)
Capital gains distributions	3,533	1,098	-	-	8,149	-
Realized capital gain (loss) on sales of fund shares	(3,847)	(795)	22,278	6,610	96,388	(283)
Change in unrealized appreciation/depreciation on investments during the year	3,354	1,694	993	821	6,775	(535)
Net increase (decrease) in net assets from operations	2,450	1,814	22,762	7,248	110,087	(1,097)

From contract owner transactions:
Variable annuity deposits	39,246	-	-	-	28,509	-
Contract owner maintenance charges	(17)	(9)	(18)	(15)	(34)	(10)
Terminations and withdrawals	(18,140)	(1,953)	(7,870)	(5,060)	(25,642)	(2,796)
Transfers between subaccounts, net	30,013	12,404	(34,650)	5,656	71,004	(39,817)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	51,102	10,442	(42,538)	581	73,837	(42,623)
Net increase (decrease) in net assets	53,552	12,256	(19,776)	7,829	183,924	(43,720)
Net assets at beginning of year	51,633	39,377	43,150	35,321	17,380	61,100
Net assets at end of year	$105,185	$51,633	$23,374	$43,150	$201,304	$17,380

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT S&P SmallCap 600 Pure Value		Rydex VT Strengthening Dollar 2x Strategy		Rydex VT Technology
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,035	$(334)	$(267)	$(212)	$(71)	$(153)
Capital gains distributions	-	-	-	-	-	1,511
Realized capital gain (loss) on sales of fund shares	13,088	(3,812)	(3,800)	(1,808)	497	(1,021)
Change in unrealized appreciation/depreciation on investments during the year	3,415	2,125	(3,319)	(3,885)	6,083	5,218
Net increase (decrease) in net assets from operations	17,538	(2,021)	(7,386)	(5,905)	6,509	5,555

From contract owner transactions:
Variable annuity deposits	510	-	-	-	69,907	1,350
Contract owner maintenance charges	(51)	(36)	(53)	(2)	(41)	(31)
Terminations and withdrawals	(7,468)	(2,995)	(63,333)	(233)	(9,837)	(1,188)
Transfers between subaccounts, net	(40,354)	46,775	84,759	(54,893)	46,215	(71,156)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(47,363)	43,744	21,373	(55,128)	106,244	(71,025)
Net increase (decrease) in net assets	(29,825)	41,723	13,987	(61,033)	112,753	(65,470)
Net assets at beginning of year	117,405	75,682	33,783	94,816	8,179	73,649
Net assets at end of year	$87,580	$117,405	$47,770	$33,783	$120,932	$8,179

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Telecommunications		Rydex VT Transportation		Rydex VT U.S. Government Money Market(d)
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(531)	$(54)	$(1,252)	$(174)	$(50,397)	$(17,972)
Capital gains distributions	-	-	-	-	99	39
Realized capital gain (loss) on sales of fund shares	7,508	1,558	60,831	3,497	-	-
Change in unrealized appreciation/depreciation on investments during the year	2,352	2,439	(5,236)	6,629	-	-
Net increase (decrease) in net assets from operations	9,329	3,943	54,343	9,952	(50,298)	(17,933)

From contract owner transactions:
Variable annuity deposits	68,782	-	1,821	-	37,086,249	23,181,082
Contract owner maintenance charges	(5)	(19)	(16)	(24)	(2,353)	(1,170)
Terminations and withdrawals	(63,873)	(356)	(102,948)	(1,080)	(3,952,455)	(1,192,405)
Transfers between subaccounts, net	(43,971)	64,442	(18,862)	42,948	(35,941,177)	(13,359,094)
Mortality adjustments	-	-	-	-	105	-
Net increase (decrease) in net assets from contract owner transactions	(39,067)	64,067	(120,005)	41,844	(2,809,631)	8,628,413
Net increase (decrease) in net assets	(29,738)	68,010	(65,662)	51,796	(2,859,929)	8,610,480
Net assets at beginning of year	117,687	49,677	104,178	52,382	10,524,782	1,914,302
Net assets at end of year	$87,949	$117,687	$38,516	$104,178	$7,664,853	$10,524,782

(d) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy		T. Rowe Price Blue Chip Growth
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,077	$1,092	$(102)	$(68)	$(1,217)	$(399)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(46,047)	1,975	(3,695)	(491)	8,478	2,021
Change in unrealized appreciation/depreciation on investments during the year	(247)	(1,166)	1,324	80	91,113	5,032
Net increase (decrease) in net assets from operations	(45,217)	1,901	(2,473)	(479)	98,374	6,654

From contract owner transactions:
Variable annuity deposits	26,848	-	-	-	376,560	128,770
Contract owner maintenance charges	(69)	(66)	-	(3)	(21)	(10)
Terminations and withdrawals	(49,857)	(1,348)	(8,199)	(194)	(46)	(13,059)
Transfers between subaccounts, net	95,748	8,651	10,475	32,405	57,205	(72,988)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	72,670	7,237	2,276	32,208	433,698	42,713
Net increase (decrease) in net assets	27,453	9,138	(197)	31,729	532,072	49,367
Net assets at beginning of year	32,652	23,514	38,233	6,504	62,357	12,990
Net assets at end of year	$60,105	$32,652	$38,036	$38,233	$594,429	$62,357

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	T. Rowe Price Equity Income		T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,705	$907	$(1,188)	$(498)	$1,847	$1,875
Capital gains distributions	-	-	9,243	2,164	-	347
Realized capital gain (loss) on sales of fund shares	9,680	72	48,951	27,687	(391)	16
Change in unrealized appreciation/depreciation on investments during the year	39,019	4,905	46,238	121	(2,389)	(308)
Net increase (decrease) in net assets from operations	51,404	5,884	103,244	29,474	(933)	1,930

From contract owner transactions:
Variable annuity deposits	435,746	22,205	11,940	12,000	-	136,481
Contract owner maintenance charges	(8)	(12)	(26)	(28)	-	(23)
Terminations and withdrawals	(1,211)	(119)	(44,991)	(1,209)	(25,206)	(28,841)
Transfers between subaccounts, net	(4,147)	21,646	34,888	18,885	74,090	53,378
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	430,380	43,720	1,811	29,648	48,884	160,995
Net increase (decrease) in net assets	481,784	49,604	105,055	59,122	47,951	162,925
Net assets at beginning of year	64,867	15,263	124,719	65,597	172,872	9,947
Net assets at end of year	$546,651	$64,867	$229,774	$124,719	$220,823	$172,872

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Templeton Developing Markets Securities		Templeton Foreign Securities	Templeton Global Bond Securities
	2013	2012	2013	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,725	$1,759	$624	$42,225	$22,221
Capital gains distributions	-	-	-	11,815	613
Realized capital gain (loss) on sales of fund shares	(1,365)	(1,728)	(1,099)	(5,712)	199
Change in unrealized appreciation/depreciation on investments during the year	(15,264)	27,602	720	(47,625)	51,105
Net increase (decrease) in net assets from operations	(10,904)	27,633	245	703	74,138

From contract owner transactions:
Variable annuity deposits	44,002	184,494	26,952	53,352	712,190
Contract owner maintenance charges	(30)	(56)	-	(17)	-
Terminations and withdrawals	(83,593)	(5,107)	-	(371,263)	(4,955)
Transfers between subaccounts, net	(23,117)	(15,883)	(21,209)	144,266	49,663
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(62,738)	163,448	5,743	(173,662)	756,898
Net increase (decrease) in net assets	(73,642)	191,081	5,988	(172,959)	831,036
Net assets at beginning of year	349,608	158,527	-	842,994	11,958
Net assets at end of year	$275,966	$349,608	$5,988	$670,035	$842,994

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Templeton Growth Securities		Third Avenue Value		Van Eck VIP Global Gold(a)
	2013	2012	2013	2012	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(172)	$962	$2,423	$155	$(7)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	354	4,651	(171)	(207)	-
Change in unrealized appreciation/depreciation on investments during the year	9,080	-	1,930	210	891
Net increase (decrease) in net assets from operations	9,262	5,613	4,182	158	884

From contract owner transactions:
Variable annuity deposits	-	98,786	-	-	40,460
Contract owner maintenance charges	-	-	(49)	-	-
Terminations and withdrawals	(186)	(120)	-	-	-
Transfers between subaccounts, net	89,005	(104,279)	60,597	5,399	-
Mortality adjustments	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	88,819	(5,613)	60,548	5,399	40,460
Net increase (decrease) in net assets	98,081	-	64,730	5,557	41,344
Net assets at beginning of year	-	-	5,557	-	-
Net assets at end of year	$98,081	$-	$70,287	$5,557	$41,344

(a)  New subaccount.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Van Eck VIP Global Hard Assets		Virtus International Series(a)	Virtus Multi-Sector Fixed Income Series(a)	Virtus Premium AlphaSector Series(a)	Wells Fargo Advantage International Equity VT
	2013	2012	2013	2013	2013	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$841	$907	$685	$594	$(1,866)	$(538)
Capital gains distributions	6,607	4,812	-	-	3,898	-
Realized capital gain (loss) on sales of fund shares	(9,573)	(1,024)	2	-	156	22,481
Change in unrealized appreciation/depreciation on investments during the year	(88)	8,087	963	(437)	93,710	-
Net increase (decrease) in net assets from operations	(2,213)	12,782	1,650	157	95,898	21,943

From contract owner transactions:
Variable annuity deposits	48,006	272,237	-	-	1,100,489	-
Contract owner maintenance charges	(23)	(6)	-	-	(20)	-
Terminations and withdrawals	(46,346)	(3,871)	(83)	-	(1,303)	(3,630)
Transfers between subaccounts, net	(191,701)	12,468	47,004	25,000	107,315	(18,313)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(190,064)	280,828	46,921	25,000	1,206,481	(21,943)
Net increase (decrease) in net assets	(192,277)	293,610	48,571	25,157	1,302,379	-
Net assets at beginning of year	317,882	24,272	-	-	-	-
Net assets at end of year	$125,605	$317,882	$48,571	$25,157	$1,302,379	$-

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

	Wells Fargo Advantage Omega Growth VT		Wells Fargo Advantage Opportunity VT		Wells Fargo Advantage Small Cap Value VT
	2013	2012	2013	2012	2013	2012
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(67)	$(72)	$(37)	$(28)	$417	$460
Capital gains distributions	25	-	-	2	-	-
Realized capital gain (loss) on sales of fund shares	2	(3,104)	1,591	295	8,777	815
Change in unrealized appreciation/depreciation on investments during the year	2,643	-	2,096	1,318	814	9,593
Net increase (decrease) in net assets from operations	2,603	(3,176)	3,650	1,587	10,008	10,868

From contract owner transactions:
Variable annuity deposits	-	-	4,969	-	-	-
Contract owner maintenance charges	-	(12)	(14)	-	-	-
Terminations and withdrawals	-	(1,050)	(9,053)	(132)	(12,762)	(1,464)
Transfers between subaccounts, net	86,561	4,238	(2,568)	5,723	(8,356)	(30,996)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	86,561	3,176	(6,666)	5,591	(21,118)	(32,460)
Net increase (decrease) in net assets	89,164	-	(3,016)	7,178	(11,110)	(21,592)
Net assets at beginning of year	-	-	17,081	9,903	84,892	106,484
Net assets at end of year	$89,164	$-	$14,065	$17,081	$73,782	$84,892

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2013 and 2012

Western Asset Variable Global High Yield Bond
2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(312)
Capital gains distributions	-
Realized capital gain (loss) on sales of fund shares	13,642
Change in unrealized appreciation/depreciation on investments during the year	(67)
Net increase (decrease) in net assets from operations	13,263

From contract owner transactions:
Variable annuity deposits	29,682
Contract owner maintenance charges	-
Terminations and withdrawals	(298)
Transfers between subaccounts, net	(13,064)
Mortality adjustments	-
Net increase (decrease) in net assets from contract owner transactions	16,320
Net increase (decrease) in net assets	29,583
Net assets at beginning of year	-
Net assets at end of year	$29,583

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2013

1.  Organization and Significant Accounting Policies

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity are deferred variable annuity contracts offered by Security Benefit Life Insurance Company (SBL). Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve™ Balanced Portfolio	-	7Twelve Advisors, LLC	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
AllianceBernstein VPS Global Thematic Growth	B	AllianceBernstein LP	-
AllianceBernstein VPS Growth and Income	B	AllianceBernstein LP	-
AllianceBernstein VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	Blackrock Financial Management, Inc
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	BlackRock Investment Management, LLC
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Direxion Dynamic VP HY Bond	-	Rafferty Asset Management, LLC	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
DWS Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Global Small Cap Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
DWS Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity SelectCo, LLC	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Investments Money Management Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc.
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity SelectCo, LLC
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors;
Fidelity Inv Money Mgmt Inc;
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Flex Cap Growth Securities	2	Franklin Advisers, Inc.	-
Franklin Growth & Income Securities	2	Franklin Advisers, Inc.	-
Franklin High Income Securities	2	Franklin Advisers, Inc.	-
Franklin Income Securities	2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Large Cap Growth Securities	2	Franklin Advisers, Inc.	-
Franklin Large Cap Value Securities	2	Franklin Advisory Services, LLC	-
Franklin Mutual Global Discovery Securities	2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Mutual Shares Securities	2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends Securities	2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value Securities	2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth Securities	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Strategic Income Securities	2	Franklin Advisers, Inc.	-
Franklin US Government Securities	2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equities	Service	Goldman Sachs Asset Management International	-
Goldman Sachs VIT Structured Small Cap Equities	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VT All Cap Value	-	Guggenheim Investments	-
Guggenheim VT CLS AdvisorOne Amerigo	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT CLS AdvisorOne Clermont	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT CLS AdvisorOne Select Allocation	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VT Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VT Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VT High Yield	-	Guggenheim Investments	-
Guggenheim VT Large Cap Value	-	Guggenheim Investments	-
Guggenheim VT Long Short Equity	-	Guggenheim Investments	-
Guggenheim VT Macro Opportunities	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VT Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VT Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VT Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VT Small Cap Value	-	Guggenheim Investments	-
Guggenheim VT StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VT StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VT StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VT StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VT Total Return Bond	-	Guggenheim Investments	-
Guggenheim VT World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
ING Clarion Global Real Estate	S2	ING Investments, LLC	CBRE Clarion Securities LLC
ING Clarion Real Estate	S2	Directed Services LLC	CBRE Clarion Securities LLC
ING MidCap Opportunities	S2	ING Investments, LLC	ING Investment Management Co.
Innealta Capital Country Rotation	Class 2	Al Frank Asset Management Inc	-
Innealta Capital Sector Rotation	Class 2	Al Frank Asset Management Inc	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	Morgan Stanley Investment Mgmt Ltd
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Utilities	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Balanced	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Dividend Opportunities	-	Waddell & Reed Investment Management Co.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Ivy Funds VIP Energy	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Global Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP High Income	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Core Equity	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP International Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Limited-Term Bond	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Mid Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Real Estate Securities	-	Waddell & Reed Investment Management Co.	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Growth	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Small Cap Value	-	Waddell & Reed Investment Management Co.	-
Ivy Funds VIP Value	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust International Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid Growth Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust MidCap Growth Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Research Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Fund/VA	Class 2	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main St Sm Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Investors	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Voyager	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rydex VT Banking	-	Guggenheim Investments	-
Rydex VT Basic Materials	-	Guggenheim Investments	-
Rydex VT Biotechnology	-	Guggenheim Investments	-
Rydex VT Commodities Strategy	-	Guggenheim Investments	-
Rydex VT Consumer Products	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Electronics	-	Guggenheim Investments	-
Rydex VT Energy	-	Guggenheim Investments	-
Rydex VT Energy Services	-	Guggenheim Investments	-
Rydex VT Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VT Financial Services	-	Guggenheim Investments	-
Rydex VT Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VT Health Care	-	Guggenheim Investments	-
Rydex VT Internet	-	Guggenheim Investments	-
Rydex VT Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VT Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse Russell 2000 Strategy	-	Guggenheim Investments	-
Rydex VT Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VT Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VT Leisure	-	Guggenheim Investments	-
Rydex VT Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT NASDAQ-100	-	Guggenheim Investments	-
Rydex VT NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VT Nova	-	Guggenheim Investments	-
Rydex VT Precious Metals	-	Guggenheim Investments	-
Rydex VT Real Estate	-	Guggenheim Investments	-
Rydex VT Retailing	-	Guggenheim Investments	-
Rydex VT Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VT Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VT S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VT Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VT Technology	-	Guggenheim Investments	-
Rydex VT Telecommunications	-	Guggenheim Investments	-
Rydex VT Transportation	-	Guggenheim Investments	-
Rydex VT U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VT Utilities	-	Guggenheim Investments	-
Rydex VT Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets Securities	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign Securities	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond Securities	2	Franklin Advisers, Inc.	-
Templeton Growth Securities	2	Templeton Global Advisors Ltd.	Templeton Asset Management Ltd. (SG)
Third Avenue Value	-	Third Avenue Management LLC	-
Van Eck VIP Global Gold	S	Van Eck Associates Corporation	-
Van Eck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Virtus International Series	-	Virtus Investment Advisors (VIA)	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	-	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Premium AlphaSectorTM Series	-	Virtus Investment Advisors (VIA)	Euclid Advisors LLC
Virtus Real Estate Securities Series	-	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Strategic Allocation Series	-	Virtus Investment Advisors (VIA)	Euclid Advisors LLC;Newfleet Asset Management, LLC
Wells Fargo Advantage International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Wells Fargo Funds Management, LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

December 31, 2013

1.  Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation. As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds. The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Two-hundred-seventy-nine subaccounts are currently offered by the Separate Account, the following subaccounts had no activity as indicated:

Subaccounts with No Activity	2013	2012

Adaptive Allocation Portfolio	X	X
Alger Large Cap Growth	X	X
AllianceBernstein VPS Global Thematic Growth	X	X
AllianceBernstein VPS Growth and Income		X
AllianceBernstein VPS Small/Mid Cap Value		X
American Century VP Inflation Protection		X
BlackRock Capital Appreciation V.I.	X	X
BlackRock High Yield V.I.		X
BlackRock Large Cap Core V.I.	X
BlackRock Large Cap Growth V.I.		X
Dimensional VA Global Bond Portfolio		X
Dimensional VA International Small Portfolio		X
Dimensional VA International Value Portfolio		X
Dimensional VA Short-Term Fixed Portfolio		X
Dimensional VA U.S. Large Value Portfolio		X
Dimensional VA U.S. Targeted Value Portfolio		X
Direxion Dynamic VP HY Bond		X
Dreyfus IP Small Cap Stock Index		X
Dreyfus IP Technology Growth		X
Dreyfus Stock Index	X	X
Dreyfus VIF Appreciation	X	X
DWS Capital Growth VIP	X	X
DWS Core Equity VIP	X	X
DWS Global Growth VIP		X
DWS High Income VIP		X
DWS Large Cap Value VIP		X
Federated Fund for U.S. Government Securities II	X	X
Fidelity VIP Emerging Markets		X
Fidelity VIP High Income		X
Fidelity VIP Overseas		X
Franklin Flex Cap Growth Securities		X
Franklin Large Cap Growth Securities	X	X
Franklin Large Cap Value Securities		X
Goldman Sachs VIT Strategic Growth		X
Goldman Sachs VIT Structured Small Cap Equity		X
Guggenheim VT All Cap Value	X	X
Guggenheim VT Managed Asset Allocation	X	X
Guggenheim VT StylePlus Large Core	X	X
Guggenheim VT StylePlus Mid Growth		X
Guggenheim VT StylePlus Small Growth	X	X
Guggenheim VT Total Return Bond		X

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccounts with No Activity	2013	2012
Ibbotson Aggressive Growth ETF Asset Allocation	X	X
Ibbotson Balanced ETF Asset Allocation		X
Ibbotson Conservative ETF Asset Allocation	X	X
Ibbotson Growth ETF Asset Allocation		X
Ibbotson Income and Growth ETF Asset Allocation		X
ING Clarion Global Real Estate		X
ING Clarion Real Estate		X
ING MidCap Opportunities	X	X
Innealta Capital Country Rotation		X
Innealta Capital Sector Rotation		X
Invesco V.I. American Franchise	X	X
Invesco V.I. Core Equity	X	X
Invesco V.I. Global Core Equity	X
Invesco V.I. Mid Cap Growth		X
Invesco V.I. S&P 500 Index		X
Ivy Funds VIP Asset Strategy		X
Ivy Funds VIP Dividend Opportunities		X
Ivy Funds VIP International Growth	X	X
Ivy Funds VIP Real Estate Securities		X
JPMorgan Insurance Trust Core Bond Portfolio	X	X
JPMorgan Insurance Trust International Equity Portfolio	X	X
JPMorgan Insurance Trust Intrepid Growth Portfolio	X	X
JPMorgan Insurance Trust Intrepid MidCap Portfolio		X
JPMorgan Insurance Trust MidCap Growth Portfolio	X	X
JPMorgan Insurance Trust Small Cap Core Portfolio		X
JPMorgan Insurance Trust US Equity Portfolio		X
Lord Abbett Series Calibrated Dividend Growth VC	X	X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Fundamental Equity VC	X	X
Lord Abbett Series Value Opportunities VC	X	X
MFS VIT Emerging Markets Equity		X
MFS VIT High Yield	X	X
MFS VIT Investors Growth Stock		X
Morgan Stanley UIF Emerging Markets Debt		X
Morgan Stanley UIF Emerging Markets Equity	X	X
Neuberger Berman AMT Large Cap Value	X
Oppenheimer International Growth Fund/VA		X
PIMCO VIT Short-Term		X
Pioneer Bond VCT		X
Pioneer Emerging Markets VCT	X	X
Pioneer Equity Income VCT		X
Pioneer High Yield VCT		X
Pioneer Real Estate Shares VCT	X	X
Pioneer Strategic Income VCT		X

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccounts with No Activity	2013	2012
Power Income VIT		X
Putnam VT Absolute Return 500		X
Putnam VT Capital Opportunities	X	X
Putnam VT Diversified Income		X
Putnam VT Equity Income		X
Putnam VT Global Asset Allocation	X	X
Putnam VT Growth Opportunities	X	X
Putnam VT High Yield		X
Putnam VT Income		X
Putnam VT Investors	X	X
Putnam VT Voyager		X
Rydex VT Inverse Mid-Cap Strategy	X
Rydex VT Japan 2x Strategy		X
Templeton Foreign Securities		X
Virtus Real Estate Securities Series	X
Virtus Strategic Allocation Series	X
Wells Fargo Advantage International Equity VT		X
Wells Fargo Advantage Intrinsic Value VT	X	X
Western Asset Variable Global High Yield Bond		X

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VT Floating Rate Strategies
May 1, 2013	Guggenheim VT Macro Opportunities
May 1, 2013	Probabilities Fund
May 1, 2013	Van Eck VIP Global Gold
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Premium AlphaSector Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
December 28, 2012	Adaptive Allocation Portfolio
December 28, 2012	AllianceBernstein VPS Global Thematic Growth
December 28, 2012	AllianceBernstein VPS Growth and Income
December 28, 2012	AllianceBernstein VPS Small/Mid Cap Value
December 28, 2012	American Century VP Inflation Protection
December 28, 2012	BlackRock High Yield V.I.
December 28, 2012	Dimensional VA Global Bond Portfolio
December 28, 2012	Dimensional VA International Small Portfolio
December 28, 2012	Dimensional VA International Value Portfolio
December 28, 2012	Dimensional VA Short-Term Fixed Portfolio

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
December 28, 2012	Dimensional VA U.S. Large Value Portfolio
December 28, 2012	Dimensional VA U.S. Targeted Value Portfolio
December 28, 2012	Direxion Dynamic VP HY Bond
December 28, 2012	Dreyfus IP Small Cap Stock Index
December 28, 2012	Dreyfus IP Technology Growth
December 28, 2012	Dreyfus Stock Index
December 28, 2012	Dreyfus VIF Appreciation
December 28, 2012	Dreyfus VIF International Value
December 28, 2012	DWS High Income VIP
December 28, 2012	Federated Fund for U.S. Government Securities II
December 28, 2012	Federated High Income Bond II
December 28, 2012	Fidelity VIP Emerging Markets
December 28, 2012	Fidelity VIP Growth Opportunities
December 28, 2012	Fidelity VIP High Income
December 28, 2012	Guggenheim VT StylePlus Large Core
December 28, 2012	Guggenheim VT StylePlus Mid Growth
December 28, 2012	Guggenheim VT StylePlus Small Growth
December 28, 2012	Guggenheim VT Total Return Bond
December 28, 2012	Ibbotson Aggressive Growth ETF Asset Allocation
December 28, 2012	Ibbotson Balanced ETF Asset Allocation
December 28, 2012	Ibbotson Conservative ETF Asset Allocation
December 28, 2012	Ibbotson Growth ETF Asset Allocation
December 28, 2012	Ibbotson Income and Growth ETF Asset Allocation
December 28, 2012	ING Clarion Global Real Estate
December 28, 2012	ING Clarion Real Estate
December 28, 2012	ING MidCap Opportunities
December 28, 2012	Innealta Capital Country Rotation
December 28, 2012	Innealta Capital Sector Rotation
December 28, 2012	Invesco V.I. S&P 500 Index
December 28, 2012	JPMorgan Insurance Trust Core Bond Portfolio
December 28, 2012	JPMorgan Insurance Trust International Equity Portfolio
December 28, 2012	JPMorgan Insurance Trust Intrepid Growth Portfolio
December 28, 2012	JPMorgan Insurance Trust Intrepid MidCap Portfolio
December 28, 2012	JPMorgan Insurance Trust MidCap Growth Portfolio
December 28, 2012	JPMorgan Insurance Trust Small Cap Core Portfolio
December 28, 2012	JPMorgan Insurance Trust US Equity Portfolio
December 28, 2012	MFS VIT Emerging Markets Equity
December 28, 2012	MFS VIT High Yield
December 28, 2012	Morgan Stanley UIF Emerging Markets Debt
December 28, 2012	Morgan Stanley UIF Emerging Markets Equity
December 28, 2012	PIMCO VIT Short-Term
December 28, 2012	Pioneer Bond VCT
December 28, 2012	Pioneer Emerging Markets VCT
December 28, 2012	Pioneer Equity Income VCT

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
December 28, 2012	Pioneer High Yield VCT
December 28, 2012	Pioneer Real Estate Shares VCT
December 28, 2012	Pioneer Strategic Income VCT
December 28, 2012	Power Income VIT
December 28, 2012	Putnam VT Absolute Return 500
December 28, 2012	Putnam VT Capital Opportunities
December 28, 2012	Putnam VT Diversified Income
December 28, 2012	Putnam VT Equity Income
December 28, 2012	Putnam VT Global Asset Allocation
December 28, 2012	Putnam VT Growth Opportunities
December 28, 2012	Putnam VT High Yield
December 28, 2012	Putnam VT Income
December 28, 2012	Putnam VT Investors
December 28, 2012	Putnam VT Voyager
December 28, 2012	Western Asset Variable Global High Yield Bond
April 29, 2011	Invesco V.I. Government Securities
April 1, 2011	Alger Capital Appreciation
April 1, 2011	Alger Large Cap Growth
April 1, 2011	American Century VP Income & Growth
April 1, 2011	American Century VP International
April 1, 2011	American Century VP Mid Cap Value
April 1, 2011	American Century VP Value
April 1, 2011	BlackRock Basic Value V.I.
April 1, 2011	BlackRock Capital Appreciation V.I.
April 1, 2011	BlackRock Equity Dividend V.I.
April 1, 2011	BlackRock Global Allocation V.I.
April 1, 2011	BlackRock Global Opportunities V.I.
April 1, 2011	BlackRock Large Cap Core V.I.
April 1, 2011	BlackRock Large Cap Growth V.I.
April 1, 2011	DWS Capital Growth VIP
April 1, 2011	DWS Global Growth VIP
April 1, 2011	DWS Global Small Cap Growth VIP
April 1, 2011	DWS Government & Agency Securities VIP
April 1, 2011	DWS Large Cap Value VIP
April 1, 2011	DWS Small Mid Cap Value VIP
April 1, 2011	Fidelity VIP Balanced
April 1, 2011	Fidelity VIP Disciplined Small Cap
April 1, 2011	Fidelity VIP Growth & Income
April 1, 2011	Fidelity VIP Mid Cap
April 1, 2011	Fidelity VIP Overseas
April 1, 2011	Fidelity VIP Real Estate
April 1, 2011	Fidelity VIP Strategic Income
April 1, 2011	Franklin Flex Cap Growth Securities
April 1, 2011	Franklin Growth & Income Securities

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
April 1, 2011	Franklin High Income Securities
April 1, 2011	Franklin Income Securities
April 1, 2011	Franklin Large Cap Growth Securities
April 1, 2011	Franklin Large Cap Value Securities
April 1, 2011	Franklin Mutual Global Discovery Securities
April 1, 2011	Franklin Mutual Shares Securities
April 1, 2011	Franklin Rising Dividends Securities
April 1, 2011	Franklin Small Cap Value Securities
April 1, 2011	Franklin Strategic Income Securities
April 1, 2011	Franklin US Government Securities
April 1, 2011	Goldman Sachs VIT Growth Opportunities
April 1, 2011	Goldman Sachs VIT High Quality Floating Rate
April 1, 2011	Goldman Sachs VIT Large Cap Value
April 1, 2011	Goldman Sachs VIT Mid Cap Value
April 1, 2011	Goldman Sachs VIT Strategic Growth
April 1, 2011	Goldman Sachs VIT Strategic International Equity
April 1, 2011	Goldman Sachs VIT Structured Small Cap Equity
April 1, 2011	Guggenheim VT High Yield
April 1, 2011	Guggenheim VT Managed Asset Allocation
April 1, 2011	Guggenheim VT StylePlus Large Growth
April 1, 2011	Invesco V.I. American Franchise
April 1, 2011	Invesco V.I. American Value
April 1, 2011	Invesco V.I. Comstock
April 1, 2011	Invesco V.I. Core Equity
April 1, 2011	Invesco V.I. Equity and Income
April 1, 2011	Invesco V.I. Global Core Equity
April 1, 2011	Invesco V.I. Global Health Care
April 1, 2011	Invesco V.I. Global Real Estate
April 1, 2011	Invesco V.I. Government Securities
April 1, 2011	Invesco V.I. Growth and Income
April 1, 2011	Invesco V.I. High Yield
April 1, 2011	Invesco V.I. Mid Cap Growth
April 1, 2011	Invesco V.I. Small Cap Equity
April 1, 2011	Invesco V.I. Utilities
April 1, 2011	Ivy Funds VIP Asset Strategy
April 1, 2011	Ivy Funds VIP Balanced
April 1, 2011	Ivy Funds VIP Core Equity
April 1, 2011	Ivy Funds VIP Dividend Opportunities
April 1, 2011	Ivy Funds VIP Energy
April 1, 2011	Ivy Funds VIP Global Bond
April 1, 2011	Ivy Funds VIP Growth
April 1, 2011	Ivy Funds VIP High Income
April 1, 2011	Ivy Funds VIP International Core Equity
April 1, 2011	Ivy Funds VIP International Growth

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
April 1, 2011	Ivy Funds VIP Limited-Term Bond
April 1, 2011	Ivy Funds VIP Mid Cap Growth
April 1, 2011	Ivy Funds VIP Real Estate Securities
April 1, 2011	Ivy Funds VIP Science and Technology
April 1, 2011	Ivy Funds VIP Small Cap Growth
April 1, 2011	Ivy Funds VIP Small Cap Value
April 1, 2011	Ivy Funds VIP Value
April 1, 2011	Janus Aspen Enterprise
April 1, 2011	Janus Aspen Forty
April 1, 2011	Janus Aspen Janus Portfolio
April 1, 2011	Janus Aspen Overseas
April 1, 2011	Janus Aspen Perkins Mid Cap Value
April 1, 2011	Lord Abbett Series Bond-Debenture VC
April 1, 2011	Lord Abbett Series Calibrated Dividend Growth VC
April 1, 2011	Lord Abbett Series Classic Stock VC
April 1, 2011	Lord Abbett Series Developing Growth VC
April 1, 2011	Lord Abbett Series Fundamental Equity VC
April 1, 2011	Lord Abbett Series Growth and Income VC
April 1, 2011	Lord Abbett Series Growth Opportunities VC
April 1, 2011	Lord Abbett Series Mid Cap Stock VC
April 1, 2011	Lord Abbett Series Total Return VC
April 1, 2011	Lord Abbett Series Value Opportunities VC
April 1, 2011	MFS VIT Investors Growth Stock
April 1, 2011	MFS VIT Investors Trust
April 1, 2011	MFS VIT New Discovery
April 1, 2011	MFS VIT Research
April 1, 2011	MFS VIT Research Bond
April 1, 2011	MFS VIT Research International
April 1, 2011	MFS VIT Total Return
April 1, 2011	MFS VIT Utilities
April 1, 2011	Neuberger Berman AMT Socially Responsive
April 1, 2011	Oppenheimer Global Fund/VA
April 1, 2011	Oppenheimer Global Strategic Income Fund/VA
April 1, 2011	Oppenheimer International Growth Fund/VA
April 1, 2011	PIMCO VIT All Asset
April 1, 2011	PIMCO VIT CommodityRealReturn Strategy
April 1, 2011	PIMCO VIT Emerging Markets Bond
April 1, 2011	PIMCO VIT Foreign Bond (Unhedged)
April 1, 2011	PIMCO VIT Low Duration Advisor Class
April 1, 2011	PIMCO VIT Real Return Advisor Class
April 1, 2011	PIMCO VIT Total Return Advisor Class
April 1, 2011	T. Rowe Price Blue Chip Growth
April 1, 2011	T. Rowe Price Equity Income
April 1, 2011	T. Rowe Price Health Sciences

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
April 1, 2011	T. Rowe Price Limited-Term Bond
April 1, 2011	Templeton Global Bond Securities
April 1, 2011	Templeton Growth Securities
April 1, 2011	Third Avenue Value
April 1, 2011	Van Eck VIP Global Hard Assets
April 1, 2011	Wells Fargo Advantage International Equity VT
April 1, 2011	Wells Fargo Advantage Intrinsic Value VT
April 1, 2011	Wells Fargo Advantage Omega Growth VT
April 1, 2011	Wells Fargo Advantage Small Cap Value VT

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

January 28, 2013	Guggenheim VT Total Return Bond	Guggenheim VT U.S. Intermediate Bond
April 29, 2013	Invesco V.I. American Franchise	Invesco Van Kampen V.I. American Franchise Fund
April 29, 2013	Invesco V.I. American Value	Invesco Van Kampen V.I. American Value
April 29, 2013	Invesco V.I. Comstock	Invesco Van Kampen V.I. Comstock
April 29, 2013	Invesco V.I. Equity and Income	Invesco Van Kampen V.I. Equity and Income
April 29, 2013	Invesco V.I. Growth and Income	Invesco Van Kampen V.I. Growth and Income
April 29, 2013	Invesco V.I. Mid Cap Growth	Invesco Van Kampen V.I. Mid Cap Growth
April 30, 2013	Guggenheim VT StylePlus Large Core	Guggenheim VT Large Cap Core
April 30, 2013	Guggenheim VT StylePlus Large Growth	Guggenheim VT Large Cap Concentrated Growth
April 30, 2013	Guggenheim VT StylePlus Mid Growth	Guggenheim VT Mid Cap Growth
April 30, 2013	Guggenheim VT StylePlus Small Growth	Guggenheim VT Small Cap Growth
April 30, 2013	Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
April 30, 2013	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Main Street Small- & Mid-Cap Fund/VA
May 1, 2013	DWS Global Growth VIP	DWS Global Thematic VIP
May 1, 2013	DWS Small Mid Cap Value VIP	DWS Dreman Small Mid Cap Value VIP\
May 1, 2013	Goldman Sachs VIT High Quality Floating Rate	Goldman Sachs VIT Government Income
August 15, 2013	Guggenheim VT World Equity Income	Guggenheim VT MSCI EAFE Equal Weight
October 30, 2013	Guggenheim VT Long Short Equity	Guggenheim VT U.S. Long Short Momentum

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets

September 6, 2013	Guggenheim VT All-Asset Aggressive Strategy	Rydex VT U.S. Government Money Market	$ 28,279
September 6, 2013	Guggenheim VT All-Asset Conservative Strategy	Rydex VT U.S. Government Money Market	$ 23,013
September 6, 2013	Guggenheim VT All-Asset Moderate Strategy	Rydex VT U.S. Government Money Market	$374,742
September 6, 2013	Guggenheim VT DWA Flexible Allocation	Rydex VT U.S. Government Money Market	$ -
September 6, 2013	Guggenheim VT DWA Sector Rotation	Rydex VT U.S. Government Money Market	$ 9,084

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

The following subaccounts are no longer available for new investment:

Subaccounts Closed to New Investments

Direxion Dynamic VP HY Bond
Dreyfus VIF International Value
Federated Fund for U.S. Government Securities II
Federated High Income Bond II
Fidelity VIP Growth Opportunities
Guggenheim VT StylePlus Mid Growth
Invesco V.I. Government Securities
Neuberger Berman AMT Large Cap Value
PIMCO VIT Low Duration Adminstrative Class
PIMCO VIT Real Return Adminstrative Class
PIMCO VIT Total Return Adminstrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2013, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio(a)	$78,292	$240
Alger Capital Appreciation	141,884	395
AllianceBernstein VPS Growth and Income	123,792	211
AllianceBernstein VPS Small/Mid Cap Value	76,114	7,018
ALPS/Alerian Energy Infrastructure(a)	144,321	86,675
American Century VP Income & Growth	377	75,930
American Century VP Inflation Protection	24,769	38
American Century VP International	166,395	38,208
American Century VP Mid Cap Value	112,592	22,326
American Century VP Value	221,462	22,193
BlackRock Basic Value V.I.	183,319	228
BlackRock Equity Dividend V.I.	586,566	513,331
BlackRock Global Allocation V.I.	166,076	13,294
BlackRock Global Opportunities V.I.	19,371	360
BlackRock High Yield V.I.	2,770,622	1,851,107
BlackRock Large Cap Growth V.I.	21,802	72
Dimensional VA Global Bond Portfolio	62,040	2,511
Dimensional VA International Small Portfolio	23,717	117
Dimensional VA International Value Portfolio	173,749	17,173

(a) New subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Dimensional VA Short-Term Fixed Portfolio	$678,752	$158,263
Dimensional VA U.S. Large Value Portfolio	110,003	8,488
Dimensional VA U.S. Targeted Value Portfolio	44,547	1,971
Direxion Dynamic VP HY Bond(e)	120,553	120,637
Dreyfus IP Small Cap Stock Index	57,647	9,341
Dreyfus IP Technology Growth	3,379	8
Dreyfus VIF International Value(e)	10,056	172
DWS Global Growth VIP(c)	67,834	69,171
DWS Global Small Cap Growth VIP	4,818	1,783
DWS Government & Agency Securities VIP	53,435	116,680
DWS High Income VIP	614,648	333,395
DWS Large Cap Value VIP	113,411	69,494
DWS Small Mid Cap Value VIP(c)	87,020	36,268
Federated High Income Bond II(e)	371,368	182,541
Fidelity VIP Balanced	421,782	199,977
Fidelity VIP Contrafund	701,699	137,451
Fidelity VIP Disciplined Small Cap	6,584	6
Fidelity VIP Emerging Markets	2,700,839	2,415,706
Fidelity VIP Growth & Income	74,128	89,918
Fidelity VIP Growth Opportunities(e)	201,130	42,156
Fidelity VIP High Income	791,791	40,921
Fidelity VIP Index 500	2,985,028	169,709
Fidelity VIP Investment Grade Bond	208,415	142,826
Fidelity VIP Mid Cap	552,334	27,607
Fidelity VIP Overseas	25,932	15,557
Fidelity VIP Real Estate	435,044	339,446
Fidelity VIP Strategic Income	134,549	328,770
Franklin Flex Cap Growth Securities	69,570	64,681
Franklin Growth & Income Securities	22,685	94,353
Franklin High Income Securities	10,744,736	2,864,242
Franklin Income Securities	865,384	116,680
Franklin Large Cap Value Securities	55,070	677
Franklin Mutual Global Discovery Securities	200,315	8,093
Franklin Mutual Shares Securities	187,961	153,840
Franklin Rising Dividends Securities	721,429	35,653
Franklin Small Cap Value Securities	213,030	351,569
Franklin Small-Mid Cap Growth Securities	206,644	169,909
Franklin Strategic Income Securities	440,095	719,646
Franklin US Government Securities	1,263,739	1,193,114
Goldman Sachs VIT Growth Opportunities	17,167	12,765
Goldman Sachs VIT High Quality Floating Rate(c)	202,206	28,854

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Goldman Sachs VIT Large Cap Value	$21,780	$33,871
Goldman Sachs VIT Mid Cap Value	202,720	123,613
Goldman Sachs VIT Strategic Growth	99,392	2,159
Goldman Sachs VIT Strategic International Equity	223,149	55,425
Goldman Sachs VIT Structured Small Cap Equity	91,781	102,248
Guggenheim VT CLS AdvisorOne Amerigo	393,956	407,954
Guggenheim VT CLS AdvisorOne Clermont	163,121	313,543
Guggenheim VT CLS AdvisorOne Select Allocation	85,586	142,786
Guggenheim VT Floating Rate Strategies(a)	834,617	229,232
Guggenheim VT Global Managed Futures Strategy	105,845	31,698
Guggenheim VT High Yield	2,854,410	2,636,083
Guggenheim VT Large Cap Value	19,956	53,464
Guggenheim VT Long Short Equity(c)	141,049	556
Guggenheim VT Macro Opportunities(a)	65,441	2,429
Guggenheim VT Mid Cap Value	26,105	14,777
Guggenheim VT Multi-Hedge Strategies	46,893	80,914
Guggenheim VT Small Cap Value	63,320	31,311
Guggenheim VT StylePlus Large Growth(c)	27,625	32,078
Guggenheim VT StylePlus Mid Growth(c)(e)	49,316	81
Guggenheim VT Total Return Bond(c)	346	347
Guggenheim VT World Equity Income(c)	2,715,565	1,755,676
Ibbotson Balanced ETF Asset Allocation	192,175	120,658
Ibbotson Growth ETF Asset Allocation	74,935	228
Ibbotson Income and Growth ETF Asset Allocation	254,442	1,198
ING Clarion Global Real Estate	97,911	2,073
ING Clarion Real Estate	98,368	43,182
Innealta Capital Country Rotation	59,609	35,454
Innealta Capital Sector Rotation	35,341	34,879
Invesco V.I. American Value(c)	14,991	89,663
Invesco V.I. Comstock(c)	132,412	105,580
Invesco V.I. Equity and Income(c)	100,421	32,762
Invesco V.I. Global Health Care	235,690	22,957
Invesco V.I. Global Real Estate	376,157	377,819
Invesco V.I. Government Securities(e)	20,080	334,383
Invesco V.I. Growth and Income(c)	15,944	2,983
Invesco V.I. High Yield	689,280	925,973
Invesco V.I. International Growth	63,040	104,120
Invesco V.I. Mid Cap Core Equity	172,016	198,174
Invesco V.I. Mid Cap Growth(c)	68,274	67,644
Invesco V.I. S&P 500 Index	2,226,729	2,276,584

(a) New subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Small Cap Equity	$159,125	$165,277
Invesco V.I. Utilities	20,112	532
Ivy Funds VIP Asset Strategy	86,794	15,396
Ivy Funds VIP Balanced	179,873	135,895
Ivy Funds VIP Core Equity	5,678	5,713
Ivy Funds VIP Dividend Opportunities	57,087	413
Ivy Funds VIP Energy	122,967	898
Ivy Funds VIP Global Bond	-	16,092
Ivy Funds VIP Growth	24,756	9,096
Ivy Funds VIP High Income	7,076,480	6,158,250
Ivy Funds VIP International Core Equity	5,945	201,593
Ivy Funds VIP Limited-Term Bond	54,368	138,012
Ivy Funds VIP Mid Cap Growth	75,575	23,478
Ivy Funds VIP Real Estate Securities	20,583	492
Ivy Funds VIP Science and Technology	172,054	10,994
Ivy Funds VIP Small Cap Growth	-	5,022
Ivy Funds VIP Small Cap Value	83,434	82,177
Ivy Funds VIP Value	14,202	24,445
Janus Aspen Enterprise	36,384	42,271
Janus Aspen Forty	79,285	79,368
Janus Aspen Janus Portfolio	12,398	626,762
Janus Aspen Overseas	673,608	777,646
Janus Aspen Perkins Mid Cap Value	242,232	391
JPMorgan Insurance Trust Intrepid MidCap Portfolio	21,996	30
JPMorgan Insurance Trust Small Cap Core Portfolio	45,791	28,343
JPMorgan Insurance Trust US Equity Portfolio	15,002	15,131
Lord Abbett Series Bond-Debenture VC	730,498	757,225
Lord Abbett Series Developing Growth VC	383,829	187,576
Lord Abbett Series Growth and Income VC	38	77
Lord Abbett Series Growth Opportunities VC	76,146	78,150
Lord Abbett Series Mid Cap Stock VC	35,803	169,161
Lord Abbett Series Total Return VC	32,592	109,898
MFS VIT Emerging Markets Equity	132,832	72,589
MFS VIT Investors Growth Stock	20,160	10,880
MFS VIT Investors Trust	1	18,525
MFS VIT New Discovery	211,827	119,692
MFS VIT Research	69,515	67,795
MFS VIT Research Bond	163,113	361,345
MFS VIT Research International	34,722	7,417
MFS VIT Total Return	261,573	14,842
MFS VIT Utilities	357,115	267,435
Morgan Stanley UIF Emerging Markets Debt	5,250	17
Neuberger Berman AMT Guardian	7,493	7,309
Neuberger Berman AMT Socially Responsive	21	17

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Oppenheimer Global Fund/VA(c)	$83,124	$142,012
Oppenheimer Global Strategic Income Fund/VA	3,293,804	88,027
Oppenheimer International Growth Fund/VA	225,277	53,420
Oppenheimer Main Street Small Cap Fund/VA(c)	196,863	17,998
PIMCO VIT All Asset	158,084	88,953
PIMCO VIT CommodityRealReturn Strategy	18,540	119,966
PIMCO VIT Emerging Markets Bond	508,015	847,664
PIMCO VIT Foreign Bond (Unhedged)	169,075	137,781
PIMCO VIT Global Bond (Unhedged)	57,521	19,046
PIMCO VIT High Yield	1,582,896	4,447,359
PIMCO VIT Low Duration Adminstrative Class(e)	1,068	5,566
PIMCO VIT Low Duration Advisor Class	304,329	289,431
PIMCO VIT Real Return Adminstrative Class(e)	726	18,169
PIMCO VIT Real Return Advisor Class	337,942	391,916
PIMCO VIT Short-Term	283,063	9,614
PIMCO VIT Total Return Adminstrative Class(e)	6,006	242,736
PIMCO VIT Total Return Advisor Class	1,722,554	1,824,804
Pioneer Bond VCT	29,847	11,318
Pioneer Equity Income VCT	116,696	78,602
Pioneer High Yield VCT	1,022,107	852,205
Pioneer Strategic Income VCT	32,704	106
Power Income VIT	5,879,292	3,942,793
Probabilities Fund(a)	15,087,838	2,602,956
Putnam VT Absolute Return 500	1,146,355	671,581
Putnam VT Diversified Income	50,000	101
Putnam VT Equity Income	48,441	85
Putnam VT High Yield	9,213,501	878,142
Putnam VT Income	113,007	54
Putnam VT Voyager	10,996	10,852
Rydex VT Banking	1,283,073	1,222,264
Rydex VT Basic Materials	278,441	114,870
Rydex VT Biotechnology	5,627,363	5,737,404
Rydex VT Commodities Strategy	2,099,888	2,014,927
Rydex VT Consumer Products	2,024,207	1,969,127
Rydex VT Dow 2x Strategy	14,451,478	17,696,442
Rydex VT Electronics	138,694	150,361
Rydex VT Energy	988,539	939,804
Rydex VT Energy Services	139,259	139,314
Rydex VT Europe 1.25x Strategy	1,329,399	1,300,616
Rydex VT Financial Services	1,656,688	1,596,508
Rydex VT Government Long Bond 1.2x Strategy	4,270,720	4,207,711

(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VT Health Care	$96,233	$141,919
Rydex VT Internet	52,617	36,026
Rydex VT Inverse Dow 2x Strategy	174,663	247,417
Rydex VT Inverse Government Long Bond Strategy	3,386,816	3,353,224
Rydex VT Inverse NASDAQ-100 Strategy	5,544,226	5,531,964
Rydex VT Inverse Russell 2000 Strategy	251,664	152,298
Rydex VT Inverse S&P 500 Strategy	105,109	117,655
Rydex VT Japan 2x Strategy	6,426,337	6,395,962
Rydex VT Leisure	555,169	485,204
Rydex VT Mid-Cap 1.5x Strategy	568,678	675,037
Rydex VT NASDAQ-100	10,233,236	10,258,526
Rydex VT NASDAQ-100 2x Strategy	823,096	630,318
Rydex VT Nova	102,127	75,912
Rydex VT Precious Metals	301,975	612,591
Rydex VT Real Estate	3,079,770	2,763,395
Rydex VT Retailing	237,747	162,772
Rydex VT Russell 2000 1.5x Strategy	619,778	635,527
Rydex VT Russell 2000 2x Strategy	28,950	29,587
Rydex VT S&P 500 2x Strategy	36,926	23,638
Rydex VT S&P 500 Pure Growth	11,505,117	11,437,871
Rydex VT S&P 500 Pure Value	11,213,349	11,376,763
Rydex VT S&P MidCap 400 Pure Growth	1,547,857	1,493,812
Rydex VT S&P MidCap 400 Pure Value	1,026,344	1,069,391
Rydex VT S&P SmallCap 600 Pure Growth	2,493,244	2,412,483
Rydex VT S&P SmallCap 600 Pure Value	1,208,352	1,254,680
Rydex VT Strengthening Dollar 2x Strategy	245,100	223,994
Rydex VT Technology	116,416	10,243
Rydex VT Telecommunications	2,356,274	2,395,872
Rydex VT Transportation	4,088,535	4,209,792
Rydex VT U.S. Government Money Market(d)	91,082,667	93,942,596
Rydex VT Utilities	4,656,691	4,582,944
Rydex VT Weakening Dollar 2x Strategy	204,274	202,100
T. Rowe Price Blue Chip Growth	573,939	141,458
T. Rowe Price Equity Income	517,179	84,094
T. Rowe Price Health Sciences	335,833	325,967
T. Rowe Price Limited-Term Bond	154,271	103,540
Templeton Developing Markets Securities	161,050	218,063
Templeton Foreign Securities	27,607	21,240
Templeton Global Bond Securities	590,755	710,377
Templeton Growth Securities	93,880	5,233
Third Avenue Value	80,934	17,963

(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Van Eck VIP Global Gold(a)	$40,459	$6
Van Eck VIP Global Hard Assets	145,135	327,751
Virtus International Series(a)	47,801	195
Virtus Multi-Sector Fixed Income Series(a)	25,617	23
Virtus Premium AlphaSector Series(a)	1,212,189	3,676
Wells Fargo Advantage International Equity VT	528,952	551,433
Wells Fargo Advantage Omega Growth VT	86,610	91
Wells Fargo Advantage Opportunity VT	13,350	20,053
Wells Fargo Advantage Small Cap Value VT	28,245	48,946
Western Asset Variable Global High Yield Bond	981,833	965,825

(a) New subaccount. See Note 1.

Annuity Reserves

As of December 31, 2013, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2013, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2013. The Account had no financial liabilities as of December 31, 2013.

2.  Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. A 5 year contract is not assessed with a mortality and expense risk charge. A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually. An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually. All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

2.  Variable Annuity Contract Charges (continued)

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% for units withdrawn in the first five years of the contract. For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

3.  Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2013 and 2012, were as follows:

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

7Twelve Balanced Portfolio(a)	7,938	(36)	7,902	-	-	-
Alger Capital Appreciation	10,801	(18)	10,783	71	(71)	-
AllianceBernstein VPS Growth and Income(b)	10,452	-	10,452	-	-	-
AllianceBernstein VPS Small/Mid Cap Value(b)	5,925	(546)	5,379	-	-	-
ALPS/Alerian Energy Infrastructure(a)	14,548	(8,784)	5,764	-	-	-
American Century VP Income & Growth	6,713	(13,241)	(6,528)	19,571	(13,043)	6,528
American Century VP Inflation Protection(b)	2,780	-	2,780	-	-	-
American Century VP International	16,303	(3,841)	12,462	76,599	(75,536)	1,063
American Century VP Mid Cap Value	9,636	(1,907)	7,729	5,250	(687)	4,563
American Century VP Value	17,987	(1,824)	16,163	13,952	(11,731)	2,221
BlackRock Basic Value V.I.	15,349	-	15,349	7,641	(7,641)	-
BlackRock Equity Dividend V.I.	51,191	(43,827)	7,364	26,060	(11,208)	14,852
BlackRock Global Allocation V.I.	15,731	(1,233)	14,498	7,911	(5)	7,906
BlackRock Global Opportunities V.I.	1,948	(24)	1,924	2,147	(347)	1,800
BlackRock High Yield V.I.(b)	269,879	(179,393)	90,486	-	-	-
BlackRock Large Cap Growth V.I.	1,903	-	1,903	-	-	-
Dimensional VA Global Bond Portfolio(b)	6,324	(244)	6,080	-	-	-
Dimensional VA International Small Portfolio(b)	2,483	(367)	2,116	-	-	-

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Dimensional VA International Value Portfolio(b)	15,239	(1,534)	13,705	-	-	-
Dimensional VA Short-Term Fixed Portfolio(b)	69,579	(15,766)	53,813	-	-	-
Dimensional VA U.S. Large Value Portfolio(b)	8,444	(821)	7,623	-	-	-
Dimensional VA U.S. Targeted Value Portfolio(b)	3,482	(136)	3,346	-	-	-
Direxion Dynamic VP HY Bond(b)(e)	13,928	(13,928)	-	-	-	-
Dreyfus IP Small Cap Stock Index(b)	4,982	(710)	4,272	-	-	-
Dreyfus IP Technology Growth(b)	283	(1)	282	-	-	-
Dreyfus VIF International Value(b)(e)	1,430	(18)	1,412	13	(19)	(6)
DWS Global Growth VIP(c)	7,019	(7,019)	-	-	-	-
DWS Global Small Cap Growth VIP	431	(170)	261	204	(4)	200
DWS Government & Agency Securities VIP	5,029	(11,593)	(6,564)	16,955	(8,577)	8,378
DWS High Income VIP(b)	60,600	(32,586)	28,014	-	-	-
DWS Large Cap Value VIP	9,970	(6,210)	3,760	-	-	-
DWS Small Mid Cap Value VIP(c)	8,315	(3,387)	4,928	1,320	(2,732)	(1,412)
Federated High Income Bond II(b)(e)	30,175	(16,323)	13,852	436	(5,130)	(4,694)
Fidelity VIP Balanced	39,631	(18,737)	20,894	38,305	(9,050)	29,255
Fidelity VIP Contrafund	67,551	(14,731)	52,820	44,296	(48,592)	(4,296)
Fidelity VIP Disciplined Small Cap	482	-	482	1,023	(1,533)	(510)
Fidelity VIP Emerging Markets(b)	266,310	(239,442)	26,868	-	-	-
Fidelity VIP Growth & Income	5,762	(7,123)	(1,361)	18,164	(12,043)	6,121
Fidelity VIP Growth Opportunities(b)(e)	19,573	(6,101)	13,472	6,784	(749)	6,035
Fidelity VIP High Income(b)	74,350	(4,151)	70,199	-	-	-
Fidelity VIP Index 500	298,383	(32,397)	265,986	249,514	(239,046)	10,468
Fidelity VIP Investment Grade Bond	21,837	(16,032)	5,805	16,133	(10,562)	5,571
Fidelity VIP Mid Cap	48,330	(2,460)	45,870	5,395	(2,309)	3,086
Fidelity VIP Overseas	2,743	(1,669)	1,074	-	-	-
Fidelity VIP Real Estate	35,400	(30,050)	5,350	23,624	(11,947)	11,677
Fidelity VIP Strategic Income	13,058	(31,579)	(18,521)	26,247	(1,238)	25,009
Franklin Flex Cap Growth Securities	6,560	(5,780)	780	-	-	-
Franklin Growth & Income Securities	1,915	(8,235)	(6,320)	8,579	(460)	8,119
Franklin High Income Securities	1,012,477	(293,541)	718,936	24,856	(6,684)	18,172
Franklin Income Securities	79,249	(10,947)	68,302	8,663	(81)	8,582
Franklin Large Cap Value Securities	4,601	(52)	4,549	-	-	-
Franklin Mutual Global Discovery Securities	17,237	(690)	16,547	11,946	(11,946)	-
Franklin Mutual Shares Securities	16,893	(13,225)	3,668	11,077	(11,077)	-
Franklin Rising Dividends Securities	64,244	(6,963)	57,281	30,443	(19,458)	10,985
Franklin Small Cap Value Securities	19,888	(32,545)	(12,657)	32,857	(16,317)	16,540
Franklin Small-Mid Cap Growth Securities	9,588	(8,113)	1,475	2,205	(3,612)	(1,407)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Franklin Strategic Income Securities	40,622	(67,969)	(27,347)	96,494	(56,826)	39,668
Franklin US Government Securities	127,258	(119,371)	7,887	570	(6,111)	(5,541)
Goldman Sachs VIT Growth Opportunities	1,306	(1,108)	198	20,837	(17,456)	3,381
Goldman Sachs VIT High Quality Floating Rate(c)	20,336	(2,743)	17,593	27,062	(15,662)	11,400
Goldman Sachs VIT Large Cap Value	1,600	(3,284)	(1,684)	3,958	(1,794)	2,164
Goldman Sachs VIT Mid Cap Value	24,250	(17,493)	6,757	1,084	-	1,084
Goldman Sachs VIT Strategic Growth	8,168	(151)	8,017	-	-	-
Goldman Sachs VIT Strategic International Equity	21,650	(6,084)	15,566	5,306	(3,313)	1,993
Goldman Sachs VIT Structured Small Cap Equity	8,861	(8,861)	-	-	-	-
Guggenheim VT CLS AdvisorOne Amerigo	87,654	(84,249)	3,405	5,520	(39,376)	(33,856)
Guggenheim VT CLS AdvisorOne Clermont	34,784	(51,175)	(16,391)	27,516	(10,886)	16,630
Guggenheim VT CLS AdvisorOne Select Allocation	38,931	(44,334)	(5,403)	1,564	(10,169)	(8,605)
Guggenheim VT Floating Rate Strategies(a)	84,771	(22,885)	61,886	-	-	-
Guggenheim VT Global Managed Futures Strategy	12,369	(5,128)	7,241	5,083	(771)	4,312
Guggenheim VT High Yield	319,831	(296,256)	23,575	77,864	(81,495)	(3,631)
Guggenheim VT Large Cap Value	1,242	(3,392)	(2,150)	2,815	(665)	2,150
Guggenheim VT Long Short Equity(c)	16,286	(38)	16,248	244	(122)	122
Guggenheim VT Macro Opportunities(a)	6,736	(237)	6,499	-	-	-
Guggenheim VT Mid Cap Value	1,296	(766)	530	465	(270)	195
Guggenheim VT Multi-Hedge Strategies	6,597	(10,941)	(4,344)	22,951	(11,885)	11,066
Guggenheim VT Small Cap Value	5,056	(2,197)	2,859	4,453	(9,279)	(4,826)
Guggenheim VT StylePlus Large Growth(c)	2,876	(3,177)	(301)	3,172	(1,229)	1,943
Guggenheim VT StylePlus Mid Growth(b)(c)(e)	2,473	-	2,473	-	-	-
Guggenheim VT Total Return Bond(b)(c)	36	(36)	-	-	-	-
Guggenheim VT World Equity Income(c)	362,777	(242,767)	120,010	204,232	(55,486)	148,746
Ibbotson Balanced ETF Asset Allocation(b)	18,535	(11,395)	7,140	-	-	-
Ibbotson Growth ETF Asset Allocation(b)	7,193	(13)	7,180	-	-	-
Ibbotson Income and Growth ETF Asset Allocation(b)	25,029	(123)	24,906	-	-	-
ING Clarion Global Real Estate(b)	9,546	(199)	9,347	-	-	-
ING Clarion Real Estate(b)	9,640	(4,114)	5,526	-	-	-
Innealta Capital Country Rotation(b)	6,103	(3,641)	2,462	-	-	-
Innealta Capital Sector Rotation(b)	3,637	(3,637)	-	-	-	-
Invesco V.I. American Value(c)	1,863	(8,490)	(6,627)	19,241	(9,301)	9,940
Invesco V.I. Comstock(c)	11,399	(8,941)	2,458	7,258	(6,849)	409
Invesco V.I. Equity and Income(c)	9,783	(3,169)	6,614	3,372	(19)	3,353
Invesco V.I. Global Health Care	20,611	(1,782)	18,829	5,787	(782)	5,005

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Invesco V.I. Global Real Estate	32,794	(33,967)	(1,173)	23,092	(17,871)	5,221
Invesco V.I. Government Securities(e)	2,000	(32,461)	(30,461)	31,843	(163)	31,680
Invesco V.I. Growth and Income(c)	1,418	(246)	1,172	434	(434)	-
Invesco V.I. High Yield	99,950	(122,585)	(22,635)	156,811	(135,549)	21,262
Invesco V.I. International Growth	7,083	(11,403)	(4,320)	21,415	(21,997)	(582)
Invesco V.I. Mid Cap Core Equity	16,204	(18,594)	(2,390)	7,715	(3,663)	4,052
Invesco V.I. Mid Cap Growth(c)	6,541	(5,987)	554	-	-	-
Invesco V.I. S&P 500 Index(b)	207,906	(202,653)	5,253	-	-	-
Invesco V.I. Small Cap Equity	14,493	(14,478)	15	13,244	(12,045)	1,199
Invesco V.I. Utilities	1,717	(48)	1,669	11	-	11
Ivy Funds VIP Asset Strategy	8,102	(1,470)	6,632	-	-	-
Ivy Funds VIP Balanced	15,671	(11,848)	3,823	12,860	(10,349)	2,511
Ivy Funds VIP Core Equity	507	(507)	-	215	(215)	-
Ivy Funds VIP Dividend Opportunities	5,487	(21)	5,466	-	-	-
Ivy Funds VIP Energy	13,714	(136)	13,578	1,490	(720)	770
Ivy Funds VIP Global Bond	-	(1,598)	(1,598)	2,937	(1,339)	1,598
Ivy Funds VIP Growth	2,054	(848)	1,206	848	(4)	844
Ivy Funds VIP High Income	604,516	(529,529)	74,987	250,957	(167,244)	83,713
Ivy Funds VIP International Core Equity	1,180	(21,077)	(19,897)	38,061	(54)	38,007
Ivy Funds VIP Limited-Term Bond	5,837	(13,850)	(8,013)	65,035	(48,491)	16,544
Ivy Funds VIP Mid Cap Growth	6,698	(2,151)	4,547	23,256	(18,608)	4,648
Ivy Funds VIP Real Estate Securities	1,822	(42)	1,780	-	-	-
Ivy Funds VIP Science and Technology	13,616	(780)	12,836	482	(163)	319
Ivy Funds VIP Small Cap Growth	1	(592)	(591)	594	(3)	591
Ivy Funds VIP Small Cap Value	7,710	(7,716)	(6)	315	-	315
Ivy Funds VIP Value	1,219	(2,292)	(1,073)	1,073	-	1,073
Janus Aspen Enterprise	3,699	(3,712)	(13)	8,191	(5,560)	2,631
Janus Aspen Forty	6,803	(6,792)	11	9,157	(8,661)	496
Janus Aspen Janus Portfolio	1,017	(60,472)	(59,455)	60,472	-	60,472
Janus Aspen Overseas	90,475	(104,216)	(13,741)	15,118	(638)	14,480
Janus Aspen Perkins Mid Cap Value	22,683	-	22,683	462	-	462
JPMorgan Insurance Trust Intrepid MidCap Portfolio(b)	2,061	-	2,061	-	-	-
JPMorgan Insurance Trust Small Cap Core Portfolio(b)	3,643	(2,167)	1,476	-	-	-
JPMorgan Insurance Trust US Equity Portfolio(b)	1,361	(1,361)	-	-	-	-
Lord Abbett Series Bond-Debenture VC	67,829	(69,087)	(1,258)	48,277	(48,375)	(98)
Lord Abbett Series Developing Growth VC	31,633	(15,997)	15,636	2,735	(480)	2,255

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lord Abbett Series Growth and Income VC	17	(4)	13	577	-	577
Lord Abbett Series Growth Opportunities VC	6,964	(6,964)	-	19,156	(19,156)	-
Lord Abbett Series Mid Cap Stock VC	3,639	(16,299)	(12,660)	12,662	(2)	12,660
Lord Abbett Series Total Return VC	3,315	(10,499)	(7,184)	17,029	(567)	16,462
MFS VIT Emerging Markets Equity(b)	14,548	(8,038)	6,510	-	-	-
MFS VIT Investors Growth Stock	1,675	(939)	736	-	-	-
MFS VIT Investors Trust	16	(1,589)	(1,573)	1,574	(1)	1,573
MFS VIT New Discovery	19,552	(10,983)	8,569	184	(184)	-
MFS VIT Research	5,733	(5,632)	101	4,444	(1,121)	3,323
MFS VIT Research Bond	15,846	(34,324)	(18,478)	43,268	(9,411)	33,857
MFS VIT Research International	3,344	(732)	2,612	307	(28)	279
MFS VIT Total Return	23,665	(1,231)	22,434	71	(71)	-
MFS VIT Utilities	31,808	(23,819)	7,989	22,793	(22,251)	542
Morgan Stanley UIF Emerging Markets Debt(b)	526	-	526	-	-	-
Neuberger Berman AMT Guardian	699	(688)	11	32	(481)	(449)
Neuberger Berman AMT Socially Responsive	10	-	10	339	(3)	336
Oppenheimer Global Fund/VA(c)	7,850	(13,624)	(5,774)	10,137	(165)	9,972
Oppenheimer Global Strategic Income Fund/VA	329,429	(9,078)	320,351	234	(221)	13
Oppenheimer International Growth Fund/VA	20,176	(4,721)	15,455	-	-	-
Oppenheimer Main Street Small Cap Fund/VA(c)	17,006	(1,865)	15,141	9,002	(9,462)	(460)
PIMCO VIT All Asset	14,564	(8,638)	5,926	17,808	(419)	17,389
PIMCO VIT CommodityRealReturn Strategy	2,546	(13,958)	(11,412)	29,543	(14,314)	15,229
PIMCO VIT Emerging Markets Bond	46,389	(78,356)	(31,967)	72,998	(21,022)	51,976
PIMCO VIT Foreign Bond (Unhedged)	17,493	(14,321)	3,172	211	(211)	-
PIMCO VIT Global Bond (Unhedged)	4,537	(1,530)	3,007	618	(656)	(38)
PIMCO VIT High Yield	95,511	(270,250)	(174,739)	278,331	(78,193)	200,138
PIMCO VIT Low Duration Adminstrative Class(e)	200	(485)	(285)	214	(1,163)	(949)
PIMCO VIT Low Duration Advisor Class	32,275	(29,798)	2,477	114,938	(73,777)	41,161
PIMCO VIT Real Return Adminstrative Class(e)	88	(1,533)	(1,445)	97	(232)	(135)
PIMCO VIT Real Return Advisor Class	32,072	(36,024)	(3,952)	108,241	(62,624)	45,617
PIMCO VIT Short-Term(b)	29,628	(1,376)	28,252	-	-	-
PIMCO VIT Total Return Adminstrative Class(e)	3,163	(21,442)	(18,279)	977	(12,935)	(11,958)
PIMCO VIT Total Return Advisor Class	170,345	(180,314)	(9,969)	142,070	(82,736)	59,334
Pioneer Bond VCT(b)	3,676	(1,793)	1,883	-	-	-
Pioneer Equity Income VCT(b)	14,500	(10,999)	3,501	-	-	-
Pioneer High Yield VCT(b)	96,692	(81,607)	15,085	-	-	-
Pioneer Strategic Income VCT(b)	3,316	(4)	3,312	-	-	-
Power Income VIT(b)	587,094	(391,868)	195,226	-	-	-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Probabilities Fund(a)	1,680,829	(390,936)	1,289,893	-	-	-
Putnam VT Absolute Return 500(b)	114,914	(67,089)	47,825	-	-	-
Putnam VT Diversified Income(b)	4,976	-	4,976	-	-	-
Putnam VT Equity Income(b)	4,618	-	4,618	-	-	-
Putnam VT High Yield(b)	919,012	(90,310)	828,702	-	-	-
Putnam VT Income(b)	11,538	-	11,538	-	-	-
Putnam VT Voyager(b)	951	(951)	-	-	-	-
Rydex VT Banking	313,399	(295,525)	17,874	47,203	(28,968)	18,235
Rydex VT Basic Materials	26,950	(11,822)	15,128	28,679	(24,208)	4,471
Rydex VT Biotechnology	298,433	(293,479)	4,954	34,731	(34,879)	(148)
Rydex VT Commodities Strategy	331,437	(329,355)	2,082	110,947	(110,737)	210
Rydex VT Consumer Products	145,259	(138,269)	6,990	60,436	(65,095)	(4,659)
Rydex VT Dow 2x Strategy	1,857,976	(2,235,246)	(377,270)	1,177,684	(824,024)	353,660
Rydex VT Electronics	26,391	(27,896)	(1,505)	42,548	(45,732)	(3,184)
Rydex VT Energy	91,044	(84,629)	6,415	33,531	(29,200)	4,331
Rydex VT Energy Services	13,915	(13,857)	58	26,032	(27,406)	(1,374)
Rydex VT Europe 1.25x Strategy	243,544	(244,703)	(1,159)	41,319	(36,650)	4,669
Rydex VT Financial Services	290,530	(281,919)	8,611	34,399	(29,442)	4,957
Rydex VT Government Long Bond 1.2x Strategy	354,981	(355,865)	(884)	136,406	(138,771)	(2,365)
Rydex VT Health Care	9,207	(12,373)	(3,166)	21,869	(11,612)	10,257
Rydex VT Internet	5,368	(3,946)	1,422	2,784	(7,765)	(4,981)
Rydex VT Inverse Dow 2x Strategy	87,124	(123,261)	(36,137)	250,899	(218,614)	32,285
Rydex VT Inverse Government Long Bond Strategy	943,819	(934,001)	9,818	277,951	(274,060)	3,891
Rydex VT Inverse NASDAQ-100 Strategy	1,772,086	(1,773,526)	(1,440)	504,465	(503,025)	1,440
Rydex VT Inverse Russell 2000 Strategy	55,109	(43,802)	11,307	177,691	(177,691)	-
Rydex VT Inverse S&P 500 Strategy	22,149	(24,704)	(2,555)	70,551	(75,166)	(4,615)
Rydex VT Japan 2x Strategy	846,289	(838,673)	7,616	-	-	-
Rydex VT Leisure	53,603	(46,000)	7,603	29,679	(29,337)	342
Rydex VT Mid-Cap 1.5x Strategy	57,050	(67,936)	(10,886)	58,562	(55,732)	2,830
Rydex VT NASDAQ-100	833,702	(826,306)	7,396	636,381	(635,537)	844
Rydex VT NASDAQ-100 2x Strategy	53,698	(43,173)	10,525	13,051	(13,134)	(83)
Rydex VT Nova	15,652	(13,238)	2,414	62,673	(64,371)	(1,698)
Rydex VT Precious Metals	54,842	(103,393)	(48,551)	116,233	(66,052)	50,181
Rydex VT Real Estate	462,284	(414,881)	47,403	328,487	(186,066)	142,421
Rydex VT Retailing	22,010	(15,015)	6,995	39,082	(39,464)	(382)
Rydex VT Russell 2000 1.5x Strategy	74,120	(76,151)	(2,031)	66,516	(72,580)	(6,064)
Rydex VT Russell 2000 2x Strategy	5,487	(5,621)	(134)	982	(392)	590
Rydex VT S&P 500 2x Strategy	4,848	(3,290)	1,558	23,320	(23,723)	(403)
Rydex VT S&P 500 Pure Growth	1,150,857	(1,134,900)	15,957	820,102	(817,157)	2,945

(a)  New subaccount.  See Note 1.
(b)  Prior year new subaccount.  See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3.  Summary of Unit Transactions (continued)

	2013			2012
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Rydex VT S&P 500 Pure Value	1,375,435	(1,380,368)	(4,933)	1,037,346	(1,031,947)	5,399
Rydex VT S&P MidCap 400 Pure Growth	105,923	(102,450)	3,473	15,533	(14,955)	578
Rydex VT S&P MidCap 400 Pure Value	107,865	(110,743)	(2,878)	42,490	(42,145)	345
Rydex VT S&P SmallCap 600 Pure Growth	208,773	(196,074)	12,699	31,800	(36,471)	(4,671)
Rydex VT S&P SmallCap 600 Pure Value	123,617	(130,319)	(6,702)	86,282	(82,678)	3,604
Rydex VT Strengthening Dollar 2x Strategy	44,414	(41,286)	3,128	81,980	(91,758)	(9,778)
Rydex VT Technology	10,746	(990)	9,756	3,634	(12,102)	(8,468)
Rydex VT Telecommunications	349,760	(359,303)	(9,543)	54,386	(43,718)	10,668
Rydex VT Transportation	429,816	(439,531)	(9,715)	16,814	(11,233)	5,581
Rydex VT U.S. Government Money Market(d)	15,064,428	(15,391,063)	(326,635)	5,745,974	(4,728,642)	1,017,332
Rydex VT Utilities	462,483	(460,123)	2,360	55,924	(54,899)	1,025
Rydex VT Weakening Dollar 2x Strategy	24,555	(24,275)	280	28,628	(24,878)	3,750
T. Rowe Price Blue Chip Growth	47,947	(11,889)	36,058	16,969	(12,485)	4,484
T. Rowe Price Equity Income	43,505	(7,132)	36,373	5,721	(1,070)	4,651
T. Rowe Price Health Sciences	26,066	(22,549)	3,517	28,265	(24,790)	3,475
T. Rowe Price Limited-Term Bond	16,375	(10,613)	5,762	20,765	(3,975)	16,790
Templeton Developing Markets Securities	10,909	(14,018)	(3,109)	33,532	(23,356)	10,176
Templeton Foreign Securities	1,765	(1,423)	342	-	-	-
Templeton Global Bond Securities	54,503	(69,836)	(15,333)	82,982	(3,417)	79,565
Templeton Growth Securities	8,257	(414)	7,843	13,622	(13,622)	-
Third Avenue Value	8,000	(1,849)	6,151	3,020	(2,405)	615
Van Eck VIP Global Gold(a)	4,718	-	4,718	-	-	-
Van Eck VIP Global Hard Assets	22,503	(49,462)	(26,959)	42,469	(2,857)	39,612
Virtus International Series(a)	4,921	(8)	4,913	-	-	-
Virtus Multi-Sector Fixed Income Series(a)	2,605	-	2,605	-	-	-
Virtus Premium AlphaSector Series(a)	136,227	(15,485)	120,742	-	-	-
Wells Fargo Advantage International Equity VT	57,877	(57,877)	-	-	-	-
Wells Fargo Advantage Omega Growth VT	7,197	(3)	7,194	7,566	(7,566)	-
Wells Fargo Advantage Opportunity VT	1,229	(1,810)	(581)	1,062	(471)	591
Wells Fargo Advantage Small Cap Value VT	2,870	(4,801)	(1,931)	2,244	(5,680)	(3,436)
Western Asset Variable Global High Yield Bond(b)	98,373	(95,497)	2,876	-	-	-

(a)  New subaccount.  See Note 1.
(b)  Prior year new subaccount.  See Note 1.
(d)  Liquidation.  See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2013, were as follows:

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
7Twelve Balanced Portfolio(a)
2013	7,902	10.16	10.20	80,322	0.34	0.25	1.45	1.60	2.00
Alger Capital Appreciation(b)
2013	10,783	11.37	13.44	144,093	0.15	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
AllianceBernstein VPS Growth and Income(b)
2013	10,452	10.84	13.23	137,954	-	0.25	1.45	8.40	30.34
2012	-	10.15	10.15	-	-	0.25	0.45	1.50	1.50
AllianceBernstein VPS Small/Mid Cap Value(b)
2013	5,379	10.88	13.59	72,984	0.44	0.25	1.45	8.80	33.24
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
ALPS/Alerian Energy Infrastructure(a)
2013	5,764	10.53	10.65	61,271	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth(b)
2013	-	10.86	13.71	-	1.07	0.25	1.45	8.60	31.20
2012	6,528	10.41	10.45	67,968	5.04	0.25	0.45	10.51	10.82
2011	-	9.42	9.43	-	-	0.25	0.45	(5.80)	(5.70)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Century VP Inflation Protection(b)
2013	2,780	8.81	9.60	24,496	0.91	0.25	1.45	(11.63)	(4.00)
2012	-	9.97	9.97	-	-	0.25	0.45	(0.30)	(0.30)
American Century VP International(b)
2013	13,525	10.95	11.34	152,551	0.84	0.25	1.45	9.50	18.25
2012	1,063	9.55	9.59	10,150	0.28	0.25	0.45	16.89	17.24
2011	-	8.17	8.18	-	-	0.25	0.45	(18.30)	(18.20)
American Century VP Mid Cap Value(b)
2013	12,292	10.53	13.00	158,870	0.96	0.25	1.45	5.30	25.85
2012	4,563	10.30	10.33	46,995	3.56	0.25	0.45	12.32	12.40
2011	-	9.17	9.19	-	-	0.25	0.45	(8.30)	(8.10)
American Century VP Value(b)
2013	21,053	10.56	13.17	276,066	1.08	0.25	1.45	5.60	27.25
2012	4,890	10.31	10.35	50,570	2.91	0.25	0.45	10.62	10.93
2011	2,669	9.32	9.33	24,902	0.28	0.25	0.45	(6.80)	(6.70)
BlackRock Basic Value V.I.(b)
2013	15,349	10.80	12.99	198,298	2.02	0.25	1.45	8.00	33.23
2012	-	9.71	9.75	-	-	0.25	0.45	9.84	10.17
2011	-	8.84	8.85	-	-	0.25	0.45	(11.60)	(11.50)
BlackRock Equity Dividend V.I.(b)
2013	28,026	10.63	12.44	346,762	2.02	0.25	1.45	6.30	20.08
2012	20,662	10.32	10.36	213,254	3.09	0.25	0.45	8.06	8.37
2011	5,810	9.55	9.56	55,487	2.77	0.25	0.45	(4.50)	(4.40)
BlackRock Global Allocation V.I.(b)
2013	22,404	10.40	10.67	237,695	1.52	0.25	1.45	4.00	10.80
2012	7,906	9.60	9.63	75,884	2.92	0.25	0.45	6.19	6.41
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
BlackRock Global Opportunities V.I.(b)
2013	3,724	11.07	11.47	42,216	0.16	0.25	1.45	10.70	25.36
2012	1,800	9.12	9.15	16,412	1.61	0.25	0.45	10.41	10.64
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
BlackRock High Yield V.I.(b)
2013	90,486	10.33	10.57	954,211	5.41	0.25	1.45	3.30	5.49
2012	-	10.02	10.02	-	-	0.25	0.45	0.20	0.20
BlackRock Large Cap Growth V.I.(b)
2013	1,903	11.38	13.00	24,619	0.92	0.25	1.45	13.80	29.22
2012	-	10.02	10.06	-	-	0.25	0.45	10.84	11.16
2011	-	9.04	9.05	-	-	0.25	0.45	(9.60)	(9.50)
Dimensional VA Global Bond Portfolio(b)
2013	6,080	9.59	9.80	58,295	0.90	0.65	1.85	(4.10)	(2.00)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-
Dimensional VA International Small Portfolio(b)
2013	2,116	11.37	12.38	26,163	4.21	0.65	1.85	13.70	22.45
2012	-	10.11	10.11	-	-	0.65	0.85	1.10	1.10
Dimensional VA International Value Portfolio(b)
2013	13,705	11.15	11.90	162,763	4.78	0.65	1.85	11.50	17.24
2012	-	10.15	10.15	-	-	0.65	0.85	1.50	1.50
Dimensional VA Short-Term Fixed Portfolio(b)
2013	53,813	9.65	9.78	519,005	0.53	0.65	1.85	(3.50)	(2.20)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-
Dimensional VA U.S. Large Value Portfolio(b)
2013	7,623	11.08	13.84	102,901	1.74	0.65	1.85	10.80	35.69
2012	-	10.20	10.20	-	-	0.65	0.85	2.00	2.00

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Dimensional VA U.S. Targeted Value Portfolio(b)
2013	3,346	11.20	14.24	47,538	1.43	0.65	1.85	12.00	39.47
2012	-	10.21	10.21	-	-	0.65	0.85	2.10	2.10
Direxion Dynamic VP HY Bond(b)(e)
2013	-	9.35	10.02	-	-	0.25	1.45	0.20	0.64
2012	-	9.31	9.42	-	-	0.25	0.45	5.44	5.61
2011	-	8.83	8.92	-	1.09	0.25	0.45	1.38	1.59
2010	15,557	8.71	8.78	136,148	3.88	0.25	0.45	0.46	0.69
2009	66,801	8.67	8.72	579,797	0.35	0.25	0.45	6.12	6.21
Dreyfus IP Small Cap Stock Index(b)
2013	4,272	11.14	13.89	55,903	-	0.25	1.45	11.40	36.18
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
Dreyfus IP Technology Growth(b)
2013	282	11.66	13.05	3,674	-	0.25	1.45	16.60	28.32
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Dreyfus VIF International Value(b)(e)
2013	1,832	7.80	10.82	14,287	0.63	0.25	1.45	8.20	18.77
2012	420	6.58	6.66	2,758	2.51	0.25	0.45	8.58	8.82
2011	426	6.06	6.12	2,575	2.06	0.25	0.45	(21.50)	(21.34)
2010	399	7.72	7.78	3,070	0.29	0.25	0.45	0.78	0.91
2009	2,675	7.66	7.71	20,515	2.52	0.25	0.45	26.19	26.39
DWS Global Growth VIP(b)(c)
2013	-	10.55	10.94	-	-	0.25	1.45	9.40	17.76
2012	-	8.98	9.01	-	-	0.25	0.45	14.10	14.34
2011	-	7.87	7.88	-	-	0.25	0.45	(21.30)	(21.20)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
DWS Global Small Cap Growth VIP(b)
2013	461	11.23	12.38	5,678	0.29	0.25	1.45	12.30	31.28
2012	200	9.39	9.43	1,882	0.11	0.25	0.45	10.99	11.33
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)
DWS Government & Agency Securities VIP(b)
2013	4,314	9.56	9.84	41,204	2.34	0.25	1.45	(6.55)	(1.60)
2012	10,878	10.23	10.26	111,266	4.77	0.25	0.45	(0.97)	(0.87)
2011	2,500	10.33	10.35	25,828	-	0.25	0.45	3.30	3.50
DWS High Income VIP(b)
2013	28,014	10.18	10.42	285,892	0.24	0.25	1.45	1.80	4.10
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
DWS Large Cap Value VIP(b)
2013	3,760	10.68	12.31	46,043	-	0.25	1.45	6.80	26.39
2012	-	9.71	9.74	-	-	0.25	0.45	5.77	5.87
2011	-	9.18	9.20	-	-	0.25	0.45	(8.20)	(8.00)
DWS Small Mid Cap Value VIP(b)(c)
2013	11,642	11.00	12.02	139,439	0.66	0.25	1.45	10.00	30.37
2012	6,714	9.19	9.22	61,898	0.82	0.25	0.45	9.54	9.76
2011	8,126	8.39	8.40	68,257	-	0.25	0.45	(16.10)	(16.00)
Federated High Income Bond II(b)(e)
2013	25,727	10.16	13.49	342,767	5.36	0.25	1.45	1.60	3.29
2012	11,875	12.90	13.06	154,654	8.53	0.25	0.45	10.45	10.68
2011	16,569	11.68	11.80	195,163	11.71	0.25	0.45	1.30	1.55
2010	30,906	11.53	11.62	358,647	3.53	0.25	0.45	10.55	10.77
2009	26,569	10.43	10.49	278,386	6.84	0.25	0.45	47.32	47.54

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Balanced(b)
2013	50,149	10.60	11.44	567,485	1.66	0.25	1.45	6.00	15.44
2012	29,255	9.88	9.91	289,102	2.95	0.25	0.45	11.01	11.10
2011	-	8.90	8.92	-	-	0.25	0.45	(11.00)	(10.80)
Fidelity VIP Contrafund
2013	72,912	10.95	12.34	887,917	1.23	0.25	1.45	9.50	26.69
2012	20,092	9.62	9.74	193,715	1.06	0.25	0.45	12.12	12.47
2011	24,388	8.58	8.66	209,917	0.59	0.25	0.45	(6.02)	(5.87)
2010	16,856	9.13	9.20	154,700	0.90	0.25	0.45	13.00	13.16
2009	20,712	8.08	8.13	167,980	0.99	0.25	0.45	30.74	31.13
Fidelity VIP Disciplined Small Cap(b)
2013	482	11.09	13.57	6,511	0.37	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80
2011	510	8.84	8.85	4,510	0.22	0.25	0.45	(11.60)	(11.50)
Fidelity VIP Emerging Markets(b)
2013	26,868	10.11	10.42	271,157	11.87	0.25	1.45	0.20	4.20
2012	-	10.09	10.09	-	-	0.25	0.45	0.90	0.90
Fidelity VIP Growth & Income(b)
2013	4,760	10.76	13.87	65,635	0.01	0.25	1.45	7.60	29.02
2012	6,121	10.71	10.75	65,563	3.97	0.25	0.45	14.18	14.48
2011	-	9.38	9.39	-	-	0.25	0.45	(6.20)	(6.10)
Fidelity VIP Growth Opportunities(b)(e)
2013	23,561	10.99	12.79	297,202	0.04	0.25	1.45	9.90	33.09
2012	10,089	9.49	9.61	96,177	0.08	0.25	0.45	15.17	15.50
2011	4,054	8.24	8.32	33,722	-	0.25	0.45	(1.44)	(1.30)
2010	5,740	8.36	8.43	48,384	-	0.25	0.45	19.26	19.57
2009	965	7.01	7.05	6,745	0.40	0.25	0.45	40.48	40.72

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP High Income(b)
2013	70,199	10.17	10.23	716,808	10.73	0.25	1.45	1.70	2.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Fidelity VIP Index 500
2013	296,721	10.84	11.74	3,434,158	2.81	0.25	1.45	8.40	27.75
2012	30,735	9.08	9.19	280,215	10.66	0.25	0.45	11.69	11.94
2011	20,267	8.13	8.21	165,687	2.23	0.25	0.45	(1.69)	(1.44)
2010	11,884	8.27	8.33	98,648	1.82	0.25	0.45	10.86	11.07
2009	10,084	7.46	7.50	75,343	2.93	0.25	0.45	22.09	22.15
Fidelity VIP Investment Grade Bond
2013	41,744	9.84	11.00	454,891	2.32	0.25	1.45	(5.41)	(1.60)
2012	35,939	11.47	11.60	413,857	2.33	0.25	0.45	2.05	2.20
2011	30,368	11.24	11.35	342,972	3.14	0.25	0.45	3.40	3.56
2010	27,450	10.87	10.96	299,297	3.54	0.25	0.45	3.92	4.18
2009	34,688	10.46	10.52	363,569	6.99	0.25	0.45	11.51	11.68
Fidelity VIP Mid Cap(b)
2013	49,071	11.23	12.09	589,853	0.47	0.25	1.45	12.30	31.56
2012	3,201	9.16	9.19	29,314	0.75	0.25	0.45	10.76	10.86
2011	115	8.27	8.29	952	-	0.25	0.45	(17.30)	(17.10)
Fidelity VIP Overseas(b)
2013	1,074	11.34	11.46	12,193	1.98	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
2011	-	7.75	7.76	-	-	0.25	0.45	(22.50)	(22.40)
Fidelity VIP Real Estate(b)
2013	17,544	9.06	10.97	189,215	1.95	0.25	1.45	(9.40)	(1.61)
2012	12,194	11.11	11.15	135,449	2.32	0.25	0.45	14.30	14.48
2011	517	9.72	9.74	5,030	1.83	0.25	0.45	(2.80)	(2.60)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity VIP Strategic Income(b)
2013	6,488	9.97	10.27	66,325	1.62	0.25	1.45	(3.41)	(0.30)
2012	25,009	10.57	10.61	264,351	2.91	0.25	0.45	6.55	6.74
2011	-	9.92	9.94	-	-	0.25	0.45	(0.80)	(0.60)
Franklin Flex Cap Growth Securities(b)
2013	780	11.49	12.32	8,960	-	0.25	1.45	14.90	33.05
2012	-	9.23	9.26	-	-	0.25	0.45	5.61	5.83
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Growth & Income Securities(b)
2013	1,799	10.82	13.01	23,266	5.25	0.25	1.45	8.20	25.46
2012	8,119	10.33	10.37	83,839	5.85	0.25	0.45	8.39	8.70
2011	-	9.53	9.54	-	-	0.25	0.45	(4.70)	(4.60)
Franklin High Income Securities(b)
2013	741,988	10.24	11.44	8,438,653	0.09	0.25	1.45	2.40	4.38
2012	23,052	10.92	10.96	251,755	2.09	0.25	0.45	11.66	11.84
2011	4,880	9.78	9.80	47,781	-	0.25	0.45	(2.20)	(2.00)
Franklin Income Securities(b)
2013	76,884	10.39	11.38	852,724	4.08	0.25	1.45	3.90	10.27
2012	8,582	10.28	10.32	88,237	8.31	0.25	0.45	8.78	9.09
2011	-	9.45	9.46	-	-	0.25	0.45	(5.50)	(5.40)
Franklin Large Cap Value Securities(b)
2013	4,549	11.00	12.73	57,594	-	0.25	1.45	10.00	31.37
2012	-	9.66	9.69	-	-	0.25	0.45	10.65	10.74
2011	-	8.73	8.75	-	-	0.25	0.45	(12.70)	(12.50)
Franklin Mutual Global Discovery Securities(b)
2013	16,547	10.70	12.31	199,275	2.36	0.25	1.45	7.00	23.59
2012	-	9.93	9.96	-	-	0.25	0.45	9.60	9.69
2011	-	9.06	9.08	-	-	0.25	0.45	(9.40)	(9.20)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Franklin Mutual Shares Securities(b)
2013	3,668	10.68	12.54	43,530	2.66	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
2011	-	9.12	9.13	-	-	0.25	0.45	(8.80)	(8.70)
Franklin Rising Dividends Securities(b)
2013	68,266	10.76	13.45	912,921	1.82	0.25	1.45	7.60	25.58
2012	10,985	10.67	10.71	117,211	6.06	0.25	0.45	8.11	8.40
2011	-	9.87	9.88	-	-	0.25	0.45	(1.30)	(1.20)
Franklin Small Cap Value Securities(b)
2013	3,883	11.20	13.23	51,187	0.02	0.25	1.45	12.00	31.90
2012	16,540	10.00	10.03	165,442	0.41	0.25	0.45	14.42	14.63
2011	-	8.74	8.75	-	-	0.25	0.45	(12.60)	(12.50)
Franklin Small-Mid Cap Growth Securities
2013	7,463	11.19	23.57	174,703	-	0.25	1.45	11.90	33.77
2012	5,988	17.48	17.62	105,481	-	0.25	0.45	7.11	7.31
2011	7,395	16.32	16.42	121,227	-	0.25	0.45	(8.06)	(7.91)
2010	847	17.75	17.83	15,040	-	0.25	0.45	23.26	23.56
2009	600	14.40	14.43	8,634	-	0.25	0.45	38.73	39.02
Franklin Strategic Income Securities(b)
2013	13,357	10.05	10.63	141,143	3.66	0.25	1.45	(0.19)	0.50
2012	40,704	10.60	10.63	431,149	0.37	0.25	0.45	8.94	9.14
2011	1,036	9.73	9.74	10,093	-	0.25	0.45	(2.70)	(2.60)
Franklin US Government Securities(b)
2013	8,441	9.54	9.84	80,585	2.10	0.25	1.45	(5.64)	(1.60)
2012	554	10.11	10.14	5,597	-	0.25	0.45	(1.56)	(1.36)
2011	6,095	10.27	10.28	62,584	-	0.25	0.45	2.70	2.80

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Goldman Sachs VIT Growth Opportunities(b)
2013	3,579	10.98	13.00	46,302	-	0.25	1.45	9.80	27.95
2012	3,381	10.12	10.16	34,256	-	0.25	0.45	15.39	15.72
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Goldman Sachs VIT High Quality Floating Rate(b)(c)
2013	28,993	9.82	10.04	289,562	0.40	0.25	1.45	(3.01)	(1.80)
2012	11,400	10.30	10.33	117,376	1.11	0.25	0.45	(0.68)	(0.58)
2011	-	10.37	10.39	-	-	0.25	0.45	3.70	3.90
Goldman Sachs VIT Large Cap Value(b)
2013	1,527	10.77	12.71	19,305	0.67	0.25	1.45	7.70	28.64
2012	3,211	9.84	9.88	31,719	1.72	0.25	0.45	14.69	15.02
2011	1,047	8.58	8.59	8,981	2.20	0.25	0.45	(14.20)	(14.10)
Goldman Sachs VIT Mid Cap Value(b)
2013	7,841	10.72	12.58	98,138	1.02	0.25	1.45	7.20	28.37
2012	1,084	9.77	9.80	10,587	1.85	0.25	0.45	14.14	14.35
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Goldman Sachs VIT Strategic Growth(b)
2013	8,017	11.29	13.71	107,469	0.29	0.25	1.45	12.90	27.77
2012	-	10.69	10.73	-	-	0.25	0.45	15.57	15.87
2011	-	9.25	9.26	-	-	0.25	0.45	(7.50)	(7.40)
Goldman Sachs VIT Strategic International Equity(b)
2013	17,559	10.94	11.20	195,550	1.61	0.25	1.45	9.40	19.79
2012	1,993	9.32	9.35	18,577	3.76	0.25	0.45	16.79	17.02
2011	-	7.98	7.99	-	-	0.25	0.45	(20.20)	(20.10)
Goldman Sachs VIT Structured Small Cap Equity(b)
2013	-	10.85	12.85	-	-	0.25	1.45	8.50	31.12
2012	-	9.77	9.80	-	-	0.25	0.45	8.68	8.89
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VT CLS AdvisorOne Amerigo
2013	137,943	10.48	10.67	1,458,587	0.02	0.25	1.45	6.70	19.57
2012	134,538	8.79	8.89	1,192,257	-	0.25	0.45	9.87	10.02
2011	168,394	8.00	8.08	1,357,457	-	0.25	0.45	(10.41)	(10.22)
2010	179,122	8.93	9.00	1,609,864	0.10	0.25	0.45	11.21	11.39
2009	182,219	8.03	8.08	1,470,260	0.55	0.25	0.45	34.73	34.89
Guggenheim VT CLS AdvisorOne Clermont
2013	74,567	9.61	10.17	723,136	1.37	0.25	1.45	1.70	6.67
2012	90,958	9.03	9.14	828,463	1.81	0.25	0.45	6.99	7.28
2011	74,328	8.44	8.52	630,688	1.91	0.25	0.45	(3.65)	(3.51)
2010	82,977	8.76	8.83	730,129	2.01	0.25	0.45	7.22	7.42
2009	65,069	8.17	8.22	533,328	2.78	0.25	0.45	18.41	18.79
Guggenheim VT CLS AdvisorOne Select Allocation
2013	36,105	10.29	10.47	374,740	1.47	0.25	1.45	4.70	14.98
2012	41,508	8.97	9.08	374,832	1.15	0.25	0.45	8.60	8.74
2011	50,113	8.26	8.35	416,495	1.49	0.25	0.45	(7.50)	(7.22)
2010	47,053	8.93	9.00	422,030	1.96	0.25	0.45	9.98	10.16
2009	39,888	8.12	8.17	325,094	2.36	0.25	0.45	31.18	31.35
Guggenheim VT Floating Rate Strategies(a)
2013	61,886	10.02	10.06	620,052	-	0.25	1.45	0.20	0.60
Guggenheim VT Global Managed Futures Strategy
2013	12,288	6.21	9.99	107,168	-	0.25	1.45	(0.80)	(0.10)
2012	5,047	6.26	6.32	31,614	-	0.25	0.45	(14.25)	(14.01)
2011	735	7.30	7.35	5,373	-	0.25	0.45	(11.73)	(11.55)
2010	2,869	8.27	8.31	23,807	-	0.25	0.45	(6.87)	(6.63)
2009	3,457	8.88	8.90	30,782	-	0.25	0.45	(7.21)	(7.00)

(a) New subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VT High Yield(b)
2013	66,380	10.17	10.86	718,096	-	0.25	1.45	1.70	3.92
2012	42,805	10.41	10.45	445,798	-	0.25	0.45	10.98	11.17
2011	46,436	9.38	9.40	435,708	-	0.25	0.45	(6.20)	(6.00)
Guggenheim VT Large Cap Value
2013	-	10.71	18.83	-	-	0.25	1.45	7.10	27.75
2012	2,150	14.62	14.74	31,703	-	0.25	0.45	11.69	11.84
2011	-	13.09	13.18	-	-	0.25	0.45	(7.16)	(6.92)
2010	1,375	14.10	14.16	19,383	-	0.25	0.45	12.26	12.47
2009	-	12.56	12.59	-	-	0.25	0.45	22.18	22.47
Guggenheim VT Long Short Equity(c)
2013	16,992	9.20	10.44	156,321	-	0.25	1.45	4.40	13.78
2012	744	8.10	8.20	6,030	-	0.25	0.45	0.87	1.11
2011	622	8.03	8.11	4,997	-	0.25	0.45	(9.78)	(9.59)
2010	272	8.90	8.97	2,417	-	0.25	0.45	7.49	7.68
2009	110	8.28	8.33	906	0.03	0.25	0.45	22.85	23.22
Guggenheim VT Macro Opportunities(a)
2013	6,499	9.87	10.11	64,615	-	0.25	1.45	(1.30)	1.10
Guggenheim VT Mid Cap Value
2013	992	10.71	23.10	22,673	-	0.25	1.45	7.10	29.05
2012	462	17.75	17.90	8,190	-	0.25	0.45	13.13	13.36
2011	267	15.69	15.79	4,201	-	0.25	0.45	(10.60)	(10.44)
2010	64	17.55	17.63	1,130	-	0.25	0.45	13.81	14.04
2009	-	15.42	15.46	-	-	0.25	0.45	39.04	39.40

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VT Multi-Hedge Strategies
2013	7,893	7.32	9.79	57,876	-	0.25	1.45	(2.10)	(1.59)
2012	12,237	7.45	7.54	91,266	1.05	0.25	0.45	(1.32)	(1.05)
2011	1,171	7.55	7.62	8,845	-	0.25	0.45	(0.13)	-
2010	8,602	7.56	7.62	65,351	-	0.25	0.45	2.58	2.83
2009	10,050	7.37	7.41	74,149	1.58	0.25	0.45	(6.47)	(6.32)
Guggenheim VT Small Cap Value
2013	6,448	10.92	16.17	94,799	-	0.25	1.45	9.20	32.43
2012	3,589	12.07	12.21	43,484	-	0.25	0.45	15.50	15.73
2011	8,415	10.45	10.55	88,398	-	0.25	0.45	(7.85)	(7.70)
2010	5,501	11.34	11.43	62,791	-	0.25	0.45	17.76	17.96
2009	3,794	9.63	9.69	36,695	-	0.25	0.45	50.70	50.93
Guggenheim VT StylePlus Large Growth(b)(c)
2013	7,165	11.14	11.60	83,065	-	0.25	1.45	11.40	24.20
2012	7,466	9.31	9.34	69,717	-	0.25	0.45	7.01	7.11
2011	5,523	8.70	8.72	48,126	-	0.25	0.45	(13.00)	(12.80)
Guggenheim VT StylePlus Mid Growth(b)(c)(e)
2013	2,473	11.06	23.05	56,437	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10
2011	-	16.18	16.28	-	-	0.25	0.45	(7.54)	(7.39)
2010	-	17.50	17.58	-	-	0.25	0.45	19.95	20.25
2009	454	14.59	14.62	6,619	-	0.25	0.45	39.08	39.37
Guggenheim VT Total Return Bond(b)(c)
2013	-	9.82	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim VT World Equity Income(c)
2013	272,407	8.52	10.67	2,321,998	-	0.25	1.45	6.70	15.35
2012	152,397	7.40	7.49	1,127,267	-	0.25	0.45	12.63	12.97
2011	3,651	6.57	6.63	24,198	-	0.25	0.45	(18.59)	(18.55)
2010	8,180	8.07	8.14	66,318	-	0.25	0.45	11.77	11.97
2009	7,797	7.22	7.27	56,520	-	0.25	0.45	15.52	15.95
Ibbotson Balanced ETF Asset Allocation(b)
2013	7,140	10.30	10.91	74,683	2.68	0.25	1.45	3.00	8.23
2012	-	10.08	10.08	-	-	0.25	0.45	0.80	0.80
Ibbotson Growth ETF Asset Allocation(b)
2013	7,180	10.47	11.40	76,490	2.23	0.25	1.45	4.70	12.76
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Ibbotson Income and Growth ETF Asset Allocation(b)
2013	24,906	10.15	10.44	259,391	2.84	0.25	1.45	1.50	3.88
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50
ING Clarion Global Real Estate(b)
2013	9,347	9.67	10.13	94,494	4.81	0.25	1.45	(3.30)	0.20
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
ING Clarion Real Estate(b)
2013	5,526	9.13	9.97	55,003	2.03	0.25	1.45	(8.70)	(1.38)
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Innealta Capital Country Rotation(b)
2013	2,462	9.44	9.76	24,033	0.08	0.25	1.45	(5.60)	(2.40)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Innealta Capital Sector Rotation(b)
2013	-	9.22	9.60	-	-	0.25	1.45	(7.80)	(4.00)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. American Value(b)(c)
2013	3,313	10.79	13.26	43,716	0.26	0.25	1.45	7.90	29.62
2012	9,940	10.19	10.23	101,382	1.08	0.25	0.45	13.10	13.41
2011	-	9.01	9.02	-	-	0.25	0.45	(9.90)	(9.80)
Invesco V.I. Comstock(b)(c)
2013	3,648	10.77	13.55	49,184	2.40	0.25	1.45	7.70	31.30
2012	1,190	10.28	10.32	12,271	1.89	0.25	0.45	14.86	15.18
2011	781	8.95	8.96	6,990	-	0.25	0.45	(10.50)	(10.40)
Invesco V.I. Equity and Income(b)(c)
2013	9,967	10.43	12.05	111,572	1.80	0.25	1.45	4.30	20.86
2012	3,353	9.93	9.97	33,296	3.51	0.25	0.45	8.52	8.84
2011	-	9.15	9.16	-	-	0.25	0.45	(8.50)	(8.40)
Invesco V.I. Global Health Care(b)
2013	24,322	11.00	14.70	351,387	0.66	0.25	1.45	10.00	35.73
2012	5,493	10.79	10.83	59,413	-	0.25	0.45	16.40	16.70
2011	488	9.27	9.28	4,518	-	0.25	0.45	(7.30)	(7.20)
Invesco V.I. Global Real Estate(b)
2013	7,341	9.54	10.87	79,489	2.82	0.25	1.45	(4.60)	(0.82)
2012	8,514	10.92	10.96	93,186	0.79	0.25	0.45	23.53	23.70
2011	3,293	8.84	8.86	29,182	-	0.25	0.45	(11.60)	(11.40)
Invesco V.I. Government Securities(b)(e)
2013	1,219	9.71	9.77	11,881	0.23	0.25	1.45	(6.18)	(2.40)
2012	31,680	10.35	10.38	327,906	0.41	0.25	0.45	(1.24)	(1.14)
2011	-	10.48	10.50	-	-	0.25	0.45	4.80	5.00

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Growth and Income(b)(c)
2013	1,172	10.59	12.89	15,029	2.32	0.25	1.45	5.90	29.42
2012	-	9.92	9.96	-	-	0.25	0.45	10.47	10.67
2011	-	8.98	9.00	-	-	0.25	0.45	(10.20)	(10.00)
Invesco V.I. High Yield(b)
2013	7,131	10.21	11.11	78,870	6.92	0.25	1.45	2.10	3.35
2012	29,766	10.72	10.75	319,243	27.70	0.25	0.45	13.08	13.16
2011	8,504	9.48	9.50	80,665	-	0.25	0.45	(5.20)	(5.00)
Invesco V.I. International Growth
2013	5,509	10.40	11.04	57,116	1.02	0.25	1.45	10.40	14.92
2012	9,829	9.07	9.18	89,019	2.63	0.25	0.45	11.29	11.54
2011	10,411	8.15	8.23	84,858	1.10	0.25	0.45	(10.14)	(9.96)
2010	11,414	9.07	9.14	103,828	1.60	0.25	0.45	8.88	9.07
2009	14,457	8.33	8.38	120,787	1.33	0.25	0.45	30.36	30.53
Invesco V.I. Mid Cap Core Equity
2013	5,186	10.67	12.05	61,623	0.11	0.25	1.45	6.70	24.36
2012	7,576	9.58	9.69	73,071	-	0.25	0.45	6.92	7.07
2011	3,524	8.96	9.05	31,717	0.10	0.25	0.45	(9.68)	(9.50)
2010	10,517	9.92	10.00	104,941	0.33	0.25	0.45	9.86	10.13
2009	13,897	9.03	9.08	125,935	1.00	0.25	0.45	25.42	25.76
Invesco V.I. Mid Cap Growth(b)(c)
2013	554	11.14	11.77	6,481	4.20	0.25	1.45	11.40	32.25
2012	-	8.87	8.90	-	-	0.25	0.45	7.78	8.01
2011	-	8.23	8.24	-	-	0.25	0.45	(17.70)	(17.60)
Invesco V.I. S&P 500 Index(b)
2013	5,253	10.83	12.96	67,745	3.19	0.25	1.45	8.30	27.43
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco V.I. Small Cap Equity(b)
2013	1,214	11.02	12.61	15,243	-	0.25	1.45	10.20	32.60
2012	1,199	9.47	9.51	11,365	-	0.25	0.45	9.73	10.07
2011	-	8.63	8.64	-	-	0.25	0.45	(13.70)	(13.60)
Invesco V.I. Utilities(b)
2013	2,048	9.63	11.55	23,510	4.02	0.25	1.45	(3.70)	7.04
2012	379	10.75	10.79	4,070	2.91	0.25	0.45	(0.19)	-
2011	368	10.77	10.79	3,960	-	0.25	0.45	7.70	7.90
Ivy Funds VIP Asset Strategy(b)
2013	6,632	11.30	12.05	79,453	-	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
2011	-	8.61	8.62	-	-	0.25	0.45	(13.90)	(13.80)
Ivy Funds VIP Balanced(b)
2013	6,334	10.72	12.32	77,617	0.80	0.25	1.45	7.20	19.73
2012	2,511	10.26	10.29	25,715	2.86	0.25	0.45	8.00	8.09
2011	-	9.50	9.52	-	-	0.25	0.45	(5.00)	(4.80)
Ivy Funds VIP Core Equity(b)
2013	-	11.17	13.51	-	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
2011	-	9.09	9.10	-	-	0.25	0.45	(9.10)	(9.00)
Ivy Funds VIP Dividend Opportunities(b)
2013	5,466	10.90	11.90	64,719	2.39	0.25	1.45	9.00	25.40
2012	-	9.45	9.49	-	-	0.25	0.45	9.25	9.58
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)
Ivy Funds VIP Energy(b)
2013	14,866	9.45	10.71	140,478	-	0.25	1.45	7.10	23.70
2012	1,288	7.66	7.68	9,864	-	0.25	0.45	(2.05)	(1.92)
2011	518	7.82	7.83	4,054	-	0.25	0.45	(21.80)	(21.70)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Global Bond(b)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	1,598	10.00	10.04	16,053	5.78	0.25	0.45	2.77	2.97
2011	-	9.73	9.75	-	-	0.25	0.45	(2.70)	(2.50)
Ivy Funds VIP Growth(b)
2013	2,050	11.58	13.57	27,671	0.26	0.25	1.45	15.80	32.13
2012	844	10.24	10.27	8,644	0.12	0.25	0.45	8.94	9.14
2011	-	9.40	9.41	-	-	0.25	0.45	(6.00)	(5.90)
Ivy Funds VIP High Income(b)
2013	168,160	10.28	12.07	2,013,607	7.36	0.25	1.45	2.80	7.00
2012	93,173	11.24	11.28	1,047,949	6.50	0.25	0.45	14.58	14.87
2011	9,460	9.81	9.82	92,799	-	0.25	0.45	(1.90)	(1.80)
Ivy Funds VIP International Core Equity(b)
2013	18,110	10.60	11.22	192,064	2.18	0.25	1.45	12.20	21.00
2012	38,007	8.78	8.81	333,845	-	0.25	0.45	9.48	9.58
2011	-	8.02	8.04	-	-	0.25	0.45	(19.80)	(19.60)
Ivy Funds VIP Limited-Term Bond(b)
2013	8,531	9.64	9.84	82,537	-	0.25	1.45	(3.89)	(1.60)
2012	16,544	10.03	10.07	166,246	5.93	0.25	0.45	(0.20)	(0.10)
2011	-	10.05	10.06	-	-	0.25	0.45	0.50	0.60
Ivy Funds VIP Mid Cap Growth(b)
2013	9,195	10.94	12.28	112,063	-	0.25	1.45	9.40	25.69
2012	4,648	9.73	9.77	45,242	-	0.25	0.45	9.70	10.02
2011	-	8.87	8.88	-	-	0.25	0.45	(11.30)	(11.20)
Ivy Funds VIP Real Estate Securities(b)
2013	1,780	9.14	10.77	19,073	-	0.25	1.45	(8.60)	(2.09)
2012	-	10.97	11.00	-	-	0.25	0.45	13.80	13.87
2011	-	9.64	9.66	-	-	0.25	0.45	(3.60)	(3.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Ivy Funds VIP Science and Technology(b)
2013	13,155	12.00	15.50	195,506	-	0.25	1.45	20.00	51.37
2012	319	10.20	10.24	3,255	-	0.25	0.45	23.49	23.82
2011	-	8.26	8.27	-	-	0.25	0.45	(17.40)	(17.30)
Ivy Funds VIP Small Cap Growth(b)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
2012	591	8.03	8.06	4,746	-	0.25	0.45	1.52	1.77
2011	-	7.91	7.92	-	-	0.25	0.45	(20.90)	(20.80)
Ivy Funds VIP Small Cap Value(b)
2013	309	10.70	11.91	3,656	20.15	0.25	1.45	7.00	29.32
2012	315	9.18	9.21	2,895	-	0.25	0.45	14.61	14.84
2011	-	8.01	8.02	-	-	0.25	0.45	(19.90)	(19.80)
Ivy Funds VIP Value(b)
2013	-	10.83	12.80	-	2.09	0.25	1.45	8.30	31.01
2012	1,073	9.73	9.77	10,441	-	0.25	0.45	14.88	15.08
2011	-	8.47	8.49	-	-	0.25	0.45	(15.30)	(15.10)
Janus Aspen Enterprise(b)
2013	9,116	10.87	12.98	114,810	0.39	0.25	1.45	8.70	27.88
2012	9,129	10.12	10.15	92,604	-	0.25	0.45	13.07	13.15
2011	6,498	8.95	8.97	58,223	-	0.25	0.45	(10.50)	(10.30)
Janus Aspen Forty(b)
2013	507	11.30	13.51	6,819	5.94	0.25	1.45	13.00	26.74
2012	496	10.62	10.66	5,269	7.71	0.25	0.45	19.59	19.91
2011	-	8.88	8.89	-	-	0.25	0.45	(11.20)	(11.10)
Janus Aspen Janus Portfolio(b)
2013	1,017	11.01	12.82	12,980	0.01	0.25	1.45	10.10	25.81
2012	60,472	10.16	10.19	614,062	-	0.25	0.45	14.29	14.49
2011	-	8.89	8.90	-	-	0.25	0.45	(11.10)	(11.00)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Janus Aspen Overseas(b)
2013	739	7.93	10.99	5,864	0.04	0.25	1.45	9.90	10.68
2012	14,480	7.19	7.21	104,109	-	0.25	0.45	9.44	9.57
2011	-	6.57	6.58	-	-	0.25	0.45	(34.30)	(34.20)
Janus Aspen Perkins Mid Cap Value(b)
2013	23,145	10.51	11.57	266,471	0.79	0.25	1.45	5.10	21.79
2012	462	9.47	9.50	4,375	1.65	0.25	0.45	7.01	7.22
2011	-	8.85	8.86	-	-	0.25	0.45	(11.50)	(11.40)
JPMorgan Insurance Trust Intrepid MidCap Portfolio(b)
2013	2,061	11.08	13.82	22,823	-	0.25	1.45	10.80	35.76
2012	-	10.18	10.18	-	-	0.25	0.45	1.80	1.80
JPMorgan Insurance Trust Small Cap Core Portfolio(b)
2013	1,476	11.08	14.02	19,703	0.14	0.25	1.45	10.80	37.45
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
JPMorgan Insurance Trust US Equity Portfolio(b)
2013	-	11.03	13.38	-	-	0.25	1.45	10.30	31.56
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Lord Abbett Series Bond-Debenture VC(b)
2013	5,460	10.21	11.18	60,721	4.56	0.25	1.45	2.10	4.68
2012	6,718	10.64	10.68	71,595	5.70	0.25	0.45	8.68	8.98
2011	6,816	9.79	9.80	66,770	11.47	0.25	0.45	(2.10)	(2.00)
Lord Abbett Series Developing Growth VC(b)
2013	17,891	11.47	14.11	247,186	-	0.25	1.45	14.70	51.72
2012	2,255	9.27	9.30	20,897	-	0.25	0.45	8.29	8.52
2011	-	8.56	8.57	-	-	0.25	0.45	(14.40)	(14.30)
Lord Abbett Series Growth and Income VC(b)
2013	590	10.83	12.36	7,253	0.60	0.25	1.45	8.30	31.49
2012	577	9.36	9.40	5,402	1.93	0.25	0.45	8.21	8.55
2011	-	8.65	8.66	-	-	0.25	0.45	(13.50)	(13.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Lord Abbett Series Growth Opportunities VC(b)
2013	-	11.12	11.86	-	-	0.25	1.45	11.20	32.81
2012	-	8.90	8.93	-	-	0.25	0.45	10.15	10.38
2011	-	8.08	8.09	-	-	0.25	0.45	(19.20)	(19.10)
Lord Abbett Series Mid Cap Stock VC(b)
2013	-	10.68	12.04	-	-	0.25	1.45	6.80	26.21
2012	12,660	9.51	9.54	120,326	1.30	0.25	0.45	10.71	10.93
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Lord Abbett Series Total Return VC(b)
2013	9,278	9.90	10.40	95,943	1.35	0.25	1.45	(4.44)	(1.00)
2012	16,462	10.82	10.86	178,156	3.51	0.25	0.45	3.15	3.33
2011	-	10.49	10.51	-	-	0.25	0.45	4.90	5.10
MFS VIT Emerging Markets Equity(b)
2013	6,510	9.24	10.19	60,052	2.03	0.25	1.45	(8.61)	1.90
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
MFS VIT Investors Growth Stock(b)
2013	736	10.96	13.35	9,762	0.76	0.25	1.45	9.60	25.94
2012	-	10.56	10.60	-	-	0.25	0.45	12.70	12.89
2011	-	9.37	9.39	-	-	0.25	0.45	(6.30)	(6.10)
MFS VIT Investors Trust(b)
2013	-	10.92	13.21	-	-	0.25	1.45	9.20	27.51
2012	1,573	10.32	10.36	16,238	-	0.25	0.45	14.79	15.11
2011	-	8.99	9.00	-	-	0.25	0.45	(10.10)	(10.00)
MFS VIT New Discovery(b)
2013	8,569	11.19	12.57	107,160	-	0.25	1.45	11.90	36.63
2012	-	9.17	9.20	-	-	0.25	0.45	16.82	17.05
2011	-	7.85	7.86	-	-	0.25	0.45	(21.50)	(21.40)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
MFS VIT Research(b)
2013	3,424	10.80	13.33	45,412	0.79	0.25	1.45	8.00	27.80
2012	3,323	10.40	10.43	34,544	1.12	0.25	0.45	12.92	13.12
2011	-	9.21	9.22	-	-	0.25	0.45	(7.90)	(7.80)
MFS VIT Research Bond(b)
2013	15,379	9.89	10.17	155,481	0.80	0.25	1.45	(4.62)	(1.10)
2012	33,857	10.60	10.64	358,959	2.87	0.25	0.45	3.41	3.60
2011	-	10.25	10.27	-	-	0.25	0.45	2.50	2.70
MFS VIT Research International(b)
2013	3,333	10.68	10.74	35,602	0.35	0.25	1.45	7.20	14.87
2012	721	9.32	9.35	6,722	2.66	0.25	0.45	12.42	12.65
2011	442	8.29	8.30	3,660	-	0.25	0.45	(17.10)	(17.00)
MFS VIT Total Return(b)
2013	22,434	10.43	11.77	262,480	3.24	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
2011	-	9.52	9.53	-	-	0.25	0.45	(4.80)	(4.70)
MFS VIT Utilities(b)
2013	15,327	10.39	12.30	183,449	1.71	0.25	1.45	3.90	16.37
2012	7,338	10.53	10.57	77,196	12.22	0.25	0.45	9.35	9.65
2011	6,796	9.63	9.64	65,414	-	0.25	0.45	(3.70)	(3.60)
Morgan Stanley UIF Emerging Markets Debt(b)
2013	526	8.82	9.82	4,644	8.23	0.25	1.45	(11.89)	(1.80)
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Neuberger Berman AMT Guardian
2013	1,074	11.14	12.37	13,102	0.83	0.25	1.45	11.40	34.31
2012	1,063	9.10	9.21	9,673	0.23	0.25	0.45	8.98	9.12
2011	1,512	8.35	8.44	12,665	0.49	0.25	0.45	(6.29)	(6.01)
2010	577	8.91	8.98	5,177	0.10	0.25	0.45	14.97	15.28
2009	109	7.75	7.79	845	0.09	0.25	0.45	25.40	25.44

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Neuberger Berman AMT Socially Responsive(b)
2013	346	10.97	12.52	4,305	0.56	0.25	1.45	9.70	33.05
2012	336	9.38	9.41	3,147	0.19	0.25	0.45	6.96	7.18
2011	-	8.77	8.78	-	-	0.25	0.45	(12.30)	(12.20)
Oppenheimer Global Fund/VA(b)(c)
2013	4,198	10.96	12.06	50,360	0.62	0.25	1.45	9.60	22.94
2012	9,972	9.77	9.81	97,468	-	0.25	0.45	16.87	17.06
2011	-	8.36	8.38	-	-	0.25	0.45	(16.40)	(16.20)
Oppenheimer Global Strategic Income Fund/VA(b)
2013	320,769	9.93	10.09	3,217,311	0.10	0.25	1.45	(3.74)	(0.70)
2012	418	10.42	10.46	4,366	8.62	0.25	0.45	9.22	9.53
2011	405	9.54	9.55	3,868	-	0.25	0.45	(4.60)	(4.50)
Oppenheimer International Growth Fund/VA(b)
2013	15,455	10.98	12.33	183,329	0.20	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
2011	-	8.59	8.60	-	-	0.25	0.45	(14.10)	(14.00)
Oppenheimer Main Street Small Cap Fund/VA(c)
2013	15,417	11.01	12.99	197,508	0.26	0.25	1.45	10.10	36.16
2012	276	9.43	9.54	2,601	0.50	0.25	0.45	13.75	13.98
2011	736	8.29	8.37	6,139	-	0.25	0.45	(5.69)	(5.53)
2010	1,048	8.79	8.86	9,224	0.34	0.25	0.45	18.94	19.09
2009	903	7.39	7.44	6,658	1.14	0.25	0.45	32.20	32.62
PIMCO VIT All Asset(b)
2013	23,315	10.02	10.34	239,853	5.38	0.25	1.45	(3.29)	0.20
2012	17,389	10.63	10.67	184,963	8.58	0.25	0.45	10.84	11.15
2011	-	9.59	9.60	-	-	0.25	0.45	(4.10)	(4.00)

(b) Prior year new subaccount. See Note 1.
(c) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT CommodityRealReturn Strategy(b)
2013	4,331	7.01	9.52	30,229	0.43	0.25	1.45	(17.63)	(4.80)
2012	15,743	8.51	8.54	133,814	1.98	0.25	0.45	1.55	1.79
2011	514	8.38	8.39	4,301	11.63	0.25	0.45	(16.20)	(16.10)
PIMCO VIT Emerging Markets Bond(b)
2013	28,491	9.86	10.49	297,092	4.41	0.25	1.45	(10.16)	(1.40)
2012	60,458	11.61	11.65	702,108	3.39	0.25	0.45	13.71	13.99
2011	8,482	10.21	10.22	86,588	1.14	0.25	0.45	2.10	2.20
PIMCO VIT Foreign Bond (Unhedged)(b)
2013	3,172	9.58	9.98	30,380	3.93	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
2011	-	10.44	10.45	-	-	0.25	0.45	4.40	4.50
PIMCO VIT Global Bond (Unhedged)
2013	4,642	9.76	12.30	56,623	0.74	0.25	1.45	(11.68)	(2.40)
2012	1,635	13.78	13.89	22,648	1.87	0.25	0.45	3.22	3.43
2011	1,673	13.35	13.43	22,426	3.27	0.25	0.45	3.81	4.03
2010	-	12.86	12.91	-	-	0.25	0.45	7.80	7.94
2009	-	11.93	11.96	-	-	0.25	0.45	12.76	12.94
PIMCO VIT High Yield
2013	32,903	10.14	16.78	546,999	4.62	0.25	1.45	1.40	2.19
2012	207,642	16.28	16.42	3,379,931	2.23	0.25	0.45	10.30	10.57
2011	7,504	14.76	14.85	110,743	5.15	0.25	0.45	(0.27)	(0.07)
2010	3,148	14.80	14.86	46,741	5.69	0.25	0.45	10.45	10.65
2009	1,553	13.40	13.43	20,842	13.68	0.25	0.45	35.35	35.66

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT Low Duration Adminstrative Class(e)
2013	6,566	10.71	10.86	70,576	1.45	0.25	1.45	(3.51)	(3.38)
2012	6,851	11.10	11.24	76,266	1.90	0.25	0.45	2.21	2.46
2011	7,800	10.86	10.97	84,860	1.63	0.25	0.45	(2.34)	(2.05)
2010	12,082	11.12	11.20	134,289	1.88	0.25	0.45	1.74	1.91
2009	15,277	10.93	10.99	166,988	2.84	0.25	0.45	9.52	9.68
PIMCO VIT Low Duration Advisor Class(b)
2013	46,057	9.59	9.91	442,981	1.40	0.25	1.45	(3.62)	(0.90)
2012	43,580	9.95	9.99	434,200	1.82	0.25	0.45	2.16	2.36
2011	2,419	9.74	9.76	23,565	2.11	0.25	0.45	(2.60)	(2.40)
PIMCO VIT Real Return Adminstrative Class(e)
2013	1,769	11.50	11.66	20,586	1.31	0.25	1.45	(12.35)	(12.13)
2012	3,214	13.12	13.27	42,299	1.06	0.25	0.45	5.13	5.23
2011	3,349	12.48	12.61	41,917	2.29	0.25	0.45	7.87	8.15
2010	5,554	11.57	11.66	64,218	1.62	0.25	0.45	4.42	4.57
2009	20,151	11.08	11.15	223,558	3.64	0.25	0.45	14.34	14.59
PIMCO VIT Real Return Advisor Class(b)
2013	46,555	9.61	9.84	455,444	1.51	0.25	1.45	(12.37)	(3.90)
2012	50,507	11.16	11.20	564,082	1.06	0.25	0.45	4.89	5.16
2011	4,890	10.64	10.65	52,036	3.71	0.25	0.45	6.40	6.50
PIMCO VIT Short-Term(b)
2013	28,252	9.71	9.84	274,202	0.49	0.25	1.45	(2.90)	(1.60)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-

(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
PIMCO VIT Total Return Adminstrative Class(e)
2013	10,715	12.31	12.48	132,878	1.89	0.25	1.45	(5.31)	(5.10)
2012	28,994	13.00	13.15	378,616	2.48	0.25	0.45	5.86	6.05
2011	40,952	12.28	12.40	504,396	2.49	0.25	0.45	0.08	0.32
2010	70,165	12.27	12.36	862,087	2.49	0.25	0.45	4.51	4.66
2009	78,918	11.74	11.81	927,793	5.01	0.25	0.45	10.13	10.37
PIMCO VIT Total Return Advisor Class(b)
2013	80,291	9.86	10.05	801,512	2.67	0.25	1.45	(5.40)	(1.40)
2012	90,260	10.56	10.60	954,352	2.19	0.25	0.45	5.71	6.00
2011	30,926	9.99	10.00	308,955	2.06	0.25	0.45	(0.10)	(0.10)
Pioneer Bond VCT(b)
2013	1,883	9.73	9.94	18,573	1.76	0.25	1.45	(2.60)	(0.60)
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Pioneer Equity Income VCT(b)
2013	3,501	10.60	12.63	44,171	3.91	0.25	1.45	6.00	24.68
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Pioneer High Yield VCT(b)
2013	15,085	10.25	10.88	163,730	2.35	0.25	1.45	2.50	8.26
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50
Pioneer Strategic Income VCT(b)
2013	3,312	9.75	9.92	32,300	3.42	0.25	1.45	(2.50)	(0.80)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Power Income VIT(b)
2013	195,226	9.97	10.13	1,968,988	0.37	0.25	1.45	(0.30)	1.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Probabilities Fund(a)
2013	1,289,893	9.93	10.21	13,000,446	-	0.25	1.45	(0.70)	2.10

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.
(e) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Putnam VT Absolute Return 500(b)
2013	47,825	9.91	10.12	478,688	-	0.25	1.45	(0.90)	0.80
2012	-	10.04	10.04	-	-	0.25	0.45	0.40	0.40
Putnam VT Diversified Income(b)
2013	4,976	10.20	10.44	51,817	-	0.25	1.45	2.00	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Equity Income(b)
2013	4,618	10.71	13.04	51,049	0.60	0.25	1.45	7.10	28.22
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Putnam VT High Yield(b)
2013	828,702	10.23	10.44	8,631,767	-	0.25	1.45	2.30	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Income(b)
2013	11,538	9.83	10.05	113,431	-	0.25	1.45	(1.60)	0.50
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Putnam VT Voyager(b)
2013	-	11.81	14.21	-	-	0.25	1.45	18.10	39.18
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10
Rydex VT Banking
2013	37,405	4.62	10.74	172,789	1.56	0.25	1.45	7.40	25.07
2012	19,531	3.70	3.75	72,336	0.50	0.25	0.45	19.74	20.19
2011	1,296	3.09	3.12	4,002	0.16	0.25	0.45	(24.82)	(24.64)
2010	6,210	4.11	4.14	25,515	0.55	0.25	0.45	9.31	9.52
2009	6,084	3.76	3.78	22,862	2.84	0.25	0.45	(6.70)	(6.67)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Basic Materials
2013	25,574	10.44	10.87	271,499	0.42	0.25	1.45	(2.25)	8.70
2012	10,446	10.68	10.80	111,678	-	0.25	0.45	7.01	7.14
2011	5,975	9.98	10.08	59,821	-	0.25	0.45	(19.26)	(19.10)
2010	18,094	12.36	12.46	224,196	0.39	0.25	0.45	22.38	22.64
2009	16,060	10.10	10.16	162,665	0.30	0.25	0.45	50.07	50.52
Rydex VT Biotechnology
2013	6,595	10.82	21.18	137,952	-	0.25	1.45	8.20	49.26
2012	1,641	14.02	14.19	23,077	-	0.25	0.45	31.40	31.63
2011	1,789	10.67	10.78	19,139	-	0.25	0.45	6.81	7.05
2010	274	9.99	10.07	2,733	-	0.25	0.45	6.96	7.13
2009	-	9.34	9.40	-	-	0.25	0.45	14.32	14.63
Rydex VT Commodities Strategy
2013	3,879	6.13	9.59	23,767	-	0.25	1.45	(6.55)	(4.10)
2012	1,797	6.56	6.64	11,796	-	0.25	0.45	(4.79)	(4.60)
2011	1,587	6.89	6.96	10,918	41.45	0.25	0.45	(9.70)	(9.61)
2010	1,267	7.63	7.70	9,690	-	0.25	0.45	4.38	4.62
2009	4,269	7.31	7.36	31,219	2.04	0.25	0.45	7.82	8.08
Rydex VT Consumer Products
2013	15,633	10.30	14.93	230,422	1.66	0.25	1.45	3.00	24.11
2012	8,643	11.89	12.03	102,873	1.26	0.25	0.45	5.41	5.53
2011	13,302	11.28	11.40	150,253	1.10	0.25	0.45	9.83	10.14
2010	10,844	10.27	10.35	111,512	1.50	0.25	0.45	13.36	13.61
2009	7,842	9.06	9.11	71,055	2.72	0.25	0.45	15.12	15.17
Rydex VT Dow 2x Strategy
2013	6,782	11.31	11.54	73,844	-	0.25	1.45	13.10	57.44
2012	384,052	7.24	7.33	2,778,546	-	0.25	0.45	13.13	13.47
2011	30,392	6.40	6.46	194,232	-	0.25	0.45	5.44	5.56
2010	15,351	6.07	6.12	93,078	0.38	0.25	0.45	20.44	20.71
2009	23,465	5.04	5.07	118,472	-	0.25	0.45	32.28	32.38

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Electronics
2013	4,821	7.90	10.79	38,201	0.24	0.25	1.45	7.90	30.67
2012	6,326	6.05	6.13	38,339	-	0.25	0.45	(2.42)	(2.08)
2011	9,510	6.20	6.26	58,991	-	0.25	0.45	(19.38)	(19.23)
2010	12,641	7.69	7.75	97,214	-	0.25	0.45	5.92	6.02
2009	14,494	7.26	7.31	105,289	-	0.25	0.45	65.75	66.51
Rydex VT Energy
2013	11,974	10.69	11.84	139,881	0.27	0.25	1.45	6.90	19.60
2012	5,559	9.79	9.90	54,442	-	0.25	0.45	(1.01)	(0.90)
2011	1,228	9.89	9.99	12,182	-	0.25	0.45	(9.02)	(8.85)
2010	10,944	10.87	10.96	119,270	0.31	0.25	0.45	15.03	15.25
2009	5,573	9.45	9.51	52,861	-	0.25	0.45	33.85	34.13
Rydex VT Energy Services
2013	1,907	10.35	11.41	21,478	-	0.25	1.45	3.50	19.85
2012	1,849	9.40	9.52	17,394	-	0.25	0.45	(3.09)	(2.76)
2011	3,223	9.70	9.79	31,162	-	0.25	0.45	(12.30)	(12.20)
2010	2,553	11.06	11.15	28,211	-	0.25	0.45	21.81	21.99
2009	2,846	9.08	9.14	25,871	-	0.25	0.45	56.82	57.31
Rydex VT Europe 1.25x Strategy
2013	6,529	6.20	11.51	58,827	0.12	0.25	1.45	15.10	19.85
2012	7,688	5.18	5.24	39,835	0.67	0.25	0.45	17.46	17.75
2011	3,019	4.41	4.45	13,315	-	0.25	0.45	(17.90)	(17.88)
2010	6,924	5.37	5.42	37,190	0.17	0.25	0.45	(13.80)	(13.56)
2009	18,324	6.23	6.27	114,465	4.96	0.25	0.45	30.88	31.45
Rydex VT Financial Services
2013	13,643	5.96	10.39	81,721	0.76	0.25	1.45	3.90	23.52
2012	5,032	4.84	4.89	24,375	0.28	0.25	0.45	18.63	18.69
2011	75	4.08	4.12	306	-	0.25	0.45	(17.74)	(17.60)
2010	-	4.96	5.00	-	-	0.25	0.45	10.47	10.62
2009	-	4.49	4.52	-	-	0.25	0.45	15.42	15.90

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Government Long Bond 1.2x Strategy
2013	11,229	9.23	11.50	105,785	1.02	0.25	1.45	(21.03)	(7.70)
2012	12,113	14.36	14.53	173,913	1.19	0.25	0.45	(0.42)	(0.27)
2011	14,478	14.42	14.57	208,510	2.25	0.25	0.45	36.68	37.06
2010	1,080	10.55	10.63	11,342	22.30	0.25	0.45	6.35	6.51
2009	2,555	9.92	9.98	25,378	8.60	0.25	0.45	(33.82)	(33.69)
Rydex VT Health Care
2013	10,993	10.99	14.30	155,102	0.16	0.25	1.45	9.90	37.24
2012	14,159	10.29	10.42	145,997	-	0.25	0.45	13.20	13.38
2011	3,902	9.09	9.19	35,666	-	0.25	0.45	1.11	1.43
2010	3,516	8.99	9.06	31,643	0.09	0.25	0.45	3.10	3.31
2009	8,225	8.72	8.77	71,734	-	0.25	0.45	20.44	20.63
Rydex VT Internet
2013	1,422	12.07	14.84	20,923	-	0.25	1.45	20.70	46.35
2012	-	10.02	10.14	-	-	0.25	0.45	15.30	15.49
2011	4,981	8.69	8.78	43,744	-	0.25	0.45	(14.89)	(14.76)
2010	5,405	10.21	10.30	55,626	-	0.25	0.45	16.69	16.91
2009	5,299	8.75	8.81	46,416	-	0.25	0.45	60.26	60.47
Rydex VT Inverse Dow 2x Strategy
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	36,137	2.62	2.66	95,714	-	0.25	0.45	(25.14)	(24.86)
2011	3,852	3.50	3.54	13,493	-	0.25	0.45	(29.58)	(29.34)
2010	-	4.97	5.01	7	-	0.25	0.45	(32.75)	(32.57)
2009	-	7.39	7.43	-	-	0.25	0.45	(46.49)	(46.43)
Rydex VT Inverse Government Long Bond Strategy
2013	13,709	4.06	10.20	55,700	-	0.25	1.45	2.00	11.65
2012	3,891	3.65	3.69	14,169	-	0.25	0.45	(9.20)	(9.11)
2011	-	4.02	4.06	-	-	0.25	0.45	(32.89)	(32.78)
2010	-	5.99	6.04	-	-	0.25	0.45	(15.75)	(15.52)
2009	-	7.11	7.15	-	-	0.25	0.45	15.42	15.51

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Inverse NASDAQ-100 Strategy
2013	-	2.64	8.23	2	-	0.25	1.45	(31.61)	(17.70)
2012	1,440	3.86	3.91	5,557	-	0.25	0.45	(21.38)	(21.17)
2011	-	4.91	4.96	-	-	0.25	0.45	(13.10)	(12.98)
2010	-	5.65	5.70	-	-	0.25	0.45	(23.96)	(23.80)
2009	-	7.43	7.48	-	2.56	0.25	0.45	(42.13)	(41.97)
Rydex VT Inverse Russell 2000 Strategy
2013	11,307	2.64	8.57	96,835	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
2011	-	4.99	5.04	-	-	0.25	0.45	(10.89)	(10.64)
2010	7,251	5.60	5.64	40,608	-	0.25	0.45	(30.09)	(29.94)
2009	12,279	8.01	8.05	98,406	-	0.25	0.45	(35.09)	(35.03)
Rydex VT Inverse S&P 500 Strategy
2013	-	3.70	8.72	-	-	0.25	1.45	(29.12)	(12.80)
2012	2,555	5.22	5.28	13,318	-	0.25	0.45	(19.82)	(19.63)
2011	7,170	6.51	6.57	46,666	-	0.25	0.45	(12.15)	(12.05)
2010	5,268	7.41	7.47	39,015	-	0.25	0.45	(19.72)	(19.59)
2009	3,234	9.23	9.29	29,870	-	0.25	0.45	(30.02)	(29.83)
Rydex VT Japan 2x Strategy
2013	7,616	9.01	10.45	68,657	-	0.25	1.45	4.50	51.07
2012	-	5.98	6.05	-	-	0.25	0.45	16.12	16.35
2011	-	5.15	5.20	-	-	0.25	0.45	(31.33)	(31.22)
2010	-	7.50	7.56	-	-	0.25	0.45	11.77	12.00
2009	825	6.71	6.75	5,547	0.34	0.25	0.45	19.40	19.68
Rydex VT Leisure
2013	7,945	11.19	12.15	95,241	0.96	0.25	1.45	11.90	37.91
2012	342	8.71	8.81	2,975	-	0.25	0.45	17.23	17.47
2011	-	7.43	7.50	-	-	0.25	0.45	(1.07)	(0.92)
2010	759	7.51	7.57	5,740	0.17	0.25	0.45	26.01	26.17
2009	-	5.96	6.00	-	-	0.25	0.45	32.15	32.45

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Mid-Cap 1.5x Strategy
2013	6,168	11.20	13.11	79,717	-	0.25	1.45	12.00	45.34
2012	17,054	8.91	9.02	151,870	-	0.25	0.45	20.08	20.43
2011	14,224	7.42	7.49	105,511	-	0.25	0.45	(10.71)	(10.51)
2010	8,861	8.31	8.37	73,630	-	0.25	0.45	32.96	33.07
2009	7,624	6.25	6.29	47,578	0.09	0.25	0.45	47.06	47.65
Rydex VT NASDAQ-100
2013	21,133	11.39	15.05	301,731	-	0.25	1.45	13.90	30.42
2012	13,737	11.41	11.54	156,864	-	0.25	0.45	12.86	13.03
2011	12,893	10.11	10.21	130,730	-	0.25	0.45	(1.37)	(1.16)
2010	9,328	10.25	10.33	95,711	-	0.25	0.45	14.53	14.78
2009	10,810	8.95	9.00	96,748	-	0.25	0.45	46.72	47.06
Rydex VT NASDAQ-100 2x Strategy
2013	10,660	13.25	18.27	193,659	-	0.25	1.45	32.50	74.50
2012	135	10.35	10.47	1,405	-	0.25	0.45	29.54	29.74
2011	218	7.99	8.07	1,742	-	0.25	0.45	(3.97)	(3.81)
2010	-	8.32	8.39	-	-	0.25	0.45	32.27	32.54
2009	1,713	6.29	6.33	10,750	-	0.25	0.45	110.30	111.00
Rydex VT Nova
2013	5,342	10.47	11.33	56,010	-	0.25	1.45	13.30	44.29
2012	2,928	7.27	7.36	21,336	-	0.25	0.45	18.02	18.33
2011	4,626	6.16	6.22	28,473	0.04	0.25	0.45	(4.50)	(4.31)
2010	2,999	6.45	6.50	19,327	0.09	0.25	0.45	15.80	16.07
2009	34,301	5.57	5.60	191,115	1.87	0.25	0.45	31.06	31.15
Rydex VT Precious Metals
2013	20,250	4.92	9.35	99,910	0.39	0.25	1.45	(47.99)	(6.50)
2012	68,801	9.46	9.57	651,479	-	0.25	0.45	(7.35)	(7.18)
2011	18,620	10.21	10.31	190,757	0.06	0.25	0.45	(26.65)	(26.51)
2010	27,350	13.92	14.03	381,475	-	0.25	0.45	33.33	33.62
2009	18,040	10.44	10.50	188,243	-	0.25	0.45	44.40	44.63

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT Real Estate
2013	211,411	7.14	9.30	1,509,471	0.08	0.25	1.45	(7.00)	0.56
2012	164,008	7.11	7.20	1,166,225	0.29	0.25	0.45	14.31	14.65
2011	21,587	6.22	6.28	134,438	2.89	0.25	0.45	(1.27)	(1.10)
2010	21,014	6.30	6.35	132,276	2.19	0.25	0.45	20.69	20.95
2009	24,110	5.22	5.25	125,858	2.68	0.25	0.45	21.11	21.25
Rydex VT Retailing
2013	6,995	10.66	13.54	75,882	-	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
2011	382	9.02	9.11	3,451	-	0.25	0.45	1.69	1.90
2010	1,031	8.87	8.94	9,145	-	0.25	0.45	20.84	21.14
2009	-	7.34	7.38	-	-	0.25	0.45	39.28	39.51
Rydex VT Russell 2000 1.5x Strategy
2013	9,323	10.97	11.46	103,209	-	0.25	1.45	14.60	53.52
2012	11,354	7.16	7.25	81,389	-	0.25	0.45	17.96	18.27
2011	17,418	6.07	6.13	105,785	-	0.25	0.45	(15.22)	(14.98)
2010	10,686	7.16	7.21	76,458	-	0.25	0.45	33.27	33.33
2009	9,074	5.37	5.41	48,876	-	0.25	0.45	28.78	29.12
Rydex VT Russell 2000 2x Strategy
2013	821	8.89	12.12	7,304	-	0.25	1.45	21.20	79.68
2012	955	4.96	5.02	4,740	-	0.25	0.45	24.94	25.19
2011	365	3.97	4.01	1,447	-	0.25	0.45	(22.16)	(21.98)
2010	-	5.10	5.14	-	-	0.25	0.45	43.26	43.58
2009	-	3.56	3.58	-	-	0.25	0.45	31.37	31.62
Rydex VT S&P 500 2x Strategy
2013	1,558	9.59	11.85	14,921	-	0.25	1.45	18.50	63.26
2012	-	5.88	5.96	-	-	0.25	0.45	24.84	25.21
2011	403	4.71	4.76	1,897	-	0.25	0.45	(7.10)	(6.85)
2010	879	5.07	5.11	4,448	-	0.25	0.45	21.00	21.38
2009	1,516	4.19	4.21	6,339	0.68	0.25	0.45	41.55	41.75

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT S&P 500 Pure Growth
2013	32,227	11.20	14.46	458,426	-	0.25	1.45	12.00	36.80
2012	16,270	10.45	10.57	169,955	-	0.25	0.45	9.54	9.65
2011	13,325	9.54	9.64	127,216	-	0.25	0.45	(4.50)	(4.27)
2010	10,067	9.99	10.07	100,983	-	0.25	0.45	20.80	21.03
2009	551	8.27	8.32	4,554	-	0.25	0.45	42.34	42.47
Rydex VT S&P 500 Pure Value
2013	8,722	11.36	12.14	104,527	-	0.25	1.45	13.60	40.67
2012	13,655	8.53	8.63	116,571	4.92	0.25	0.45	18.14	18.22
2011	8,256	7.22	7.30	59,765	0.06	0.25	0.45	(6.48)	(6.17)
2010	11,991	7.72	7.78	93,025	1.50	0.25	0.45	16.27	16.47
2009	431	6.64	6.68	2,865	1.33	0.25	0.45	45.93	46.49
Rydex VT S&P MidCap 400 Pure Growth
2013	7,411	11.21	17.24	105,185	-	0.25	1.45	12.10	29.82
2012	3,938	13.12	13.28	51,633	-	0.25	0.45	12.04	12.35
2011	3,360	11.71	11.82	39,377	-	0.25	0.45	(4.02)	(3.82)
2010	757	12.20	12.29	9,284	-	0.25	0.45	28.15	28.29
2009	602	9.52	9.58	5,763	-	0.25	0.45	51.59	51.82
Rydex VT S&P MidCap 400 Pure Value
2013	2,043	10.86	11.60	23,374	0.05	0.25	1.45	8.60	31.37
2012	4,921	8.72	8.83	43,150	-	0.25	0.45	12.95	13.35
2011	4,576	7.72	7.79	35,321	-	0.25	0.45	(10.23)	(10.15)
2010	-	8.60	8.67	-	-	0.25	0.45	16.06	16.38
2009	1,052	7.41	7.45	7,827	1.03	0.25	0.45	50.00	50.20
Rydex VT S&P SmallCap 600 Pure Growth
2013	14,394	11.36	14.18	201,304	-	0.25	1.45	13.60	36.74
2012	1,695	10.24	10.37	17,380	-	0.25	0.45	6.89	7.13
2011	6,366	9.58	9.68	61,100	-	0.25	0.45	-	0.21
2010	-	9.58	9.66	-	-	0.25	0.45	21.11	21.36
2009	1,748	7.91	7.96	13,864	-	0.25	0.45	29.46	29.64

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT S&P SmallCap 600 Pure Value
2013	7,814	11.11	11.29	87,580	1.53	0.25	1.45	11.10	38.36
2012	14,516	8.07	8.16	117,405	-	0.25	0.45	16.28	16.57
2011	10,912	6.94	7.00	75,682	-	0.25	0.45	(12.48)	(12.39)
2010	532	7.93	7.99	4,218	-	0.25	0.45	20.88	21.06
2009	2,341	6.56	6.60	15,344	2.35	0.25	0.45	56.94	57.14
Rydex VT Strengthening Dollar 2x Strategy
2013	9,475	4.99	8.94	47,770	-	0.25	1.45	(10.60)	(6.12)
2012	6,347	5.32	5.39	33,783	-	0.25	0.45	(9.52)	(9.26)
2011	16,125	5.88	5.94	94,816	-	0.25	0.45	(7.55)	(7.33)
2010	2,770	6.36	6.41	17,594	-	0.25	0.45	(7.69)	(7.64)
2009	-	6.89	6.94	-	-	0.25	0.45	(18.75)	(18.45)
Rydex VT Technology
2013	10,719	11.04	11.45	120,932	-	0.25	1.45	14.50	30.99
2012	963	8.44	8.55	8,179	-	0.25	0.45	8.07	8.50
2011	9,431	7.81	7.88	73,649	-	0.25	0.45	(12.25)	(12.15)
2010	4,114	8.90	8.97	36,744	-	0.25	0.45	8.27	8.46
2009	12,916	8.22	8.27	106,323	-	0.25	0.45	50.27	50.64
Rydex VT Telecommunications
2013	9,095	7.16	10.63	87,949	-	0.25	1.45	6.30	13.62
2012	18,638	6.31	6.39	117,687	0.13	0.25	0.45	1.28	1.59
2011	7,970	6.23	6.29	49,677	2.43	0.25	0.45	(17.26)	(17.13)
2010	293	7.53	7.59	2,203	1.94	0.25	0.45	10.57	10.80
2009	190	6.81	6.85	1,304	-	0.25	0.45	24.27	24.55
Rydex VT Transportation
2013	3,297	11.40	11.82	38,516	-	0.25	1.45	14.00	45.93
2012	13,012	8.01	8.10	104,178	-	0.25	0.45	13.62	13.76
2011	7,431	7.05	7.12	52,382	-	0.25	0.45	(14.13)	(13.91)
2010	3,066	8.21	8.27	25,226	-	0.25	0.45	20.03	20.20
2009	-	6.84	6.88	-	-	0.25	0.45	13.43	13.53

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Rydex VT U.S. Government Money Market(d)
2013	906,959	8.24	9.78	7,664,853	-	0.25	1.45	(3.40)	(2.20)
2012	1,233,594	8.53	8.64	10,524,782	-	0.25	0.45	(3.40)	(3.14)
2011	216,262	8.83	8.92	1,914,302	-	0.25	0.45	(3.39)	(3.25)
2010	114,106	9.14	9.22	1,044,738	0.01	0.25	0.45	(3.48)	(3.15)
2009	222,876	9.47	9.52	2,112,680	0.02	0.25	0.45	(3.27)	(3.15)
Rydex VT Utilities
2013	5,828	9.65	10.46	60,105	4.10	0.25	1.45	(3.50)	9.99
2012	3,468	9.40	9.51	32,652	4.74	0.25	0.45	(2.29)	(2.16)
2011	2,443	9.62	9.72	23,514	3.38	0.25	0.45	12.38	12.63
2010	4,688	8.56	8.63	40,286	3.66	0.25	0.45	3.26	3.48
2009	5,514	8.29	8.34	45,740	8.33	0.25	0.45	9.95	10.17
Rydex VT Weakening Dollar 2x Strategy
2013	4,767	7.98	10.45	38,036	-	0.25	1.45	(6.12)	4.50
2012	4,487	8.50	8.60	38,233	-	0.25	0.45	(2.63)	(2.49)
2011	737	8.73	8.82	6,504	-	0.25	0.45	(7.03)	(6.77)
2010	-	9.39	9.46	-	-	0.25	0.45	(8.75)	(8.60)
2009	-	10.29	10.35	-	-	0.25	0.45	3.00	3.19
T. Rowe Price Blue Chip Growth(b)
2013	41,940	11.63	14.49	594,429	-	0.25	1.45	16.30	36.31
2012	5,882	10.59	10.63	62,357	-	0.25	0.45	13.87	14.18
2011	1,398	9.30	9.31	12,990	-	0.25	0.45	(7.00)	(6.90)
T. Rowe Price Equity Income(b)
2013	42,707	10.64	12.87	546,651	1.17	0.25	1.45	6.40	25.19
2012	6,334	10.24	10.28	64,867	2.82	0.25	0.45	12.90	13.22
2011	1,683	9.07	9.08	15,263	1.43	0.25	0.45	(9.30)	(9.20)

(b) Prior year new subaccount. See Note 1.
(d) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
T. Rowe Price Health Sciences(b)
2013	13,908	11.37	17.56	229,774	-	0.25	1.45	13.70	45.73
2012	10,391	12.01	12.05	124,719	-	0.25	0.45	26.55	26.84
2011	6,916	9.49	9.50	65,597	-	0.25	0.45	(5.10)	(5.00)
T. Rowe Price Limited-Term Bond(b)
2013	23,565	9.37	9.82	220,823	1.39	0.25	1.45	(3.50)	(1.80)
2012	17,803	9.71	9.75	172,872	2.73	0.25	0.45	(1.12)	(0.81)
2011	1,013	9.82	9.83	9,947	1.77	0.25	0.45	(1.80)	(1.70)
Templeton Developing Markets Securities
2013	17,004	10.24	16.78	275,966	2.24	0.25	1.45	(4.27)	2.40
2012	20,113	17.35	17.49	349,608	1.12	0.25	0.45	9.33	9.52
2011	9,937	15.87	15.97	158,527	0.91	0.25	0.45	(18.70)	(18.52)
2010	11,863	19.52	19.60	232,190	0.44	0.25	0.45	13.62	13.82
2009	4,488	17.18	17.22	77,219	-	0.25	0.45	66.80	67.02
Templeton Foreign Securities
2013	342	11.25	17.69	5,988	21.91	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40
2011	-	12.90	12.99	-	3.37	0.25	0.45	(13.65)	(13.46)
2010	8,738	14.94	15.01	130,883	0.07	0.25	0.45	4.70	4.97
2009	227	14.27	14.30	3,243	-	0.25	0.45	32.37	32.65
Templeton Global Bond Securities(b)
2013	65,506	10.03	10.29	670,035	6.05	0.25	1.45	(1.82)	0.30
2012	80,839	10.43	10.46	842,994	5.71	0.25	0.45	11.19	11.40
2011	1,274	9.38	9.39	11,958	-	0.25	0.45	(6.20)	(6.10)
Templeton Growth Securities(b)
2013	7,843	11.22	12.57	98,081	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Third Avenue Value(b)
2013	6,766	10.37	10.45	70,287	6.94	0.25	1.45	3.70	15.21
2012	615	9.04	9.07	5,557	6.44	0.25	0.45	22.99	23.23
2011	-	7.35	7.36	-	-	0.25	0.45	(26.50)	(26.40)
Van Eck VIP Global Gold(a)
2013	4,718	7.66	8.76	41,344	-	0.25	1.45	(23.40)	(12.40)
Van Eck VIP Global Hard Assets(b)
2013	15,913	7.90	10.89	125,605	0.77	0.25	1.45	6.47	8.90
2012	42,872	7.42	7.44	317,882	1.04	0.25	0.45	(0.40)	(0.27)
2011	3,260	7.45	7.46	24,272	-	0.25	0.45	(25.50)	(25.40)
Virtus International Series(a)
2013	4,913	9.89	10.31	48,571	3.29	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series(a)
2013	2,605	9.66	10.05	25,157	4.91	0.25	1.45	(3.40)	0.50
Virtus Premium AlphaSector Series(a)
2013	120,742	10.75	11.31	1,302,379	0.39	0.25	1.45	7.50	13.10
Wells Fargo Advantage International Equity VT(b)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64
2012	-	8.92	8.95	-	-	0.25	0.45	9.72	9.82
2011	-	8.13	8.15	-	-	0.25	0.45	(18.70)	(18.50)
Wells Fargo Advantage Omega Growth VT(b)
2013	7,194	11.52	13.37	89,164	-	0.25	1.45	15.20	35.32
2012	-	9.84	9.88	-	-	0.25	0.45	16.31	16.65
2011	-	8.46	8.47	-	-	0.25	0.45	(15.40)	(15.30)

(a) New subaccount. See Note 1.
(b) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Wells Fargo Advantage Opportunity VT
2013	1,091	10.81	13.08	14,065	0.16	0.25	1.45	8.10	26.50
2012	1,672	10.22	10.34	17,081	0.04	0.25	0.45	11.57	11.78
2011	1,081	9.16	9.25	9,903	0.17	0.25	0.45	(8.67)	(8.51)
2010	2,455	10.03	10.11	24,738	2.35	0.25	0.45	19.55	19.79
2009	2,836	8.39	8.44	23,873	-	0.25	0.45	42.69	43.05
Wells Fargo Advantage Small Cap Value VT(b)
2013	7,016	10.29	10.55	73,782	0.77	0.25	1.45	2.90	11.17
2012	8,947	9.46	9.49	84,892	0.74	0.25	0.45	10.13	10.35
2011	12,383	8.59	8.60	106,484	-	0.25	0.45	(14.10)	(14.00)
Western Asset Variable Global High Yield Bond(b)
2013	2,876	10.19	10.28	29,583	1.30	0.25	1.45	1.90	2.70
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10

(b) Prior year new subaccount. See Note 1.

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)
These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)
For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5.  Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013; and (2) the audited financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2013, and for each of the specified periods ended December 31,2013 and 2012, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

(2)	Not Applicable

(3)	(a)	Marketing Organization Agreement(q)
	(b)	SBL Variable Products Broker/Dealer Sales Agreement(q)
	(c)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(c)
	(d)	Marketing Organization Agreement Commission Schedule(l)
	(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(g)
	(f)	Distribution Agreement(ah)
	(g)	Marketing Organization Amendment – Supervisory Fee(m)
	(h)	Service Facilities Agreement(t)
	(i)	Commission Schedule – EliteDesigns II(ag)

(4)	(a)	Individual Contract (Form V6029 11-00)(l)
	(b)	Individual Contract-Unisex (Form V6029 11-00U)(l)
	(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(h)
	(d)	Individual Retirement Annuity Endorsement (Form V6849A R9-03)(e)
	(e)	Roth IRA Endorsement (Form V6851A (R9-03))(e)
	(f)	403a Endorsement (Form V6057 10-98)(b)
	(g)	Credit Enhancement Rider (Form V6084 11-01)(d)
	(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(m)
	(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10-06)(l)
	(j)	Individual Retirement Annuity Endorsement (Form V6849A R9-10)(w)
	(k)	Roth IRA Endorsement (Form V6851A R9-10)(w)
	(l)	Nursing Home Endorsement (Form 6052 10-10)(w)
	(m)	Terminal Illness Endorsement (Form 6053 10-10)(w)
	(n)	Tax Sheltered Annuity Endorsement (Form V6101 R9-10)(w)

(5)	(a)	Application (Form V9101 10-06)(l)
	(b)	Application (Form V9101 10-06)(v)
	(c)	Application – Unisex (Form V9101 U 10-06)(l)
	(d)	Application – Unisex (Form V9101 U 10-06)(v)

	(e)	Application – Generic (Form V9101 (11-10)(w)
	(f)	EliteDesigns II Application – Generic(ag)

(6)	(a)	Composite of Articles of Incorporation of SBL(f)
	(b)	Bylaws of SBL(q)

(7)	Not Applicable

(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(ae)
	(b)	Participation Agreement – AllianceBernstein(ac)
	(c)	Participation Agreement – ALPS (Ibbotson)(ag)
	(d)	Participation Agreement – American Century – Variable Insurance Funds(z)
	(e)	Participation Agreement – American Funds
	(f)	Participation Agreement – BlackRock – Variable Funds(w)
	(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(ab)
	(h)	Participation Agreement – Dreyfus – Variable Insurance Funds(ae)
	(i)	Participation Agreement – DWS(w)
	(j)	Participation Agreement – Eaton Vance
	(k)	Participation Agreement – Federated(ac)
	(l)	Participation Agreement – Fidelity VIP(c)
(i) Amendment No. 1(c)
(ii) Amendment No. 2(m)
(iii) Amendment No. 3(r)
	(m)	Participation Agreement – Franklin Templeton – Variable Insurance Funds(ag)
	(n)	Participation Agreement – Fred Alger(ag)
	(o)	Participation Agreement – Goldman Sachs – Variable Insurance Funds(aa)
	(p)	Participation Agreement – ING(ac)
	(q)	Participation Agreement – Ivy – Variable Insurance Funds
	(r)	Participation Agreement – Janus Aspen Series(ac)
	(s)	Participation Agreement – JPMorgan(ac)
	(t)	Participation Agreement – Legg Mason(x)
	(u)	Participation Agreement – Lord Abbett(w)
	(v)	Participation Agreement – MFS(ac)
	(w)	Participation Agreement – Morgan Stanley(ac)
	(x)	Participation Agreement – Neuberger Berman – AMT Funds(s)
	(y)	Participation Agreement – Northern Lights (7Twelve Balanced)(ag)
	(z)	Participation Agreement – Northern Lights (Adaptive Allocation)(ac)
	(aa)	Participation Agreement – Northern Lights (Innealta)(ac)
	(ab)	Participation Agreement – Northern Lights (Power Income)(ac)
	(ac)	Participation Agreement – Northern Lights (Probabilities)(ag)
	(ad)	Participation Agreement – Oppenheimer – Variable Funds(w)
	(ae)	Participation Agreement – Panorama (Oppenheimer)(w)
	(af)	Participation Agreement – PIMCO – Variable Insurance Funds(aa)
	(ag)	Participation Agreement – Pioneer(ac)
	(ah)	Participation Agreement – Potomac (Direxion)
	(ai)	Participation Agreement – Putnam(ac)
	(aj)	Participation Agreement – Rydex – Variable Funds(k)
(i) Amendment No. 6(m)
	(ak)	Participation Agreement – SBL
	(al)	Participation Agreement – SEI

	(am)	Participation Agreement – T. Rowe Price(ae)
(i) Amendment No. 4(af)
	(an)	Participation Agreement – Third Avenue(w)
	(ao)	Participation Agreement – Van Eck
	(ap)	Participation Agreement – Virtus(ag)
	(aq)	Participation Agreement – Wells Fargo – Variable Funds(ae)
	(ar)	Information Sharing Agreement – AIM(n)
	(as)	Information Sharing Agreement – ALPS (Ibbotson)(ae)
	(at)	Information Sharing Agreement – American Century(n)
	(au)	Information Sharing Agreement – American Funds
	(av)	Information Sharing Agreement – Direxion(p)
	(aw)	Information Sharing Agreement – Dreyfus(n)
	(ax)	Information Sharing Agreement – Fidelity Insurance(o)
	(ay)	Information Sharing Agreement – Franklin Templeton(ae)
	(az)	Information Sharing Agreement – ING(ad)
	(ba)	Information Sharing Agreement – Goldman Sachs(o)
	(bb)	Information Sharing Agreement – Ivy(ae)
	(bc)	Information Sharing Agreement – Janus(o)
	(bd)	Information Sharing Agreement – Legg Mason(u)
	(be)	Information Sharing Agreement – MFS(n)
	(bf)	Information Sharing Agreement – Neuberger Berman(s)
	(bg)	Information Sharing Agreement – Oppenheimer(n)
	(bh)	Information Sharing Agreement – PIMCO(n)
	(bi)	Information Sharing Agreement – Putnam(ae)
	(bj)	Information Sharing Agreement – Rydex(n)
	(bk)	Information Sharing Agreement – Security Funds(o)
	(bl)	Information Sharing Agreement – T. Rowe Price(o)
	(bm)	Information Sharing Agreement – Van Eck(ae)
	(bn)	Information Sharing Agreement – Wells Fargo(p)

(9)	Opinion of Counsel(ag)

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, and Douglas G. Wolff

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed November 9, 2006).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2010)
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2011).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2012).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2012).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed October 19, 2012).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed December 28, 2012).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013).
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2013).
(ag)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2013).
(ah)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2014).

Item 25.     Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Anthony D. Minella	Senior Vice President, Chief Investment Officer and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Albert J. Dal Porto	Vice President
Daniel J. Kittredge	Vice President
Susan J. Lacey	Vice President
Jeanne R. Slusher	Vice President and Director of Audit
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Kevin M. Watt	Vice President
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2013, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities

Name	Jurisdiction	Percent of Voting Securities Owned
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company

Name	Jurisdiction	Percent of Voting Securities Owned
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company

Name	Jurisdiction	Percent of Voting Securities Owned
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC; Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (the “Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to the Trust.  The purchasers of SBL’s variable annuity and variable life contracts investing in the Trust will have the opportunity to instruct SBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control the Trust.

Item 27.    Number of Contract Owners

As of February 28, 2014 there were 24,077 owners of Qualified Contracts and 7,227 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.    Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Justin A. Jacquinot	Senior Vice President
	Kurt E. Auleta	Vice President and Director
	Paula K. Dell	Vice President
	Ken M. DiFrancesca	Vice President and Director
	Ryan W. Johnson	Vice President
	James J. Kiley	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Lorette F. Ziegler	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$5,238,2511	$2,045,4402	$0	N/A

1  SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.
    SDI passes through to selling broker-dealers all such amounts.
2  A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April 2014.

Security Benefit Life Insurance Company (the Depositor) SBL Variable Annuity Account XIV (The Registrant)
By:	*
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2014.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director

By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer (chief accounting officer), Chief Risk Officer, Treasurer, and Director

By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director

By:	*
Anthony D. Minella, Senior Vice President, and Chief Investment Officer and Director

By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director

By:	*
Douglas G. Wolff, President and Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(8)	(e)	Participation Agreement – American Funds
	(j)	Participation Agreement – Eaton Vance
	(q)	Participation Agreement – Ivy – Variable Insurance Funds
	(ah)	Participation Agreement – Potomac (Direxion)
	(ak)	Participation Agreement – SBL
	(al)	Participation Agreement – SEI
	(ao)	Participation Agreement – Van Eck
	(au)	Information Sharing Agreement – American Funds

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel

(13)	Powers of Attorney